UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

2015

SEMI-ANNUAL REPORT

APRIL 30, 2015

LARGE CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2015

Dear Shareholders,

After the U.S. stock market reached record highs at the end of 2014, its movement during the first few days of the new year reminded us of its volatile nature. Domestic stocks roiled throughout the first quarter of 2015, but ended the period relatively unchanged. However, the biggest surprises were the U.S. dollar’s sharp increase in value and falling energy prices.

Large-cap domestic stocks were outperformed by small- and mid-cap domestic stocks, which were less affected by the U.S. dollar’s strength and declining oil prices, and by broad-based international equities despite the drag on their returns due to the stronger U.S. dollar.

For the six months ended April 30, 2015, the American Beacon Large Cap Value Fund (Investor Class) returned 4.53%. The Fund is designed to provide long-term capital appreciation and current income primarily through investments in large market capitalization U.S. stocks.

In comparison, benchmarks measuring the performance of large-cap domestic stocks underperformed the Fund’s Investor Class during the same period: The S&P 500 Index returned 4.40%, the Dow Jones Industrial Average returned 3.78% and the Russell 1000 Value Index returned 2.89%.

American Beacon Advisors identifies and partners with experienced asset managers from across all asset classes to help protect our shareholders’ portfolios over the long term. We are proud to offer a variety of funds that allow investors to take advantage of different asset classes.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2015 (Unaudited)

The Investor Class of the Large Cap Value Fund (the “Fund”) returned 4.53% for the six months ended April 30, 2015, outperforming the Russell 1000® Value Index (the “Index”) return of 2.89% for the same period.

Total Returns for the Period ended 4/30/15

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	4.70%	9.69%	13.54%	8.01%
Y Class (1,2,8)	4.68%	9.59%	13.43%	7.95%
Investor Class (1,8)	4.53%	9.31%	13.13%	7.67%
Advisor Class (1,3,8)	4.42%	9.12%	12.97%	7.47%
Retirement Class (1,4,8)	4.31%	8.86%	12.65%	7.28%
A Class with sales charge (1,5,8)	(1.51)%	2.98%	11.66%	6.96%
A Class without sales charge (1,5,8)	4.49%	9.25%	12.99%	7.60%
C Class with sales charge (1,6,8)	3.14%	7.39%	12.17%	7.21%
C Class without sales charge (1,6,8)	4.14%	8.39%	12.17%	7.21%
AMR Class (1,8)	4.85%	9.97%	13.82%	8.29%
Russell 1000 Value Index (7)	2.89%	9.31%	13.39%	7.51%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/05 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/05.
3.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/05 up to 5/31/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/05. A portion of the fees charged to the Advisor
Class of the Fund was waived in 2005 and 2009. Performance prior to waiving fees was lower than the actual returns shown in these periods.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 through 5/31/05 and the Advisor Class from 6/1/05 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor and Investor Classes. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/05.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 through 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/05. A Class shares have a maximum sales charge of 5.75%.
6.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 through 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/05. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012 and partially recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
7.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.59%, 0.68%, 0.94%, 1.08%, 1.33%, 0.98%, 1.73%, and 0.33%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index as both stock selection and sector allocation added value relative to the Index.

2

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2015 (Unaudited)

The Fund’s investments in the Health Care and Information Technology sectors contributed most to excess performance. In the Health Care sector, Anthem (up 12.8%) and Medtronic (up 10.5%) were the largest contributors. The Fund’s much smaller allocation, versus the Index, to Johnson & Johnson (down 6.7%) also positively impacted performance. Oracle (up 12.4%), Activision Blizzard (up 17.0%) and Texas Instruments (up 10.9%) contributed most to the Fund’s returns in the Information Technology sector. The Fund’s Energy and Financials sector companies also added relative value. In the Energy sector, the Fund’s smaller investments, versus the Index, in Exxon Mobil (down 8.1%) and Chevron (down 5.5%) contributed most to performance. Blackstone (up 41.2%) and Santander Consumer USA Holding (up 32.5%) added relative value in the Financials sector. The aforementioned good performance was somewhat offset by poor stock selection in the Utilities sector. In the Utilities sector, CenterPoint Energy (down 12.7%) and Entergy (down 6.3%) detracted from the Fund’s returns.

A significant overweight in Consumer Discretionary, the best performing sector in the Index, contributed more than 45 basis points (0.45%) relative to the Index through sector allocation. The Fund’s underweight positions in Energy and Utilities, the two worst performing sectors in the Index, also added to relative performance.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)

JPMorgan Chase & Co.		3.8
Bank of America Corp.		2.4
Wells Fargo & Co.		2.2
Oracle Corp.		2.0
Pfizer, Inc.		1.9
Medtronic PLC		1.8
Verizon Communications, Inc.		1.8
Microsoft Corp.		1.7
General Motors Co.		1.6
Citigroup		3.0

Total Fund Holdings	205

Sector Allocation (% Equities)

Financials	26.5
Health Care	14.3
Consumer Discretionary	13.1
Energy	11.9
Information Technology	10.8
Industrials	9.3
Consumer Staples	5.3
Telecommunication Services	4.6
Utilities	2.8
Materials	1.4

3

American Beacon Large Cap Value FundSM

Fund Expenses

April 30, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15
Institutional Class
Actual	$1,000.00	$1,047.00	$2.94
Hypothetical **	$1,000.00	$1,021.92	$2.91
Y Class
Actual	$1,000.00	$1,046.83	$3.35
Hypothetical **	$1,000.00	$1,021.52	$3.31
Investor Class
Actual	$1,000.00	$1,045.29	$4.72
Hypothetical **	$1,000.00	$1,020.18	$4.66
Advisor Class
Actual	$1,000.00	$1,044.22	$5.37
Hypothetical **	$1,000.00	$1,019.54	$5.31
Retirement Class
Actual	$1,000.00	$1,043.12	$6.69
Hypothetical **	$1,000.00	$1,018.25	$6.61
A Class
Actual	$1,000.00	$1,044.92	$4.87
Hypothetical **	$1,000.00	$1,020.03	$4.81
C Class
Actual	$1,000.00	$1,041.39	$8.71
Hypothetical **	$1,000.00	$1,016.27	$8.60
AMR Class
Actual	$1,000.00	$1,048.46	$1.57
Hypothetical **	$1,000.00	$1,023.26	$1.56

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.58%, 0.66%, 0.93%, 1.06%, 1.32%, 0.96%, 1.72%, and 0.31% for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

4

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 95.42%
CONSUMER DISCRETIONARY - 12.52%
Auto Components - 1.75%
Delphi Automotive PLCA	123,764	$10,272
Goodyear Tire & Rubber Co.	1,285,100	36,452
Johnson Controls, Inc.	3,141,309	158,259

		204,983

Automobiles - 4.31%
Ford Motor Co.	5,869,300	92,735
General Motors Co.	5,464,198	191,575
Honda Motor Co., Ltd., Sponsored ADRB	1,555,900	52,169
Toyota Motor Corp., Sponsored ADRB	1,219,600	169,549

		506,028

Hotels, Restaurants & Leisure - 0.21%
Carnival Corp.	358,500	15,763
McDonald’s Corp.	92,384	8,920

		24,683

Household Durables - 0.52%
Koninklijke Philips Electronics NV	603,800	17,275
Newell Rubbermaid, Inc.	65,318	2,491
Stanley Black & Decker, Inc.	417,023	41,159

		60,925

Leisure Equipment & Products - 0.06%
Hasbro, Inc.	101,759	7,204

Media - 2.98%
Comcast Corp., Special, Class A	705,782	40,646
DIRECTVC	623,400	56,545
Discovery Communications, Inc.C	1,090,000	35,272
Interpublic Group of Cos., Inc.	1,548,900	32,279
McGraw-Hill Cos., Inc.	48,563	5,065
Omnicom Group, Inc.	405,574	30,726
Time Warner Cable, Inc.	446,500	69,441
Time Warner, Inc.	125,968	10,633
Time, Inc.	13,504	308
Tribune Media Co., Class A	931,459	52,227
Viacom, Inc., Class B	112,354	7,803
Walt Disney Co.	76,341	8,300

		349,245

Multiline Retail - 2.11%
Kohl’s Corp.	33,068	2,369
Michael Kors Holdings Ltd.C	891,400	55,142
Nordstrom, Inc.	237,200	17,923
Target Corp.	2,171,357	171,168

		246,602

Specialty Retail - 0.58%
Advance Auto Parts, Inc.	41,690	5,962
Bed Bath & Beyond, Inc.C	648,442	45,689
Lowe’s Cos., Inc.	230,600	15,879

		67,530

Total Consumer Discretionary		1,467,200

CONSUMER STAPLES - 5.04%
Beverages - 0.54%
Diageo PLC, Sponsored ADRA B	560,319	62,207
Dr Pepper Snapple Group, Inc.	15,901	1,186

		63,393

Food & Drug Retailing - 0.73%
CVS Caremark Corp.	239,272	23,757
Sysco Corp.	539,196	19,966

	Shares	Fair Value
		(000’s)
Wal-Mart Stores, Inc.	529,400	$41,320

		85,043

Food Products - 0.88%
Archer-Daniels-Midland Co.	53,430	2,612
Bunge Ltd.	204,400	17,654
Danone S.A., Sponsored ADRB	659,386	9,568
General Mills, Inc.	342,548	18,957
Kellogg Co.	442,377	28,015
Mondelez International, Inc., Class A	146,300	5,614
Nestle S.A., Sponsored ADRB	265,661	20,620

		103,040

Household Products - 0.05%
Procter & Gamble Co.	74,940	5,958

Tobacco - 2.84%
Altria Group, Inc.	1,404,965	70,318
Imperial Tobacco Group PLC, ADRA B	928,072	90,236
Lorillard, Inc.	204,249	14,269
Philip Morris International, Inc.	1,891,974	157,924

		332,747

Total Consumer Staples		590,181

ENERGY - 11.32%
Energy Equipment & Services - 1.58%
Baker Hughes, Inc.	18,671	1,278
Cobalt International Energy, Inc.C	4,124,700	44,134
Halliburton Co.	1,888,100	92,423
Schlumberger Ltd.	501,069	47,406

		185,241

Oil & Gas - 9.74%
Apache Corp.	593,400	40,589
BP PLC, Sponsored ADRA B	3,385,320	146,109
Canadian Natural Resources Ltd.	2,070,700	68,851
Chevron Corp.	164,243	18,241
Cimarex Energy Co.	393,500	48,951
ConocoPhillips	1,189,240	80,773
Continental Resources, Inc.C	776,700	40,878
Devon Energy Corp.	518,700	35,381
EOG Resources, Inc.	78,277	7,746
Exxon Mobil Corp.	256,196	22,384
Hess Corp.	374,600	28,807
Kosmos Energy Ltd.C	2,030,500	19,858
Marathon Oil Corp.	3,748,500	116,578
Marathon Petroleum Corp.	716,250	70,601
Murphy Oil Corp.	1,170,500	55,728
Occidental Petroleum Corp.	1,583,471	126,835
Phillips 66	1,237,320	98,132
Royal Dutch Shell PLC, Class A, ADRA B	1,399,602	88,777
Seadrill Ltd.	1,950,900	25,537

		1,140,756

Total Energy		1,325,997

FINANCIALS - 25.19%
Banks - 2.74%
Bank of New York Mellon Corp.	798,023	33,788
Citizens Financial Group	2,448,600	63,786
PNC Financial Services Group, Inc.	1,728,708	158,575
SunTrust Banks, Inc.	1,000,900	41,537
U.S. Bancorp	545,089	23,368

		321,054

Diversified Financials - 16.13%
American Express Co.	1,046,021	81,014

See accompanying notes 5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Bank of America Corp.	17,600,190	$280,371
BlackRock, Inc., Class A	34,126	12,420
Blackstone Group, LPD	1,142,600	46,801
Capital One Financial Corp.	1,623,500	131,260
Citigroup, Inc.	6,510,108	347,119
Franklin Resources, Inc.	281,621	14,520
Goldman Sachs Group, Inc.	302,319	59,381
JPMorgan Chase & Co.	7,099,840	449,136
KKR & Co., LPD	3,349,900	75,406
Morgan Stanley	476,000	17,760
Nasdaq OMX Group	195,507	9,508
Santander Consumer USA Holdings, Inc.	1,993,500	49,220
SLM Corp.	3,919,000	39,935
State Street Corp.	288,230	22,228
Wells Fargo & Co.	4,611,833	254,112

		1,890,191

Insurance - 5.86%
ACE Ltd.	122,156	13,069
Allstate Corp.	361,000	25,147
American International Group, Inc.	2,779,900	156,480
Aon PLCA	153,660	14,787
Berkshire Hathaway, Inc., Class BC	546,665	77,195
Chubb Corp.	432,820	42,568
Hartford Financial Services Group, Inc.	1,266,350	51,629
Lincoln National Corp.	662,600	37,430
MetLife, Inc.	2,840,521	145,690
Prudential Financial, Inc.	140,428	11,459
Travelers Cos., Inc.	230,904	23,347
Unum Group	1,537,400	52,518
XL Group PLCA	954,600	35,397

		686,716

Real Estate - 0.46%
Hatteras Financial Corp.E	939,200	16,962
Two Harbors Investment Corp.E	3,546,659	37,240

		54,202

Total Financials		2,952,163

HEALTH CARE - 13.63%
Biotechnology - 0.26%
Keryx Biopharmaceuticals, Inc.C	1,030,450	10,985
PTC Therapeutics, Inc.C	335,000	19,681

		30,666

Health Care Equipment & Supplies - 2.17%
Medtronic PLCA	2,903,511	216,167
St. Jude Medical, Inc.	130,584	9,147
Thermo Fisher Scientific, Inc.	107,584	13,521
Zimmer Holdings, Inc.	144,900	15,916

		254,751

Health Care Providers & Services - 2.68%
Aetna, Inc.	160,000	17,099
Anthem, Inc.	1,057,100	159,548
Express Scripts Holding Co.C	662,811	57,267
Humana, Inc.	198,900	32,938
UnitedHealth Group, Inc.	420,100	46,799

		313,651

Pharmaceuticals - 8.52%
Abbott Laboratories	336,279	15,610
AbbVie, Inc.	735,300	47,544
Eli Lilly & Co.	582,600	41,871
Endo International PLCA C	303,800	25,539
GlaxoSmithKline PLC, Sponsored ADRA B	1,841,600	84,990
Horizon Pharma PLCA C	959,400	26,978

	Shares	Fair Value
		(000’s)
Jazz Pharmaceuticals PLCA C	97,300	$17,388
Johnson & Johnson	1,258,832	124,876
Merck & Co., Inc.	2,534,290	150,942
Mylan N.V.C	541,900	39,158
Novartis AG, ADRB	42,547	4,331
Pfizer, Inc.	6,440,831	218,538
Roche Holding AG, Sponsored ADRB	97,277	3,490
Sanofi, ADRB	3,699,400	187,005
ZS Pharma, Inc.C	231,700	8,821

		997,081

Total Health Care		1,596,149

INDUSTRIALS - 8.91%
Aerospace & Defense - 2.61%
Boeing Co.	285,100	40,866
General Dynamics Corp.	632,400	86,841
Lockheed Martin Corp.	126,750	23,652
Northrop Grumman Corp.	68,334	10,526
Raytheon Co.	802,600	83,470
Rockwell Collins, Inc.	356,200	34,669
United Technologies Corp.	225,058	25,600

		305,624

Air Freight & Couriers - 0.15%
United Parcel Service, Inc., Class B	170,712	17,162

Commercial Services & Supplies - 0.03%
Equifax, Inc.	31,430	3,047

Construction & Engineering - 0.33%
Chicago Bridge & Iron Co., N.V.	816,300	38,897

Diversified Manufacturing - 0.38%
Eaton Corp., PLCA	649,815	44,662

Electrical Equipment - 0.64%
Emerson Electric Co.	1,011,300	59,494
Tyco International PLCA	405,782	15,980

		75,474

Industrial Conglomerates - 1.06%
3M Co.	157,816	24,681
Honeywell International, Inc.	986,772	99,585

		124,266

Machinery - 3.65%
Caterpillar, Inc.	363,200	31,555
CNH Industrial N.V.	5,426,800	47,322
Cummins, Inc.	419,000	57,930
Danaher Corp.	196,465	16,087
Illinois Tool Works, Inc.	91,736	8,585
Joy Global, Inc.	966,300	41,203
Oshkosh Corp.	801,900	43,174
PACCAR, Inc.	459,600	30,035
Parker Hannifin Corp.	215,500	25,722
Pentair PLCA	98,160	6,101
Reliance Steel & Aluminum Co.	761,200	49,264
Terex Corp.	1,048,040	28,779
Xylem, Inc.	1,120,421	41,478

		427,235

Road & Rail - 0.06%
Canadian National Railway Co.	110,907	7,156

Total Industrials		1,043,523

See accompanying notes 6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
INFORMATION TECHNOLOGY - 10.33%
Communications Equipment - 1.91%
ARRIS Group, Inc.C	1,009,810	$34,005
Cisco Systems, Inc.	3,608,800	104,042
Corning, Inc.	4,075,400	85,298

		223,345

Computers & Peripherals - 1.12%
Hewlett-Packard Co.	1,659,200	54,704
International Business Machines Corp.	343,301	58,804
Teradata Corp.C	390,700	17,187

		130,695

IT Consulting & Services - 0.40%
Accenture, PLC, Class AA	336,029	31,134
Fidelity National Information Services, Inc.	99,894	6,242
Fiserv, Inc.C	121,797	9,451

		46,827

Semiconductor Equipment & Products - 2.56%
Applied Materials, Inc.	1,838,900	36,392
Intel Corp.	1,523,100	49,577
Lam Research Corp.	476,800	36,037
Micron Technology, Inc.C	2,834,300	79,728
Qualcomm, Inc.	975,200	66,314
Texas Instruments, Inc.	593,746	32,187

		300,235

Software - 4.34%
Activision Blizzard, Inc.	408,600	9,322
Check Point Software Technologies Ltd.C	429,400	35,846
Microsoft Corp.	4,045,600	196,778
Navient Corp.	1,949,000	38,083
Oracle Corp.	5,262,083	229,533

		509,562

Total Information Technology		1,210,664

MATERIALS - 1.37%
Chemicals - 0.82%
Dow Chemical Co.	649,500	33,125
Eastman Chemical Co.	533,000	40,624
EI du Pont de Nemours & Co.	41,571	3,043
PPG Industries, Inc.	86,810	19,234

		96,026

Containers & Packaging - 0.06%
Crown Holdings, Inc.C	122,262	6,634

Metals & Mining - 0.31%
Rio Tinto PLC, Sponsored ADRA B	804,400	36,029

Paper & Forest Products - 0.18%
Louisiana-Pacific Corp.C	1,398,200	21,309

Total Materials		159,998

TELECOMMUNICATION SERVICES - 4.40%
Diversified Telecommunication Services - 2.73%
AT&T, Inc.	1,981,500	68,639
Telefonaktiebolaget LM Ericsson, ADRB	4,096,400	44,733
Verizon Communications, Inc.	4,087,660	206,182

		319,554

Wireless Telecommunication Services - 1.67%
China Mobile Ltd., Sponsored ADRB	1,353,800	96,702

	Shares	Fair Value
		(000’s)
Vodafone Group PLC, Sponsored ADRA B	2,802,340	$98,642

		195,344

Total Telecommunication Services		514,898

UTILITIES - 2.71%
Electric - 2.71%
Calpine Corp.C	2,474,700	53,973
CenterPoint Energy, Inc.	2,845,100	59,662
Duke Energy Corp.	108,489	8,415
Entergy Corp.	907,200	70,018
NRG Energy, Inc.	1,029,200	25,977
PPL Corp.	506,000	17,219
Public Service Enterprise Group, Inc.	1,621,800	67,370
Southern Co.	323,300	14,322

Total Utilities		316,956

Total Common Stock (Cost $9,052,733)		11,177,729

PREFERRED STOCK - 0.09%
FINANCIALS - 0.08%
Real Estate - 0.08%
Public Storage, Inc., 5.75%, Due 12/31/2049	381,684	9,599

MANUFACTURING - 0.01%
Aerospace & Defense - 0.01%
United Technologies Corp., 7.50%, Due 8/1/2015	14,770	869

Total Preferred Stock (Cost $9,302)		10,468

SHORT-TERM INVESTMENTS- 4.18%
American Beacon U.S. Government Money Market Select Fund, Select Class F	35,000,000	35,000
JPMorgan U.S. Government Money Market Fund, Capital Class	454,542,189	454,542

Total Short-Term Investments (Cost $489,542)		489,542

TOTAL INVESTMENTS - 99.69% (Cost $9,551,577)		11,677,739
OTHER ASSETS, NET OF LIABILITIES - 0.31%		36,521

TOTAL NET ASSETS - 100.00%		$11,714,260

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	ADR - American Depositary Receipt.
C	Non-income producing security.
D	MLP - Master Limited Partnership.
E	REIT - Real Estate Investment Trust.
F	The Fund is affiliated by having the same investment advisor.

See accompanying notes 7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

Futures Contracts Open on April 30, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index June Futures	Long	4,222	June 2015	$438,855,790	$1,248,210

				$438,855,790	$1,248,210

See accompanying notes

8

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2015 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair value A	$11,642,739
Investments in affiliated securities, at fair value B	35,000
Deposit with brokers for futures contracts	19,984
Receivable for investments sold	62,332
Receivable for fund shares sold	14,796
Dividends and interest receivable	14,488
Receivable for tax reclaims	513
Prepaid expenses	158

Total assets	11,790,010

Liabilities:
Payable for investments purchased	58,293
Payable for fund shares redeemed	6,339
Management and investment advisory fees payable	2,224
Administrative service and service fees payable	3,691
Transfer agent fees payable	153
Custody and fund accounting fees payable	190
Professional fees payable	81
Prospectus and shareholder reports fees payable	168
Trustee fees payable	142
Payable for variation margin from open futures contracts	4,398
Other liabilities	71

Total liabilities	75,750

Net assets	$11,714,260

Analysis of Net Assets:
Paid-in-capital	8,935,914
Undistributed net investment income	81,884
Accumulated net realized gain	569,052
Unrealized appreciation of investments	2,126,162
Unrealized appreciation of futures contracts	1,248

Net assets	$11,714,260

See accompanying notes 9

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2015 (Unaudited) (in thousands, except share and per share amounts)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	210,912,230

Y Class	15,267,704

Investor Class	139,087,958

Advisor Class	5,713,055

Retirement Class	413,600

A Class	1,416,685

C Class	438,790

AMR Class	27,025,149

Net assets (not in thousands):
Institutional Class	$6,314,575,068

Y Class	$454,462,138

Investor Class	$3,923,344,337

Advisor Class	$159,479,497

Retirement Class	$11,330,499

A Class	$39,695,314

C Class	$12,180,502

AMR Class	$799,192,712

Net asset value, offering and redemption price per share:
Institutional Class	$29.94

Y Class	$29.77

Investor Class	$28.21

Advisor Class	$27.91

Retirement Class	$27.39

A Class	$28.02

A Class (offering price)	$29.73

C Class	$27.76

AMR Class	$29.57

A Cost of investments in unaffiliated securities	$9,516,577
B Cost of investments in affiliated securities	$35,000

See accompanying notes

10

American Beacon Large Cap Value FundSM

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited) (in thousands)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$139,318
Dividend income from affiliated securities	2

Total investment income	139,320

Expenses:
Management and investment advisory fees (Note 2)	13,167
Administrative service fees (Note 2):
Institutional Class	9,040
Y Class	653
Investor Class	6,004
Advisor Class	233
Retirement Class	18
A Class	50
C Class	17
AMR Class	201
Transfer agent fees:
Institutional Class	555
Y Class	8
Investor Class	78
Advisor Class	3
Retirement Class	1
A Class	1
C Class	1
AMR Class	12
Custody and fund accounting fees	559
Professional fees	117
Registration fees and expenses	125
Service fees (Note 2):
Y Class	218
Investor Class	7,437
Advisor Class	194
Retirement Class	15
A Class	25
C Class	8
Distribution fees (Note 2):
Advisor Class	194
Retirement Class	30
A Class	41
C Class	55
Prospectus and shareholder report expenses	291
Trustee fees	268
Other expenses	308

Total expenses	39,927

Net investment income	99,393

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	694,093
Commission recapture (Note 3)	54
Foreign currency transactions	(7)
Futures contracts	31,585
Change in net unrealized appreciation or (depreciation) of:
Investments	(283,723)
Futures contracts	(13,972)

Net gain from investments	428,030

Net increase in net assets resulting from operations	$527,423

A Foreign taxes	$997

See accompanying notes 11

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets (in thousands)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$99,393	$254,199
Net realized gain from investments, commission recapture, foreign currency transactions, and futures contracts	725,725	1,216,150
Change in net unrealized appreciation or (depreciation) from investments and futures contracts	(297,695)	76,165

Net increase in net assets resulting from operations	527,423	1,546,514

Distributions to Shareholders:
Net investment income:
Institutional Class	(124,764)	(87,830)
Y Class	(9,070)	(5,267)
Investor Class	(80,020)	(51,957)
Advisor Class	(3,033)	(1,591)
Retirement Class	(254)	(52)
A Class	(603)	(170)
C Class	(151)	(54)
AMR Class	(19,775)	(13,053)
Net realized gain from investments:
Institutional Class	(375,074)	—
Y Class	(27,794)	—
Investor Class	(281,035)	—
Advisor Class	(10,665)	—
Retirement Class	(961)	—
A Class	(1,967)	—
C Class	(725)	—
AMR Class	(52,660)	—

Net distributions to shareholders	(988,551)	(159,974)

Capital Share Transactions:
Proceeds from sales of shares	1,397,299	2,945,941
Reinvestment of dividends and distributions	953,937	153,366
Cost of shares redeemed	(1,603,201)	(3,593,139)

Net increase (decrease) in net assets from capital share transactions	748,035	(493,832)

Net increase in net assets	286,907	892,708

Net Assets:
Beginning of period	11,427,353	10,534,645

End of Period *	$11,714,260	$11,427,353

* Includes undistributed net investment income of	$81,884	$222,712

See accompanying notes 12

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2015, the Trust consists of thirty-one active series, one of which is presented in this filing (the “Fund”): American Beacon Large Cap Value Fund. The remaining thirty active series are reported in separate filings.

Effective April 30, 2015, American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30, the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” which amends the criteria that define an investment company and clarifies the measurement guidance and requires new disclosures for investment companies. Under the ASU, an entity that is registered under the Investment Company Act of 1940 automatically qualifies as an investment company. The Funds adopted this ASU for the fiscal year ended October 31, 2015. Management has evaluated the implications of the ASU and determined that adoption thereof will not have a material impact on the financial statements.

13

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets. The Fund pays the unaffiliated investment advisors hired to direct investment activities of the Fund. Management fees paid during the six months ended April 30, 2015 were as follows (in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts Paid to Manager
0.23%	$13,167	$10,297	$2,870

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, Retirement, A, and C Classes of the Fund and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor, Retirement, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, Retirement, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, Retirement, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

14

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Investment in Affiliated Funds

The Fund may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”), (collectively the “Select Funds”). The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives Management and Administration fees totaling 0.10 from the Select Funds an annualized fee of 0.09% of its average daily net assets of the Select Funds. During the six months ended April 30, 2015, the Manager earned fees from the Select Funds totaling $20,709 on the Fund’s direct investment in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended April 30, 2015, the Fund did not participate in the program.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2015, there were no waived fees or reimbursed expenses.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2015, Foreside collected $1,720 from the sale of Class A shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2015, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2015, $1,565 in CDSC fees were collected for the Fund.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

15

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended April 30, 2015, there were no transfers between levels. As of April 30, 2015, the investments were classified as described below (in thousands):

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Common Stock*	$11,177,729	$—	$—	$11,177,729
Preferred Stock*	10,468	—	—	10,468
Short-Term Investments - Money Markets	489,542	—	—	489,542

Total Investments in Securities	$11,677,739	$—	$—	$11,677,739

Financial Derivative Instruments - Assets
Futures Contracts	$1,248	$—	$—	$1,248

*	Refer to the Schedules of Investments for Industry Information.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended April 30, 2015, the Fund entered into future contracts primarily for return enhancement and exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

Average Futures Contracts Outstanding
Fund	Year ended April 30, 2015
Large Cap Value Fund	4,313

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure (in thousands) (1):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of April 30, 2015:

Statement of Assets and Liabilities	Derivatives	Fair Value
Payable for variation margin from open futures contracts	Equity Contracts	$(4,398)

The effect of financial derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2015:

Statement of Operations	Derivatives	Total
Net realized gain from futures contracts	Equity Contracts	$31,585
Change in net unrealized depreciation from futures contracts	Equity Contracts	(13,972)

(1)	See Note 3 in the Notes to Financial Statements for additional information.

6. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as Deposits with

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties such as International Swaps and Derivatives Association (“ISDA”) agreements which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2015:

Offsetting of Financial Liabilities and Derivative Liabilities as of April 30, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts(1)	$(4,398)	$—	$(4,398)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2015:

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co. (1)	$(4,398)	$—	$—	$(4,398)

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

The tax character of distributions paid were as follows (in thousands):

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$124,764	$87,830
Y Class	9,070	5,267
Investor Class	80,020	51,957
Advisor Class	3,033	1,591
Retirement Class	254	52
A Class	603	170
C Class	151	54
AMR Class	19,775	13,053
Ordinary income*
Institutional Class	375,074	—
Y Class	27,794	—
Investor Class	281,035	—
Advisor Class	10,665	—
Retirement Class	961	—
A Class	1,967	—
C Class	725	—
AMR Class	52,660	—

Total distributions paid	$988,551	$159,974

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$9,672,121

Unrealized appreciation	2,419,129
Unrealized depreciation	(413,511)

Net unrealized appreciation	2,005,618

Undistributed ordinary income	90,946
Accumulated long-term loss	680,519
Other temporary differences	1,263

Distributable earnings	$2,778,346

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments, and reclassifications of income from real estate investment securities and publicly traded partnerships.

Due to inherent differences in the recognition of income, expenses, and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency and reclassifications of income from real estate investment securities and publicly traded partnerships as of April 30, 2015 (in thousands):

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Paid-in-capital	$1
Undistributed net investment income	(2,551)
Accumulated net realized gain (loss)	2,550
Unrealized appreciation or (depreciation) of investments and futures contracts	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2015, the Fund did not have capital loss carryovers.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2015 were $1,759,198 and $1,934,795, respectively (in thousands).

A summary of the Fund’s direct transactions in the Select Funds for the six months ended April 30, 2015 is set forth below (in thousands):

Affiliate	October 31, 2014 Shares/Fair Value	Purchases	Sales	April 30, 2015 Shares/Fair Value	Dividend Income
USG Select Fund	$30,000	$55,000	$50,000	$35,000	$2

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months Ended April 30, 2015

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	(30,443)	$899,198	(2,106)	$61,915	(12,891)	$362,917	(888)	$24,816
Reinvestment of dividends	(16,488)	483,582	(1,220)	35,593	(12,465)	344,921	(477)	13,073
Shares redeemed	22,390	(666,262)	2,068	(61,253)	27,193	(759,793)	761	(21,147)

Net increase (decrease) in shares outstanding	(24,541)	$716,518	(1,258)	$36,255	1,837	$(51,955)	(604)	$16,742

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	(88)	$2,443	(701)	$19,736	(101)	$2,776	(793)	$23,498
Reinvestment of dividends	(45)	1,215	(87)	2,384	(27)	734	(2,503)	72,435
Shares redeemed	160	(4,310)	147	(4,211)	32	(869)	2,912	(85,356)

Net increase (decrease) in shares outstanding	27	$(652)	(641)	$17,909	(96)	$2,641	(384)	$10,577

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

For the Year Ended October 31, 2014

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	60,578	$1,808,998	5,016	$149,908	28,208	$787,684	2,431	$68,583

Reinvestment of dividends	2,973	83,881	182	5,105	1,853	49,552	58	1,534
Shares redeemed	(73,952)	(2,231,408)	(3,130)	(92,555)	(38,454)	(1,080,676)	(2,344)	(65,255)

Net increase (decrease) in shares outstanding	(10,401)	$(338,529)	2,068	$62,458	(8,393)	$(243,440)	145	$4,862

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	333	$9,025	391	$10,942	175	$4,839	3,592	$105,962
Reinvestment of dividends	2	52	6	146	2	43	468	13,053
Shares redeemed	(56)	(1,545)	(79)	(2,197)	(35)	(969)	(4,114)	(118,534)

Net increase (decrease) in shares outstanding	279	$7,532	318	$8,891	142	$3,913	(54)	$481

24

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25

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2015		Year Ended October 31,
			2014	2013	2012	2011A	2010
	(unaudited)
Net asset value, beginning of period	$31.21		$27.59	$21.58	$18.99	$18.56	$16.32

Income from investment operations:
Net investment income	0.29		0.73	0.50	0.45	0.39	0.32
Net gains (losses) from investments (both realized and unrealized)	1.12		3.33	6.00	2.60	0.30	2.22

Total income (loss) from investment operations	1.41		4.06	6.50	3.05	0.69	2.54

Less distributions:
Dividends from net investment income	(0.67)		(0.44)	(0.49)	(0.46)	(0.26)	(0.30)
Distributions from net realized gains	(2.01)		—	—	—	—	—

Total distributions	(2.68)		(0.44)	(0.49)	(0.46)	(0.26)	(0.30)

Net asset value, end of period	$29.94		$31.21	$27.59	$21.58	$18.99	$18.56

Total return B	4.70	%D	14.89%	30.70%	16.48%	3.69%	15.68%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$6,314,575		$5,816,013	$5,428,755	$3,914,173	$3,380,918	$3,366,011
Ratios to average net assets:
Expenses, before reimbursements	0.58	%C	0.58%	0.58%	0.59%	0.58%	0.59%
Expenses, net of reimbursements	0.58	%C	0.58%	0.58%	0.59%	0.58%	0.59%
Net investment income (loss), before reimbursements	1.85	%C	2.35%	1.99%	2.23%	1.96%	1.73%
Net investment income, net of reimbursements	1.85	%C	2.35%	1.99%	2.23%	1.96%	1.73%
Portfolio turnover rate	16	%D	29%	34%	30%	90%	28%

A	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Annualized.
D	Not annualized.

26

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class							Investor Class
Six Months Ended April 30, 2015		Year Ended October 31,					Six Months Ended April 30, 2015		Year Ended October 31,
		2014	2013	2012	2011A	2010			2014	2013	2012	2011A	2010
(unaudited)
							(unaudited)
$31.04		$27.46	$21.47	$18.92	$18.49	$16.32	$29.51		$26.11	$20.43	$17.99	$17.61	$15.51

0.28		0.64	0.40	0.53	0.37	0.29	0.22		0.57	0.39	0.36	0.30	0.23

1.12		3.37	6.05	2.50	0.30	2.22	1.06		3.18	5.69	2.47	0.29	2.12

1.40		4.01	6.45	3.03	0.67	2.51	1.28		3.75	6.08	2.83	0.59	2.35

(0.66)		(0.43)	(0.46)	(0.48)	(0.24)	(0.34)	(0.57)		(0.35)	(0.40)	(0.39)	(0.21)	(0.25)
(2.01)		—	—	—	—	—	(2.01)		—	—	—	—	—

(2.67)		(0.43)	(0.46)	(0.48)	(0.24)	(0.34)	(2.58)		(0.35)	(0.40)	(0.39)	(0.21)	(0.25)

$29.77		$31.04	$27.46	$21.47	$18.92	$18.49	$28.21		$29.51	$26.11	$20.43	$17.99	$17.61

4.68	%D	14.78%	30.59%	16.43%	3.58%	15.50%	4.53	%D	14.50%	30.26%	16.05%	3.30%	15.27%

$454,462		$434,881	$327,939	$88,509	$134,968	$2,123	$3,923,344		$4,158,361	$3,899,011	$3,635,333	$3,761,691	$4,140,584

0.66	%C	0.67%	0.66%	0.69%	0.69%	0.70%	0.93	%C	0.93%	0.93%	0.96%	0.95%	0.96%
0.66	%C	0.67%	0.66%	0.69%	0.69%	0.70%	0.93	%C	0.93%	0.93%	0.96%	0.95%	0.96%
1.76	%C	2.24%	1.78%	2.12%	1.88%	1.51%	1.50	%C	2.01%	1.67%	1.89%	1.59%	1.36%
1.76	%C	2.24%	1.78%	2.12%	1.88%	1.51%	1.50	%C	2.01%	1.67%	1.89%	1.59%	1.36%
16	%D	29%	34%	30%	90%	28%	16	%D	29%	34%	30%	90%	28%

27

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2015		Year Ended October 31,
			2014	2013	2012	2011A	2010
	(unaudited)
Net asset value, beginning of period	$29.24		$25.89	$20.25	$17.83	$17.47	$15.39

Income from investment operations:
Net investment income	0.21		0.47	0.35	0.31	0.27	0.21
Net gains (losses) from investments (both realized and unrealized)	(1.89)		3.20	5.65	2.48	0.28	2.10

Total income (loss) from investment operations	(1.68)		3.67	6.00	2.79	0.55	2.31

Less distributions:
Dividends from net investment income	(0.57)		(0.32)	(0.36)	(0.37)	(0.19)	(0.23)
Distributions from net realized gains	(2.01)		—	—	—	—	—

Total distributions	(2.58)		(0.32)	(0.36)	(0.37)	(0.19)	(0.23)

Net asset value, end of period	$24.98		$29.24	$25.89	$20.25	$17.83	$17.47

Total return B	4.46	%D	14.35%	30.05%	15.96%	3.11%	15.14%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$159,479		$149,423	$128,528	$103,629	$129,739	$128,080
Ratios to average net assets:
Expenses, before reimbursements	1.06	%C	1.07%	1.07%	1.08%	1.08%	1.10%
Expenses, net of reimbursements	1.06	%C	1.07%	1.07%	1.08%	1.08%	1.10%
Net investment income (loss), before reimbursements	1.36	%C	1.83%	1.52%	1.78%	1.46%	1.23%
Net investment income, net of reimbursements	1.36	%C	1.83%	1.52%	1.78%	1.46%	1.23%
Portfolio turnover rate	16	%D	29%	34%	30%	90%	28%

A	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Annualized.
D	Not annualized.
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

28

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Retirement Class							A Class
Six Months Ended April 30, 2015		Year Ended October 31,					Six Months Ended April 30, 2015		Year Ended October 31,				May 17 to Oct. 31, 2010
		2014	2013	2012	2011A	2010			2014	2013	2012	2011A
(unaudited)							(unaudited)

$28.74		$25.48	$20.07	$17.74	$17.32	$15.36	$29.38		$26.03	$20.41	$18.01	$17.61	$16.93

0.09		0.57	0.35	0.28	0.20	0.18	0.26		0.54	0.38	0.36	0.24	0.03

2.68		2.98	5.50	2.42	0.30	2.07	(11.63)		3.16	5.65	2.44	0.31	0.65

2.77		3.55	5.85	2.70	0.50	2.25	(11.37)		3.70	6.03	2.80	0.55	0.68

(0.53)		(0.29)	(0.44)	(0.37)	(0.08)	(0.29)	(0.62)		(0.35)	(0.41)	(0.40)	(0.15)	—
(2.01)		—	—	—	—	—	(2.01)		—	—	—	—	—

(2.54)		(0.29)	(0.44)	(0.37)	(0.08)	(0.29)	(2.63)		(0.35)	(0.41)	(0.40)	(0.15)	—

$28.97		$28.74	$25.48	$20.07	$17.74	$17.32	$15.38		$29.38	$26.03	$20.41	$18.01	$17.61

4.31	%D	14.04%	29.68%	15.57%	2.86%	14.78%	4.49	%D	14.37%	30.03%	15.91%	3.12%	4.02	%D

$11,331		$12,668	$4,132	$2,230	$1,019	$2	$39,695		$22,782	$11,905	$6,222	$3,942	$814

1.32	%C	1.32%	1.33%	1.42%	1.39%	1.37%	0.96	%C	1.04%	1.08%	1.12%	1.16%	1.06	%C
1.32	%C	1.32%	1.33%	1.42%	1.39%	1.37%	0.96	%C	1.04%	1.08%	1.12%	1.16%	1.06	%C

1.11	%C	1.58%	1.18%	1.19%	1.06%	0.95%	1.43	%C	1.83%	1.44%	1.66%	1.37%	1.09	%C

1.11	%C	1.58%	1.18%	1.19%	1.06%	0.95%	1.43	%C	1.83%	1.44%	1.66%	1.37%	1.09	%C
16	%D	29%	34%	30%	90%	28%	16	%D	29%	34%	30%	90%	28	%E

29

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2015		Year Ended October 31,				Sept. 1 to Oct. 31, 2010
			2014	2013	2012	2011A
	(unaudited)
Net asset value, beginning of period	$29.03		$25.81	$20.29	$17.95	$17.58	$16.17

Income from investment operations:
Net investment income (loss)	0.16		0.35	0.23	0.22	0.10	(0.01)
Net gains (losses) from investments (both realized and unrealized)	1.00		3.11	5.58	2.42	0.32	1.42

Total income (loss) from investment operations	1.16		3.46	5.81	2.64	0.42	1.41

Less distributions:
Dividends from net investment income	(0.42)		(0.24)	(0.29)	(0.30)	(0.05)	—
Distributions from net realized gains	(2.01)		—	—	—	—	—

Total distributions	(2.43)		(0.24)	(0.29)	(0.30)	(0.05)	—

Net asset value, end of period	$27.76		$29.03	$25.81	$20.29	$17.95	$17.58

Total return B	4.14	%C	13.48%	29.00%	14.97%	2.36%	8.72	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$12,181		$9,964	$5,200	$2,468	$1,329	$38
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.72	%D	1.79%	1.84%	1.88%	2.54%	2.14	%D
Expenses, net of reimbursements or recoupments	1.72	%D	1.81%	1.92%	1.87%	1.84%	1.87	%D
Net investment income (loss), before reimbursements or recoupments	0.70	%D	1.09%	0.68%	0.89%	(0.01)%	(0.76	)%D
Net investment income, net of reimbursements or recoupments	0.70	%D	1.07%	0.60%	0.89%	0.68%	(0.50	)%D
Portfolio turnover rate	16	%C	29%	34%	30%	90%	28	%E

A	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

30

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

AMR Class
Six Months Ended April 30, 2015		Year Ended October 31,
		2014	2013	2012	2011A	2010
(unaudited)
$30.90		$27.31	$21.36	$18.81	$18.37	$16.14

0.33		0.77	0.57	0.52	0.41	0.34

1.11		3.33	5.92	2.54	0.32	2.22

1.44		4.10	6.49	3.06	0.73	2.56

(0.76)		(0.51)	(0.54)	(0.51)	(0.29)	(0.33)
(2.01)		—	—	—	—	—

(2.77)		(0.51)	(0.54)	(0.51)	(0.29)	(0.33)

$29.57		$30.90	$27.31	$21.36	$18.81	$18.37

4.85	%C	15.20%	31.05%	16.75%	3.94%	16.04%

$799,193		$823,261	$729,175	$602,667	$568,768	$558,089

0.31	%D	0.32%	0.32%	0.33%	0.33%	0.34%
0.31	%D	0.32%	0.32%	0.33%	0.33%	0.34%

2.11	%D	2.59%	2.26%	2.51%	2.21%	1.98%

2.11	%D	2.59%	2.26%	2.51%	2.21%	1.98%
16	%C	29%	34%	30%	90%	28%

31

Results of Shareholder Meeting

(Unaudited)

Special meetings of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) were held on April 7 and April 28, 2015. The shareholders of the Large Cap Value Fund (the “Fund”) approved a new investment management agreement between American Beacon Advisors, Inc. and the Fund. This proposal required a majority of shareholders of the Fund to achieve a quorum. The following are the results of the shareholder votes for this proposal:

Fund	For	Against	Abstain	Non-Voting
Large Cap Value	4,532,511,639.83	68,585,862.71	135,113,682.54	972,548,464.24

Special meetings of shareholders of the Trust were held on April 7 and April 28, 2015. The shareholders of the Trust approved the re-election of nine of the current Trustees to the Board of the American Beacon Trust and to elect two additional Trustees to the Board. This proposal required a majority of the shareholders of the Trust to achieve a quorum. The following are the results of the election of each Trustee:

Gilbert G. Alvarado
Affirmative	17,498,277,594.15
Withhold	242,060,281.87

Joseph B. Armes
Affirmative	17,495,833,591.04
Withhold	244,504,284.98

Gerard J. Arpey
Affirmative	17,502,516,555.24
Withhold	237,821,320.78

W. Humphrey Bogart
Affirmative	17,374,854,476.19
Withhold	365,483,399.83

Brenda A. Cline
Affirmative	17,504,753,521.13
Withhold	235,584,354.89

Eugene J. Duffy
Affirmative	17,272,913,641.26
Withhold	467,424,234.76

Thomas M. Dunning
Affirmative	17,494,495,630.88
Withhold	245,842,245.14

Alan D. Feld
Affirmative	15,741,742,569.13
Withhold	1,998,595,306.89

Richard A. Massman
Affirmative	17,494,285,443.12
Withhold	246,052,432.90

Barbara J. McKenna
Affirmative	17,278,477,252.86
Withhold	461,860,623.16

R. Gerald Turner
Affirmative	17,496,133,103.13
Withhold	244,204,772.89

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33

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, Advisor, and Retirement Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and the American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 4/15

American Beacon®
FUNDS

2015 SEMI-ANNUAL REPORT

APRIL 30, 2015

SMALL CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2015

Dear Shareholders,

After the U.S. stock market reached record highs at the end of 2014, its movement during the first few days of the new year reminded us of its volatile nature. Domestic stocks roiled throughout the first quarter of 2015, but ended the period relatively unchanged. However, the biggest surprises were the U.S. dollar’s sharp increase in value and falling energy prices.

Small- and mid-cap domestic stocks, which were less affected by the U.S. dollar’s strength and declining oil prices, outperformed large-cap domestic stocks during the same period.

For the six months ended April 30, 2015, the American Beacon Small Cap Value Fund (Investor Class) returned 3.53%. The Fund is designed to provide long-term capital appreciation and current income primarily through investments in small market capitalization U.S. stocks.

In comparison, the Russell 2000 Value Index - which measures the performance of small-cap domestic stocks – returned 2.05% during the same period.

American Beacon Advisors identifies and partners with experienced asset managers from across all asset classes to help protect our shareholders’ portfolios over the long term. We are proud to offer a variety of funds that allow investors to take advantage of different asset classes.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2015 (Unaudited)

The Investor Class of the Small Cap Value Fund (the “Fund”) returned 3.53% for the six months ended April 30, 2015, outperforming the Russell 2000® Value Index (the “Index”) return of 2.05% for the same period.

Total Returns for the Period ended 4/30/15
	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	3.73%	6.73%	12.54%	9.01%
Y Class (1,2,8)	3.68%	6.63%	12.43%	8.92%
Investor Class (1,8)	3.53%	6.33%	12.13%	8.66%
Advisor Class (1,3,8)	3.47%	6.18%	11.98%	8.46%
Retirement Class (1,4,8)	3.31%	5.90%	11.66%	8.28%
A Class with sales charges (1,5,8)	(2.42)%	0.17%	10.63%	7.94%
A Class without sales charges (1,5,8)	3.52%	6.27%	11.96%	8.57%
C Class with sales charge (1,6,8)	2.14%	4.49%	11.15%	8.18%
C Class without sales charge (1,6,8)	3.14%	5.49%	11.15%	8.18%
AMR Class (1,8)	3.89%	7.01%	12.83%	9.29%
Russell 2000 Value Index (7)	2.05%	4.89%	10.55%	7.87%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call
1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/05 up to 8/3/09, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/05.
3.	A portion of the fees charged to the Advisor Class of the Fund was waived in 2009. Performance prior to waiving fees was lower than the actual returns shown in 2009.
4.	Fund performance for the ten-year period represents the returns achieved by the Advisor Class from 4/30/05 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor Class. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/05.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/05. A portion of the fees charged to the A Class of the Fund was waived in 2010 and since 2012. Performance prior to waiving fees was lower than the actual returns shown. The maximum sales charge for A Class is 5.75%.
6.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/05. A portion of the fees charged to the C Class of the Fund was waived in 2010 and since 2012. Performance prior to waiving fees was lower than the actual returns shown in 2010 and since 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
7.	The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.81%, 0.90%, 1.17%, 1.30%, 1.58%, 1.21%, 1.98%, and 0.55%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index primarily due to stock selection as sector allocation added minimal value relative to the Index.

From a stock selection stand point, holdings in the Financials sector added more than 100 basis points (1.00%) to performance. In the Financials sector, Credit Acceptance (up 60.1%) and First Horizon National (up 11.7%) were the largest contributors. Not owning Cousins Properties, which was down 24.1% in the Index, also added relative value in the Financials sector. The Fund’s Industrials companies contributed more than 75 basis points (0.75%) to performance. Matson (up 44.5%), Comfort Systems USA (up 35.2%) and Masonite International (up 24.1%) added the most relative value to the Fund’s returns in the Industrials sector.

2

American Beacon Small Cap Value FundSM

Fund Expenses

April 30, 2015 (Unaudited)

The Fund’s overweight position in the Consumer Discretionary sector added more than 20 basis points (0.20%) to performance through sector allocation. An overweight in Industrials, one of the poorer performing sectors in the Index, detracted from the Fund’s returns.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.

Top Ten Holdings (% Net Assets)
Con-way, Inc.	1.1
First Horizon National Corp.	1.0
Mentor Graphics Corp.	0.9
Synovus Financial Corp.	0.8
Great Plains Energy, Inc.	0.8
American Axle & Manufacturing Holdings, Inc.	0.7
Portland General Electric Co.	0.7
Vishay Intertechnology, Inc.	0.7
Webster Financial Corp.	0.6
Barnes Group, Inc.	0.6

Total Fund Holdings	610

Sector Allocation (% Equities)
Financials	29.7
Industrials	21.5
Consumer Discretionary	15.7
Information Technology	12.3
Health Care	5.4
Materials	5.2
Utilities	4.1
Energy	3.4
Consumer Staples	2.2
Telecommunication Services	0.5

3

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15
Institutional Class
Actual	$1,000.00	$1,037.31	$4.09
Hypothetical **	$1,000.00	$1,020.78	$4.06

Y Class
Actual	$1,000.00	$1,036.84	$4.55
Hypothetical **	$1,000.00	$1,020.33	$4.51

Investor Class
Actual	$1,000.00	$1,035.31	$5.90
Hypothetical **	$1,000.00	$1,018.99	$5.86

Advisor Class
Actual	$1,000.00	$1,034.71	$6.61
Hypothetical **	$1,000.00	$1,018.30	$6.56

Retirement Class
Actual	$1,000.00	$1,033.09	$7.91
Hypothetical **	$1,000.00	$1,017.01	$7.85

A Class
Actual	$1,000.00	$1,035.17	$6.21
Hypothetical **	$1,000.00	$1,018.70	$6.16

C Class
Actual	$1,000.00	$1,031.40	$9.97
Hypothetical **	$1,000.00	$1,014.98	$9.89

AMR Class
Actual	$1,000.00	$1,038.89	$2.78
Hypothetical **	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.81%, 0.90%, 1.17%, 1.31%, 1.57%, 1.23%, 1.98%, and 0.55% for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

4

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.73%
CONSUMER DISCRETIONARY - 14.90%
Auto Components - 2.04%
American Axle & Manufacturing Holdings, Inc.A	1,706,138	$42,533
Biglari Holdings, Inc.	5,310	1,941
Cooper Tire & Rubber Co.	346,285	14,714
Dana Holding Corp.	762,196	16,441
Federal Signal Corp.	516,400	8,118
Modine Manufacturing Co.A	107,938	1,327
Remy International, Inc.	104,220	2,319
Standard Motor Products, Inc.	138,064	5,219
Tenneco, Inc.A	460,562	26,919

		119,531

Automobiles - 0.42%
Hyster-Yale Materials Handling, Inc.	41,492	3,043
Thor Industries, Inc.	196,250	11,808
Winnebago Industries, Inc.B	482,910	10,001

		24,852

Hotels, Restaurants & Leisure - 1.29%
Belmond Ltd., Class AA	796,690	9,815
Bravo Brio Restaurant Group, Inc.A	136,697	2,014
Brinker International, Inc.	189,935	10,517
Cheesecake Factory, Inc.	447,001	22,407
Cracker Barrel Old Country Store, Inc.	53,800	7,127
International Speedway Corp., Class A	101,774	3,701
Interval Leisure Group, Inc.	127,474	3,160
Lakes Entertainment, Inc.A	75,400	661
Life Time Fitness, Inc.A	96,630	6,909
Ruby Tuesday, Inc.A	817,000	5,948
Speedway Motorsports, Inc.	157,860	3,615

		75,874

Household Durables - 3.67%
ACCO Brands Corp.A	770,610	6,065
Cavco Industries, Inc.A	89,639	5,878
Ethan Allen Interiors, Inc.	548,630	13,288
Haverty Furniture Companies, Inc.	86,422	1,855
Helen of Troy Ltd.A	267,211	23,410
HNI Corp.	89,327	4,166
KB HomeB	220,560	3,196
Kimball International, Inc., Class B	173,566	1,756
Knoll, Inc.	757,769	17,254
La-Z-Boy, Inc.	120,815	3,167
M/I Homes, Inc.A	436,900	9,856
Matthews International Corp., Class A	52,040	2,526
MDC Holdings, Inc.B	186,700	5,011
Meritage Homes Corp.	151,400	6,475
Ryland Group, Inc.	178,400	7,354
Standard Pacific Corp.A	1,809,730	14,659
Taylor Morrison Home Corp., Class AA	126,400	2,341
Tempur Sealy International, Inc.A	459,700	28,000
TRI Pointe Homes, Inc.A	655,100	9,355
Universal Electronics, Inc.A	134,690	7,265
Whirlpool Corp.	159,955	28,088
William Lyon Homes, Class AA	670,870	14,524

		215,489

Internet & Catalog Retail - 0.17%
HSN, Inc.	51,935	3,242
Insight Enterprises, Inc.A	234,258	6,704

		9,946

Leisure Equipment & Products - 0.05%
LeapFrog Enterprises, Inc.A	241,347	545

	Shares	Fair Value
		(000’s)
Vista Outdoor, Inc.A	50,140	$2,195

		2,740

Media - 1.75%
AH Belo Corp., Class A	109,255	731
Banner Corp.	37,090	1,677
Entercom Communications Corp., Class AA	183,297	2,178
EW Scripps Co., Class A	814,778	18,976
John Wiley & Sons, Inc., Class A	45,588	2,593
Meredith Corp.	293,200	15,258
New York Times Co., Class A	1,052,338	14,091
Saga Communications, Inc., Class A	3,787	151
Scholastic Corp.	123,500	5,019
Sinclair Broadcast Group, Inc., Class AB	259,900	7,963
Starz - Liberty CapitalA	351,000	13,805
Time, Inc.	524,600	11,977
TiVo, Inc.A	669,470	7,398
Travelzoo, Inc.A	65,694	863

		102,680

Multiline Retail - 0.39%
Big Lots, Inc.	55,860	2,546
Bon-Ton Stores, Inc.B	93,663	672
Dillard’s, Inc., Class A	140,090	18,433
Stein Mart, Inc.	90,002	1,065

		22,716

Specialty Retail - 4.14%
Aaron’s, Inc.	231,525	7,872
American Eagle Outfitters, Inc.	1,196,697	19,039
ANN, Inc.A	235,883	8,931
Big 5 Sporting Goods Corp.	284,985	3,887
Buckle, Inc.B	286,719	12,845
Children’s Place Retail Stores, Inc.	198,750	12,056
Destination Maternity Corp.	159,920	1,885
Express, Inc.	956,045	15,584
Finish Line, Inc., Class A	122,963	3,016
Francesca’s Holdings Corp.A	148,113	2,508
GameStop Corp., Class AB	412,000	15,878
Genesco, Inc.A	134,170	9,069
GNC Holdings, Inc., Class A	261,984	11,278
Group 1 Automotive, Inc.	92,800	7,329
Hibbett Sports, Inc.A	19,237	900
Kirkland’s, Inc.A	114,662	2,722
Men’s Wearhouse, Inc.	433,323	24,522
Murphy USA, Inc.A	174,100	11,374
PC Connection, Inc.	21,524	523
Penske Automotive Group, Inc.	250,618	12,233
Pep Boys, Inc.A	812,640	7,444
Pier 1 Imports, Inc.B	189,773	2,401
Rent-A-Center, Inc.	202,700	6,000
Rush Enterprises, Inc., Class AA	603,100	15,765
Sonic Automotive, Inc., Class A	1,216,016	28,395

		243,456

Textiles & Apparel - 0.98%
Brown Shoe Company, Inc.	213,631	6,345
Deckers Outdoor Corp.A	83,070	6,147
Fossil Group, Inc.A	183,500	15,411
Guess?, Inc.	466,753	8,546
Movado Group, Inc.	49,116	1,438
Oxford Industries, Inc.	139,070	11,049
Unifirst Corp.	11,395	1,290
Vera Bradley, Inc.A	513,142	7,307

		57,533

Total Consumer Discretionary		874,817

See accompanying notes

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
CONSUMER STAPLES - 2.05%
Food & Drug Retailing - 1.29%
Andersons, Inc.	95,100	$4,060
Casey’s General Stores, Inc.	229,606	18,869
Fresh Market, Inc.A B	261,660	9,195
Petmed Express, Inc.B	208,930	3,307
SpartanNash Co.	235,045	7,091
SUPERVALU, Inc.A	554,300	4,872
Vitamin Shoppe, Inc.A	656,891	27,510
Weis Markets, Inc.	16,024	711

		75,615

Food Products - 0.66%
Cal-Maine Foods, Inc.B	166,900	7,462
Dean Foods Co.	768,710	12,491
Fresh Del Monte Produce, Inc.	281,682	10,403
Omega Protein Corp.A	92,857	1,187
Sanderson Farms, Inc.B	94,460	7,096

		38,639

Personal Products - 0.04%
Medifast, Inc.A	82,295	2,469

Tobacco - 0.06%
Universal Corp.	80,261	3,775

Total Consumer Staples		120,498

ENERGY - 3.26%
Energy Equipment & Services - 1.23%
Amec Foster Wheeler B	95,476	1,335
Atwood Oceanics, Inc.	155,487	5,190
Cobalt International Energy, Inc.A	1,031,700	11,039
Dynegy, Inc.A	129,600	4,312
Flotek Industries, Inc.A	588,570	8,411
Gulf Island Fabrication, Inc.	193,530	2,553
McDermott International, Inc.A B	857,100	4,500
NRG Yield, Inc., Class AB	79,500	3,911
Patterson-UTI Energy, Inc.	644,010	14,393
Rowan Cos., PLCD	544,300	11,534
RPC, Inc.	331,540	5,275

		72,453

Oil & Gas - 2.03%
Abraxas Petroleum Corp.A	1,024,600	3,893
Bellatrix Exploration Ltd.A	600,470	1,885
Bill Barrett Corp.A	540,570	6,271
Callon Petroleum Co.A	456,200	4,078
Carrizo Oil & Gas, Inc.A	96,000	5,350
Cloud Peak Energy, Inc.A	664,240	4,311
Delek US Holdings, Inc.	219,200	8,093
Denbury Resources, Inc.	427,880	3,770
Gran Tierra Energy, Inc.A	688,380	2,561
Helix Energy Solutions Group, Inc.A	131,305	2,164
Kosmos Energy Ltd.A	752,500	7,359
LinnCo LLCB C	458,711	5,849
Natural Gas Services Group, Inc.A	225,090	5,706
Newfield Exploration Co.A	378,900	14,868
PBF Energy, Inc., Class A	328,700	9,329
Synergy Resources Corp.A	770,017	9,225
Ultra Petroleum Corp.A B	318,970	5,432
Western Refining, Inc.	431,724	19,017

		119,161

Total Energy		191,614

	Shares	Fair Value
		(000’s)
FINANCIALS - 28.16%
Banks - 13.27%
1st Source Corp.	76,030	$2,366
Associated Banc-Corp.	1,488,155	27,992
Astoria Financial Corp.	404,880	5,332
BancorpSouth, Inc.	295,210	7,147
Bank of Hawaii Corp.	277,560	16,762
BankUnited, Inc.	324,850	10,675
BBCN Bancorp, Inc.	334,648	4,749
Berkshire Hills Bancorp, Inc.	64,938	1,819
Blue Hills Bancorp, Inc.A	73,602	988
BOK Financial Corp.	159,430	10,393
Boston Private Financial Holdings, Inc.	765,437	10,065
Brookline Bancorp, Inc.	971,288	10,461
Cardinal Financial Corp.	413,550	8,532
Cathay General Bancorp	287,502	8,217
Central Pacific Financial Corp.	334,710	7,665
Chemical Financial Corp.	292,936	9,052
City Holding Co.	68,562	3,152
City National Corp.	310,079	28,899
Clifton Bancorp, Inc.	270,180	3,688
CoBiz Financial, Inc.	526,927	6,328
Columbia Banking System, Inc.	582,930	17,313
Community Bank System, Inc.	32,760	1,145
Community Trust Bancorp, Inc.	24,400	783
CVB Financial Corp.	664,143	10,394
Dime Community Bancshares, Inc.	107,895	1,718
East West Bancorp, Inc.	290,900	11,808
First Commonwealth Financial Corp.	354,770	3,200
First Financial Bancorp	158,500	2,736
First Financial Corp.	95,514	3,243
First Horizon National Corp.	4,218,588	60,114
First Interstate Bancsystem, Inc., Class A	289,670	7,838
First Merchants Corp.	82,900	1,871
First Midwest Bancorp, Inc.	1,095,187	18,728
First Niagara Financial Group, Inc.	2,111,467	19,204
FirstMerit Corp.	501,046	9,705
Flushing Financial Corp.	38,640	740
FNB Corp.	454,360	6,029
Fulton Financial Corp.	1,148,035	13,960
Hancock Holding Co.	216,175	6,293
Hanmi Financial Corp.	520,100	11,068
Iberiabank Corp.	90,240	5,623
Independent Bank Corp.B	69,530	2,901
International Bancshares Corp.	397,285	10,321
Investors Bancorp, Inc.	1,210,000	14,326
MainSource Financial Group, Inc.	121,840	2,345
MB Financial, Inc.	204,349	6,157
National Bank Holdings Corp., Class A	89,500	1,701
National Penn Bancshares, Inc.	690,475	7,181
NBT Bancorp, Inc.	196,728	4,751
Northwest Bancshares, Inc.	386,000	4,752
Old National Bancorp	851,427	11,630
People’s United Financial, Inc.	858,000	12,964
Popular, Inc.A	662,000	21,469
PrivateBancorp, Inc.	257,993	9,564
Prosperity Bancshares, Inc.	548,134	29,236
Provident Financial Services, Inc.	282,577	5,086
Renasant Corp.B	91,830	2,728
S&T Bancorp, Inc.	204,754	5,508
Sandy Spring Bancorp, Inc.	73,330	1,911
Seacoast Banking Corp. of FloridaA	393,138	5,488
Simmons First National Corp., Class A	129,900	5,683

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
South State Corp.	87,500	$5,926
Square 1 Financial Inc., Class A A	31,412	812
Sterling Bancorp	342,000	4,439
Stock Yards Bancorp, Inc.	39,326	1,369
TCF Financial Corp.	606,241	9,494
Tompkins Financial Corp.	33,870	1,766
Trustmark Corp.	293,703	6,990
UMB Financial Corp.	184,640	9,193
Umpqua Holdings Corp.	815,384	13,870
Union Bankshares Corp.	118,600	2,581
United Bankshares, Inc.	148,700	5,588
United Community Banks, Inc.	793,420	14,766
United Financial Bancorp, Inc.	58,500	746
Valley National Bancorp	2,135,830	20,141
Washington Federal, Inc.	993,416	21,458
Washington Trust Bancorp, Inc.	130,620	4,836
Webster Financial Corp.	1,011,323	36,235
WesBanco, Inc.	325,573	10,259
Wilshire Bancorp, Inc.	273,810	2,889
Wintrust Financial Corp.	639,192	31,153
Zions Bancorporation	393,500	11,150

		779,158

Diversified Financials - 3.27%
Ashford, Inc.A	1	0
Calamos Asset Management, Inc., Class A	267,705	3,312
Capitol Federal Financial, Inc.	514,750	6,177
Cash America International, Inc.	76,000	1,970
Credit Acceptance Corp.A	86,668	20,471
Customers Bancorp, Inc.A	261,900	6,602
Encore Capital Group, Inc.A	219,650	8,883
Enova International, Inc.A	69,540	1,287
Federated Investors, Inc., Class B	94,957	3,267
First BanCorp Puerto RicoA	598,300	3,596
GAMCO Investors, Inc., Class A	12,243	947
Greenhill & Co., Inc.	62,183	2,459
Home Loan Servicing Solutions Ltd.	317,690	214
Janus Capital Group, Inc.	201,030	3,598
KCG Holdings, Inc., Class A A	305,400	3,921
Nelnet, Inc., Class A	163,499	7,320
Northfield Bancorp, Inc.	214,520	3,096
Oppenheimer Holdings, Inc., Class A	191,660	4,579
Oritani Financial Corp.	139,840	2,084
Outerwall, Inc.B	72,500	4,816
Pacific Continental Corp.	188,100	2,426
Piper Jaffray Cos.A	212,937	10,743
PRA Group, Inc.	54,960	3,010
Prospect Capital Corp.B	128,755	1,075
Stifel Financial Corp.A	244,385	12,913
Synovus Financial Corp.	1,660,637	45,933
Texas Capital Bancshares, Inc.A	516,100	27,178

		191,877

Insurance - 7.55%
Allied World Assurance Co. Holdings AG	493,725	20,312
American Equity Investment Life Holding Co.	421,790	11,367
American Financial Group, Inc.	257,835	16,295
AMERISAFE, Inc.	43,200	1,952
Amtrust Financial Services, Inc.B	254,631	15,143
Argo Group International Holdings Ltd.	80,234	3,931
Aspen Insurance Holdings Ltd.	469,180	21,926
Assurant, Inc.	183,300	11,266
Assured Guaranty Ltd.	425,940	11,070
Axis Capital Holdings Ltd.	266,700	13,884

	Shares	Fair Value
		(000’s)
CNO Financial Group, Inc.	892,181	$15,167
Employers Holdings, Inc.	58,400	1,426
Endurance Specialty Holdings Ltd.	293,565	17,725
Enstar Group Ltd.A	44,143	6,270
FBL Financial Group, Inc., Class A	143,800	8,379
First American Financial Corp.	230,820	8,030
Global Indemnity PLCA D	424,623	11,656
Hanover Insurance Group, Inc.	275,400	18,884
HCC Insurance Holdings, Inc.	263,460	15,007
Hilltop Holdings, Inc.A	287,460	5,781
Horace Mann Educators Corp.	956,344	32,488
Infinity Property & Casualty Corp.	54,738	4,059
Kemper Corp.	191,520	7,215
Maiden Capital Financing Trust	207,850	3,020
Mercury General Corp.	118,200	6,494
Montpelier Re Holdings Ltd.	305,868	11,657
National Western Life Insurance Co., Class A	14,383	3,446
Navigators Group, Inc.A	49,613	3,872
Old Republic International Corp.	912,960	13,959
Primerica, Inc.	176,430	8,155
ProAssurance Corp.	155,600	6,994
Radian Group, Inc.B	715,395	12,777
Reinsurance Group of America, Inc.	68,800	6,303
Renaissancere Holdings Ltd.	87,100	8,927
Safety Insurance Group, Inc.	157,800	9,176
Selective Insurance Group, Inc.	206,138	5,553
StanCorp Financial Group, Inc.	154,440	11,132
State Auto Financial Corp.	77,539	1,831
Stewart Information Services Corp.	60,140	2,195
Symetra Financial Corp.	701,970	16,672
Third Point Reinsurance Ltd.A	239,200	3,224
United Fire Group, Inc.	50,860	1,519
Validus Holdings Ltd.	311,510	13,030
White Mountains Insurance Group Ltd.	21,454	14,502

		443,671

Real Estate - 4.07%
Acadia Realty TrustE	229,450	7,090
Amerco, Inc.	78,050	25,135
American Assets Trust, Inc.E	238,090	9,476
Apollo Residential Mortgage, Inc.E	191,730	3,041
Ashford Hospitality Prime, Inc.E	104,774	1,641
Ashford Hospitality Trust, Inc.E	379,313	3,437
Brandywine Realty TrustE	426,375	6,217
CBL & Associates Properties, Inc.E	262,310	4,724
Corporate Office Properties TrustE	526,550	13,896
EPR PropertiesE	261,460	15,078
Geo Group, Inc.E	680,916	26,556
Granite Real Estate Investment TrustE	267,400	9,255
Healthcare Trust of America, Inc., Class AE	366,410	9,486
Hersha Hospitality TrustE	732,400	4,709
Hospitality Properties TrustE	128,503	3,865
Kite Realty Group TrustE	355,600	9,317
LTC Properties, Inc.E	124,000	5,389
Mack-Cali Realty Corp.E	313,771	5,632
Medical Properties Trust, Inc.E	790,440	11,050
New Residential Investment Corp.E	335,050	5,709
Pebblebrook Hotel TrustE	190,824	8,194
Pennsylvania Real Estate Investment TrustE	274,325	6,202
RAIT Financial TrustE	720,660	4,670
Ramco-Gershenson Properties TrustE	315,300	5,511
RLJ Lodging TrustE	212,000	6,290

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
St. Joe Co.A	192,132	$3,353
Summit Hotel Properties, Inc.E	703,010	9,259
Urstadt Biddle Properties, Inc., Class AE	227,700	4,725
WCI Communities, Inc.A	423,311	9,842

		238,749

Total Financials		1,653,455

HEALTH CARE - 5.08%
Biotechnology - 0.07%
Charles River Laboratories International, Inc.A	34,814	2,407
PDL BioPharma, Inc.B	260,199	1,736

		4,143

Health Care Equipment & Supplies - 1.86%
Computer Programs and Systems, Inc.	124,560	6,518
Fabrinet	112,676	2,041
Globus Medical, Inc., Class AA	433,210	10,349
Haemonetics Corp.A	667,928	27,070
Hillenbrand, Inc.	344,210	10,116
Hill-Rom Holdings, Inc.	129,729	6,479
Integra LifeSciences Holdings Corp.A	84,565	4,971
Invacare Corp.	747,990	15,012
Meridian Bioscience, Inc.	366,860	6,501
Natus Medical, Inc.A	140,410	5,295
Sirona Dental Systems, Inc.	78,500	7,281
STERIS Corp.	111,800	7,435

		109,068

Health Care Providers & Services - 2.98%
Air Methods Corp.	289,500	13,230
Hanger Orthopedic Group, Inc.A	1,076,260	24,044
HealthSouth Corp.	535,710	24,225
IPC Healthcare, Inc.A	46,647	2,282
LifePoint Hospitals, Inc.A	443,560	33,214
Magellan Health Services, Inc.A	95,820	6,065
Omnicell, Inc.A	317,450	11,279
Owens & Minor, Inc.	287,148	9,683
Select Medical Holdings Corp.	970,925	14,127
Triple-S Management Corp., Class BA	151,553	2,837
Universal American Corp.	181,900	1,817
WellCare Health Plans, Inc.A	417,380	32,318

		175,121

Pharmaceuticals - 0.17%
Horizon Pharma PLCA D	349,790	9,836

Total Health Care		298,168

INDUSTRIALS - 20.38%
Aerospace & Defense - 1.44%
AAR Corp.	349,281	10,562
Aerovironment, Inc.A	350,150	8,964
Aircastle Ltd.	612,921	14,698
Curtiss-Wright Corp.	91,900	6,714
Moog, Inc., Class AA	15,191	1,062
Orbital ATK, Inc.	178,755	13,078
Triumph Group, Inc.	273,457	16,199
World Fuel Services Corp.	237,450	13,178

		84,455

Building Products - 2.33%
American Woodmark Corp.A	118,470	6,006
Apogee Enterprises, Inc.	184,047	9,685
Crane Co.	244,899	14,966
Masonite International Corp.	358,500	23,733
Owens Corning	452,090	17,478

	Shares	Fair Value
		(000’s)
Simpson Manufacturing Co., Inc.	891,705	$29,229
Trex Co., Inc.A	611,700	28,701
Universal Forest Products, Inc.	122,684	6,787

		136,585

Commercial Services & Supplies - 7.75%
ABM Industries, Inc.	659,978	21,152
Aceto Corp.	255,600	4,954
American Public Education, Inc.A	49,461	1,379
Avery Dennison Corp.	74,320	4,131
Bridgepoint Education, Inc.A	78,773	691
Brink’s Co.	692,650	18,334
Capella Education Co.	140,330	7,582
CDI Corp.	90,869	1,239
Convergys Corp.	482,421	10,941
Con-way, Inc.	1,539,460	63,273
CSG Systems International, Inc.	628,580	18,304
CyrusOne, Inc.E	333,712	10,839
Deluxe Corp.	226,764	14,683
DeVry, Inc.	340,020	10,282
Dun & Bradstreet Corp.	133,720	17,072
Ennis, Inc.	80,374	1,236
FTI Consulting, Inc.A	238,870	9,820
G&K Services, Inc., Class A	62,130	4,386
Heidrick & Struggles International, Inc.	161,500	3,886
Herman Miller, Inc.	472,500	12,951
HMS Holdings Corp.A	426,800	7,260
Hudson Global, Inc.A	630,300	1,645
Interface, Inc.	667,584	14,507
Kelly Services, Inc., Class A	219,557	3,605
Kforce, Inc.	16,628	378
Koppers Holdings, Inc.	21,000	472
Korn/Ferry International	600,534	18,935
McGrath Rentcorp	231,298	7,658
Mobile Mini, Inc.	591,429	22,795
Monotype Imaging Holdings, Inc.	346,950	11,245
Monster Worldwide, Inc.A	351,795	2,072
Morningstar, Inc.	28,167	2,138
Navigant Consulting, Inc.A	289,689	4,189
PHH Corp.A	947,260	23,796
Pitney Bowes, Inc.	732,190	16,379
Quad Graphics, Inc.	124,400	2,680
Resources Connection, Inc.	155,633	2,453
RR Donnelley & Sons Co.	1,150,290	21,418
Steelcase, Inc., Class A	655,332	11,514
Strayer Education, Inc.A	20,815	1,056
TAL International Group, Inc.B	126,970	4,893
Tetra Tech, Inc.	46,500	1,261
TrueBlue, Inc.A	479,089	13,788
United Stationers Supply Co.	276,732	11,238
Viad Corp.	175,442	4,661
West Corp.	204,000	6,314

		455,485

Construction & Engineering - 1.13%
AECOM Technology Corp.A	194,500	6,138
Aegion Corp.A	122,262	2,252
Comfort Systems USA, Inc.	1,055,967	21,848
EMCOR Group, Inc.	127,962	5,711
Granite Construction, Inc.	260,210	9,032
MasTec, Inc.A	174,200	3,125
MYR Group, Inc.A	314,270	9,214
Tutor Perini Corp.	418,612	8,875

		66,195

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Diversified Manufacturing - 0.59%
Barnes Group, Inc.	860,360	$34,500

Electrical Equipment - 1.32%
Babcock & Wilcox Co.	407,700	13,177
Brady Corp., Class A	105,014	2,797
Encore Wire Corp.	66,900	3,011
EnerSys, Inc.	374,969	25,459
Geospace Technologies Corp.A	262,431	5,669
II-VI, Inc.	1,323,416	23,544
Regal-Beloit Corp.	52,390	4,097

		77,754

Industrial Conglomerates - 0.51%
GATX Corp.	110,000	5,984
ICF International, Inc.A	24,988	962
KBR, Inc.	1,156,200	20,198
Park-Ohio Industries, Inc.	28,762	1,333
Trimas Corp.A	57,646	1,624

		30,101

Industrial Services - 0.10%
Signature Group Holdings, Inc.A	763,975	5,623

Machinery - 3.36%
Actuant Corp., Class A	128,360	3,058
Ampco-Pittsburgh Corp.	20,108	322
Applied Industrial Technologies, Inc.	103,231	4,312
Astec Industries, Inc.	211,120	8,884
Briggs & Stratton Corp.	103,000	2,014
Chart Industries, Inc.A	225,860	9,159
CIRCOR International, Inc.	72,800	3,978
Columbus McKinnon Corp.	105,773	2,682
EnPro Industries, Inc.	261,900	16,764
ESCO Technologies, Inc.	59,006	2,166
FreightCar America, Inc.	240,188	6,267
Greenbrier Cos., Inc.B	101,200	5,838
Harsco Corp.	334,100	5,372
iRobot Corp.A B	230,390	7,469
John Bean Technologies Corp.	70,724	2,729
L.B. Foster Co., Class A	58,881	2,516
Lindsay Corp.B	126,240	9,997
Meritor, Inc.A	1,869,800	24,531
Miller Industries, Inc.	231,100	5,172
Mueller Industries, Inc.	283,950	9,950
NACCO Industries, Inc., Class A	10,688	523
Oshkosh Corp.	419,200	22,570
Tennant Co.	21,710	1,396
Terex Corp.	716,400	19,672
TimkenSteel Corp.	293,870	8,578
Valmont Industries, Inc.B	68,800	8,670
Wabash National Corp.A	52,755	740
Watts Water Technologies, Inc., Class A	36,489	1,990

		197,319

Marine - 0.45%
Great Lakes Dredge & Dock Corp.	973,520	5,646
Matson, Inc.	511,100	20,700

		26,346

Road & Rail - 1.00%
Forward Air Corp.	399,981	20,147
Heartland Express, Inc.	412,600	8,632
Marten Transport Ltd.	294,506	6,556
Quality Distribution, Inc.A	55,370	549
Ryder System, Inc.	196,290	18,718
Swift Transportation Co.A	123,600	2,991

	Shares	Fair Value
		(000’s)
TravelCenters of America LLCA C	66,800	$1,148

		58,741

Trading Companies & Distributors - 0.40%
Air Lease Corp.	374,660	14,473
WESCO International, Inc.A B	123,210	8,888

		23,361

Total Industrials		1,196,465

INFORMATION TECHNOLOGY - 11.69%
Communications Equipment - 1.47%
Adtran, Inc.	178,743	2,969
Anixter International, Inc.	54,893	3,875
ARRIS Group, Inc.A	721,008	24,279
Bel Fuse, Inc., Class B	63,523	1,304
Brocade Communications Systems, Inc.	1,814,810	20,507
CommScope Holding Co., Inc.A	431,600	12,737
Extreme NetworksA	1,883,600	4,747
Finisar Corp.A	136,771	2,781
Plantronics, Inc.	213,917	11,395
Ubiquiti Networks, Inc.	64,176	1,834

		86,428

Computers & Peripherals - 0.54%
Electronics for Imaging, Inc.A	186,360	7,777
Lexmark International, Inc., Class A	324,600	14,409
Mercury Systems, Inc.A	682,937	9,431

		31,617

Electronic Equipment & Instruments - 3.62%
Arrow Electronics, Inc.	348,200	20,791
Avnet, Inc.	100,200	4,272
AVX Corp.	471,270	6,489
Benchmark Electronics, Inc.A	615,455	14,482
Celestica, Inc.A	228,800	2,794
ChipMOS TECHNOLOGIES Bermuda Ltd.	61,680	1,425
Coherent, Inc.	41,207	2,472
DTS, Inc.A	92,853	3,329
Ingram Micro, Inc., Class AA	768,111	19,326
Itron, Inc.A	87,516	3,138
Knowles Corp.A B	447,880	8,586
Littelfuse, Inc.	19,150	1,877
Methode Electronics, Inc.	357,400	15,175
Nanometrics, Inc.A	299,186	4,625
Newport Corp.A	57,746	1,101
Plexus Corp.A	488,156	21,015
Rofin-Sinar Technologies, Inc.A	60,681	1,436
Sanmina Corp.A	628,286	12,773
Scansource, Inc.A	388,316	15,474
Tech Data Corp.A	166,739	9,399
Tronox Ltd., Class A	146,290	3,065
Vishay Intertechnology, Inc.	3,134,652	39,748

		212,792

Internet Software & Services - 0.33%
Constant Contact, Inc.A	211,500	7,371
Engility Holdings, Inc.	47,900	1,335
Netgear, Inc.A	142,487	4,313
Perficient, Inc.A	297,600	6,139

		19,158

IT Consulting & Services - 1.24%
Acxiom Corp.A	591,539	10,328
CACI International, Inc., Class AA	96,070	8,477
Computer Task Group, Inc.	81,641	672
Mantech International Corp., Class A	92,870	2,715
MoneyGram International, Inc.A	223,054	1,729

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Science Applications International Corp.	59,230	$2,967
Sykes Enterprises, Inc.A	370,518	9,274
SYNNEX Corp.	265,162	20,285
Syntel, Inc.A	185,700	8,360
Unisys Corp.A	103,506	2,253
Virtusa Corp.A	145,700	5,799

		72,859

Semiconductor Equipment & Products - 3.19%
Advanced Energy Industries, Inc.A	144,000	3,522
Amkor Technology, Inc.A	635,574	4,468
Brooks Automation, Inc.	2,532,547	27,250
Diodes, Inc.A	1,255,299	33,543
Fairchild Semiconductor International, Inc.A	1,721,174	31,265
Integrated Device Technology, Inc.A	99,899	1,817
Integrated Silicon Solution, Inc.	90,580	1,680
IXYS Corp.	107,130	1,212
Kulicke & Soffa Industries, Inc.A	408,884	6,178
Microsemi Corp.	240,995	8,040
MKS Instruments, Inc.	220,890	7,689
Omnivision Technologies, Inc.A	186,204	5,194
PDF Solutions, Inc.A	388,510	7,020
Photronics, Inc.A	1,139,175	9,991
QLogic Corp.A	994,655	14,621
Rovi Corp.A	66,220	1,226
Teradyne, Inc.	638,040	11,644
Ultra Clean Holdings, Inc.A	50,333	303
Xcerra Corp.A	1,091,000	10,725

		187,388

Software - 1.30%
Comverse, Inc.A	295,980	7,252
DST Systems, Inc.	47,770	5,497
FARO Technologies, Inc.A	324,966	12,943
Mentor Graphics Corp.	2,122,740	50,797

		76,489

Total Information Technology		686,731

MATERIALS - 4.88%
Chemicals - 1.78%
A. Schulman, Inc.	141,149	5,992
American Vanguard Corp.	163,000	1,778
Cabot Corp.	206,958	8,845
Calgon Carbon Corp.	243,930	5,413
Chemtura Corp.A	122,033	3,677
Cytec Industries, Inc.	165,710	9,162
Innospec, Inc.	216,752	9,472
Intrepid Potash, Inc.	543,410	6,809
Olin Corp.	133,660	3,947
PolyOne Corp.	596,200	23,281
Quaker Chemical Corp.	29,618	2,465
Rayonier Advanced Materials, Inc.	92,807	1,551
Scotts Miracle-Gro Co., Class A	256,077	16,520
Stepan Co.	110,952	5,651

		104,563

Construction Materials - 0.03%
Boise Cascade Co.A	51,509	1,787

Containers & Packaging - 0.00%
UFP Technologies, Inc.A	7,644	155

Metals & Mining - 2.21%
Carpenter Technology Corp.	218,260	9,440
Coeur d’Alene Mines Corp.B	380,049	1,984

	Shares	Fair Value
		(000’s)
Commercial Metals Co.	231,097	$3,836
Gibraltar Industries, Inc.A	492,819	8,161
Global Brass & Copper Holdings, Inc.	143,610	2,189
Haynes International, Inc.	128,940	5,734
Hecla Mining Co.	1,414,700	4,272
Horsehead Holding Corp.A B	1,126,300	16,838
Kaiser Aluminum Corp.	318,200	25,575
Materion Corp.	51,999	2,079
Noranda Aluminum Holding Corp.	1,357,600	4,534
Pan American Silver Corp.	198,193	1,887
Steel Dynamics, Inc.	864,900	19,140
Stillwater Mining Co.A	726,700	9,760
United States Steel Corp.B	523,400	12,572
Worthington Industries, Inc.	54,789	1,481

		129,482

Paper & Forest Products - 0.86%
Domtar Corp.	243,560	10,527
Glatfelter Co.	143,100	3,549
Louisiana-Pacific Corp.A	1,398,226	21,308
Neenah Paper, Inc.	76,891	4,650
Resolute Forest Products, Inc.A	359,270	5,540
Schweitzer-Mauduit International, Inc.	116,700	5,159

		50,733

Total Materials		286,720

TELECOMMUNICATION SERVICES - 0.50%
Diversified Telecommunication Services - 0.26%
Atlantic Tele-Network, Inc.	51,710	3,414
EchoStar Corp., Class AA	169,040	8,452
IDT Corp., Class B	77,726	1,324
magicJack VocalTec Ltd.A B	229,418	1,491
Premiere Global Services, Inc.A	72,647	742

		15,423

Wireless Telecommunication Services - 0.24%
Iridium Communications, Inc.A B	361,400	3,675
Telephone & Data Systems, Inc.	385,083	10,285

		13,960

Total Telecommunication Services		29,383

UTILITIES - 3.83%
Electric - 2.63%
Allete, Inc.	108,760	5,471
El Paso Electric Co.	383,990	14,288
Empire District Electric Co.	175,500	4,137
Great Plains Energy, Inc.	1,750,890	45,839
Hawaiian Electric Industries, Inc.	275,264	8,616
IDACORP, Inc.	132,885	8,017
NorthWestern Corp.	362,170	18,865
PNM Resources, Inc.	304,480	8,458
Portland General Electric Co.	1,162,374	40,869

		154,560

Gas - 0.44%
Chesapeake Utilities Corp.	202,385	9,670
Laclede Group, Inc.	122,440	6,358
New Jersey Resources Corp.	326,600	9,965

		25,993

Gas Utilities - 0.17%
Piedmont Natural Gas Co., Inc.	260,830	9,765

Multi-Utilities - 0.48%
Avista Corp.	415,540	13,555

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Westar Energy, Inc.	388,370	$14,622

		28,177

Water - 0.11%
California Water Service Group	281,740	6,725

Total Utilities		225,220

Total Common Stock (Cost $4,631,772)		5,563,071

SHORT-TERM INVESTMENTS- 5.40%
American Beacon U.S. Government Money Market Select Fund, Select ClassF	15,000,000	15,000
JPMorgan U.S. Government Money Market Fund, Capital Class	302,294,473	302,294

Total Short-Term Investments (Cost $317,294)		317,294

SECURITIES LENDING COLLATERAL - 3.21%
DWS Government and Agency Securities Portfolio, Institutional Class	60,239,417	60,240
American Beacon U.S. Government Money Market Select Fund, Select ClassF	128,298,094	128,298

Total Securities Lending Collateral (Cost $188,538)		188,538

TOTAL INVESTMENTS - 103.34% (Cost $5,137,604)		6,068,903
LIABILITIES, NET OF OTHER ASSETS - (3.34%)		(196,054)

TOTAL NET ASSETS - 100.00%		$5,872,849

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at April 30, 2015.
C	LLC - Limited Liability Company.
D	PLC - Public Limited Company.
E	REIT - Real Estate Investment Trust.
F	The Fund is affiliated by having the same investment advisor.

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

Futures Contracts Open on April 30, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index June Futures	Long	2,254	June 2015	$274,176,560	$(6,475,592)

				$274,176,560	$(6,475,592)

See accompanying notes

12

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2015 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair value A C	$5,925,605
Investments in affiliated securities, at fair value B	143,298
Deposit with brokers for futures contracts	12,193
Receivable for investments sold	18,771
Receivable for fund shares sold	12,201
Dividends and interest receivable	1,851
Prepaid expenses	118

Total assets	6,114,037

Liabilities:
Payable for investments purchased	37,744
Payable for fund shares redeemed	4,866
Payable under excess expense reimbursement plan	3
Payable upon return of securities loaned	188,538
Management and investment advisory fees payable	2,224
Administrative service and service fees payable	1,620
Transfer agent fees payable	72
Custody and fund accounting fees payable	65
Professional fees payable	35
Prospectus and shareholder reports fees payable	169
Trustee fees payable	39
Payable for variation margin from open futures contracts	5,781
Other liabilities	32

Total liabilities	241,188

Net assets	$5,872,849

Analysis of Net Assets:
Paid-in-capital	4,785,837
Undistributed net investment income	16,930
Accumulated net realized gain	145,259
Unrealized appreciation of investments	931,299
Unrealized depreciation of futures contracts	(6,476)

Net assets	$5,872,849

See accompanying notes

13

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2015 (Unaudited) (in thousands except share and per share amounts)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	168,719,219

Y Class	8,679,771

Investor Class	33,277,212

Advisor Class	4,314,465

Retirement Class	518,338

A Class	1,891,795

C Class	462,998

AMR Class	15,003,088

Net assets (not in thousands):
Institutional Class	$4,283,327,570

Y Class	$217,949,808

Investor Class	$817,919,831

Advisor Class	$104,942,773

Retirement Class	$12,343,183

A Class	$45,889,096

C Class	$10,938,821

AMR Class	$379,538,186

Net asset value, offering and redemption price per share:
Institutional Class	$25.39

Y Class	$25.11

Investor Class	$24.58

Advisor Class	$24.32

Retirement Class	$23.81

A Class	$24.26

A Class (offering price)	$25.74

C Class	$23.63

AMR Class	$25.30

A Cost of investments in unaffiliated securities	$4,994,306
B Cost of investments in affiliated securities	$143,298
C Fair value of securities on loan	$184,214

See accompanying notes

14

American Beacon Small Cap Value FundSM

Statement of Operations

Six Months ended April 30, 2015 (Unaudited) (in thousands)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$50,449
Dividend income from affiliated securities	1
Income derived from securities lending	3,114

Total investment income	53,564

Expenses:
Management and investment advisory fees (Note 2)	13,108
Administrative service fees (Note 2):
Institutional Class	6,148
Y Class	296
Investor Class	1,247
Advisor Class	153
Retirement Class	18
A Class	50
C Class	15
AMR Class	96
Transfer agent fees:
Institutional Class	329
Y Class	5
Investor Class	19
Advisor Class	4
Retirement Class	1
A Class	3
C Class	1
AMR Class	5
Custody and fund accounting fees	281
Professional fees	99
Registration fees and expenses	104
Service fees (Note 2):
Y Class	99
Investor Class	1,530
Advisor Class	127
Retirement Class	15
A Class	25
C Class	8
Distribution fees (Note 2):
Advisor Class	127
Retirement Class	29
A Class	42
C Class	51
Prospectus and shareholder report expenses	255
Trustee fees	140
Other expenses	147

Total expenses	24,577

Net expense reimbursements recovered by Manager (Note 2)	3

Net expenses	24,580

Net investment income	28,984

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	167,793
Commission recapture (Note 3)	50
Foreign currency transactions	2
Futures contracts	15,329
Change in net unrealized appreciation or (depreciation) of:
Investments	621
Foreign currency transactions	1
Futures contracts	(10,125)

Net gain from investments	173,671

Net increase in net assets resulting from operations	$202,655

A Foreign taxes	$59

See accompanying notes

15

American Beacon Small Cap Value FundSM

Statement of Changes in Net Assets (in thousands)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$28,984	$33,922
Net realized gain from investments, commission recapture, foreign currency transactions, and futures contracts	183,174	654,969
Change in net unrealized appreciation or (depreciation) from investments, foreign currency transactions, and futures contracts	(9,503)	(244,164)

Net increase in net assets resulting from operations	202,655	444,727

Distributions to Shareholders:
Net investment income:
Institutional Class	(28,088)	(17,234)
Y Class	(1,184)	(643)
Investor Class	(2,646)	(1,678)
Advisor Class	(198)	(160)
Retirement Class	(2)	(6)
A Class	(70)	(58)
C Class	—	(1)
AMR Class	(3,576)	(3,813)
Net realized gain from investments:
Institutional Class	(464,691)	(306,261)
Y Class	(21,977)	(11,351)
Investor Class	(100,257)	(85,372)
Advisor Class	(12,392)	(8,358)
Retirement Class	(1,430)	(978)
A Class	(3,740)	(1,549)
C Class	(1,223)	(645)
AMR Class	(43,926)	(46,178)

Net distributions to shareholders	(685,400)	(484,285)

Capital Share Transactions:
Proceeds from sales of shares	987,537	1,604,292
Reinvestment of dividends and distributions	664,481	472,992
Cost of shares redeemed	(891,644)	(1,549,920)
Redemption fees	—	1

Net increase in net assets from capital share transactions	760,374	527,365

Net increase in net assets	277,629	487,807

Net Assets:
Beginning of period	5,595,220	5,107,413

End of Period *	$5,872,849	$5,595,220

* Includes undistributed net investment income of	$16,930	$24,379

See accompanying notes

16

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2015, the Trust consists of thirty-one active series, one of which is Small Cap Value Fund (the “Fund”). The remaining thirty active series are reported in separate filings.

Effective April 30, 2015, American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30, the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” which amends the criteria that define an investment company and clarifies the measurement guidance and requires new disclosures for investment companies. Under the ASU, an entity that is registered under the Investment Company Act of 1940 automatically qualifies as an investment company. The Funds adopted this ASU for the fiscal year ended October 31, 2015. Management has evaluated the implications of the ASU and determined that adoption thereof will not have a material impact on the financial statements.

17

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Fund. Management fees paid during the six months ended April 30, 2015 were as follows (in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts paid to Manager
0.46%	$13,108	$11,345	$1,763

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. This fee is included in Income derived from securities lending and Management and investment advisory fees on the Statement of Operations. During the six months ended April 30, 2015, securities lending fees paid to the Manager were $246,427.

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, Retirement, A, and C Classes of the Fund and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor, Retirement, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, Retirement, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, Retirement, A, and C Classes. As compensation for

18

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Investment in Affiliated Funds

The Fund may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”), (collectively the “Select Funds”). Cash collateral received by the Fund in connection with securities lending may be invested in the Select Funds. The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2015, the Manager earned fees from the Select Funds totaling $8,525 on the Fund’s direct investment in the Select Funds and $77,842 from the Fund’s securities lending collateral invested in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended April 30, 2015, the Fund did not participate in the program.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability is $2,014 expiring in 2015, $3,221 expiring in 2016, and $494 expiring in 2017. The Manager recovered $2,670 from the A Class and $316 from the C Class expiring in 2015.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended April 30, 2015, Foreside collected $19,668 and $17,830 from the sale of Class A and Class C Shares, respectively.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2015, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2015, $405 in CDSC fees were collected for the Fund.

19

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

20

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the six months ended April 30, 2015, there were no transfers between levels. As of April 30, 2015, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Common Stock*	$5,563,071	$—	$—	$5,563,071
Short-Term Investments - Money Market Funds	317,294	—	—	317,294
Securities Lending Collateral Invested in Money Market Funds	188,538			188,538

Total Investments in Securities	$6,068,903	$—	$—	$6,068,903

Financial Derivative Instruments - Liabilities
Futures Contracts	$(6,476)	$—	$—	$(6,476)

*	Refer to the Schedules of Investments for Industry Information.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

21

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized

22

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended April 30, 2015, the Fund entered into future contracts primarily for return enhancement and exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

Average Futures Contracts Outstanding
Fund	Year ended April 30, 2015
Small Cap Value	1,805

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure (in thousands) (1):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of April 30, 2015:

Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized depreciation of futures contracts	Equity Contracts	$(5,781)

The effect of financial derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2015:

Statement of Operations	Derivatives	Balance
Net realized gain (loss) of futures contracts	Equity Contracts	$15,329
Change in net unrealized depreciation of futures contracts	Equity Contracts	(10,125)

(1)	See Note 3 in the Notes to Financial Statements for additional information.

6. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in

23

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

24

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties such as International Swaps and Derivatives Association (“ISDA”) agreements which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2015 (in thousands):

Offsetting of Financial and Derivative Assets as of April 30, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Securities on Loan	$184,214	—	$184,214

Offsetting of Financial and Derivative Liabilities as of April 30, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts (1)	$(5,781)	—	$(5,781)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2015:

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$38,891	$—	$(38,891)	$—
BMO Capital Markets	82	—	(82)	—
BNP Paribas Prime Brokerage	852	—	(852)	—
Citigroup Global Markets, Inc.	21,559	—	(21,559)	—
Credit Suisse Securities LLC	10,692	—	(10,692)	—
Deutsche Bank Securities, Inc.	46,791	—	(46,791)	—
Goldman Sachs & Co.	1,938	—	(1,938)	—
Goldman Sachs & Co.(1)	(5,781)	—	—	(5,781)
JPMorgan Clearing Corp.	29,829	—	(29,829)	—
MS Securities Services Inc.	19,644	—	(19,644)	—
Scotia Capital USA Inc.	8,260	—	(8,260)	—
UBS Securities LLC	5,676	—	(5,676)	—

Total:	$178,433	$—	$(184,214)	$(5,781)

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.
(2)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $188,538 has been received in connection with securities lending transactions.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years for the four year period ended October 31, 2014 remains subject to examination by the

25

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

A Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

The tax character of distributions paid were as follows (in thousands):

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$103,607	$99,903
Y Class	4,756	3,707
Investor Class	18,939	24,722
Advisor Class	2,212	2,416
Retirement Class	234	270
A Class	678	476
C Class	199	174
AMR Class	10,714	16,278
Long-Term Capital gain
Institutional Class	389,172	223,593
Y Class	18,406	8,287
Investor Class	83,964	62,328
Advisor Class	10,378	6,102
Retirement Class	1,197	714
A Class	3,132	1,131
C Class	1,024	471
AMR Class	36,788	33,713

Total distributions paid	$685,400	$484,285

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2015, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$5,167,292

Unrealized appreciation	1,092,037
Unrealized depreciation	(190,425)

Net unrealized appreciation	901,612

Undistributed ordinary income	12,982
Accumulated long-term gain	178,895
Other temporary differences	(6,477)

Distributable earnings or (deficits)	$1,087,012

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments, and reclassifications of income from real estate investment securities.

26

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency and reclassifications of income from real estate investment securities as of April 30, 2015 (in thousands):

Paid-in-capital	$24
Undistributed net investment income	(669)
Accumulated net realized gain (loss)	645
Unrealized appreciation or (depreciation) of investments and futures contracts	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2015, the Fund did not have capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2015 were $1,222,815 and $1,215,989, respectively (in thousands).

A summary of the Fund’s direct transactions and security lending collateral transactions in the Select Funds for the six months ended April 30, 2015 is set forth below (in thousands):

Type of Transaction	Affiliate	October 31, 2014 Shares/Fair Value	Purchases	Sales	April 30, 2015 Shares/Fair Value	Dividend Income
Direct	USG Select Fund	$20,000	$—	$5,000	$15,000	$1
Securities Lending	USG Select Fund	180,835	417,995	470,532	128,298	N/A

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2015, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$184,214	$—	$188,538

Cash collateral is listed in the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months Ended April 30, 2015

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,669	$747,671	2,535	$64,172	4,327	$108,471	828	$20,460
Reinvestment of dividends	19,188	477,005	841	20,682	4,173	100,563	528	12,590
Shares redeemed	(23,135)	(598,118)	(1,615)	(40,758)	(6,820)	(169,772)	(888)	(21,511)

Net increase in shares outstanding	24,722	$626,558	1,761	$44,096	1,680	$39,262	468	$11,539

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	108	$2,602	1,034	$25,484	82	$1,983	648	$16,694
Reinvestment of dividends	61	1,432	154	3,671	45	1,036	1,919	47,502
Shares redeemed	(108)	(2,611)	(407)	(9,918)	(35)	(849)	(1,848)	(48,107)

Net increase in shares outstanding	61	$1,423	781	$19,237	92	$2,170	719	$16,089

For the Year Ended October 31, 2014

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	39,356	$1,080,664	4,630	$125,758	8,267	$219,191	1,929	$50,599
Redemption fees	—	1	—	—	—	—	—	—
Reinvestment of dividends	11,848	315,751	397	10,475	3,287	85,208	331	8,518
Shares redeemed	(29,530)	(805,468)	(2,525)	(68,692)	(14,208)	(376,828)	(1,667)	(43,450)

Net increase (decrease) in shares outstanding	21,674	$590,948	2,502	$67,541	(2,654)	$(72,429)	593	$15,667

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	224	$5,786	1,516	$39,512	166	$4,278	2,830	$78,504
Redemption fees	—	—	—	—	—	—	—	—
Reinvestment of dividends	39	984	58	1,480	23	585	1,883	49,991
Shares redeemed	(198)	(5,071)	(960)	(25,887)	(58)	(1,497)	(8,372)	(223,027)

Net increase (decrease) in shares outstanding	65	$1,699	614	$15,105	131	$3,366	(3,659)	$(94,532)

29

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2015		Year Ended October 31,
			2014F	2013	2012	2011A	2010
	(unaudited)
Net asset value, beginning of period	$27.80		$28.04	$21.04	$18.75	$17.84	$14.39

Income from investment operations:
Net investment income	0.13		0.17	0.25	0.17	0.08	0.08
Net gains (losses) from investments (both realized and unrealized)	0.83		2.18	7.60	2.20	0.92	3.46

Total income (loss) from investment operations	0.96		2.35	7.85	2.37	1.00	3.54

Less distributions:
Dividends from net investment income	(0.19)		(0.14)	(0.27)	(0.08)	(0.09)	(0.09)
Distributions from net realized gains	(3.18)		(2.45)	(0.58)	—	—	—

Total distributions	(3.37)		(2.59)	(0.85)	(0.08)	(0.09)	(0.09)

Net asset value, end of period	$25.39		$27.80	$28.04	$21.04	$18.75	$17.84

Total return B	3.73	%C	8.78%	38.59%	12.71%	5.57%	24.71%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,283,327		$4,002,884	$3,430,107	$2,189,761	$1,843,285	$1,470,084
Ratios to average net assets:
Expenses before reimbursements	0.81	%D	0.80%	0.82%	0.82%	0.82%	0.81%
Expenses, net of reimbursements	0.81	%D	0.80%	0.82%	0.82%	0.82%	0.81%
Net investment income (loss), before reimbursements	1.07	%D	0.67%	1.01%	0.87%	0.47%	0.52%
Net investment income (loss), net of reimbursements	1.07	%D	0.67%	1.01%	0.87%	0.47%	0.52%
Portfolio turnover rate	22	%C	73%	48%	51%	59%	59%

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010 and is not annualized.
F	On August 18, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow, Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.

30

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class							Investor Class
Six Months Ended April 30,		Year Ended October 31,					Six Months Ended April 30,		Year Ended October 31,
2015		2014F	2013	2012	2011A	2010	2015		2014F	2013	2012	2011A	2010
(unaudited)							(unaudited)
$27.52		$27.81	$20.89	$18.66	$17.76	$14.37	$26.96		$27.27	$20.47	$18.23	$17.40	$14.05

0.14		0.18	0.22	0.15	0.06	0.14	0.09		0.10	0.18	0.11	0.02	0.03
0.80		2.12	7.55	2.19	0.92	3.36	0.79		2.09	7.38	2.13	0.88	3.37

0.94		2.30	7.77	2.34	0.98	3.50	0.88		2.19	7.56	2.24	0.90	3.40

(0.17)		(0.14)	(0.27)	(0.11)	(0.08)	(0.11)	(0.08)		(0.05)	(0.18)	—	(0.07)	(0.05)
(3.18)		(2.45)	(0.58)	—	—	—	(3.18)		(2.45)	(0.58)	—	—	—

(3.35)		(2.59)	(0.85)	(0.11)	(0.08)	(0.11)	(3.26)		(2.50)	(0.76)	—	(0.07)	(0.05)

$25.11		$27.52	$27.81	$20.89	$18.66	$17.76	$24.58		$26.96	$27.27	$20.47	$18.23	$17.40

3.68	%C	8.67%	38.45%	12.58%	5.49%	24.44%	3.53	%C	8.40%	38.11%	12.31%	5.20%	24.21%

$217,950		$190,416	$122,850	$38,982	$29,234	$931	$817,920		$851,732	$934,041	$748,550	$843,400	$911,737
0.90	%D	0.89%	0.91%	0.91%	0.94%	0.91%	1.17	%D	1.16%	1.18%	1.18%	1.17%	1.18%
0.90	%D	0.89%	0.91%	0.91%	0.94%	0.91%	1.17	%D	1.16%	1.18%	1.18%	1.17%	1.18%
0.98	%D	0.58%	0.74%	0.77%	0.30%	0.39%	0.73	%D	0.33%	0.73%	0.51%	0.12%	0.17%
0.98	%D	0.58%	0.74%	0.77%	0.30%	0.39%	0.73	%D	0.33%	0.73%	0.51%	0.12%	0.17%
22	%C	73%	48%	51%	59%	59%	22	%C	73%	48%	51%	59%	59%

31

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2015
			Year Ended October 31,
			2014F	2013	2012	2011A	2010
	(unaudited)
Net asset value, beginning of period	$26.69		$27.06	$20.35	$18.15	$17.33	$13.97

Income from investment operations:
Net investment income (loss)	0.07		0.06	0.14	0.06	(0.01)	0.01
Net gains (losses) from investments (both realized and unrealized)	0.79		2.07	7.34	2.14	0.89	3.35

Total income (loss) from investment operations	0.86		2.13	7.48	2.20	0.88	3.36

Less distributions:
Dividends from net investment income	(0.05)		(0.05)	(0.19)	—	(0.06)	—
Distributions from net realized gains	(3.18)		(2.45)	(0.58)	—	—	—

Total distributions	(3.23)		(2.50)	(0.77)	—	(0.06)	—

Net asset value, end of period	$24.32		$26.69	$27.06	$20.35	$18.15	$17.33

Total return B	3.47	%C	8.22%	37.93%	12.12%	5.07%	24.05%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$104,943		$102,682	$88,033	$44,731	$33,032	$32,295
Ratios to average net assets:
Expenses before reimbursements or recoupments	1.31	%D	1.29%	1.31%	1.32%	1.32%	1.32%
Expenses, net of reimbursements or recoupments	1.31	%D	1.29%	1.31%	1.32%	1.32%	1.32%
Net investment income (loss), before reimbursements or recoupments	0.59	%D	0.18%	0.46%	0.35%	(0.02)%	0.03%
Net investment income (loss), net of reimbursements or recoupments	0.59	%D	0.18%	0.46%	0.35%	(0.02)%	0.03%
Portfolio turnover rate	22	%C	73%	48%	51%	59%	59%

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010 and is not annualized.
F	On August 18, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow, Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.

32

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Retirement Class							A Class
Six Months							Six Months						May 17
Ended							Ended						to
April 30,		Year Ended October 31,					April 30,		Year Ended October 31,				Oct. 31,
2015		2014F	2013	2012	2011A	2010	2015		2014F	2013	2012	2011A	2010
(unaudited)							(unaudited)
$26.19		$26.63	$20.05	$18.01	$17.23	$13.95	$26.63		$27.03	$20.35	$18.19	$17.39	$17.33

0.05		(0.01)	0.09	0.06	0.02	0.04	0.08		0.11	0.16	0.08	0.03	—
0.75		2.03	7.21	2.05	0.81	3.28	0.79		2.03	7.30	2.12	0.83	0.06

0.80		2.02	7.30	2.11	0.83	3.32	0.87		2.14	7.46	2.20	0.86	0.06

0.00		(0.01)	(0.14)	(0.07)	(0.05)	(0.04)	(0.06)		(0.09)	(0.20)	(0.04)	(0.06)	—
(3.18)		(2.45)	(0.58)	—	—	—	(3.18)		(2.45)	(0.58)	—	—	—

(3.18)		(2.46)	(0.72)	(0.07)	(0.05)	(0.04)	(3.24)		(2.54)	(0.78)	(0.04)	(0.06)	—

$23.81		$26.19	$26.63	$20.05	$18.01	$17.23	$24.26		$26.63	$27.03	$20.35	$18.19	$17.39

3.31	%C	7.95%	37.52%	11.77%	4.79%	23.82%	3.52	%C	8.30%	37.83%	12.11%	4.92%	0.35	%C

$12,343		$11,974	$10,446	$6,366	$1,817	$360	$45,889		$29,570	$13,418	$4,064	$1,822	$18
1.57	%D	1.57%	1.60%	1.63%	1.62%	1.54%	1.21	%D	1.27%	1.35%	1.44%	1.57%	1.28	%D
1.57	%D	1.57%	1.60%	1.63%	1.62%	1.54%	1.23	%D	1.27%	1.32%	1.34%	1.57%	1.28	%D
0.32	%D	(0.09)%	0.29%	0.02%	(0.35)%	(0.20)%	0.62	%D	0.19%	0.30%	0.21%	(0.32)%	0.01	%D
0.32	%D	(0.09)%	0.29%	0.02%	(0.35)%	(0.20)%	0.60	%D	0.20%	0.34%	0.32%	(0.32)%	0.01	%D
22	%C	73%	48%	51%	59%	59%	22	%C	73%	48%	51%	59%	59	%E

33

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months						Sept. 1
	Ended						to
	April 30,		Year Ended October 31,				Oct. 31,
	2015		2014F	2013	2012	2011A	2010
	(unaudited)
Net asset value, beginning of period	$26.05		$26.60	$20.07	$18.04	$17.37	$15.62

Income from investment operations:
Net investment income (loss)	0.04		(0.07)	0.03	(0.03)	(0.04)	(0.01)
Net gains (losses) from investments (both realized and unrealized)	0.72		1.97	7.17	2.06	0.74	1.76

Total income (loss) from investment operations	0.76		1.90	7.20	2.03	0.70	1.75

Less distributions:
Dividends from net investment income	—		0.00	(0.09)	—	(0.03)	—
Distributions from net realized gains	(3.18)		(2.45)	(0.58)	—	—	—

Total distributions	(3.18)		(2.45)	(0.67)	—	(0.03)	—

Net asset value, end of period	$23.63		$26.05	$26.60	$20.07	$18.04	$17.37

Total return B	3.14	%C	7.46%	36.88%	11.25%	4.06%	11.20	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$10,939		$9,676	$6,396	$2,330	$1,106	$6
Ratios to average net assets:
Expenses before reimbursements or recoupments	1.98	%D	2.03%	2.09%	2.21%	2.60%	2.69	%D
Expenses, net of reimbursements or recoupments	1.98	%D	2.03%	2.07%	2.10%	2.60%	2.10	%D
Net investment income (loss), before reimbursements or recoupments	(0.09	)%D	(0.56)%	(0.41)%	(0.54)%	(1.36)%	(1.86	)%D
Net investment income (loss), net of reimbursements or recoupments	(0.09	)%D	(0.56)%	(0.39)%	(0.43)%	(1.36)%	(1.28	)%D
Portfolio turnover rate	22	%C	73%	48%	51%	59%	59	%E

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010 and is not annualized.
F	On August 18, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow, Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.

34

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

AMR Class
Six Months
Ended
April 30,		Year Ended October 31,
2015		2014F	2013	2012	2011A	2010
(unaudited)
$27.74		$27.99	$21.00	$18.71	$17.76	$14.32

0.16		0.37	0.23	0.34	0.13	0.18
0.84		2.04	7.66	2.08	0.92	3.38

1.00		2.41	7.89	2.42	1.05	3.56

(0.26)		(0.20)	(0.32)	(0.13)	(0.10)	(0.12)
(3.18)		(2.45)	(0.58)	—	—	—

(3.44)		(2.65)	(0.90)	(0.13)	(0.10)	(0.12)

$25.30		$27.74	$27.99	$21.00	$18.71	$17.76

3.89	%C	9.02%	38.95%	13.00%	5.85%	25.00%

$379,538		$396,286	$502,122	$306,545	$338,723	$320,715
0.55	%D	0.54%	0.56%	0.56%	0.56%	0.57%
0.55	%D	0.54%	0.56%	0.56%	0.56%	0.57%
1.35	%D	0.94%	1.26%	1.14%	0.72%	0.76%
1.35	%D	0.94%	1.26%	1.14%	0.72%	0.76%
22	%C	73%	48%	51%	59%	59%

35

Results of Shareholder Meeting

(Unaudited)

Special meetings of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) were held on April 7 and April 28, 2015. The shareholders of the Small Cap Value Fund (the “Fund”) approved a new investment management agreement between American Beacon Advisors, Inc. and the Fund. This proposal required a majority of shareholders of each Fund to achieve a quorum. The following are the results of the shareholder votes for this proposal:

Fund	For	Against	Abstain	Non-Voting
Small Cap Value	2,297,119,201.58	29,886,616.93	51,259,952.37	422,578,939.48

Special meetings of shareholders of the Trust were held on April 7 and April 28, 2015. The shareholders of the Trust approved the re-election of nine of the current Trustees to the Board of the American Beacon Trust and to elect two additional Trustees to the Board. This proposal required a majority of the shareholders of the Trust to achieve a quorum. The following are the results of the election of each Trustee:

Gilbert G. Alvarado
Affirmative	17,498,277,594.15
Withhold	242,060,281.87

Joseph B. Armes
Affirmative	17,495,833,591.04
Withhold	244,504,284.98

Gerard J. Arpey
Affirmative	17,502,516,555.24
Withhold	237,821,320.78

W. Humphrey Bogart
Affirmative	17,374,854,476.19
Withhold	365,483,399.83

Brenda A. Cline
Affirmative	17,504,753,521.13
Withhold	235,584,354.89

Eugene J. Duffy
Affirmative	17,272,913,641.26
Withhold	467,424,234.76

Thomas M. Dunning
Affirmative	17,494,495,630.88
Withhold	245,842,245.14

Alan D. Feld
Affirmative	15,741,742,569.13
Withhold	1,998,595,306.89

Richard A. Massman
Affirmative	17,494,285,443.12
Withhold	246,052,432.90

Barbara J. McKenna
Affirmative	17,278,477,252.86
Withhold	461,860,623.16

R. Gerald Turner
Affirmative	17,496,133,103.13
Withhold	244,204,772.89

36

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37

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by email. If you are interest in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, Advisor, and Retirement Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 4/15

American Beacon®
FUNDS

2015

SEMI-ANNUAL REPORT

APRIL 30, 2015

EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

EMERGING MARKETS FUND Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

INTERNATIONAL EQUITY FUND Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2015

Dear Shareholders,

During the first quarter of 2015, foreign economic growth started showing signs of improvement and broad-based inter-national equities outperformed U.S. stocks, despite the drag on international returns due to the stronger U.S. dollar.

The divergence in monetary policy continued among the world’s central banks. The European Central Bank began its long-anticipated quantitative easing program, and similar programs continued in China and Japan. Although central banks in the U.S. and U.K. announced possible interest rate increases, those in India, South Korea and Thailand announced unexpected cuts. Japan appeared to be the only clear winner in this mixed global environment.

Investors’ geopolitical anxieties continued due to troubled commodity and oil prices, possible military action against ISIS, sanctions against Russia, nuclear treaty talks with Iran, and Greece’s defiance and its significance on the European Union’s sustainability.

For the six months ended April 30, 2015:

•	American Beacon Emerging Markets Fund (Investor Class) returned -1.31%.

•	American Beacon International Equity Fund (Investor Class) returned 6.40%.

In comparison, the MSCI EAFE Index, representing the stocks of developed countries, returned 6.81%, and the MSCI Emerging Markets Index, which represents stocks of emerging market countries, returned 3.92%.

The difference in these returns between emerging and developed markets highlights the importance of having a well-diversified portfolio. American Beacon Advisors identifies and partners with experienced asset managers from across all asset classes to help protect our shareholders’ portfolios over the long term. We are proud to offer a variety of funds that allow investors to take advantage of different asset classes.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Emerging Markets FundSM

Performance Overview

April 30, 2015 (Unaudited)

The Investor Class of the Emerging Markets Fund (the “Fund”) returned -1.31% for the six months ended April 30, 2015. The Fund underperformed the MSCI Emerging Markets Index (the “Index”) return of 3.92% for the period.

Total Returns for the Period ended 4/30/2015

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,2,8)	(1.09)%	2.38%	2.03%	8.28%
Y Class (1,3,8)	(1.18)%	2.18%	1.88%	8.19%
Investor Class (1,4,8)	(1.31)%	1.96%	1.59%	7.88%
A Class with sales charge (1,5,8)	(6.97)%	(3.92)%	0.38%	7.23%
A Class without sales charge (1,5,8)	(1.32)%	1.95%	1.57%	7.87%
C Class with sales charges (1,6,8)	(2.71)%	0.15%	0.87%	7.50%
C Class without sales charge (1,6,8)	(1.71)%	1.15%	0.87%	7.50%
AMR Class (1,8)	(1.04)%	2.49%	2.05%	8.42%
MSCI Emg Mkts Index (7)	3.92%	7.80%	3.02%	9.58%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	A portion of the fees charged to the Institutional Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.
3.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/05 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/05. A portion of the fees charged to the Y Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.
4.	A portion of the fees charged to the Investor Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.
5.	Fund performance for the five-year and ten-year periods represent returns achieved by the Investor Class from 4/30/05 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/05. A portion of the fees charged to the A Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 5.75%.
6.	Fund performance for the five-year and ten-year periods represent returns achieved by the Investor Class from 4/30/05 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/05. A portion of the fees charged to the C Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
7.	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and AMR Class shares was 1.44%, 1.55%, 1.89%, 1.76%, 2.50%, and 1.39%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period as a result of poor stock selection and country allocation.

Stock selections in South Korea and Hong Kong/China led to the Fund’s relative underperformance during the prior six months. Within South Korea, poorly performing investments included POSCO (down 16.0%), Shinhan Financial Group Co. Ltd. (down 11.8%) and Hana Financial Group Inc. (down 13.9%). Lagging investments within Hong Kong/China included First Pacific Co. Ltd. (down 10.4%) and Parkson Retail Group Ltd. (down 13.1%).

Relative contribution from country allocation was negative for the six-month period, as the Fund lost value through overweighting Brazil (down 15.5%) and underweighting Taiwan (up 7.8%). Underweighting Malaysia (down 8.7%) and overweighting Hungary (up 23.4%) benefited relative performance during the period.

The Fund’s basic philosophy remains focused on investing in attractively valued companies with above-average earnings growth expectations.

2

American Beacon Emerging Markets FundSM

Performance Overview

April 30, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)

Samsung Electronics Co. Ltd.		3.3
KB Financial Group, Inc.		1.7
China Construction Bank H		1.6
China Mobile Ltd.		1.6
Gazprom OAO, Sponsored ADR		1.5
Petroleo Brasileiro S.A., Sponsored ADR		1.5
POSCO		1.4
Cemex, S.A.B. de C.V., Sponsored ADR		1.3
Taiwan Semiconductor Manufacturing Co. Ltd.		1.3
Erste Group Bank AG		1.2

Total Fund Holdings	298

Sector Allocation (% Equities)

Financials	27.6
Consumer Discretionary	14.8
Information Technology	10.4
Industrials	9.9
Materials	9.2
Telecommunication Services	8.8
Energy	6.7
Consumer Staples	5.4
Utilities	4.2
Health Care	3.0

Country Allocation (% Equities)

Hong Kong/China	23.6
South Korea	17.5
Brazil	12.6
India	7.7
Taiwan	6.3
Mexico	5.0
Russia	4.8
South Africa	2.5
Thailand	2.4
Poland	1.8
Hungary	1.7
Austria	1.6
Turkey	1.5
Indonesia	1.3
Philippines	1.3
Malaysia	1.0
Czech Republic	0.9
Luxembourg	0.9
Chile	0.9
Colombia	0.7
Greece	0.5
United Kingdom	0.5
Switzerland	0.5
Peru	0.5
Singapore	0.4
United States	0.3
Qatar	0.2
Argentina	0.2
United Arab Emirates	0.2
Netherlands	0.2
Egypt	0.2
Cayman Islands	0.1
Japan	0.1
Spain	0.1

3

American Beacon International Equity FundSM

Performance Overview

April 30, 2015 (Unaudited)

The Investor Class of the International Equity Fund (the “Fund”) returned 6.40% for the six months ended April 30, 2015. The Fund underperformed the MSCI EAFE Index (the “Index”) return of 6.81%.

Total Returns for the Period ended 4/30/2015

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	6.60%	1.25%	7.99%	5.98%
Y Class (1,2,8)	6.56%	1.16%	7.87%	5.92%
Investor Class (1,8)	6.40%	0.86%	7.60%	5.64%
Advisor Class (1,3,8)	6.32%	0.71%	7.42%	5.40%
Retirement Class (1,4,8)	6.19%	0.46%	7.23%	5.30%
A Class with sales charge (1,5,8)	0.25%	(4.98)%	6.19%	4.95%
A Class without sales charge (1,5,8)	6.38%	0.79%	7.45%	5.57%
C Class with sales charge (1,6,8)	5.00%	(0.90)%	6.69%	5.20%
C Class without sales charge (1,6,8)	6.00%	0.10%	6.69%	5.20%
AMR Class (1,8)	6.73%	1.54%	8.28%	6.25%
MSCI EAFE Index (7)	6.81%	1.66%	7.40%	5.62%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund has been waived from 2013 through 2015. Performance prior to waiving fees was lower than actual returns from 2013 through 2015.
2.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/05 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/05.
3.	A portion of the fees charged to the Advisor Class of the Fund was waived from 2006 through 2007 and in 2009. Performance prior to waiving fees was lower than the actual returns shown for those periods.
4.	Fund performance for the ten-year period represents the returns achieved by the Advisor Class from 4/30/05 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor Class. As a result, total returns shown may be higher than they would have been had the Retirement
Class been in existence since 4/30/05. A portion of the fees charged to the Retirement Class of the Fund was waived from 2010 through 2012 and partially recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/05. A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and partially recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum sales charge for A Class is 5.75%.
6.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/05. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012 and partially recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
7.	The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.73%, 0.83%, 1.06%, 1.20%, 1.47%, 1.09%, 1.84%, and 0.43%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to country allocation, as stock selection added value to the Fund’s relative performance during the period.

                Stock selections within the United Kingdom and Hong Kong/China contributed positively to the Fund’s relative performance over the six-month period, despite value lost through selections in Japan. The Fund benefited from investments in Taylor Wimpey PLC (up 29.7%) and Marks & Spencer Group PLC (up 31.7%) within the United Kingdom, and from investments in China Merchants Holdings International Co. Ltd. (up 44.3%) and China Mobile

4

American Beacon International Equity FundSM

Performance Overview

April 30, 2015 (Unaudited)

Ltd. (up 14.5%) within Hong Kong/China. Poorly performing investments in Japan included Japan Tobacco Inc. (down 0.6%) and Hitachi Ltd. (down 13.6%).

Country allocation led to the Fund’s relative underperformance, particularly underweighting Japan (up 13.0%) - the second-best performing country in the Index - and overweighting out-of Index countries South Korea and Canada (up 5.8% and down 1.5%, respectively). Underweighting Australia (down 4.6%) added value to the Fund’s relative performance during the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings (% Net Assets)

Novartis AG Reg		2.8
KDDI Corp.		2.1
Bayer AG Reg		2.1
Lloyds Banking Group PLC		1.8
British American Tobacco PLC		1.8
Teva Pharmaceutical Industries Ltd., Sponsored ADR		1.7
Akzo Nobel		1.6
Sumitomo Mitsui Financial Group, Inc.		1.5
BNP Paribas		1.5
Sanofi		1.3

Total Fund Holdings	166

Sector Allocation (% Equities)

Financials	23.1
Consumer Discretionary	15.5
Health Care	13.3
Industrials	10.6
Telecommunication Services	8.5
Energy	8.4
Consumer Staples	7.3
Materials	6.9
Information Technology	4.9
Utilities	1.5

Country Allocation (% Equities)

United Kingdom	23.2
Japan	16.0
France	10.5
Switzerland	9.0
Germany	8.9
Netherlands	6.3
South Korea	5.3
Hong Kong/China	2.7
Canada	2.7
Italy	2.1
Sweden	1.9
Israel	1.8
Belgium	1.8
Spain	1.6
Singapore	1.5
Australia	1.1
Finland	0.8
Norway	0.8
Ireland	0.7
Denmark	0.5
Portugal	0.3
Austria	0.3
Luxembourg	0.2

5

American Beacon FundsSM

Fund Expenses

April 30, 2015 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Fund Expenses

April 30, 2015 (Unaudited)

Emerging Markets Fund

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15
Institutional Class
Actual	$1,000.00	$989.14	$6.66
Hypothetical **	$1,000.00	$1,018.10	$6.76

Y Class
Actual	$1,000.00	$988.20	$7.15
Hypothetical **	$1,000.00	$1,017.60	$7.25

Investor Class
Actual	$1,000.00	$986.88	$8.82
Hypothetical **	$1,000.00	$1,015.92	$8.95

A Class
Actual	$1,000.00	$986.84	$8.82
Hypothetical **	$1,000.00	$1,016.36	$8.95

C Class
Actual	$1,000.00	$982.95	$12.49
Hypothetical **	$1,000.00	$1,012.65	$12.67

AMR Class
Actual	$1,000.00	$989.60	$5.53
Hypothetical **	$1,000.00	$1,018.25	$5.61

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.35%, 1.45%, 1.79%, 1.79%, 2.54%, and 1.12% for the Institutional, Y, Investor, A, C, and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Inernational Equity Fund

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15
Institutional Class
Actual	$1,000.00	$1,065.98	$3.53
Hypothetical **	$1,000.00	$1,021.37	$3.46

Y Class
Actual	$1,000.00	$1,065.63	$3.94
Hypothetical **	$1,000.00	$1,020.98	$3.86

Investor Class
Actual	$1,000.00	$1,063.99	$5.22
Hypothetical **	$1,000.00	$1,019.74	$5.11

Advisor Class
Actual	$1,000.00	$1,063.18	$5.93
Hypothetical **	$1,000.00	$1,019.04	$5.81

Retirement Class
Actual	$1,000.00	$1,061.89	$7.52
Hypothetical **	$1,000.00	$1,017.50	$7.35

A Class
Actual	$1,000.00	$1,063.76	$5.53
Hypothetical **	$1,000.00	$1,019.44	$5.41

C Class
Actual	$1,000.00	$1,060.00	$9.35
Hypothetical **	$1,000.00	$1,015.72	$9.15

AMR Class
Actual	$1,000.00	$1,067.28	$2.10
Hypothetical **	$1,000.00	$1,022.76	$2.06

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.69%, 0.77%, 1.02%, 1.16%, 1.46%, 1.08%, 1.83%, and 0.41% for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

7

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Argentina - 0.22%
Common Stocks - (Cost $158)
YPF S.A., Sponsored ADRB	6,401	$195

Preferred Stocks - (Cost $131)
Nortel Inversora S.A., B Shares, ADRB C	4,450	91

Total Argentina		286

Austria - 1.48%
Common Stocks - (Cost $2,562)
Erste Group Bank AGA	57,741	1,640
Vienna Insurance Group AGA	8,353	333

Total Austria		1,973

Brazil - 11.88%
Common Stocks - (Cost $15,702)
Banco Bradesco S.A.	19,020	190
Banco do Brasil S.A.	48,800	431
Banco Santander Brasil S.A., ADRB	121,340	659
BM&FBovespa S.A.	116,000	478
Brasil Insurance Participacoes e Administracao S.A.	47,900	29
BRF - Brasil Foods S.A.D	40,455	865
CCR S.A.	35,270	194
Centrais Eletricas Brasileiras S.A., Sponsored ADRB D	195,350	479
Cia de Saneamento Basico do Estado de Sao Paulo, ADRB D	61,350	362
Cia de Saneamento Basico do Estado de Sao PauloD	192,300	1,136
Cia Hering	55,900	325
Duratex S.A.D E	81,900	231
EDP - Energias do Brasil S.A.	72,200	274
Embraer S.A., Sponsored ADRB	35,170	1,097
Gerdau S.A., Sponsored ADRB	50,370	169
Magnesita Refratarios S.A.	204,000	200
Marfrig Alimentos S.A.	585,000	823
Mills Estruturas e Servicos de Engenharia S.A.D	92,756	227
Oi S.A., ADRB	19,802	38
Petroleo Brasileiro S.A., Sponsored ADRB D	90,895	864
Raia Drogasil S.A.D	20,910	237
Sul America S.A.F	24,800	117
Telefonica Brasil S.A., ADRB	60,995	1,002
TIM Participacoes S.A.	121,500	389
Ultrapar Participacoes S.A.	11,012	253
Viver Incorporadora e Construtora S.A.D	431,588	10

Total Common Stocks		11,079

Convertible Bonds - (Cost $116)
Viver Incorporadora e Construtora S.A., 2.00%, Due 8/6/2016A G	270,118	25

Preferred Stocks - (Cost $6,907)
Alpargatas S.A.C D	128,800	424
Banco Bradesco S.A.C	66,915	714
Banco Estado Rio Gran, B SharesC	92,600	359
Gerdau S.A.C	62,200	207

	Shares	Fair Value
		(000’s)
Itau Unibanco Holding S.A.C	40,926	$523
Itau Unibanco Holding S.A., Sponsored ADRB C	38,360	492
Itausa - Investimentos Itau S.A.C	56,119	198
Marcopolo S.A.D	14,000	13
Metalurgica Gerdau S.A.C	7,400	24
Petroleo Brasileiro S.A., Sponsored ADRB D	134,920	1,170
Randon Participacoes S.A.C	120,900	161
Telefonica Brasil S.A.C	3,500	58
Vale S.A., Sponsored ADRB C	61,082	369

Total Preferred Stocks		4,712

Total Brazil		15,816

Cayman Islands - 0.13%
Common Stocks - (Cost $173)
Casetek Holdings Ltd.A D	29,000	176

Chile - 0.85%
Common Stocks - (Cost $1,296)
Cencosud S.A.	146,534	380
Empresa Nacional de Telecom	36,510	411
S.A.C.I. Falabella	43,570	341

Total Chile		1,132

Colombia - 0.71%
Common Stocks - (Cost $1,030)
Grupo Aval Acciones y Valores S.A., ADRB	67,950	687
Grupo de Inversiones Suramericana S.A.	11,844	195

Total Common Stocks		882

Preferred Stocks - (Cost $83)
Grupo de Inversiones Suramericana S.A.C	4,000	61

Total Colombia		942

Czech Republic - 0.80%
Common Stocks - (Cost $1,677)
Komercni Banka A.S.A	2,050	457
O2 Czech Republic A.S.A	74,550	612

Total Czech Republic		1,069

Egypt - 0.16%
Common Stocks - (Cost $215)
Commercial International Bank Egypt SAEA	28,819	210

Greece - 0.47%
Common Stocks - (Cost $651)
JUMBO S.A.A	45,850	471
National Bank of Greece S.A.A D	110,470	154

Total Greece		625

Hong Kong/China - 22.24%
Common Stocks - (Cost $26,160)
Anhui Conch Cement Co., Ltd. HA	123,000	501

See accompanying notes

8

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Apt. Satellite Holdings Ltd.A	457,000	$717
Baic Motor Corp., Ltd. HA D H	9,500	14
Bank of China Ltd. HA	2,137,000	1,468
Baoxin Auto Group Ltd.A	238,000	188
Beijing Capital International Airport Co., Ltd. HA	324,000	344
Bosideng International Holdings Ltd.A	5,942,000	1,034
Chaoda Modern Agriculture Holdings Ltd.A	2,200,000	165
China Communications Services Corp., Ltd. HA	1,306,000	740
China Construction Bank HA	2,222,415	2,163
China Life Insurance Co., Ltd. HA	179,000	869
China Machinery Engineering Corp. HA	24,000	32
China Mengniu Dairy Co., Ltd.A	53,000	270
China Mobile Ltd.A	149,500	2,134
China Overseas Land & Investment Ltd.A	66,000	275
China Pacific Insurance Group Co., Ltd. HA	69,000	376
China Railway Construction Corp., Ltd. HA	42,000	84
China Resources Power Holdings Co., Ltd.A	218,000	661
China Taiping Insurance Holdings Co., Ltd.A D	21,600	81
China Yuchai International Ltd.	17,000	343
China ZhengTong Auto Services Holdings Ltd.A	324,000	222
Chongqing Changan Automobile Co., Ltd.A	30,500	100
Chow Tai Fook Jewellery Group Ltd.A	339,200	413
CNOOC Ltd.A	399,000	678
Cosco International Holdings Ltd.A	1,502,000	880
COSCO Pacific Ltd.A	554,495	874
CSPC Pharmaceutical Group Ltd.A	114,000	118
Dickson Concepts International Ltd.A	280,445	121
Dongfeng Motor Group Co., Ltd. HA	570,000	951
First Pacific Co., Ltd.A	949,874	921
Galaxy Entertainment Group Ltd.A	54,000	260
Guangzhou Automobile Group Co., Ltd. HA	363,370	391
Huandian Power International Corp., HA	152,000	169
Industrial & Commercial Bank of China Ltd. HA	1,350,555	1,177
Lee & Man Paper Manufacturing Ltd.A	477,000	272
Lianhua Supermarket Holdings Co., Ltd. HA D	666,000	512
Lifestyle International Holdings Ltd.A	475,000	888
Luk Fook Holdings International Ltd.A	318,000	993
NWS Holdings Ltd.A	22,056	37
Parkson Retail Group Ltd.A	2,303,500	587
Ping An Insurance Group Co., HA	32,500	468
Qihoo 360 Technology Co., Ltd., ADRB D	1,320	80
Samsonite International S.A.A	184,500	674
Shanghai Haohai Biological Technology Co., Ltd., HD H I	1,200	9
Shanghai Industrial Holdings Ltd.A	251,000	1,003
Shenzhen International Holdings Ltd.A	70,000	132
Sihuan Pharmaceutical Holdings Group Ltd.J	327,000	177

	Shares	Fair Value
		(000’s)
Sinotrans Shipping Ltd.A	2,792,000	$781
TAL Education Group, ADRB	4,241	156
Tencent Holdings Ltd.A	71,500	1,476
Tsingtao Brewery Co., Ltd. HA	22,000	141
Weichai Power Co., Ltd. HA	98,000	388
Weiqiao Textile Co., Ltd. HA	558,500	416
West China Cement Ltd.A	1,024,000	174
Wumart Stores, Inc., HA	595,000	519

Total Hong Kong/China		29,617

Hungary - 1.58%
Common Stocks - (Cost $2,269)
Magyar Telekom Telecommunications PLCA D K	316,533	473
OTP Bank PLCA K	13,109	291
Richter Gedeon NyrtA	79,512	1,339

Total Hungary		2,103

India - 7.28%
Common Stocks - (Cost $9,654)
Ashok Leyland Ltd.A	437,001	479
Bank of IndiaA	111,463	381
Bharat Heavy Electricals Ltd.A	29,332	111
Bharat Petroleum Corp., Ltd.A	23,088	277
Glenmark Pharmaceuticals Ltd.A	24,081	337
HDFC Bank Ltd.A	25,641	401
ICICI Bank Ltd.A	91,024	475
Idea Cellular Ltd.A D	51,201	141
India Cements Ltd.A	377,819	546
IndusInd Bank Ltd.A	30,795	400
Infrastructure Development Finance Co., Ltd.A	20,806	55
Marico Ltd.A	43,602	275
Maruti Suzuki India Ltd.A	6,581	386
NMDC Ltd.A	150,911	308
NTPC Ltd.A	112,310	265
Oil & Natural Gas Corp., Ltd.A	40,693	195
Oriental Bank of CommerceA	65,415	210
Power Grid Corp. of India Ltd.A	92,754	207
Punjab National BankA	87,600	219
Reliance Industries Ltd.A	65,468	890
Reliance Infrastructure Ltd.A	134,145	875
Rolta India Ltd.A	117,950	215
Sesa Sterlite Ltd.A	46,534	152
Sesa Sterlite Ltd., ADRB	4,332	57
Shree Cement Ltd.A	1,818	291
Shriram Transport Finance Co., Ltd.A	23,943	369
South Indian Bank Ltd.A	118,213	45
State Bank of IndiaA	113,926	484
Steel Authority of India Ltd.A	253,961	278
Sun Pharmaceutical Industries Ltd.A	14,452	214
Tata Consultancy Services Ltd.A	3,926	153

Total India		9,691

Indonesia - 1.23%
Common Stocks - (Cost $1,711)
AKR Corporindo Tbk PTA	205,100	82
Aneka Tambang Persero Tbk PTA	116,900	7
Kalbe Farma Tbk PTA	1,567,200	217
Link Net Tbk PTA D	376,600	163
Matahari Department Store Tbk PTA	258,400	349

See accompanying notes

9

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Surya Citra Media Tbk PTA	457,900	$102
XL Axiata Tbk PTA	2,291,603	712

Total Indonesia		1,632

Japan - 0.13%
Common Stocks - (Cost $199)
Nexon Co., Ltd.A	13,900	175

Luxembourg - 0.81%
Common Stocks - (Cost $1,165)
Ternium S.A., Sponsored ADRB	51,040	1,082

Malaysia - 0.92%
Common Stocks - (Cost $1,286)
Astro Malaysia Holdings BhdA	194,900	172
CIMB Group Holdings BhdA	235,131	389
Genting Malaysia BhdA	378,900	457
IHH Healthcare BhdA	121,700	202

Total Malaysia		1,220

Mexico - 4.70%
Common Stocks - (Cost $8,145)
ALFA S.A.B.	206,415	419
Alpek S.A. de C.V.	130,200	176
Alsea S.A.B. de C.V.	112,803	339
America Movil, S.A.B. de C.V., Series L, Sponsored ADRB	31,145	651
Cemex, S.A.B. de C.V., Series L, Sponsored ADRB	176,122	1,694
Consorcio ARA, S.A.B. de C.V.	288,600	121
Desarrolladora Homex, S.A.B. de C.V.D J	456,630	17
El Puerto de Liverpool S.A.B. de C.V.	13,202	146
Fomento Economico Mexicano, S.A.B. de C.V., Series B, Sponsored ADRB	8,433	763
Grupo Financiero Banorte, S.A.B. de C.V.	98,838	561
Grupo Financiero Inbursa	77,608	185
Macquarie Mexico Real Estate NPVH L	498,870	755
Mexichem, S.A.B. de C.V.	2,362	7
TF Administradora IndustrialL	204,423	403
Urbi Desarrollos Urbanos, S.A.B. de C.V.D J	1,452,850	24

Total Mexico		6,261

Netherlands - 0.19%
Common Stocks - (Cost $287)
Yandex N.V.D	12,913	248

Peru - 0.47%
Common Stocks - (Cost $562)
Credicorp Ltd.	4,069	621

Philippines - 1.27%
Common Stocks - (Cost $1,393)
BDO Unibank, Inc.A	69,230	169
DMCI Holdings, Inc.A	444,100	150

	Shares	Fair Value
		(000’s)
International Container Terminal Services, Inc.A	71,310	$176
Lt Group, Inc.A	561,100	188
Metro Pacific Investments Corp.A	2,367,500	241
Metropolitan Bank & Trust Co.A	184,973	386
SM Investments Corp.A	19,070	386

Total Philippines		1,696

Poland - 1.74%
Common Stocks - (Cost $2,328)
Bank Pekao S.A.A	10,451	544
Bank Zachodni WBK S.A.A	3,216	332
CCC S.A.A	2,151	114
PKO Bank Polski S.A.A	61,047	611
PKP Cargo S.A.A	9,412	221
Polski Koncern Naftowy Orlen S.A.A	13,099	249
Synthos S.A.A D	187,660	246

Total Poland		2,317

Qatar - 0.18%
Common Stocks - (Cost $290)
Commercial Bank of Qatar QSCA	8,614	133
Ooredoo QSCA	3,700	101

Total Qatar		234

Russia - 4.54%
Common Stocks - (Cost $8,131)
Gazprom OAO, Sponsored ADRB	342,350	2,013
Lukoil OAO, Sponsored ADRB	25,020	1,282
Mail.ru Group Ltd., Reg S, GDRA I M	10,015	239
Megafon, Reg S, GDRA I M	9,941	169
NovaTek OAO, Reg S, Sponsored GDRA I M	1,848	179
Rosneft Oil Co., Reg S, GDRA I M	66,768	330
RusHydro JSC, ADRB	127,370	150
Sberbank, Sponsored ADRA B D	75,983	451
Sberbank, Sponsored ADRB	113,760	687
Sistema JSFC, Reg S, Sponsored GDRI M	55,360	418
X5 Retail Group N.V., Reg S, GDRA D I M	6,381	130

Total Russia		6,048

Singapore - 0.37%
Common Stocks - (Cost $323)
Haw Par Corp., Ltd.,A	72,957	493

South Africa - 2.34%
Common Stocks - (Cost $2,605)
Aveng Ltd.A D	142,446	128
Barclays Africa Group Ltd.A	7,998	128
Life Healthcare Group Holdings Ltd.A	76,200	261
MTN Group Ltd.A	28,454	569
Naspers Ltd., N SharesA	4,876	765
Sasol Ltd.A	4,526	187
Standard Bank Group Ltd.A	23,113	339
Steinhoff International Holdings Ltd.A	57,922	368
Vodacom Group Pty. Ltd.A	30,299	377

Total South Africa		3,122

See accompanying notes

10

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
South Korea - 16.49%
Common Stocks - (Cost $21,650)
Amorepacific Corp.A J	57	$207
CJ E&M Corp.A D	291	16
Cosmax Inc.A	1,243	168
Coway Co., Ltd.A	4,762	401
E-Mart Co., Ltd.A	933	192
Hana Financial Group, Inc.A	30,610	902
Hite Jinro Ltd.A	3,524	74
Hotel Shilla Co., Ltd.A	2,679	267
Hyundai Engineering & Construction Co., Ltd.A	8,421	405
Hyundai Mobis Co., Ltd.A	5,292	1,161
Hyundai Motor Co.A	4,599	722
KB Financial Group, Inc.A	60,934	2,320
Kia Motors Corp.A	26,202	1,208
Kolao HoldingsA	5,400	101
Korea Aerospace Industries Ltd.A	2,377	145
Korea Electric Power Corp.A	11,842	514
Korea Electric Power Corp., Sponsored ADRB	3,970	86
Korean Reinsurance Co.A	6,518	72
KT Corp.A	10,576	312
KT Corp., Sponsored ADRB	16,320	238
LG Chem Ltd.A	2,364	596
LG Electronics, Inc.A	7,427	417
Lotte Chemical Corp.A	882	205
Lotte Confectionery Co., Ltd.A	198	344
Lotte Shopping Co., Ltd.A	1,507	363
Naturalendo Tech Co., Ltd.A D	1,010	32
NHN Corp.A	606	366
NongShim Co., Ltd.A	1,616	369
POSCOA	7,706	1,823
Samsung Electronics Co., Ltd.A	3,114	4,085
Samsung Life Insurance Co., Ltd.A	2,131	209
Shinhan Financial Group Co., Ltd.A	32,388	1,328
Shinsegae Co., Ltd.A	2,546	477
SK Hynix, Inc.A	9,830	420
SK Telecom Co., Ltd.A	604	162
Tong Yang Life InsuranceA	9,272	127

Total Common Stocks		20,834

Preferred Stocks - (Cost $718)
Hyundai Motor Co., Ltd.C	7,542	834
Samsung Electronics Co., Ltd.A C	276	280

Total Preferred Stocks		1,114

Total South Korea		21,948

Spain - 0.11%
Common Stocks - (Cost $206)
Cemex Latam Holdings S.A.D	25,925	145

Switzerland - 0.46%
Common Stocks - (Cost $682)
Coca-Cola HBC AG, GDRA E G M	16,589	350
DKSH Holding Ltd., AGA	3,333	263

Total Switzerland		613

	Shares	Fair Value
		(000’s)
Taiwan - 5.94%
Common Stocks - (Cost $6,477)
Advanced Semiconductor Engineering, Inc.A	264,570	$375
Catcher Technology Co., Ltd.A	25,000	293
Chailease Holding Co., Ltd.A	122,975	337
Compal Electronics, Inc.A	363,000	331
Delta Electronics, Inc.A	36,000	216
Eclat Textile Co., Ltd.A	12,931	173
Far EasTone Telecommunication Co., Ltd.A	21,000	50
Fubon Financial Holding Co., Ltd.A	183,000	393
Ginko International Co., Ltd.A	10,000	146
Hermes Microvision, Inc.A	3,525	249
HON HAI Precision Industry Co., Ltd.A	246,014	738
Largan Precision Co., Ltd.A	3,000	300
MediaTek, Inc.A	33,000	424
Nan Ya Plastics Corp.A D	34,000	83
Nan Ya Printed Circuit Board Corp.A	100,139	178
Pegatron Corp.A	42,000	125
Radiant Opto-Electronics Corp.A	121,970	401
Shin Kong Financial Holding Co., Ltd.A	1,428,486	463
Simplo Technology Co., Ltd.A	40,000	199
Taiwan Mobile Co., Ltd.A	49,000	172
Taiwan Semiconductor Manufacturing Co., Ltd.A	352,385	1,702
Uni-President Enterprises Corp.A	149,949	246
United Microelectronics Corp.A	671,226	319

Total Taiwan		7,913

Thailand - 2.27%
Common Stocks - (Cost $3,037)
Advanced Info Service PCLN	53,900	392
Bangkok Bank PCLA N	112,590	632
Indorama Ventures PCL	303,400	227
Kasikornbank PCL, NVDRA N,O	21,200	135
Land and Houses PCLA N	599,900	172
Minor International PCLN	211,465	213
Minor International PCL, NVDRO P	945	0
Mint-W5P	1,655	0
PTT Global Chemical PCL	266,100	515
PTT PCLN	29,800	322
Thai Oil PCLN	120,500	214
Total Access Communication PCL, NVDRA N O	28,300	74
Total Access Communication PCLN	48,900	125

Total Thailand		3,021

Turkey - 1.43%
Common Stocks - (Cost $2,160)
Aygaz A.S.A	138,330	507
Turkiye Garanti Bankasi A.S.A	136,340	434
Turkiye Halk Bankasi A.S.A	66,161	335
Turkiye Vakiflar Bankasi TaoA	357,347	634

Total Turkey		1,910

United Arab Emirates - 0.21%
Common Stocks - (Cost $247)
Emaar Properties PJSCA C	128,258	284

See accompanying notes

11

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
United Kingdom - 0.46%
Common Stocks - (Cost $583)
APR Energy PLCA K	37,620	$210
Mondi PLCA K	19,976	404

Total United Kingdom		614

United States - 0.33%
Common Stocks - (Cost $358)
JD.com, Inc., ADRB D	6,197	208
MercadoLibre, Inc.	1,588	226

Total United States		434

SHORT-TERM INVESTMENTS - 5.41% (Cost $7,198)
JPMorgan U.S. Government Money Market Fund, Capital Class	7,197,989	7,198

TOTAL INVESTMENTS - 99.78% (Cost $140,525)		132,869
OTHER ASSETS, NET OF LIABILITIES - 0.22%		292

TOTAL NET ASSETS - 100.00%		$133,161

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $89,853 or 67.48% of net assets.
B	ADR - American Depositary Receipt.
C	A type of Preferred Stock that has no maturity date.
D	Non-income producing security.
E	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
F	Par value represents units rather than shares.
G	Variable rate.
H	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $778 or 0.58% of net assets. The Fund has no right to demand registration of these securities.
I	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
J	Illiquid.
K	PLC - Public Limited Company.
L	REIT - Real Estate Investment Trust.
M	GDR - Global Depositary Receipt.
N	PCL - Public Company Limited (Thailand).
O	NVDR - Non Voting Depositary Receipt.
P	Warrant.
Q	PSJC – Private Joint Stock Company.

See accompanying notes

12

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

Futures Contracts Open on April 30, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Emerging Markets June Futures	Long	136	June 2015	$7,063,160	$361,455

				$7,063,160	$361,455

Forward Contracts Open on April 30, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

BUY	JPY	62,195	5/7/2015	BOA	$—	$(309)	$(309)
SELL	JPY	62,195	5/7/2015	BOA	—	(402)	(402)
SELL	JPY	62,195	5/7/2015	SSB	—	(423)	(423)
SELL	EUR	454,146	5/21/2015	GST	—	(22,164)	(22,164)
SELL	EUR	454,135	5/21/2015	UAG	—	(22,229)	(22,229)

					$—	$(45,527)	$(45,527)

Glossary:

Counterparty Abbreviations:

BOA	Bank of America, NA
GST	Goldman Sachs International
SSB	State Street Bank
UAG	UBS AG

Currency Abbreviations:

JPY	Japanese Yen
EUR	Euro

See accompanying notes

13

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia - 1.09%
Common Stocks - (Cost $22,288)
Ansell Ltd.A	425,784	$8,763
Caltex Australia Ltd.A	414,115	11,557
James Hardie Industries PLC, CDIA B C	624,809	7,169

Total Australia		27,489

Austria - 0.24%
Common Stocks - (Cost $6,835)
Uniqa Insurance Group AG,A	619,566	6,094

Belgium - 1.68%
Common Stocks - (Cost $28,027)
Anheuser-Busch InBev N.V.A	213,459	25,933
KBC Groep N.V.A D	250,727	16,518

Total Belgium		42,451

Canada - 2.56%
Common Stocks - (Cost $68,010)
Baytex Energy Corp.	462,039	9,026
Bombardier, Inc., Class B	4,180,200	8,454
Imperial Oil Ltd.D	225,300	9,932
MDA Corp.	191,800	15,226
Precision Drilling Corp.	726,700	5,288
Suncor Energy, Inc.	294,000	9,574
Talisman Energy, Inc.	892,900	7,127

Total Canada		64,627

Denmark - 0.44%
Common Stocks - (Cost $12,015)
Carlsberg A.S., Class BA	122,959	11,218

Finland - 0.71%
Common Stocks - (Cost $11,846)
Sampo OYJ, Class AA	372,068	18,059

France - 10.00%
Common Stocks - (Cost $216,666)
AXA S.A.A E	720,007	18,176
BNP ParibasA	583,699	36,751
Cap Gemini S.A.A	180,696	16,047
Cie de Saint-GobainA	238,550	10,866
Cie Generale des Etablissements MichelinA	90,840	10,119
GDF SuezA E	587,122	11,959
Legrand S.A.A	256,048	14,793
Orange S.A.A	438,720	7,221
SanofiA E	334,377	34,007
Schneider Electric S.A.A	191,361	14,270
Technip S.A.A E	315,453	21,487
Total S.A.A	555,905	30,107
Valeo S.A.A	90,081	14,397
Vinci S.A.A E	208,563	12,793

Total France		252,993

	Shares	Fair Value
		(000’s)
Germany - 8.48%
Common Stocks - (Cost $142,542)
Bayer AG RegA	362,521	$52,810
Bayerische Motoren Werke AGA	69,376	8,251
Commerzbank AGA D	657,780	8,923
Continental AGA E	34,711	8,201
Daimler AG, Reg SA F	106,744	10,320
Deutsche Boerse AGA	158,220	13,191
HeidelbergCement AGA	171,240	13,218
Infineon Technologies AGA	779,560	9,262
Lanxess AGA	150,370	8,073
Linde AGA	77,425	15,173
Merck KGaAA	137,730	14,939
METRO AGA	219,610	7,968
Muenchener Rueckversicherungs AG RegA	33,507	6,576
SAP AGA	160,434	12,240
Siemens AG RegA	95,810	10,487

Total Common Stocks		199,632

Preferred Stocks - (Cost $14,243)
Volkswagen AGA	57,261	14,844

Total Germany		214,476

Hong Kong/China - 2.56%
Common Stocks - (Cost $44,755)
AIA Group Ltd.A	1,273,600	8,502
China Merchants Holdings Intl.A	2,050,103	9,333
China Mobile Ltd.A	1,876,807	26,787
CNOOC Ltd.A	6,695,000	11,377
GCL-Poly Energy Holdings Ltd.A D	17,305,000	5,206
Hutchison Whampoa Ltd.A	238,000	3,505

Total Hong Kong/China		64,710

Ireland - 0.71%
Common Stocks - (Cost $12,408)
CRH PLCA C	641,560	17,932

Israel - 1.73%
Common Stocks - (Cost $34,641)
Teva Pharmaceutical Industries Ltd., Sponsored ADRG	724,470	43,772

Italy - 1.98%
Common Stocks - (Cost $35,471)
Atlantia SpAA	549,223	15,460
Azimut Holding SpAA	353,886	10,428
ENI SpAA	463,064	8,914
Intesa Sanpaolo SpAA	2,847,656	9,537
UniCredit SpAA	801,458	5,739

Total Italy		50,078

Japan - 15.22%
Common Stocks - (Cost $332,856)
Canon, Inc.A	289,700	10,338
Daikin Industries Ltd.A	163,700	11,020
Daiwa House Industry Co., Ltd.A	933,500	20,782
Don Quijote Co., Ltd.A	268,200	20,244

See accompanying notes

14

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
East Japan Railway Co.A	154,200	$13,614
Hitachi Ltd.A	2,732,000	18,618
Isuzu Motors Ltd.A	634,700	8,409
ITOCHU Corp.A	375,000	4,620
Japan Tobacco, Inc.A	308,100	10,780
JGC Corp.A	409,000	8,526
KDDI Corp.A	2,292,300	54,166
Komatsu Ltd.A	531,900	10,683
Konica Minolta, Inc.A	1,253,500	13,778
Nikon Corp.A E	1,000,900	14,157
Nissan Motor Co., Ltd.A	1,382,900	14,323
Seven & I Holdings Co., Ltd.A	350,000	15,071
Shin-Etsu Chemical Co., Ltd.A	159,300	9,750
Softbank Corp.A	329,100	20,567
Sony Corp.A D	507,200	15,319
Sumitomo Mitsui Financial Group, Inc.A	858,600	37,442
Suntory Beverage & Food Ltd.A	281,500	11,988
Toshiba Corp.A D	1,441,000	5,763
Toyota Motor Corp.A	406,200	28,218
United Arrows Ltd.A E	216,000	6,659

Total Japan		384,835

Luxembourg - 0.20%
Common Stocks - (Cost $4,487)
RTL Group S.A.A E	52,805	4,953

Netherlands - 5.93%
Common Stocks - (Cost $124,009)
Akzo NobelA	517,540	39,445
ING Groep N.V., CVAA D H	936,070	14,381
Koninklijke Philips Electronics N.V.A	240,627	6,873
NXP Semiconductor N.V.A D	82,630	8,045
PostNL N.V.A D	1,265,767	6,285
QIAGEN N.V.A D	349,330	8,456
Reed Elsevier N.V.A E	1,054,086	25,334
SBM Offshore N.V.A D	692,530	8,964
TNT Express N.V.A	1,205,200	10,242
Unilever N.V., CVA, GDRA H I	197,265	8,586
Wolters Kluwer N.V.A	414,467	13,382

Total Netherlands		149,993

Norway - 0.78%
Common Stocks - (Cost $12,832)
Telenor ASAA	870,644	19,655

Portugal - 0.27%
Common Stocks - (Cost $7,949)
Galp Energia SGPS S.A.A	492,800	6,745

Singapore - 1.40%
Common Stocks - (Cost $19,791)
DBS Group Holdings Ltd.A	1,156,342	18,379
Noble Group Ltd.A	8,077,000	5,253
Singapore Telecommunications Ltd.A	3,526,000	11,781

Total Singapore		35,413

	Shares	Fair Value
		(000’s)
South Korea - 5.04%
Common Stocks - (Cost $130,039)
Hana Financial Group, Inc.A	429,819	$12,665
Hyundai Mobis Co., Ltd.A	27,451	6,025
Hyundai Motor Co.A	169,171	26,556
KB Financial Group, Inc., ADRG	182,978	6,977
KT&G Corp.A	185,429	16,412
LG Electronics, Inc.A	151,363	8,509
POSCOA	41,106	9,727
Samsung Electronics Co., Ltd.A	13,197	17,308
SK Telecom Co., Ltd.A	86,983	23,270

Total South Korea		127,449

Spain - 1.50%
Common Stocks - (Cost $31,266)
Mediaset Espana Comunicacion S.A.A D	452,206	6,134
Red Electrica Corporation S.A.A	98,285	8,248
Repsol S.A.A	171,652	3,530
Tecnicas Reunidas S.A.A	125,980	5,869
Telefonica S.A.A	927,032	14,138

Total Spain		37,919

Sweden - 1.82%
Common Stocks - (Cost $40,522)
Assa Abloy AB, Class BA	274,102	15,845
Ericsson LM, Class BA	129,610	1,420
Getinge AB, Class BA	517,860	12,591
Swedbank AB, Class AA	696,760	16,189

Total Sweden		46,045

Switzerland - 8.52%
Common Stocks - (Cost $164,051)
ABB Ltd.A	656,370	14,374
Cie Financiere Richemont S.A.A	24,564	2,193
Clariant AGA	435,575	9,602
Credit Suisse Group AG RegA E	749,438	19,857
GAM Holding AGA	333,915	7,551
Givaudan S.A. RegA	3,256	6,133
Novartis AG RegA	680,314	70,289
Roche Holding AG GenusscheinA	96,888	27,908
Swiss Re AGA	104,450	9,285
UBS Group AGA	1,299,357	26,179
Wolseley PLCA C	139,703	8,284
Zurich Insurance Group AGA	44,459	13,770

Total Switzerland		215,425

United Kingdom - 22.03%
Common Stocks - (Cost $493,953)
Anglo American PLCA C	422,054	7,158
Aviva PLCA C	3,484,573	28,116
BAE Systems PLCA C	1,564,304	12,177
Balfour Beatty PLCA C	1,694,237	6,292
Barclays PLCA C	7,413,315	29,023
BG Group PLCA C	900,284	16,341
BP PLCA C	1,451,790	10,475
British American Tobacco PLCA C	833,343	45,836
Carnival PLCA C	308,349	14,082
Direct Line Insurance GroupA	1,302,849	6,374
GlaxoSmithKline PLCA C	1,371,308	31,725
Glencore Xstrata PLCA C	1,542,760	7,347

See accompanying notes

15

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
HSBC Holdings PLCA C	3,235,406	$32,026
Informa PLCA C	1,308,026	11,167
Kingfisher PLCA C	3,231,945	17,400
Lloyds Banking Group PLCA C	39,360,308	46,702
Marks & Spencer Group PLCA C	1,472,810	12,476
Michael Page International PLCA C	928,226	7,584
Petrofac Ltd.A	746,530	10,015
Provident Financial Holdings PLCA C	216,685	10,011
Prudential PLCA C	1,048,942	26,177
Reed Elsevier PLCA C	797,047	13,199
Rexam PLCA C	1,448,979	12,867
Rio Tinto PLCA C	53,850	2,399
Royal Dutch Shell PLC, Class AA C	385,332	12,137
Royal Dutch Shell PLC, Class BA C	303,526	9,772
Shire PLCA C	182,750	14,868
Sky PLCA C	683,110	11,274
SSE PLCA	621,232	14,715
Standard Chartered PLCA C	687,230	11,239
Taylor Wimpey PLCA C	3,704,127	9,416
Tesco PLCA C	3,582,820	12,107
Unilever PLCA C	235,605	10,345
Vodafone Group PLCA C	7,573,301	26,727
William Hill PLCA C	1,394,447	7,715

Total United Kingdom		557,284

SHORT-TERM INVESTMENTS - 4.41%
American Beacon U.S. Government Money Market Select Fund, Select ClassJ	10,000,000	10,000
JPMorgan U.S. Government Money Market Fund, Capital Class	101,464,329	101,464

Total Short-Term Investments (Cost $111,464)		111,464

SECURITIES LENDING COLLATERAL - 5.03% (Cost $127,204)
DWS Government and Agency Securities Portfolio, Institutional Class	982,127	982
American Beacon U.S. Government Money Market Select Fund, Select ClassJ	126,222,152	126,222

Total Securities Lending Collateral		127,204

TOTAL INVESTMENTS - 104.33% (Cost $2,250,170)		2,638,283
LIABILITIES, NET OF OTHER ASSETS - (4.33)%		(109,383)

TOTAL NET ASSETS - 100.00%		$2,528,900

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,284,239 or 90.00% of net assets.
B	CDI - Chess Depository Interest.
C	PLC - Public Limited Company.
D	Non-income producing security.
E	All or a portion of this security is on loan at April 30, 2015.
F	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
G	ADR - American Depositary Receipt.
H	CVA - Dutch Certificate.
I	GDR - Global Depositary Receipt.
J	The Fund is affiliated by having the same investment advisor.

See accompanying notes

16

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

Futures Contracts Open on April 30, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index May Futures	Long	30	May 2015	$3,267,821	$(118,561)
CAC 40 10 Euro May Futures	Long	213	May 2015	11,987,182	(365,397)
DAX Index June Futures	Long	34	June 2015	10,964,265	(538,728)
FTSE 100 Index June Futures	Long	232	June 2015	24,677,417	641,218
FTSE/MIB Index June Futures	Long	22	June 2015	2,800,128	26,352
Hang Seng IDX May Futures	Long	22	May 2015	3,988,877	21,545
IBEX 35 Index May Futures	Long	34	May 2015	4,334,307	(154,404)
OMXS 30 Index May Futures	Long	188	May 2015	3,654,878	(136,715)
S&P TSX 60 Index June Futures	Long	86	June 2015	12,613,139	259,406
SPI 200 June Futures	Long	76	June 2015	8,655,628	(136,689)
TOPIX Index June Futures	Long	203	June 2015	27,009,561	823,199

				$113,953,203	$321,226

Foreign Currency Contracts Open on April 30, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

BUY	JPY	25,683,173	6/10/2015	UAG	$310,407	$—	$310,407
BUY	AUD	8,640,170	6/10/2015	RBS	250,166	—	250,166
BUY	CHF	12,494,484	6/10/2015	CBK	634,945	—	634,945
BUY	SEK	3,237,772	6/10/2015	CBK	58,587	—	58,587
BUY	EUR	29,183,672	6/10/2015	CBK	950,662	—	950,662
BUY	GBP	24,773,479	6/10/2015	BRC	487,329	—	487,329
BUY	HKD	2,844,588	6/10/2015	JPM	2,289	—	2,289
BUY	CAD	11,851,718	6/10/2015	GLM	534,313	—	534,313
SELL	SEK	453,075	6/10/2015	SOG	—	(14,053)	(14,053)
SELL	CAD	2,394,881	6/10/2015	SOG	—	(5,723)	(5,723)
SELL	JPY	4,209,362	6/10/2015	SOG	10,526	—	10,526
SELL	CHF	2,240,910	6/10/2015	SOG	—	(53,492)	(53,492)
SELL	EUR	3,937,426	6/10/2015	SOG	—	(119,675)	(119,675)
SELL	HKD	2,844,588	6/10/2015	DUB	—	(1,932)	(1,932)
SELL	AUD	1,548,682	6/10/2015	SOG	—	(12,474)	(12,474)
SELL	GBP	5,220,736	6/10/2015	SOG	—	(40,715)	(40,715)

					$3,239,224	$(248,064)	$2,991,160

Glossary:

Counterparty Abbreviations:

BRC	Barclays Bank PLC Wholesale	JPM	JPMorgan Chase Bank N.A.
CBK	Citibank, N.A.	RBS	Royal Bank of Scotland PLC
DUB	Deutsche Bank AG	SOG	Societe Generale
GLM	Goldman Sacks Bank USA	UBS	UBS AG

Currency Abbreviations:

AUD	Australian Dollar	GBP	Great Britain Pound
CAD	Canadian Dollar	HKD	Hong Kong Dollar
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	SEK	Swedish Krona

See accompanying notes

17

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2015 (Unaudited) (in thousands except share and per share amounts)

	Emerging Markets Fund	International Equity Fund
Assets:
Investments in unaffiliated securities, at fair value A D	$132,869	$2,502,061
Investments in affiliated securities, at fair value B	—	136,222
Foreign currency, at fair value C	205	—
Foreign currency deposits with brokers, at fair value E	—	8,813
Cash	—	5,269
Deposit with brokers for futures contracts	239	—
Dividends and interest receivable	260	11,793
Receivable for investments sold	916	8,926
Receivable for fund shares sold	85	14,411
Receivable for tax reclaims	4	1,817
Receivable for expense reimbursement (Note 2)	—	17
Receivable for variation margin on open futures contracts	—	1,738
Unrealized appreciation from foreign currency contracts	—	3,239
Prepaid expenses	30	79

Total assets	134,608	2,694,385

Liabilities:
Payable for investments purchased	1,028	1,035
Payable for fund shares redeemed	8	32,624
Payable for variation margin from open futures contracts	108	1,417
Payable under excess expense reimbursement plan	50	—
Payable upon return of securities loaned	—	127,204
Management and investment advisory fees payable	56	609
Administrative service and service fees payable	10	695
Transfer agent fees payable	1	114
Custody and fund accounting fees payable	37	84
Professional fees payable	50	36
Trustee fees payable	3	25
Payable for prospectus and shareholder reports	10	87
Payable for capital gains tax	15	—
Due to brokers	—	1,259
Unrealized depreciation from foreign currency contracts	46	248
Other liabilities	25	48

Total liabilities	1,447	165,485

Net Assets	$133,161	$2,528,900

Analysis of Net Assets:
Paid-in-capital	143,322	2,145,651
Undistributed (or overdistribution of) net investment income	(490)	7,207
Accumulated net realized (loss)	(2,316)	(15,825)
Unrealized appreciation or (depreciation) of investments	(384)	544,702
Unrealized (depreciation) of currency transactions	(7,332)	(153,156)
Unrealized appreciation of futures contracts	361	321

Net assets	$133,161	$2,528,900

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	920,414	51,942,256

Y Class	132,564	28,841,929

Investor Class	641,577	18,663,396

Advisor Class	N/A	1,123,822

Retirement Class	N/A	66,979

A Class	92,402	508,635

C Class	16,382	161,711

AMR Class	9,896,287	22,757,950

See accompanying notes

18

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2015 (Unaudited) (in thousands except share and per share amounts)

	Emerging Markets Fund		International Equity Fund
Net assets (not in thousands):
Institutional Class		$10,400,016	$1,050,820,673

Y Class		$1,506,234	$604,481,948

Investor Class		$7,100,378	$374,427,825

Advisor Class	$	N/A	$23,062,040

Retirement Class	$	N/A	$1,443,926

A Class		$1,023,463	$10,204,655

C Class		$179,125	$3,167,494

AMR Class		$112,951,314	$461,291,920

Net asset value, offering and redemption price per share:
Institutional Class		$11.30	$20.23

Y Class		$11.36	$20.96

Investor Class		$11.07	$20.06

Advisor Class		N/A	$20.52

Retirement Class		N/A	$21.56

A Class		$11.08	$20.06

A Class (offering price)		$11.76	$21.28

C Class		$10.93	$19.59

AMR Class		$11.41	$20.27

A Cost of investments in unaffiliated securities		$140,525	$2,113,948
B Cost of investments in affiliated securities		$—	$136,222
C Cost of foreign currency		$207	$—
D Fair value of securities on loan		$—	$121,080
E Cost of foreign currency deposits with brokers		$—	$8,495

See accompanying notes

19

American Beacon FundsSM

Statements of Operations

For the Six Months ended April 30, 2015 (Unaudited) (in thousands)

	Emerging Markets Fund	International Equity Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$963	$29,397
Interest income	—	6
Income derived from securities lending	—	238

Total investment income	963	29,641

Expenses:
Management and investment advisory fees (Note 2)	379	3,356
Administrative service fees (Note 2):
Institutional Class	15	1,470
Y Class	3	820
Investor Class	11	533
Advisor Class	—	14
Retirement Class	—	2
A Class	1	13
C Class	—	4
AMR Class	26	109
Transfer agent fees:
Institutional Class	—	261
Y Class	—	55
Investor Class	2	9
Advisor Class	—	1
A Class	—	1
AMR Class	2	7
Custody and fund accounting fees	166	321
Professional fees	59	49
Registration fees and expenses	34	84
Service fees (Note 2):
Y Class	1	273
Investor Class	10	636
Advisor Class	—	12
Retirement Class	—	2
A Class	1	6
C Class	—	2
Distribution fees (Note 2):
Advisor Class	—	12
Retirement Class	—	3
A Class	1	11
C Class	1	15
Prospectus and shareholder report expenses	8	138
Trustee fees	3	58
Other expenses	13	121

Total expenses	736	8,398

Net fees waived and expenses reimbursed/recouped by Manager (Note 2)	1	(97)

Net expenses	737	8,301

Net investment income	226	21,340

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from: B
Investments	1,416	42,264
Commission recapture (Note 3)	1	49
Foreign currency transactions	(1,386)	(39,657)
Futures contracts	9	15,112
Change in net unrealized appreciation or (depreciation) of: C
Investments	1,363	187,621
Foreign currency transactions	(3,115)	(67,772)
Futures contracts	323	(344)

Net gain (loss) from investments	(1,389)	137,273

Net increase (decrease) in net assets resulting from operations	$(1,163)	$158,613

A Foreign taxes	$136	$2,601
B Net of foreign withholding taxes on capital gains	$28	$—
C Net of unrealized appreciation of foreign withholding taxes on capital gains	$(15)	$—

See accompanying notes

20

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Emerging Markets Fund		International Equity Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(unaudited)		(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$226	$1,376	$21,340	$61,748
Net realized gain from investments, commission recapture, futures contracts, and foreign currency transactions	40	8,915	17,768	107,117
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	(1,429)	(6,943)	119,505	(202,346)

Net increase (decrease) in net assets resulting from operations	(1,163)	3,348	158,613	(33,481)

Distributions to Shareholders:
Net investment income:
Institutional Class	(36)	(100)	(25,911)	(14,406)
Y Class	(5)	(22)	(14,300)	(7,149)
Investor Class	(20)	(43)	(8,329)	(4,093)
Advisor Class	—	—	(183)	(73)
Retirement Class	—	—	(23)	(7)
A Class	(2)	(2)	(202)	(79)
C Class	—	—	(56)	(15)
AMR Class	(415)	(1,154)	(12,918)	(8,617)
Net realized gain from investments:
Institutional Class	(698)	—	—	—
Y Class	(131)	—	—	—
Investor Class	(576)	—	—	—
A Class	(74)	—	—	—
C Class	(15)	—	—	—
AMR Class	(7,427)	—	—	—

Net distributions to shareholders	(9,399)	(1,321)	(61,922)	(34,439)

Capital Share Transactions:
Proceeds from sales of shares	13,513	29,751	345,589	637,106
Reinvestment of dividends and distributions	9,371	1,317	56,546	29,476
Cost of shares redeemed	(11,188)	(28,746)	(264,673)	(432,543)
Redemption fees	11	22	9	44

Net increase in net assets from capital share transactions	11,707	2,344	137,471	234,083

Net increase in net assets	1,145	4,371	234,162	166,163

Net Assets:
Beginning of period	132,016	127,645	2,294,738	2,128,575

End of Period *	$133,161	$132,016	$2,528,900	$2,294,738

* Includes undistributed (or overdistribution of) net investment income of	$(490)	$(343)	$7,207	$60,882

See accompanying notes

21

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. As of April 30, 2015, the Trust consists of thirty-one active series, two of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon Emerging Markets Fund and American Beacon International Equity Fund. The remaining twenty-nine active series are reported in separate filings.

Effective April 30, 2015 American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30 the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements”, which amends the criteria that define an investment company and clarifies the measurement guidance and requires new disclosures for investment companies. Under the ASU, an entity that is registered under the Investment Company Act of 1940 automatically qualifies as an investment company. The Funds adopted this ASU for the fiscal year ended October 31, 2015. Management has evaluated the implications of the ASU and determined that adoption thereof will not have a material impact on the financial statements.

22

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Funds are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets. The Fund pays to the unaffiliated investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2015 were as follows (in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts Paid to Manager
Emerging Markets	0.61%	$379	$348	$31
International Equity	0.29%	3,356	2,744	612

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. This fee is included in income derived from securities lending and Management and investment advisory fees on the Statements of Operations. During the six months ended April 30, 2015 securities lending fees paid to the Manager on behalf of the International Equity Fund were $49,955.

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, Retirement, A, and C Classes of the Funds and 0.05% of the average daily net assets of the AMR Class of the Funds.

Distribution Plans

The Funds, except for the Advisor, Retirement, A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Funds shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, Retirement, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

23

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, Retirement, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Brokerage Commissions

Affiliated entities of an investment advisor to the Emerging Markets Fund received net commissions on purchases and sales of the Fund’s portfolio securities totaling $902 for the six months ended April 30, 2015.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively the “Select Funds”). Cash collateral received by the Funds in connection with securities lending may be invested in the Select Funds. The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized management fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2015, fees earned by the Manager from the Select Funds were as follows:

Fund	Direct Investments in Select Funds	Securities Lending Collateral Invested in Select Funds	Total
International Equity	$4,374	$15,442	$19,816

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (the “SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. The Funds did not utilize the credit facility during the period.

Expense Reimbursement Plan

The Manager voluntarily and contractually agreed to reimburse the Funds to the extent that total annual operating expenses exceeded the Fund’s expense cap. For the six months ended April 30, 2015, the Manager reimbursed expenses as follows:

		Expense Caps
Fund	Class	11/1/14 to 2/28/15	3/1/15 to 4/30/15	Reimbursed or (Recovered) Expenses	Expiration of Reimbursements
Emerging Markets	Institutional	1.35%	1.35%	$1,275	2018
Emerging Markets	Y	1.45%	1.45%	352	2018
Emerging Markets	Investor	1.79%	1.79%	(3,084)	2018
Emerging Markets	A	1.79%	N/A	5	2018
Emerging Markets	C	2.54%	N/A	29	2018
International Equity	Institutional*	0.70%*	0.69%*	98,012	2018
International Equity	Retirement	N/A	N/A	(106)	2018
International Equity	A	N/A	N/A	(200)	2018
International Equity	C	N/A	N/A	(134)	2018

*	Voluntary Reimbursement

24

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Of these amounts, $17,124 was receivable from the Manager to the International Equity Fund and $50,067 was payable to the Manager from the Emerging Markets Fund at April 30, 2015. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
Emerging Markets	$3,084	$25,749	2015
Emerging Markets	—	45,693	2016
International Equity	440	18,895	2015
International Equity	—	88,916	2016
International Equity	—	151,730	2017

The Manager recovered excess carryover expenses of $3,084 from the Investor Class expiring in 2015 from the Emerging Markets Fund and $106, $200, and $134 from the Retirement, A, and C Classes, respectively expiring in 2015 from the International Equity Fund for the period ended April 30, 2015.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended April 30, 2015, Foreside collected $1031 and $3,283 for Emerging Markets and International Equity Funds, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2015, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2015, $795 in CDSC fees were collected for the International Equity Fund. There were no CDSC fees for the Emerging Markets Fund.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

25

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern Standard Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S.

26

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of April 30, 2015, the Funds’ investments were classified as described below (in thousands):

Emerging Markets*	Level 1	Level 2	Level 3	Total
Foreign Common Stocks	$29,738	$89,319	$177	$119,234
Foreign Preferred Stocks	5,698	280	—	5,978
Convertible Bonds	—	25	—	25
Domestic Common Stocks	434	—	—	434
Short-Term Investments - Money Market Funds	7,198	—	—	7,198

Total Investments in Securities	$43,068	$89,624	$177	$132,869

Financial Derivative Instruments - Assets	Level 1	Level 2	Level 3	Total
Futures Contracts	$361	$—	$—	$361

Financial Derivative Instruments - Liabilities	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$(46)	$—	$—	$(46)

International Equity*	Level 1	Level 2	Level 3	Total
Foreign Common Stocks	$115,376	$2,269,395	$—	$2,384,771
Foreign Preferred Stocks	—	14,844	—	14,844
Short-Term Investments - Money Market Funds	111,464	—	—	111,464
Securities Lending Collateral Invested In Money Market Funds	127,204	—	—	127,204

Total Investments in Securities	$354,044	$2,284,239	$—	$2,638,283

Financial Derivative Instruments - Assets	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$3,239	$—	$—	$3,239
Futures Contracts	1,771	—	—	1,771

Total Financial Derivative Instruments - Assets	$5,010	$—	$—	$5,010

Financial Derivative Instruments - Liabilities	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$(248)	$—	$—	$(248)
Futures Contracts	(1,450)	—	—	(1,450)

Total Financial Derivative Instruments - Liabilities	$(1,698)	$—	$—	$(1,698)

*	Refer to the Schedule of Investments for country information.

27

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the year ended April 30, 2015, the Emerging Markets Fund transferred securities with a value of $225 from Level 1 to Level 2, $1,309,263 from Level 2 to Level 1, and $176,778 from Level 2 to Level 3 as of the end of period in accordance with fair value procedures established by the Board. The International Equity Fund transferred securities with a value of $2,284,239 from Level 1 to Level 2 during the same time period.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in fair values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statements of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

28

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The Emerging Markets Fund imposes a 2% redemption fee of all classes and the International Equity Fund imposes a 2% redemption fee on the AMR class for shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Funds pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Chess Depository Instruments (“CDIs”)

CDIs are financial products in which a unit of beneficial ownership is the underlying financial interests of the issuer. The financial interests of the issuer can be foreign equities, debt or other securities through one or more nominee companies, known as depository nominees. These underlying financial interests are quoted on the Australian Stock Exchange (“ASX”) market. With the exception of voting arrangements and some corporate actions of foreign issuers domiciled in certain jurisdictions, the CDI holder has the same rights as holders of financial interests of the issuer that are legally registered in the holder’s name. All of the economic benefits

29

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

such as dividends, bonus issues, rights issues, interest payments, and maturity payments or similar corporate actions flow through to the CDI holder as if you were the legal owner of the corresponding financial product. The difference between holding CDIs and holding the foreign shares of the issuer is that the holder has beneficial ownership of the equivalent number of foreign shares of the issuer instead of legal title. Legal title to the foreign shares of the issuer is held by a nominee company on behalf of CDI holders.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Reg S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended April 30, 2015 are disclosed in the Notes to the Schedules of Investments.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Master Agreements

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

30

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

For the six months ended April 30, 2015, the Funds entered into foreign currency exchange contracts primarily for hedging.

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD (in thousands).

	Average Forward Foreign Currency Notional Amount Outstanding at April 30, 2015
Fund	Purchased Contracts	Sold Contracts
Emerging Markets	$32	$777
International Equity	119,961	27,012

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized

31

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended April 30, 2015, the Funds entered into future contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

Average Futures Contracts Outstanding
Fund	Year ended April 30, 2015
Emerging Markets	135
International Equity	1,050

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1) (2):

Fair Values of financial derivative instruments on the Statements of Assets and Liabilities not accounted for as hedging instruments as of April 30, 2015:

Assets	Derivative	Emerging Markets	International Equity

Unrealized appreciation of foreign currency contracts	Foreign Exchange Contract	$—	$3,239
Receivable for variation margin from open futures contracts	Equity Contract	—	1,738

		$—	$4,977

Liabilities	Derivative	Emerging Markets	International Equity

Unrealized depreciation of foreign currency contracts	Foreign Exchange Contract	$(46)	$(248)
Payable for variation margin from open futures contracts	Equity Contract	(108)	(1,417)

		$(154)	$(1,665)

The effect of financial derivative instruments not accounted for as hedging instruments on the Statements of Operations for the six months ended April 30, 2015:

Statements of Operations:	Derivative	Emerging Markets	International Equity

Net realized gain (loss) from foreign currency contracts	Foreign Exchange Contract	$155	$899
Net realized gain (loss) from futures contracts	Equity Contract	9	15,096

		$164	$15,995

Statements of Operations:	Derivative	Emerging Markets	International Equity
Change in net unrealized appreciation or (depreciation) of foreign currency contracts	Foreign Exchange Contract	$(33)	$(5,794)
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contract	323	(344)

		$(290)	$(6,138)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

32

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

6. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

33

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds’ investment advisors attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, such as International Swaps and Derivatives Association (“ISDA”) agreements which provide for the right to offset under certain circumstances. The Funds employ multiple investment advisors and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2015 (in thousands).

Emerging Markets Fund

Offsetting of Financial Liabilities and Derivative Liabilities as of April 30, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities

Futures Contracts[2]	$108	$—	$108
Foreign Currency Contracts	46	—	46

	$154	$—	$154

34

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2015:

	Net amount Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Bank of America, N.A.	$(1)	$—	$—	$(1)
Goldman Sachs Bank USA[2]	(130)	—	—	(130)
State Street Bank and Trust Co. HK	(1)	—	—	(1)
UBS AG	(22)	—	—	(22)

	$(154)	$—	$—	$(154)

International Equity Fund

Offsetting of Financial Assets and Derivative Assets as of April 30, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities

Futures Contracts[2]	$1,738	$—	$1,738
Foreign Currency Contracts	3,239	—	3,239
Securities Lending	121,080	—	121,080

	$126,057	$—	$126,057

Offsetting of Financial Liabilities and Derivative Liabilities as of April 30, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities

Futures Contracts[2]	$1,417	$—	$1,417
Foreign Currency Contracts	248	—	248

	$1,665	$—	$1,665

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2015:

	Net amount Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received[1]	Net Amount
Barclays Bank PLC Wholesale	$488	$—	$—	$488
Barclays Capital	12,997	—	(12,997)	—
CitiBank, N.A	1,645	—	—	1,645
Deutsche Bank Securities Inc.	805	—	(805)	—
Deutsche Bank AG	(2)	—	—	(2)
Goldman Sachs Bank USA	534	—	—	534
Goldman Sachs & Co.[2]	69,532	—	(69,211)	321
JPMorgan Clearing Corp	12,527	—	(12,527)	—
JPMorgan Chase Bank NA	2	—	—	2
Morgan Stanley & Co. LLC	20,659	—	(20,659)	—
Royal Bank of Scotland	250	—	—	250
Societe Generale PLC	(236)	—	—	(236)
UBS AG	5,191	—	(4,881)	310

	$124,392	$—	$(121,080)	$3,312

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $127,204 has been received in connection with securities lending transactions.
[2]	The securities represented herein are not subject to Master Netting Agreement. As such, this is disclosured for informational purposes only.

35

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treaded as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2014 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

The tax character of distributions paid were as follows (in thousands):

	Emerging Markets		International Equity
	Six months ended April 30, 2015	Year Ended October 31, 2014	Six months ended April 30, 2015	Year Ended October 31, 2014
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$36	$100	$25,911	$14,406
Y Class	5	22	14,300	7,149
Investor Class	21	43	8,329	4,093
Advisor Class	—	—	183	73
Retirement Class	—	—	23	7
A Class	2	2	202	79
C Class	—	—	56	15
AMR Class	415	1,154	12,918	8,617
Long-Term Capital Gain
Institutional Class	698	100	—	—
Y Class	131	22	—	—
Investor Class	576	43	—	—
Advisor Class	—	—	—	—
Retirement Class	—	—	—	—
A Class	74	2	—	—
C Class	15	—	—	—
AMR Class	7,427	1,154	—	—

Total distributions paid	$9,400	$1,321	$61,922	$34,439

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2015, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

36

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

	Emerging Markets	International Equity
Cost basis of investments for federal income tax purposes	$143,331	$2,263,933

Unrealized appreciation	12,819	464,315
Unrealized depreciation	(23,281)	(89,965)

Net unrealized appreciation or (depreciation)	(10,462)	374,350

Undistributed ordinary income	40	10,197
Undistributed long-term gain or (loss)	(101)	(3,280)
Other temporary differences	362	1,982

Distributable earnings or (deficits)	$(10,161)	$383,249

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain or (loss) on certain derivative instruments, the realization for tax purposes of unrealized gain or (loss) on investments in passive foreign investment companies, and Section 732 basis adjustments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency, gains/(losses) from sales of investments in passive foreign investment companies and Section 732 basis adjustments that have been reclassified as of April 30, 2015 (in thousands):

	Emerging Markets	International Equity
Paid-in-capital	$—	$62
Undistributed net investment income	105	(13,093)
Accumulated net realized gain (loss)	(105)	13,033
Unrealized appreciation or (depreciation) of investments, futures contracts and foreign currency	—	(2)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2015 the capital loss carryforward positions of the Funds prior to the provisions of RIC MOD that may be applied against realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, are as follows (in thousands):

Fund	2017
International Equity	$3,314

For the six months ended April 30, 2015, the International Equity Fund utilized $32,651 of pre-RIC MOD loss carryforwards (in thousands).

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2015 were (in thousands):

37

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

	Emerging Markets	International Equity
Purchases	$23,922	$385,810
Sales and maturities	23,788	312,152

A summary of the International Equity Fund’s transactions in the Select Funds for the six months ended April 30, 2015 is set forth below (in thousands):

Type of Transaction	Affiliated Fund	October 31, 2014 Shares/Fair Value	Purchases	Sales	April 30, 2015 Shares/Fair Value	Dividend Income
Direct	USG Select Fund	$—	$15,000	$5,000	$10,000	$6
Securities Lending	USG Select Fund	12,187	460,747	347,342	126,222	N/A

9. Securities Lending

The International Equity Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

38

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

At April 30, 2015, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$121,080	$—	$127,204

Cash collateral is listed in the Funds’ Schedules of Investments and is shown on Statements of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months ended April 30, 2015

	Institutional Class		Y Class		Investor Class
Emerging Markets Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41	$439	33	$363	101	$1,085
Redemption Fees	—	1	—	—	—	—
Reinvestment of dividends	70	731	12	129	57	584
Shares redeemed	(46)	(487)	(61)	(636)	(201)	(2,112)

Net increase (decrease) in shares outstanding	65	$684	(16)	$(144)	(43)	$(443)

	A Class		C Class		AMR Class
Emerging Markets Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23	$248	1	$7	1,046	$11,372
Redemption Fees	—	—	—	—	—	9
Reinvestment of dividends	7	73	1	12	739	7,842
Shares redeemed	(23)	(242)	(3)	(32)	(696)	(7,679)

Net increase (decrease) in shares outstanding	7	$79	(1)	$(13)	1,089	$11,544

	Institutional Class		Y Class		Investor Class		Advisor Class
International Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,865	$150,195	4,443	$88,442	3,145	$58,987	764	$15,372
Redemption Fees	—	4	—	2	—	1	—	—
Reinvestment of dividends	1,147	21,401	699	13,514	448	8,294	9	183
Shares redeemed	(6,119)	(118,771)	(2,565)	(50,988)	(2,972)	(56,721)	(38)	(734)

Net increase in shares outstanding	2,893	$52,829	2,577	$50,970	621	$10,561	735	$14,821

	Retirement Class		A Class		C Class		AMR Class
International Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11	$223	179	$3,409	31	$571	1,487	$28,390
Redemption Fees	—	—	—	—	—	—	—	2
Reinvestment of dividends	1	23	9	175	2	38	692	12,918
Shares redeemed	(4)	(75)	(121)	(2,262)	(32)	(589)	(1,792)	(34,533)

Net increase in shares outstanding	8	$171	67	$1,322	1	$20	387	$6,777

39

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

For the Year Ended October 31, 2014

	Institutional Class		Y Class		Investor Class
Emerging Markets Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	99	$1,222	170	$2,112	362	$4,513
Redemption Fees	—	2	—	—	—	1
Reinvestment of dividends	9	100	2	21	4	42
Shares redeemed	(72)	(855)	(184)	(2,131)	(241)	(2,915)

Net increase (decrease) in shares outstanding	36	$469	(12)	$2	125	$1,641

	A Class		C Class		AMR Class
Emerging Markets Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	55	$690	16	$195	1,719	$21,019
Redemption Fees	—	—	—	—	—	19
Reinvestment of dividends	—	1	—	—	99	1,153
Shares redeemed	(12)	(144)	(4)	(47)	(1,869)	(22,654)

Net increase (decrease) in shares outstanding	43	$547	12	$148	(51)	$(463)

	Institutional Class		Y Class		Investor Class		Advisor Class
International Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,787	$279,279	8,027	$167,803	5,651	$113,559	205	$4,180
Redemption Fees	—	18	—	10	—	7	—	—
Reinvestment of dividends	627	12,437	204	4,201	207	4,066	4	73
Shares redeemed	(8,749)	(177,074)	(3,206)	(66,954)	(4,810)	(96,602)	(77)	(1,562)

Net increase in shares outstanding	5,665	$114,660	5,025	$105,060	1,048	$21,030	132	$2,691

	Retirement Class		A Class		C Class		AMR Class
International Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	36	$777	285	$5,687	103	$2,040	3,134	$63,781
Redemption Fees	—	—	—	—	—	—	—	9
Reinvestment of dividends	—	7	3	63	1	12	434	8,617
Shares redeemed	(13)	(285)	(52)	(1,038)	(6)	(111)	(4,414)	(88,917)

Net increase (decrease) in shares outstanding	23	$499	236	$4,712	98	$1,941	(846)	$(16,510)

40

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41

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014		2013		2012		2011A		2010
	(unaudited)

Net asset value, beginning of period	$12.38		$12.15		$11.33		$12.67		$14.55		$11.95

Income from investment operations:
Net investment income (loss)	0.01		0.13		0.09		0.12		0.16		0.13
Net gains (losses) from investments (both realized and unrealized)	(0.21)		0.23		0.86		0.11		(1.91)		2.63

Total income (loss) from investment operations	(0.20)		0.36		0.95		0.23		(1.75)		2.76

Less distributions:
Dividends from net investment income	(0.04)		(0.13)		(0.13)		(0.16)		(0.13)		(0.16)
Distributions from net realized gains	(0.84)		—		—		(1.41)		—		—

Total distributions	(0.88)		(0.13)		(0.13)		(1.57)		(0.13)		(0.16)

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$11.30		$12.38		$12.15		$11.33		$12.67		$14.55

Total return C	(1.17	)%D	3.05%		8.39%		3.05%		(12.18)%		23.36%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$10,400		$10,597		$9,962		$8,256		$8,523		$9,023
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.38	%E	1.34%		1.64%		1.50%		1.55%		1.58%
Expenses, net of reimbursements or recoupments	1.35	%E	1.34%		1.35%		1.33%		1.24%		1.39%
Net investment income (loss), before reimbursements or recoupments	0.17	%E	1.05%		0.58%		0.87%		0.99%		0.58%
Net investment income (loss), net of reimbursements or recoupments	0.20	%E	1.05%		0.87%		1.04%		1.30%		0.77%
Portfolio turnover rate	20	%D	51%		55%		44%		101%		64%

A	Brandes Investment Partners, LP was added as an investment manager to the Emerging Markets Fund on December 31, 2010.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

42

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class												Investor Class
Six Months Ended April 30,		Year Ended October 31,								March 1 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,
2015		2014		2013		2012		2011A		2010		2015		2014		2013		2012		2011A		2010
(unaudited)												(unaudited)

$12.44		$12.22		$11.41		$12.75		$14.53		$12.29		$12.16		$11.93		$11.13		$12.44		$14.29		$11.77

0.00		0.06		0.11		0.06		0.13		0.04		(0.02)		0.08		0.04		0.08		0.13		0.04
(0.21)		0.28		0.83		0.16		(1.91)		2.20		(0.20)		0.23		0.84		0.12		(1.93)		2.63

(0.21)		0.34		0.94		0.22		(1.78)		2.24		(0.22)		0.31		0.88		0.20		(1.80)		2.67

(0.03)		(0.12)		(0.13)		(0.15)		—		—		(0.03)		(0.08)		(0.08)		(0.10)		(0.05)		(0.15)
(0.84)		—		—		(1.41)		—		—		(0.84)		—		—		(1.41)		—		—

(0.87)		(0.12)		(0.13)		(1.56)		—		—		(0.87)		(0.08)		(0.08)		(1.51)		(0.05)		(0.15)

0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

$11.36		$12.44		$12.22		$11.41		$12.75		$14.53		$11.07		$12.16		$11.93		$11.13		$12.44		$14.29

(1.27	)%D	2.85%		8.22%		2.91%		(12.25)%		18.23	%D	(1.40	)%D	2.61%		7.89%		2.72%		(12.65)%		22.85%

$1,506		$1,848		$1,962		$1,837		$5,296		$13		$7,101		$8,321		$6,675		$8,427		$9,030		$12,478

1.49	%E	1.45%		1.75%		1.72%		1.68%		1.82	%E	1.70	%E	1.79%		1.95%		1.84%		1.84%		1.86%
1.45	%E	1.45%		1.45%		1.44%		1.33%		1.42	%E	1.79	%E	1.79%		1.79%		1.75%		1.70%		1.77%
0.05	%E	0.76%		0.56%		(0.05)%		0.99%		0.40	%E	(0.19	)%E	0.61%		0.26%		0.56%		0.77%		0.29%
0.09	%E	0.76%		0.86%		0.23%		1.35%		0.79	%E	(0.27	)%E	0.61%		0.42%		0.65%		0.91%		0.37%
20	%D	51%		55%		44%		101%		64	%F	20	%D	51%		55%		44%		101%		64%

43

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,								May 17 to Oct. 31,
	2015		2014		2013		2012		2011A		2010
	(unaudited)

Net asset value, beginning of period	$12.16		$11.91		$11.11		$12.47		$14.27		$12.10

Income from investment operations:
Net investment income (loss)	(0.01)		0.07		0.06		0.10		0.06		0.02
Net gains (losses) from investments (both realized and unrealized)	(0.21)		0.24		0.82		0.09		(1.85)		2.15

Total income (loss) from investment operations	(0.22)		0.31		0.88		0.19		(1.79)		2.17

Less distributions:
Dividends from net investment income	(0.02)		(0.06)		(0.08)		(0.14)		(0.01)		—
Distributions from net realized gains	(0.84)		—		—		(1.41)		—		—

Total distributions	(0.86)		(0.06)		(0.08)		(1.55)		(0.01)		—

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$11.08		$12.16		$11.91		$11.11		$12.47		$14.27

Total return C	(1.41	)%D	2.65%		7.94%		2.64%		(12.58)%		17.93	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,024		$1,035		$491		$685		$433		$2
Ratios to average net assets:
Expenses, before reimbursements	1.79	%E	1.73%		2.19%		2.01%		2.97%		2.26	%E
Expenses, net of reimbursements	1.79	%E	1.73%		1.79%		1.78%		1.46%		1.78	%E
Net investment income (loss), before reimbursements	(0.24	)%E	0.54%		0.11%		0.46%		(0.10)%		(0.10	)%E
Net investment income (loss), net of reimbursements	(0.24	)%E	0.54%		0.52%		0.69%		1.41%		0.39	%E
Portfolio turnover rate	20	%D	51%		55%		44%		101%		64	%F

A	Brandes Investment Partners, LP was added as an investment manager to the Emerging Markets Fund on December 31, 2010.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

44

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,								Sept. 1 to Oct. 31,
	2015		2014		2013		2012		2011A		2010
	(unaudited)

Net asset value, beginning of period	$12.04		$11.83		$11.05		$12.38		$14.26		$12.89

Income from investment operations:
Net investment income (loss)	(0.06)		0.00		(0.05)		0.03		0.09		(0.02)
Net gains (losses) from investments (both realized and unrealized)	(0.21)		0.24		0.83		0.07		(1.97)		1.39

Total income (loss) from investment operations	(0.27)		0.24		0.78		0.10		(1.88)		1.37

Less distributions:
Dividends from net investment income	—		(0.03)		—		(0.02)		—		—
Distributions from net realized gains	(0.84)		—		—		(1.41)		—		—

Total distributions	(0.84)		(0.03)		—		(1.43)		—		—

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$10.93		$12.04		$11.83		$11.05		$12.38		$14.26

Total return C	(1.80	)%D	2.00%		7.06%		1.83%		(13.18)%		10.63	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$179		$213		$62		$5		$8		$1
Ratios to average net assets:
Expenses, before reimbursements	2.57	%E	2.47%		3.26%		3.74%		26.96%		4.49	%E
Expenses, net of reimbursements	2.54	%E	2.47%		2.54%		2.52%		2.41%		2.54	%E
Net investment income (loss), before reimbursements	(1.04	)%E	0.00%		(0.55)%		(1.19)%		(23.86)%		(2.91	)%E
Net investment income (loss), net of reimbursements	(1.00	)%E	0.00%		0.18%		0.03%		0.69%		(0.96	)%E
Portfolio turnover rate	20	%D	51%		55%		44%		101%		64	%F

A	Brandes Investment Partners, LP was added as an investment manager to the Emerging Markets Fund on December 31, 2010.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

45

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2015		2014		2013		2012		2011A		2010
	(unaudited)

Net asset value, beginning of period	$12.49		$12.25		$11.44		$12.74		$14.62		$12.02

Income from investment operations:
Net investment income (loss)	0.01		0.14		0.12		0.14		0.18		0.11
Net gains (losses) from investments (both realized and unrealized)	(0.20)		0.23		0.83		0.12		(1.97)		2.68

Total income (loss) from investment operations	(0.19)		0.37		0.95		0.26		(1.79)		2.79

Less distributions:
Dividends from net investment income	(0.05)		(0.13)		(0.14)		(0.15)		(0.09)		(0.19)
Distributions from net realized gains	(0.84)		—		—		(1.41)		—		—

Total distributions	(0.89)		(0.13)		(0.14)		(1.56)		(0.09)		(0.19)

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00

Net asset value, end of period	$11.41		$12.49		$12.25		$11.44		$12.74		$14.62

Total return C	(1.13	)%D	3.08%		8.34%		3.26%		(12.30)%		23.47%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$112,951		$110,002		$108,493		$103,363		$113,894		$128,841
Ratios to average net assets:
Expenses, before reimbursements	1.12	%E	1.29%		1.39%		1.24%		1.31%		1.34%
Expenses, net of reimbursements	1.12	%E	1.29%		1.39%		1.24%		1.31%		1.34%
Net investment income (loss), before reimbursements	0.44	%E	1.11%		0.90%		1.15%		1.29%		0.79%
Net investment income (loss), net of reimbursements	0.44	%E	1.11%		0.90%		1.15%		1.29%		0.79%
Portfolio turnover rate	20	%D	51%		55%		44%		101%		64%

A	Brandes Investment Partners, LP was added as an investment manager to the Emerging Markets Fund on December 31, 2010.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

46

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47

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012A	2011	2010
	(unaudited)

Net asset value, beginning of period	$19.51		$20.07	$16.05	$15.27	$16.67	$15.51

Income from investment operations:
Net investment income	0.17		0.54	0.36	0.41	0.46	0.35
Net gains (losses) from investments (both realized and unrealized)	1.07		(0.77)	4.07	0.92	(1.41)	1.30

Total income (loss) from investment operations	1.24		(0.23)	4.43	1.33	(0.95)	1.65

Less distributions:
Dividends from net investment income	(0.52)		(0.33)	(0.41)	(0.55)	(0.45)	(0.49)
Distributions from net realized gains	—		—	—	—	—	—

Total distributions	(0.52)		(0.33)	(0.41)	(0.55)	(0.45)	(0.49)

Redemption fees added to beneficial interest	—		—	—	—	—	—

Net asset value, end of period	$20.23		$19.51	$20.07	$16.05	$15.27	$16.67

Total return B	6.60	%C	(1.18)%	28.14%	9.25%	(5.89)%	10.81%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,050,821		$956,960	$870,729	$608,256	$512,093	$527,718
Ratios to average net assets:
Expenses, before reimbursements	0.71	%D	0.72%	0.72%	0.72%	0.70%	0.71%
Expenses, net of reimbursements	0.69	%D	0.70%	0.71%	0.72%	0.70%	0.71%
Net investment income (loss), before reimbursements	1.84	%D	2.74%	2.16%	2.85%	2.90%	2.21%
Net investment income, net of reimbursements	1.86	%D	2.76%	2.17%	2.85%	2.90%	2.21%
Portfolio turnover rate	14	%C	23%	27%	60%	33%	38%

A	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

48

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class							Investor Class
Six Months Ended April 30,		Year Ended October 31,					Six Months Ended April 30,		Year Ended October 31,
2015		2014	2013	2012A	2011	2010	2015		2014	2013	2012A	2011	2010
(unaudited)							(unaudited)

$20.21		$20.81	$16.65	$15.82	$17.17	$15.52	$19.32		$19.86	$15.88	$15.11	$16.42	$15.30

0.16		0.50	0.62	0.41	0.49	0.04	0.14		0.46	0.25	0.38	0.44	0.29
1.12		(0.77)	3.97	0.95	(1.50)	1.61	1.06		(0.76)	4.09	0.87	(1.44)	1.27

1.28		(0.27)	4.59	1.36	(1.01)	1.65	1.20		(0.30)	4.34	1.25	(1.00)	1.56

(0.53)		(0.33)	(0.43)	(0.53)	(0.34)	—	(0.46)		(0.24)	(0.36)	(0.48)	(0.31)	(0.44)
—		—	—	—	—	—	—		—	—	—	—	—

(0.53)		(0.33)	(0.43)	(0.53)	(0.34)	—	(0.46)		(0.24)	(0.36)	(0.48)	(0.31)	(0.44)

—		—	—	—	—	—	—		—	—	—	—	—

$20.96		$20.21	$20.81	$16.65	$15.82	$17.17	$20.06		$19.32	$19.86	$15.88	$15.11	$16.42

6.56%	C	(1.31)%	28.04%	9.15%	(6.00)%	10.63%	6.40	%C	(1.54)%	27.81%	8.77%	(6.21)%	10.36%

$604,482		$530,837	$441,946	$1,512	$720	$245	$374,428		$348,542	$337,424	$453,142	$386,560	$463,704

0.77%	D	0.82%	0.85%	0.80%	0.81%	0.81%	1.02	%D	1.05%	1.04%	1.09%	1.07%	1.07%
0.77%	D	0.82%	0.85%	0.80%	0.81%	0.81%	1.02	%D	1.05%	1.04%	1.09%	1.07%	1.07%
1.77%	D	2.62%	2.55%	2.74%	3.00%	1.44%	1.50	%D	2.36%	1.67%	2.50%	2.55%	1.83%
1.77%	D	2.62%	2.55%	2.74%	3.00%	1.44%	1.50	%D	2.36%	1.67%	2.50%	2.55%	1.83%
14%	C	23%	27%	60%	33%	38%	14	%C	23%	27%	60%	33%	38%

49

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012A	2011	2010
	(unaudited)

Net asset value, beginning of period	$19.76		$20.36	$16.36	$15.52	$16.74	$15.20

Income from investment operations:
Net investment income (loss)	0.23		0.44	(0.41)	0.09	0.07	0.89
Net gains (losses) from investments (both realized and unrealized)	0.98		(0.77)	4.83	1.18	(1.12)	0.65

Total income (loss) from investment operations	1.21		(0.33)	4.42	1.27	(1.05)	1.54

Less distributions:
Dividends from net investment income	(0.45)		(0.27)	(0.42)	(0.43)	(0.17)	—
Distributions from net realized gains	—		—	—	—	—	—

Total distributions	(0.45)		(0.27)	(0.42)	(0.43)	(0.17)	—

Redemption fees added to beneficial interest	—		—	—	—	—	—

Net asset value, end of period	$20.52		$19.76	$20.36	$16.36	$15.52	$16.74

Total return B	6.32	%C	(1.64)%	27.51%	8.59%	(6.35)%	10.13%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$23,062		$7,677	$5,232	$1,397	$1,015	$746
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.16	%D	1.19%	1.20%	1.31%	1.24%	1.26%
Expenses, net of reimbursements or recoupments	1.16	%D	1.19%	1.20%	1.31%	1.24%	1.26%
Net investment income (loss), before reimbursements or recoupments	1.57	%D	2.21%	1.39%	2.18%	2.52%	1.64%
Net investment income, net of reimbursements or recoupments	1.57	%D	2.21%	1.39%	2.18%	2.52%	1.64%
Portfolio turnover rate	14	%C	23%	27%	60%	33%	38%

A	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

50

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class								C Class
Six Months Ended April 30,		Year Ended October 31,				May 17 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,				Sept. 1 to Oct. 31,
2015		2014	2013	2012A	2011	2010		2015		2014	2013	2012A	2011	2010
(unaudited)								(unaudited)

$19.32		$19.92	$16.02	$15.33	$16.40	$14.14		$18.83		$19.47	$15.70	$15.21	$16.39	$14.82

0.15		0.46	0.43	0.48	0.12	0.03		0.06		0.30	0.52	0.40	0.07	(0.01)
1.04		(0.78)	3.89	0.76	(1.14)	2.23		1.04		(0.75)	3.59	0.71	(1.25)	1.58

1.19		(0.32)	4.32	1.24	(1.02)	2.26		1.10		(0.45)	4.11	1.11	(1.18)	1.57

(0.45)		(0.28)	(0.42)	(0.55)	(0.05)	—		(0.34)		(0.19)	(0.34)	(0.62)	—	—
—		—	—	—	—	—		—		—	—	—	—	—

(0.45)		(0.28)	(0.42)	(0.55)	(0.05)	—		(0.34)		(0.19)	(0.34)	(0.62)	—	—

—		—	—	—	—	—		—		—	—	—	—	—

$20.06		$19.32	$19.92	$16.02	$15.33	$16.40		$19.59		$18.83	$19.47	$15.70	$15.21	$16.39

6.38	%C	(1.65)%	27.51%	8.62%	(6.26)%	15.98	%C	6.00	%C	(2.36)%	26.56%	7.89%	(7.20)%	10.59	%C

$10,204		$8,540	$4,113	$1,255	$461	$4		$3,167		$3,029	$1,220	$115	$76	$1

1.07	%D	1.15%	1.21%	1.29%	2.24%	1.26	%D	1.82	%D	1.90%	1.95%	2.12%	7.39%	2.60	%D
1.08	%D	1.15%	1.25%	1.26%	1.22%	1.25	%D	1.83	%D	1.90%	1.99%	1.98%	1.95%	1.99	%D
1.50	%D	2.31%	1.73%	2.03%	1.03%	0.96	%D	0.69	%D	1.53%	1.13%	1.56%	(4.32)%	(0.81	)%D
1.50	%D	2.31%	1.69%	2.07%	2.05%	0.98	%D	0.68	%D	1.53%	1.09%	1.70%	1.11%	(0.20	)%D
14	%C	23%	27%	60%	33%	38	%E	14	%C	23%	27%	60%	33%	38	%E

51

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Retirement Class
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012A	2011	2010
	(unaudited)

Net asset value, beginning of period	$20.70		$21.31	$16.75	$15.44	$16.71	$15.20

Income from investment operations:
Net investment income (loss)	0.11		0.30	0.19	(0.45)	0.39	0.22
Net gains (losses) from investments (both realized and unrealized)	1.14		(0.71)	4.37	1.76	(1.44)	1.29

Total income (loss) from investment operations	1.25		(0.41)	4.56	1.31	(1.05)	1.51

Less distributions:
Dividends from net investment income	(0.39)		(0.20)	—	—	(0.22)	—
Distributions from net realized gains	—		—	—	—	—	—

Total distributions	(0.39)		(0.20)	—	—	(0.22)	—

Redemption fees added to beneficial interest	—		—	—	—	—	—

Net asset value, end of period	$21.56		$20.70	$21.31	$16.75	$15.44	$16.71

Total return B	6.19	%C	(1.93)%	27.22%	8.48%	(6.37)%	9.93%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,444		$1,212	$755	$52	$1	$1
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.44	%D	1.46%	1.46%	6.40%	3.43%	1.66%
Expenses, net of reimbursements or recoupments	1.46	%D	1.47%	1.47%	1.24%	1.30%	1.47%
Net investment income (loss), before reimbursements or recoupments	1.14	%D	1.97%	1.78%	(3.06)%	0.17%	1.25%
Net investment income, net of reimbursements or recoupments	1.12	%D	1.95%	1.78%	2.10%	2.30%	1.44%
Portfolio turnover rate	14	%C	23%	27%	60%	33%	38%

A	The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

52

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012A	2011	2010
	(unaudited)

Net asset value, beginning of period	$19.58		$20.12	$16.08	$15.31	$16.78	$15.61

Income from investment operations:
Net investment income	0.21		0.60	0.46	0.49	0.53	0.39
Net gains (losses) from investments (both realized and unrealized)	1.06		(0.77)	4.04	0.87	(1.44)	1.30

Total income (loss) from investment operations	1.27		(0.17)	4.50	1.36	(0.91)	1.69

Less distributions:
Dividends from net investment income	(0.58)		(0.37)	(0.46)	(0.59)	(0.56)	(0.52)
Distributions from net realized gains	—		—	—	—	—	—

Total distributions	(0.58)		(0.37)	(0.46)	(0.59)	(0.56)	(0.52)

Redemption fees added to beneficial interest	—		—	—	—	—	—

Net asset value, end of period	$20.27		$19.58	$20.12	$16.08	$15.31	$16.78

Total return B	6.73	%C	(0.88)%	28.56%	9.47%	(5.62)%	11.05%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$461,292		$437,941	$467,156	$387,197	$388,185	$469,414
Ratios to average net assets:
Expenses, before reimbursements	0.41	%D	0.42%	0.43%	0.45%	0.45%	0.46%
Expenses, net of reimbursements	0.41	%D	0.42%	0.43%	0.45%	0.45%	0.46%
Net investment income (loss), before reimbursements	2.10	%D	2.99%	2.47%	3.16%	3.15%	2.45%
Net investment income, net of reimbursements	2.10	%D	2.99%	2.47%	3.16%	3.15%	2.45%
Portfolio turnover rate	14	%C	23%	27%	60%	33%	38%

A	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

53

Results of Shareholder Meeting

(Unaudited)

Special meetings of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) were held on April 7 and April 28, 2015. The shareholders of the International Equity and Emerging Markets Funds (the “Funds”) approved a new investment management agreement between American Beacon Advisors, Inc. and the Funds. This proposal required a majority of shareholders of each Fund to achieve a quorum. The following are the results of the shareholder votes for this proposal:

Funds	For	Against	Abstain	Non-Voting

International Equity	1,428,080,922.51	3,293,065.83	8,377,501.20	432,294,039.33

Emerging Markets	108,631,932.67	54,951.31	5,522.70	5,078,142.87

Special meetings of shareholders of the Trust were held on April 7 and April 28, 2015. The shareholders of the Trust approved the re-election of nine of the current Trustees to the Board of the American Beacon Trust and to elect two additional Trustees to the Board. This proposal required a majority of the shareholders of the Trust to achieve a quorum. The following are the results of the election of each Trustee:

Gilbert G. Alvarado
Affirmative	17,498,277,594.15
Withhold	242,060,281.87

Joseph B. Armes
Affirmative	17,495,833,591.04
Withhold	244,504,284.98

Gerard J. Arpey
Affirmative	17,502,516,555.24
Withhold	237,821,320.78

W. Humphrey Bogart
Affirmative	17,374,854,476.19
Withhold	365,483,399.83

Brenda A. Cline
Affirmative	17,504,753,521.13
Withhold	235,584,354.89

Eugene J. Duffy
Affirmative	17,272,913,641.26
Withhold	467,424,234.76

Thomas M. Dunning
Affirmative	17,494,495,630.88
Withhold	245,842,245.14

Alan D. Feld
Affirmative	15,741,742,569.13
Withhold	1,998,595,306.89

Richard A. Massman
Affirmative	17,494,285,443.12
Withhold	246,052,432.90

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, and Advisor Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling
1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Emerging Markets Fund, and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 4/15

American Beacon® FUNDS

2015 SEMI-ANNUAL REPORT

APRIL 30, 2015

BALANCED FUND

MID-CAP VALUE FUND

SMALL CAP VALUE II FUND (CLOSED)

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BALANCED FUND The use of fixed-income securities entails interest rate and credit risks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met. MID-CAP VALUE FUND Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met. SMALL CAP VALUE II FUND Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2015

Dear Shareholders,

After the U.S. stock market reached record highs at the end of 2014, its movement during the first few days of the new year reminded us of its volatile nature. Domestic stocks roiled throughout the first quarter of 2015, but ended the period relatively unchanged. However, the biggest surprises were the U.S. dollar’s sharp increase in value and falling energy prices.

Small- and mid-cap domestic stocks, which were less affected by the U.S. dollar’s strength and declining oil prices, outperformed large-cap domestic stocks during the same period.

For the six months ended April 30, 2015:

•	American Beacon Balanced Fund (Investor Class) returned 3.78%. In comparison, the Russell 1000 Value Index, which represents large-cap value stocks, returned 2.89%; and the Barclays Capital U.S. Aggregate Bond Index, which represents investment-grade fixed-income securities, returned 2.06%.

•	American Beacon Mid-Cap Value Fund (Investor Class) returned 5.65%. In comparison, the Russell Midcap Value Index, which measures the performance of domestic mid-cap value funds, returned 3.83%.

•	American Beacon Small Cap Value II Fund (Investor Class) returned 5.23%. This Fund was terminated in May and is no longer available.

American Beacon Advisors identifies and partners with experienced asset managers from across all asset classes to help protect our shareholders’ portfolios over the long term. We are proud to offer a variety of funds that allow investors to take advantage of different asset classes.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Balanced FundSM

Performance Overview

April 30, 2015 (Unaudited)

The Investor Class of the Balanced Fund (the “Fund”) returned 3.78% for the six months ended April 30, 2015, outperforming the 60% Russell 1000® Value Index/40% Barclays Capital Aggregate Index (“Balanced Composite”) return of 2.65% for the same period.

Total Returns for the Period ended 4/30/15

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	3.94%	7.90%	10.53%	7.11%
Y Class (1,2,8)	3.97%	7.90%	10.42%	7.05%
Investor Class (1,8)	3.78%	7.58%	10.15%	6.79%
Advisor Class (1,3,8)	3.69%	7.39%	9.98%	6.56%
A Class with sales charge (1,4,8)	(2.23)%	1.32%	8.73%	6.10%
A Class without sales charge (1,4,8)	3.72%	7.49%	10.02%	6.72%
C Class with sales charge (1,5,8)	2.43%	5.73%	9.24%	6.34%
C Class without sales charge (1,5,8)	3.43%	6.73%	9.24%	6.34%
AMR Class (1,8)	4.14%	8.24%	10.82%	7.39%
Balanced Composite Index (6)	2.65%	7.47%	9.87%	6.72%
Russell 1000 Value Index (7)	2.89%	9.31%	13.39%	7.51%
Barclays Capital Aggregate Index (7)	2.06%	4.46%	4.12%	4.75%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/05 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/05. A portion of the fees charged to the Y Class of the Fund was waived in 2011 and partially recovered in 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2011.
3.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/05 up to 5/31/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/05. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than actual returns shown for 2005.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 up to 5/17/10, the inception date of the A Class, and the returns of the A
Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result total returns shown may be higher than they would have been had the A Class been in existence since 4/30/05. A portion of the fees charged to the A Class of the Fund was waived in 2011 and 2012 and recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2011 and 2012. A Class has a maximum sales charge of 5.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/05. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012, partially recovered in 2013, and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Barclays Capital Aggregate Index have been combined in a 60%/40% proportion.
7.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 0.59%, 0.68%, 0.93%, 1.08%, 0.97%, 1.73%, and 0.33%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

During the six-month period, the Fund’s assets on average were invested 63% in equities (including equitized cash) and 37% in fixed-income securities, ending the period with approximately the same allocation.

The equity portion of the Fund (excluding equitized cash) returned 5.10% for the period, outperforming the Russell 1000 Value Index (the “Index”) return of 2.89%. The Fund outperformed the Index as both stock selection and sector allocation added value relative to the Index.

The Fund’s Health Care sector contributed most to excess performance adding more than 60 basis points (0.60%). In the Health Care sector, Anthem (up 18.2%) was the largest contributor. The Fund’s smaller allocation, versus the Index, in

2

American Beacon Balanced FundSM

Performance Overview

April 30, 2015 (Unaudited)

Johnson & Johnson (down 6.7%) also added relative value. The Fund’s Energy, Financials and Information Technology sectors added approximately 25 basis points (0.25%) each to performance. The Fund’s absence from Exxon Mobil and much lower allocation to Chevron, which were down 8.3% and 5.7%, respectively, in the Index, positively impacted performance in the Energy sector. In the Financials sector, The Blackstone Group (up 41.1%), Santander Consumer USA (up 33.1%) and JP Morgan Chase (up 6.1%) added to the Fund’s returns. Oracle (up 12.3%) and Activision Blizzard (up 17.1%) were the largest contributors in the Information Technology sector.

The Fund’s overweight in Consumer Discretionary, the best performing sector in the Index, added more than 50 basis points (0.50%) to performance through sector allocation. An underweight position in Utilities, one of the poorer performing sectors in the Index, also added relative value.

The fixed-income portion of the Fund returned 2.21% for the six-month period, outperforming the Barclays Capital Aggregate Index (the “Barclays Index”) return of 2.06%. The Fund’s fixed income excess performance relative to the Barclays Index was due to good security selection. The Fund’s exposure to U.S. Treasuries added relative value, as did good selection in Mortgage Backed Securities. From a duration perspective, the portfolio’s underweight to securities in the 1 to 3 and 3 to 5 year ranges, benefited performance.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

Top Ten Holdings (% Net Assets)

JPMorgan Chase & Co.		2.2
Citigroup, Inc.		2.0
Bank of America Corp.		1.7
Oracle Corp.		1.1
Wells Fargo & Co.		1.1
General Motors Co.		1.1
Toyota Motor Corp., Sponsored ADR		1.1
Verizon Communications, Inc.		1.0
Sanofi		1.0
Microsoft Corp.		1.0

Total Fund Holdings	544

Sector Allocation (% Equities)

Financials	26.9
Health Care	13.7
Consumer Discretionary	13.5
Energy	12.5
Information Technology	11.2
Industrials	8.4
Telecommunication Services	4.8
Consumer Staples	4.4
Utilities	2.8
Materials	1.6
Service	0.2

Sector Allocation (% Fixed Income)

U.S. Treasury Notes/Bonds	39.3
Mortgage-Backed Obligations	15.4
Finance	14.0
U.S. Treasury Floating Rate Note	7.1
Manufacturing	5.1
Commercial Mortgage Backed Obligations	4.3
Service	3.4
Asset-Backed Obligations	2.8
Telecommunications	2.4
Energy	2.3
Utilities	1.7
Municipal Obligations	0.8
Consumer	0.7
Transportation	0.6
Collateralized Mortgage Obligations	0.1

3

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2015 (Unaudited)

The Investor Class of the Mid-Cap Value Fund (the “Fund”) returned 5.65% for the six months ended April 30, 2015. The Fund outperformed the Russell Midcap® Value Index (the “Index”) return of 3.83% for the same period.

Total Returns for the Period ended 4/30/15

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,3,9)	5.75%	9.15%	14.09%	9.59%
Y Class (1,4,9)	5.80%	9.15%	14.02%	9.55%
Investor Class (1,2,9)	5.65%	8.95%	13.97%	9.40%
Advisor Class (1,5,9)	5.55%	8.63%	13.53%	9.17%
A Class with sales charge (1,6,9)	(0.42)%	2.60%	12.20%	8.55%
A Class without sales charge (1,6,9)	5.65%	8.82%	13.53%	9.19%
C Class with sales charge (1,7,9)	4.24%	6.92%	12.76%	8.82%
C Class without sales charge (1,7,9)	5.24%	7.92%	12.76%	8.82%
AMR Class (1,9)	5.87%	9.50%	14.33%	9.77%
Russell Midcap Value Index (8)	3.83%	9.97%	14.57%	9.77%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the AMR Class of the Fund was waived through 2005. Performance prior to waiving fees was lower than the actual returns shown for periods through 2005.
2.	Fund performance for the ten-year period represents the returns achieved by the AMR Class from 4/30/05 up to 2/28/06, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 4/30/05. A portion of the fees charged to the Investor Class of the Fund was waived from 2006 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown from 2006 through 2013.
3.	Fund performance for the ten-year period represents the returns achieved by the AMR Class from 4/30/05 up to 11/30/05, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Institutional Class been in existence since 4/30/05. A portion of the fees charged to the Institutional Class of the Fund was waived from 2007 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2007 through 2013.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the AMR Class from 4/30/05 up to 11/30/05, the inception date of the Institutional Class, and the total returns of the Institutional Class from 11/30/05 up to 3/1/10, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the AMR and Institutional Classes are lower than those of the Y Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/05. A portion of the fees charged to the Y Class of the Fund was waived from 2010 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns from 2010 through 2013.
5.	Fund performance for the ten-year period represents the returns achieved by the AMR Class from 4/30/05 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 6/29/07, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the AMR, Institutional, and Investor Classes are lower than those of the Advisor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/05. A portion of the fees charged to the Advisor Class of the Fund was waived from 2007 through 2013 and fully recovered 2014. Performance prior to waiving fees was lower than the actual returns shown from 2007 through 2013.
6.	Fund performance for the five-year and ten-year periods represent the returns achieved by the AMR Class from 4/30/05 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the AMR, Institutional, and Investor Classes are lower than those of the A Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/05. A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and fully recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns from 2010 through 2012. A Class has a maximum sales charge of 5.75%.
7.	Fund performance for the five-year and since inception periods represent the returns achieved by the AMR Class from 4/30/05 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the AMR, Institutional, and Investor Classes are lower than those of the C Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/05. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2013. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
8.	The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. One cannot directly invest in an index.
9.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 0.91%, 1.00%, 1.15%, 1.42%,

4

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2015 (Unaudited)

1.29%, 2.08%, and 0.67%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index primarily due to stock selection, and to a lesser extent, through sector allocation.

The Fund’s investments in the Information Technology, Consumer Discretionary and Energy sectors contributed most to performance. In the Information Technology sector, ON Semiconductor (up 39.5%), Total System Services (up 17.8%) and Microchip Technology (up 12.7%) added the most value relative to the Index. Delphi Automotive (up 21.1%), Hanesbrands (up 18.6%) and L. Brands (up 27.7%) were the largest contributors in the Consumer Discretionary sector. Baker Hughes (up 37.3%) added most to the Fund’s returns in the Energy sector. The Fund’s absence from Chesapeake Energy and Whiting Petroleum, which were down 28.1% and 38.1%, respectively, in the Index, also positively impacted performance. The aforementioned good performance was somewhat offset by poor stock selection in the Industrials sector. In the Industrials sector, SPX (down 17.6%), Golar LNG (down 35.3%) and Joy Global (down 18.4%) were the largest detractors.

The Fund’s underweight position in Utilities, one of the poorer performing sectors in the Index, contributed approximately 40 basis points (0.40%) to performance through sector allocation. An overweight in Consumer Discretionary, the second best performing sector in the Index, also added relative value. The Fund’s overweight in Energy, the worst performing sector in the Index, detracted from the Fund’s returns.

The sub-advisors’ philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit longer term.

Top Ten Holdings (% Net Assets)

Cigna Corp.		1.9
Owens Corning		1.9
Willis Group Holdings PLC		1.8
Stanley Black & Decker, Inc.		1.7
Murphy Oil Corp.		1.6
News Corp.		1.4
Edison International		1.3
Microchip Technology, Inc.		1.3
Parker Hannifin Corp.		1.3
FMC Corp.		1.3

Total Fund Holdings	145

Sector Allocation (% Equities)

Financials	28.3
Consumer Discretionary	16.6
Industrials	14.5
Information Technology	13.6
Health Care	8.2
Energy	5.4
Utilities	5.0
Consumer Staples	4.6
Materials	3.8

5

American Beacon Small Cap Value II FundSM

Performance Overview

April 30, 2015 (Unaudited)

The Investor Class of the Small Cap Value II Fund (the “Fund”) returned 5.23% for the six months ended April 30, 2015, outperforming the Russell 2000® Value Index (the “Index”) return of 2.05% for the same period.

Total Returns for the Period Ended 4/30/15

	6 Months*	1 Year	Since Incep. (11/15/11)
Investor Class (1,3)	5.23%	6.79%	15.07%
Russell 2000 Value Index (2)	2.05%	4.89%	16.05%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown for the periods since inception.
2.	Russell 2000 Value Index and Russell 2000 Index are registered trademarks of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. One cannot directly invest in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Investor Class shares was 2.29%. The expense ratio above may vary from the expense ratio presented in other sections of this report that is based on expenses incurred during the period covered by this report.

6

American Beacon FundsSM

Fund Expenses

April 30, 2015 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

7

American Beacon FundsSM

Fund Expenses

April 30, 2015 (Unaudited)

Balanced Fund

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15

Institutional Class
Actual	$1,000.00	$1,039.38	$2.88
Hypothetical **	$1,000.00	$1,021.97	$2.86

Y Class
Actual	$1,000.00	$1,039.72	$3.29
Hypothetical **	$1,000.00	$1,021.57	$3.26

Investor Class
Actual	$1,000.00	$1,037.79	$4.70
Hypothetical **	$1,000.00	$1,020.18	$4.66

Advisor Class
Actual	$1,000.00	$1,036.87	$5.35
Hypothetical **	$1,000.00	$1,019.54	$5.31

A Class
Actual	$1,000.00	$1,037.18	$4.85
Hypothetical **	$1,000.00	$1,020.03	$4.81

C Class
Actual	$1,000.00	$1,034.28	$8.63
Hypothetical **	$1,000.00	$1,016.31	$8.55

AMR Class
Actual	$1,000.00	$1,041.35	$1.52
Hypothetical **	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.57%, 0.65%, 0.93%, 1.06%, 0.96%, 1.71%, and 0.30% for the Institutional, Y, Investor, Advisor, A, C, and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Mid-Cap Value Fund

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15

Institutional Class
Actual	$1,000.00	$1,057.51	$4.29
Hypothetical **	$1,000.00	$1,020.63	$4.21

Y Class
Actual	$1,000.00	$1,058.02	$4.75
Hypothetical **	$1,000.00	$1,020.18	$4.66

Investor Class
Actual	$1,000.00	$1,056.53	$5.51
Hypothetical **	$1,000.00	$1,019.44	$5.41

Advisor Class
Actual	$1,000.00	$1,055.50	$6.88
Hypothetical **	$1,000.00	$1,018.10	$6.76

A Class
Actual	$1,000.00	$1,056.54	$6.32
Hypothetical **	$1,000.00	$1,018.65	$6.21

C Class
Actual	$1,000.00	$1,052.35	$10.23
Hypothetical **	$1,000.00	$1,014.83	$10.04

AMR Class
Actual	$1,000.00	$1,058.72	$2.96
Hypothetical **	$1,000.00	$1,021.92	$2.91

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.84%, 0.93%, 1.08%, 1.35%, 1.24%, 2.01%, and 0.58% for the Institutional, Y, Investor, Advisor, A, C, and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Small Cap Value II Fund

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15

Investor Class
Actual	$1,000.00	$1,052.27	$6.97
Hypothetical **	$1,000.00	$1,018.00	$6.85

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.37% for the Investor Class multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

8

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 56.31%
CONSUMER DISCRETIONARY - 7.66%
Auto Components - 1.00%
Goodyear Tire & Rubber Co.B	93,000	$2,638
Johnson Controls, Inc.	172,000	8,665

		11,303

Automobiles - 2.98%
Ford Motor Co.	355,300	5,614
General Motors Co.	358,279	12,561
Honda Motor Co., Ltd., Sponsored ADRA	100,700	3,376
Toyota Motor Corp., Sponsored ADRA	85,800	11,928

		33,479

Hotels, Restaurants & Leisure - 0.11%
Carnival Corp.	27,300	1,200

Household Durables - 0.30%
Koninklijke Philips Electronics NV B	38,200	1,093
Stanley Black & Decker, Inc.	23,000	2,270

		3,363

Media - 1.70%
Comcast Corp. Special Class A	28,700	1,653
DIRECTVB	44,100	4,000
Discovery Communications, Inc.B	68,600	2,220
Interpublic Group of Cos., Inc.	98,400	2,051
Omnicom Group, Inc.	13,800	1,045
Time Warner Cable, Inc.	28,100	4,370
Tribune Media Co., Class A	67,700	3,796

		19,135

Multiline Retail - 1.24%
Michael Kors Holdings Ltd.B	63,600	3,934
Nordstrom, Inc.	15,100	1,141
Target Corp.	113,300	8,932

		14,007

Specialty Retail - 0.33%
Bed Bath & Beyond, Inc.B	38,300	2,699
Lowe’s Cos., Inc.	15,000	1,033

		3,732

Total Consumer Discretionary		86,219

CONSUMER STAPLES - 2.47%
Beverages - 0.23%
Diageo PLC, Sponsored ADRA C	23,200	2,576

Food & Drug Retailing - 0.68%
Sysco Corp.	30,400	1,126
Wal-Mart Stores, Inc.	83,600	6,525

		7,651

Food Products - 0.27%
Bunge Ltd.	13,100	1,131
Kellogg Co.	24,500	1,553
Mondelez International, Inc., Class A	8,900	341

		3,025

Tobacco - 1.29%
Altria Group, Inc.	66,100	3,308
Imperial Tobacco Group PLC, ADRA C	47,000	4,570
Philip Morris International, Inc.	79,900	6,668

		14,546

Total Consumer Staples		27,798

	Shares	Fair Value
		(000’s)
ENERGY - 7.12%
Energy Equipment & Services - 1.31%
Cobalt International Energy, Inc.B	507,100	$5,426
Halliburton Co.	133,700	6,544
Schlumberger Ltd.	29,000	2,744

		14,714

Oil & Gas - 5.81%
Apache Corp.	36,200	2,476
BP PLC, Sponsored ADRA C	217,809	9,401
Canadian Natural Resources Ltd.	137,100	4,559
Cimarex Energy Co.	28,200	3,508
ConocoPhillips	64,090	4,353
Continental Resources, Inc.B	55,500	2,921
Devon Energy Corp.	37,600	2,565
Hess Corp.	25,700	1,976
Kosmos Energy Ltd.B	141,100	1,380
Marathon Oil Corp.	178,900	5,564
Marathon Petroleum Corp.	39,850	3,928
Murphy Oil Corp.	75,000	3,571
Occidental Petroleum Corp.	84,000	6,728
Phillips 66	68,295	5,416
Royal Dutch Shell PLC, Class A, ADRA C	88,154	5,592
Seadrill Ltd.	110,000	1,440

		65,378

Total Energy		80,092

FINANCIALS - 14.94%
Banks - 1.43%
Bank of New York Mellon Corp.	26,200	1,109
Citizens Financial Group	154,900	4,035
PNC Financial Services Group, Inc.	91,125	8,359
SunTrust Banks, Inc.	63,200	2,623

		16,126

Diversified Financials - 9.64%
American Express Co.	52,800	4,089
Bank of America Corp.	1,194,380	19,026
Blackstone Group, LPD	81,000	3,318
Capital One Financial Corp.	96,000	7,762
Citigroup, Inc.	422,070	22,505
Goldman Sachs Group, Inc.	11,400	2,239
JPMorgan Chase & Co.	386,134	24,428
KKR & Co., LPD	238,400	5,366
Morgan Stanley	30,100	1,123
Santander Consumer USA Holdings, Inc.	161,900	3,997
SLM Corp.	196,400	2,001
State Street Corp.	8,600	663
Wells Fargo & Co.	219,498	12,094

		108,611

Insurance - 3.57%
Allstate Corp.	22,800	1,588
American International Group, Inc.	175,900	9,902
Berkshire Hathaway, Inc., Class BB	38,937	5,498
Chubb Corp.	21,500	2,115
Hartford Financial Services Group, Inc.	78,800	3,213
Lincoln National Corp.	60,700	3,429
MetLife, Inc.	177,800	9,119
Unum Group	96,900	3,310
XL Group PLCC	52,700	1,954

		40,128

Real Estate - 0.30%
Hatteras Financial Corp.E	118,500	2,140

See accompanying notes

9

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Two Harbors Investment Corp.E	116,200	$1,220

		3,360

Total Financials		168,225

HEALTH CARE - 7.79%
Biotechnology - 0.18%
Keryx Biopharmaceuticals, Inc.B	86,700	924
PTC Therapeutics, Inc.B	19,700	1,158

		2,082

Health Care Equipment & Supplies - 1.08%
Medtronic PLCC	149,928	11,162
Zimmer Holdings, Inc.	9,300	1,022

		12,184

Health Care Providers & Services - 1.61%
Aetna, Inc.	11,300	1,208
Anthem, Inc.	60,800	9,176
Express Scripts Holding Co.B	32,200	2,782
Humana, Inc.	12,600	2,087
UnitedHealth Group, Inc.	26,000	2,896

		18,149

Pharmaceuticals - 4.92%
AbbVie, Inc.	52,200	3,375
Eli Lilly & Co.	38,100	2,738
Endo International PLCB C	21,600	1,816
GlaxoSmithKline PLC, Sponsored ADRA C	116,200	5,363
Horizon Pharma PLCB C	68,300	1,921
Jazz Pharmaceuticals PLCB C	7,100	1,269
Johnson & Johnson	48,400	4,801
Merck & Co., Inc.	138,600	8,255
Mylan N.V.B	41,600	3,006
Pfizer, Inc.	319,954	10,856
Sanofi, ADRA	222,700	11,256
ZS Pharma, Inc.B	16,800	640

		55,296

Total Health Care		87,711

INDUSTRIALS - 4.75%
Aerospace & Defense - 1.28%
Boeing Co.	18,200	2,609
General Dynamics Corp.	35,600	4,888
Raytheon Co.	44,700	4,649
Rockwell Collins, Inc.	22,900	2,229

		14,375

Construction & Engineering - 0.25%
Chicago Bridge & Iron Co., N.V.	58,200	2,773

Diversified Manufacturing - 0.21%
Eaton Corp., PLCC	35,200	2,419

Electrical Equipment - 0.30%
Emerson Electric Co.	56,500	3,324

Industrial Conglomerates - 0.36%
Honeywell International, Inc.	40,200	4,057

Machinery - 2.35%
Caterpillar, Inc.	23,700	2,059
CNH Industrial N.V.	330,700	2,884
Cummins, Inc.	26,600	3,678
Joy Global, Inc.	69,000	2,942
Oshkosh Corp.	58,200	3,133
PACCAR, Inc.	31,600	2,065
Parker Hannifin Corp.	13,700	1,635

	Shares	Fair Value
		(000’s)
Reliance Steel & Aluminum Co.	64,700	$4,188
Terex Corp.	71,088	1,952
Xylem, Inc.	53,700	1,988

		26,524

Total Industrials		53,472

INFORMATION TECHNOLOGY - 6.35%
Communications Equipment - 1.36%
ARRIS Group, Inc.B	72,620	2,445
Cisco Systems, Inc.	259,600	7,485
Corning, Inc.	257,900	5,398

		15,328

Computers & Peripherals - 0.64%
Hewlett-Packard Co.	104,200	3,436
International Business Machines Corp.	15,700	2,689
Teradata Corp.B	24,800	1,091

		7,216

Semiconductor Equipment & Products - 1.83%
Applied Materials, Inc.	130,900	2,591
Intel Corp.	86,100	2,803
Lam Research Corp.	34,000	2,570
Micron Technology, Inc.B	202,600	5,699
Qualcomm, Inc.	86,800	5,902
Texas Instruments, Inc.	19,100	1,035

		20,600

Software - 2.52%
Activision Blizzard, Inc.	28,500	650
Check Point Software Technologies Ltd.B	26,200	2,187
Microsoft Corp.	230,600	11,216
Navient Corp.	96,400	1,884
Oracle Corp.	283,700	12,374

		28,311

Total Information Technology		71,455

MATERIALS - 0.89%
Chemicals - 0.47%
Dow Chemical Co.	45,500	2,321
Eastman Chemical Co.	38,100	2,904

		5,225

Metals & Mining - 0.20%
Rio Tinto PLC, Sponsored ADRA C	51,200	2,293

Paper & Forest Products - 0.22%
Louisiana-Pacific Corp.B	160,700	2,449

Total Materials		9,967

TELECOMMUNICATION SERVICES - 2.72%
Diversified Telecommunication Services - 1.59%
AT&T, Inc.	112,477	3,896
Telefonaktiebolaget LM Ericsson, Sponsored ADRA	259,700	2,836
Verizon Communications, Inc.	221,808	11,188

		17,920

Wireless Telecommunication Services - 1.13%
China Mobile Ltd., Sponsored ADRA	96,500	6,893
Vodafone Group PLC, Sponsored ADRA C	164,845	5,803

		12,696

Total Telecommunication Services		30,616

UTILITIES - 1.62%
Electric - 1.62%
Calpine Corp.B	152,100	3,317

See accompanying notes

10

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
CenterPoint Energy, Inc.	148,400	$3,112
Entergy Corp.	49,400	3,813
NRG Energy, Inc.	66,900	1,689
PPL Corp.	32,000	1,089
Public Service Enterprise Group, Inc.	103,000	4,278
Southern Co.	19,900	882

Total Utilities		18,180

Total Common Stock (Cost $498,191)		633,735

PREFERRED STOCK - 0.43%
FINANCIALS - 0.31%
Insurance - 0.16%
Allstate Corp., 1%, Due 1/15/2053	68,300	1,786

Real Estate - 0.15%
Public Storage, Inc., 5.75%, Due 12/31/2049	68,900	1,733

Total Financials		3,519

SERVICE - 0.12%
Comcast Corp., 5%, Due 12/15/2061	52,500	1,353

Total Preferred Stock (Cost $4,943)		4,872

	Par Amount
	(000’s)
CORPORATE OBLIGATIONS 11.00%
MANUFACTURING- 1.86%
ABB Finance USA, Inc.,
2.875%, Due 5/8/2022	$175	177
Altera Corp.,
1.75%, Due 5/15/2017	165	166
2.50%, Due 11/15/2018	165	168
American Honda Finance Corp.,
3.875%, Due 9/21/2020F	250	269
Apple, Inc.,
2.40%, Due 5/3/2023	740	721
BAE Systems Holdings, Inc.,
3.80%, Due 10/7/2024F	650	679
BHP Billiton Finance USA Ltd.,
1.625%, Due 2/24/2017	285	288
Caterpillar Financial Services Corp.,
1.625%, Due 6/1/2017	480	486
Cooper US, Inc.,
3.875%, Due 12/15/2020	385	414
Cummins, Inc.,
3.65%, Due 10/1/2023	215	229
Daimler Finance North America LLC,
2.25%, Due 9/3/2019F G	350	354
Delphi Corp.,
4.15%, Due 3/15/2024	410	434
Dow Chemical Co.,
4.25%, Due 11/15/2020	370	404
4.125%, Due 11/15/2021	300	324
3.50%, Due 10/1/2024	400	406
Eaton Corp., PLC,
5.60%, Due 5/15/2018C	205	228
2.75%, Due 11/2/2022C	200	200
EMC Corp.,
1.875%, Due 6/1/2018	560	566

	Par Amount	Fair Value
	(000’s)	(000’s)
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017G	$300	$315
0.899%, Due 3/27/2017G H	800	800
5.875%, Due 8/2/2021G	400	467
General Electric Co.,
5.25%, Due 12/6/2017	285	314
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	325	328
4.05%, Due 9/15/2022	300	314
Ingersoll-Rand Luxembourg Finance S.A.,
2.625%, Due 5/1/2020	300	302
Intel Corp.,
3.30%, Due 10/1/2021	315	333
John Deere Capital Corp.,
1.05%, Due 10/11/2016	380	382
1.30%, Due 3/12/2018	465	465
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	320	356
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	270	300
L-3 Communications Corp.,
3.95%, Due 5/28/2024	215	218
LYB International Finance BV,
4.00%, Due 7/15/2023	400	423
Microsoft Corp.,
3.75%, Due 2/12/2045	490	464
Monsanto Co.,
1.15%, Due 6/30/2017	645	648
4.40%, Due 7/15/2044	425	434
Nissan Motor Acceptance Corp.,
2.35%, Due 3/4/2019F	600	609
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	167
3.85%, Due 4/15/2045	525	498
Nucor Corp.,
4.125%, Due 9/15/2022	205	221
4.00%, Due 8/1/2023	210	219
Oracle Corp.,
2.25%, Due 10/8/2019	425	432
3.25%, Due 5/15/2030	1,300	1,279
4.30%, Due 7/8/2034	425	442
PACCAR Financial Corp.,
1.15%, Due 8/16/2016	290	292
2.20%, Due 9/15/2019	245	248
Pentair Finance S.A.,
3.15%, Due 9/15/2022	265	262
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	265	271
2.125%, Due 7/18/2019	400	405
Tyco Electronics Group S.A.,
6.55%, Due 10/1/2017	175	195
United Technologies Corp.,
1.80%, Due 6/1/2017	535	545
6.125%, Due 7/15/2038	450	587
Volkswagen Group of America Finance LLC,
2.45%, Due 11/20/2019F G	650	663
Xerox Corp.,
2.95%, Due 3/15/2017	150	154
Xilinx, Inc.,
2.125%, Due 3/15/2019	180	181

		21,046

See accompanying notes

11

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
FINANCE- 5.11%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020G	$350	$404
Aetna, Inc.,
4.75%, Due 3/15/2044	295	333
American Express Co.,
4.05%, Due 12/3/2042	390	376
American Express Credit Corp.,
1.30%, Due 7/29/2016	360	362
2.125%, Due 3/18/2019	485	489
American International Group, Inc.,
6.40%, Due 12/15/2020	243	292
4.875%, Due 6/1/2022	600	676
4.50%, Due 7/16/2044	280	290
Bank of America Corp.,
7.80%, Due 9/15/2016	700	758
2.60%, Due 1/15/2019	975	990
4.125%, Due 1/22/2024	1,500	1,585
4.00%, Due 4/1/2024	500	524
6.11%, Due 1/29/2037	365	430
5.00%, Due 1/21/2044	645	712
Bank of New York Mellon Corp.,
1.30%, Due 1/25/2018	640	639
2.20%, Due 3/4/2019	480	486
Barclays Bank PLC,
0.804%, Due 12/9/2016C H	895	897
3.75%, Due 5/15/2024C	1,200	1,247
Bear Stearns Cos., LLC,
7.25%, Due 2/1/2018G	945	1,084
BNP Paribas S.A.,
3.60%, Due 2/23/2016	320	327
Branch Banking & Trust Co.,
1.45%, Due 10/3/2016	540	544
Capital One Financial Corp.,
2.45%, Due 4/24/2019	360	363
Citigroup, Inc.,
0.805%, Due 3/10/2017H	310	310
0.967%, Due 4/27/2018H	875	874
8.50%, Due 5/22/2019	1,300	1,609
2.50%, Due 7/29/2019	1,155	1,166
5.875%, Due 1/30/2042	300	370
CNA Financial Corp.,
7.35%, Due 11/15/2019	385	461
Deutsche Bank AG/London,
0.868%, Due 2/13/2017H	1,545	1,549
ERP Operating LP,
3.00%, Due 4/15/2023I	205	204
Fifth Third Bancorp,
0.690%, Due 12/20/2016H	1,000	994
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375	421
6.00%, Due 8/7/2019	350	409
5.50%, Due 1/8/2020	250	290
5.30%, Due 2/11/2021	205	237
3.10%, Due 1/9/2023	805	834
5.875%, Due 1/14/2038	240	312
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	325	335
6.25%, Due 9/1/2017	650	718
5.95%, Due 1/18/2018	590	654
1.357%, Due 11/15/2018H	3,410	3,449
6.00%, Due 6/15/2020	175	203
5.75%, Due 1/24/2022	800	928

	Par Amount	Fair Value
	(000’s)	(000’s)
3.50%, Due 1/23/2025	$245	$245
Health Care REIT, Inc.,
4.125%, Due 4/1/2019 E	240	256
5.25%, Due 1/15/2022 E	285	318
Humana, Inc.,
3.15%, Due 12/1/2022	480	483
ING Bank N.V.,
5.125%, Due 5/1/2015F	450	450
3.75%, Due 3/7/2017F	1,400	1,462
JPMorgan Chase & Co.,
0.600%, Due 6/13/2016H	415	414
3.625%, Due 5/13/2024	1,200	1,235
3.875%, Due 9/10/2024	430	434
5.50%, Due 10/15/2040	650	769
KeyCorp,
5.10%, Due 3/24/2021	255	288
Liberty Mutual Group, Inc.,
4.25%, Due 6/15/2023F	310	328
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026F	1,500	1,882
Macquarie Bank Ltd.,
0.907%, Due 10/27/2017F H	820	820
Macquarie Group Ltd.,
1.278%, Due 1/31/2017F H	1,060	1,065
MetLife, Inc.,
6.375%, Due 6/15/2034	350	464
4.721%, Due 12/15/2044	400	439
Morgan Stanley,
1.557%, Due 4/25/2018H	3,405	3,466
7.30%, Due 5/13/2019	750	891
5.625%, Due 9/23/2019	350	396
2.65%, Due 1/27/2020	735	743
4.35%, Due 9/8/2026	435	443
National Australia Bank Ltd.,
4.375%, Due 12/10/2020F	325	359
Nordea Bank AB,
4.875%, Due 1/27/2020F	300	338
PNC Funding Corp.,
3.30%, Due 3/8/2022	425	443
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	300	361
4.60%, Due 5/15/2044	650	660
Simon Property Group LP,
2.20%, Due 2/1/2019E I	635	645
3.375%, Due 10/1/2024E I	650	667
SunTrust Banks, Inc.,
3.50%, Due 1/20/2017	420	436
Toronto Dominion Bank,
2.625%, Due 9/10/2018	585	604
Trinity Acquisition PLC,
4.625%, Due 8/15/2023C	205	215
UBS AG,
5.875%, Due 12/20/2017	611	677
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	330	329
3.95%, Due 10/15/2042	215	213
US Bancorp,
1.95%, Due 11/15/2018	950	964
Ventas Realty LP,
5.70%, Due 9/30/2043I	175	204
Wachovia Corp.,
0.645%, Due 10/15/2016H	910	908
5.75%, Due 2/1/2018	695	775

See accompanying notes

12

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Wells Fargo & Co.,
2.15%, Due 1/15/2019	$265	$268
3.90%, Due 5/1/2045	650	630
Westpac Banking Corp.,
1.50%, Due 12/1/2017	495	497

		57,619

CONSUMER- 0.27%
Altria Group, Inc.,
4.75%, Due 5/5/2021	310	346
2.85%, Due 8/9/2022	350	348
Anheuser-Busch InBev Worldwide, Inc.,
8.00%, Due 11/15/2039	125	190
Diageo Capital PLC,
1.50%, Due 5/11/2017C	880	888
General Mills, Inc.,
2.20%, Due 10/21/2019	950	957
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042F	300	329

		3,058

SERVICE- 1.23%
AbbVie, Inc.,
1.75%, Due 11/6/2017	305	307
2.90%, Due 11/6/2022	220	217
Actavis Funding SCS,
1.85%, Due 3/1/2017	175	176
4.55%, Due 3/15/2035	150	151
Alibaba Group Holding Ltd.,
3.60%, Due 11/28/2024F	650	647
Baxter International, Inc.,
1.85%, Due 6/15/2018	355	357
Bayer US Finance LLC,
2.375%, Due 10/8/2019F G	300	304
Becton Dickinson and Co.,
3.25%, Due 11/12/2020	290	301
3.875%, Due 5/15/2024	310	322
Cardinal Health, Inc.,
3.20%, Due 3/15/2023	445	448
CBS Corp.,
3.375%, Due 3/1/2022	700	711
Celgene Corp.,
5.25%, Due 8/15/2043	185	209
Comcast Corp.,
5.875%, Due 2/15/2018	535	602
6.55%, Due 7/1/2039	450	599
DIRECTV Holdings LLC,
6.35%, Due 3/15/2040G	155	180
eBay, Inc.,
1.35%, Due 7/15/2017	350	349
Genzyme Corp.,
5.00%, Due 6/15/2020	275	315
GlaxoSmithKline Capital PLC,
1.50%, Due 5/8/2017C	725	733
Home Depot, Inc.,
2.70%, Due 4/1/2023	190	192
Lowe’s Companies, Inc.,
4.25%, Due 9/15/2044	215	227
MasterCard, Inc.,
3.375%, Due 4/1/2024	330	345
McKesson Corp.,
3.25%, Due 3/1/2016	160	163
1.292%, Due 3/10/2017	215	216
3.796%, Due 3/15/2024	400	418
Medtronic, Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
3.50%, Due 3/15/2025F	$650	$673
4.375%, Due 3/15/2035F	240	254
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	150	165
Sanofi,
1.25%, Due 4/10/2018	135	135
4.00%, Due 3/29/2021	355	389
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	165
4.30%, Due 11/23/2023	300	321
3.85%, Due 9/29/2024	400	409
Time Warner, Inc.,
4.875%, Due 3/15/2020	460	515
4.75%, Due 3/29/2021	325	362
Viacom, Inc.,
4.50%, Due 2/27/2042	450	411
Walgreens Boots Alliance, Inc.,
2.70%, Due 11/18/2019	425	433
3.80%, Due 11/18/2024	300	308
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	516
Zimmer Holdings, Inc.,
3.55%, Due 4/1/2025	255	255

		13,800

UTILITIES- 0.62%
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	426
4.625%, Due 12/1/2054	150	162
Delmarva Power & Light Co.,
3.50%, Due 11/15/2023	290	306
Dominion Resources, Inc.,
4.70%, Due 12/1/2044	650	702
Duke Energy Corp.,
3.55%, Due 9/15/2021	620	657
Duke Energy Indiana, Inc.,
6.05%, Due 6/15/2016	330	349
Duke Energy Progress, Inc.,
4.15%, Due 12/1/2044	340	361
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	640
National Rural Utilities Cooperative Finance Corp.,
5.45%, Due 4/10/2017	315	341
Pacific Gas & Electric Co.,
4.30%, Due 3/15/2045	650	683
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	390
Sierra Pacific Power Co.,
3.375%, Due 8/15/2023	205	214
Southern Co.,
2.15%, Due 9/1/2019	290	292
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	627
Union Electric Co.,
6.70%, Due 2/1/2019	260	306
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	434	471

		6,927

ENERGY- 0.79%
Apache Corp.,
5.10%, Due 9/1/2040	170	178
Buckeye Partners LP,

See accompanying notes

13

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
4.875%, Due 2/1/2021I	$215	$225
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	430	439
6.25%, Due 3/15/2038	365	436
ConocoPhillips,
6.65%, Due 7/15/2018	460	533
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	312
Enable Midstream Partners LP,
3.90%, Due 5/15/2024F I	300	290
Energy Transfer Partners LP,
4.65%, Due 6/1/2021I	375	403
Enterprise Products Operating LLC,
6.125%, Due 10/15/2039G	450	535
EOG Resources, Inc.,
2.50%, Due 2/1/2016	325	329
Halliburton Co.,
3.25%, Due 11/15/2021	525	547
Husky Energy, Inc.,
3.95%, Due 4/15/2022	480	489
Marathon Petroleum Corp.,
3.625%, Due 9/15/2024	215	219
Phillips 66,
2.95%, Due 5/1/2017	300	310
4.30%, Due 4/1/2022	220	239
Plains All American Pipeline LP
4.70%, Due 6/15/2044I	180	181
Schlumberger Investment S.A.,
3.65%, Due 12/1/2023	645	682
Shell International Finance BV,
1.125%, Due 8/21/2017	725	728
Spectra Energy Partners LP,
4.60%, Due 6/15/2021I	175	192
Sunoco Logistics Partners Operations LP,
4.25%, Due 4/1/2024I	125	128
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	314
7.625%, Due 1/15/2039	375	530
6.10%, Due 6/1/2040	170	210
Williams Partners LP,
3.90%, Due 1/15/2025I	405	399

		8,848

TRANSPORTATION- 0.23%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030G	235	343
5.75%, Due 5/1/2040G	420	517
5.15%, Due 9/1/2043G	200	232
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	392
CSX Corp.,
5.50%, Due 4/15/2041	325	394
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	476
Union Pacific Corp.,
3.375%, Due 2/1/2035	195	185

		2,539

TELECOMMUNICATIONS- 0.89%
America Movil SAB de CV,
6.375%, Due 3/1/2035	350	431
AT&T, Inc.,
2.45%, Due 6/30/2020	260	260

	Par Amount	Fair Value
	(000’s)	(000’s)
3.40%, Due 5/15/2025	$350	$346
4.50%, Due 5/15/2035	390	382
4.35%, Due 6/15/2045	841	777
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042F	300	330
Oi S.A.,
5.75%, Due 2/10/2022F	3,085	2,584
Orange S.A.,
2.125%, Due 9/16/2015	150	151
Rogers Communications, Inc.,
5.00%, Due 3/15/2044	455	490
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	380	419
3.50%, Due 11/1/2024	200	202
6.40%, Due 9/15/2033	525	639
6.90%, Due 4/15/2038	475	611
6.55%, Due 9/15/2043	600	751
Vodafone Group PLC,
1.50%, Due 2/19/2018C	615	615
6.15%, Due 2/27/2037C	815	981

		9,969

Total Corporate Obligations (Cost $118,253)		123,806

FOREIGN GOVERNMENT OBLIGATIONS 0.05%
Oil & Gas - 0.05%
Petrobras Global Finance BV,
3.875%, Due 1/27/2016	200	200
Petroleos Mexicanos,
6.00%, Due 3/5/2020	325	369

Total Foreign Government Obligations (Cost $523)		569

ASSET-BACKED OBLIGATIONS - 1.04%
American Express Credit Account Master Trust,
1.26%, Due 1/15/2020, 2014 2 A	455	457
AmeriCredit Automobile Receivables Trust,
1.15%, Due 6/10/2019, 2014 3 A3	625	625
Capital Auto Receivables Asset Trust,
0.92%, Due 9/20/2016, 2013-2 A2	498	498
1.09%, Due 3/20/2018, 2013-4 A3	580	580
Capital One Multi-Asset Execution Trust,
1.48%, Due 7/15/2020, 2014 A5 A	905	911
Citibank Credit Card Issuance Trust,
1.11%, Due 7/23/2018, 2013 A3 A3	425	427
Ford Credit Auto Lease Trust,
0.90%, Due 6/15/2017, 2014 A A4	260	260
Ford Credit Auto Owner Trust,
2.03%, Due 8/15/2020, 2015 A B	825	830
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,100	1,108
1.40%, Due 8/15/2019, 2014 4 A1	1,155	1,158
Hyundai Auto Receivables Trust,
0.79%, Due 7/16/2018, 2014 A A3	320	320
Mercedes Benz Auto Lease Trust,

See accompanying notes

14

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
0.76%, Due 7/15/2019, 2013 B A4	$245	$245
0.90%, Due 12/16/2019, 2014 A A4	820	820
National Credit Union Administration,
0.580%, Due 3/11/2020, 2011 R3 1AH	1,380	1,385
Nissan Master Owner Trust Receivables,
0.482%, Due 2/15/2018, 2013-A AH	1,500	1,501
Volkswagen Auto Lease Trust,
1.25%, Due 12/20/2017, 2015 A A3	525	527

Total Asset-Backed Obligations (Cost $11,618)		11,652

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 1.56%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	24	24
5.634%, Due 4/10/2049, 2007-2 A2	36	36
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	665	697
5.54%, Due 9/11/2041, 2006-PW13 A4	381	396
Ginnie Mae Trust REMIC,
2.174%, Due 7/16/2038, 2011-147 A	1,674	1,680
1.147%, Due 12/16/2038, 2013-139 A	1,850	1,831
1.45%, Due 4/16/2039, 2013-45 AB	1,780	1,766
1.624%, Due 7/16/2039, 2013-78 AB	1,859	1,836
2.586%, Due 9/16/2039, 2014-31 AB	969	985
1.367%, Due 11/16/2041, 2013 125 AB	1,891	1,869
2.543%, Due 9/16/2044, 2011-96 AC	19	19
3.20%, Due 11/16/2044, 2011-92 B	2,400	2,471
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1F	199	206
3.849%, Due 12/10/2043, 2010-C2 A1F	484	494
3.645%, Due 3/10/2044, 2011-GC3 A2F	314	318
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.853%, Due 6/15/2043, 2010-C1 A1F	52	52
4.388%, Due 2/15/2046, 2011-C3 A3F	550	592
5.885%, Due 2/12/2049, 2007-CB19 A4	550	590
JPMBB Commercial Mortgage Securities Trust,
3.157%, Due 7/15/2045, 2013 C12 ASB	665	694
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	483	511
Wachovia Bank Commercial Mortgage Trust,
5.898%, Due 6/15/2049, 2007-C32 A2	40	40
WF-RBS Commercial Mortgage Trust,
3.66%, Due 3/15/2047, 2014 C19 A3	455	484

Total Commercial Mortgage-Backed Obligations (Cost $17,341)		17,591

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.03% (Cost $350)
Freddie Mac (REMIC),
0.582%, Due 12/15/2040, 3891 DFH	350	352

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.63%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	$80	$84
5.00%, Due 10/1/2020	36	39
3.50%, Due 9/1/2028	1,911	2,052
5.00%, Due 8/1/2033	218	246
5.50%, Due 2/1/2034	200	227
5.00%, Due 3/1/2034	161	181
6.00%, Due 6/1/2034	153	176
6.00%, Due 8/1/2034	123	142
5.00%, Due 8/1/2035	125	139
5.00%, Due 9/1/2035	87	97
5.50%, Due 4/1/2037	131	147
5.50%, Due 5/1/2038	66	75
4.00%, Due 1/1/2041	676	724
4.50%, Due 2/1/2041	536	585
3.50%, Due 3/1/2042	394	413
3.50%, Due 6/1/2042	1,941	2,034
3.50%, Due 7/1/2042	511	535
3.00%, Due 8/1/2042	818	832
3.50%, Due 2/1/2043	2,132	2,236

		10,964

Federal National Mortgage Association
6.00%, Due 4/1/2016	9	9
5.00%, Due 12/1/2017	57	60
4.50%, Due 9/1/2018	48	51
4.00%, Due 8/1/2020	81	85
3.50%, Due 1/1/2026	138	147
4.00%, Due 5/1/2026	707	761
4.00%, Due 6/1/2026	914	984
3.50%, Due 1/1/2028	224	239
3.00%, Due 7/1/2029	1,560	1,638
5.00%, Due 3/1/2034	241	269
4.50%, Due 4/1/2034	331	363
4.50%, Due 9/1/2034	106	116
5.50%, Due 12/1/2035	62	71
5.00%, Due 2/1/2036	94	104
5.50%, Due 4/1/2036	113	128
6.00%, Due 9/1/2036	83	95
5.50%, Due 2/1/2037	127	144
5.50%, Due 6/1/2038	40	46
4.50%, Due 1/1/2040	579	632
5.00%, Due 5/1/2040	1,814	2,032
5.00%, Due 6/1/2040	780	873
4.00%, Due 9/1/2040	486	521
4.00%, Due 1/1/2041	1,451	1,553
4.00%, Due 2/1/2041	1,374	1,480
5.00%, Due 3/1/2041	698	778
4.00%, Due 4/1/2041	721	786
4.50%, Due 4/1/2041	1,499	1,639
4.50%, Due 6/1/2041	880	959
4.50%, Due 8/1/2041	930	1,015
4.50%, Due 10/1/2041	578	637
5.00%, Due 3/1/2042	504	566
3.50%, Due 9/1/2042	706	741
3.50%, Due 1/1/2043	1,179	1,238
4.50%, Due 1/1/2043	1,634	1,790
3.00%, Due 5/1/2043	1,184	1,208
3.00%, Due 6/1/2043	2,724	2,777

See accompanying notes 15

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
3.50%, Due 7/1/2043	$478	$502
3.00%, Due 8/1/2043	2,297	2,342
3.50%, Due 8/1/2044	2,453	2,571
4.00%, Due 9/1/2044	1,066	1,154
3.50%, Due 5/13/2045	4,000	4,190

		37,294

Government National Mortgage Association
7.00%, Due 12/15/2025	91	108
6.50%, Due 8/15/2027	91	106
6.50%, Due 11/15/2027	93	109
7.50%, Due 12/15/2028	88	107
5.50%, Due 7/15/2033	197	226
6.00%, Due 12/15/2033	229	267
4.50%, Due 5/15/2039	1,050	1,159
5.50%, Due 2/15/2040	422	477
4.00%, Due 5/15/2040	416	450
4.50%, Due 6/15/2040	449	499
3.50%, Due 9/15/2041	1,177	1,242
3.50%, Due 3/15/2043	657	696
5.50%, Due 2/20/2034	288	328
4.50%, Due 10/20/2040	701	774
4.00%, Due 1/20/2045	1,494	1,611
4.00%, Due 2/20/2045	2,193	2,353
3.50%, Due 3/20/2045	2,281	2,428
5.00%, Due 10/15/2039	371	424
3.50%, Due 5/20/2045	1,660	1,751

		15,115

Total U.S. Agency Mortgage-Backed Obligations (Cost $61,703)		63,373

U.S. TREASURY OBLIGATIONS - 16.88%
U.S. Treasury Floating Rate Note
0.109%, Due 1/31/2017	29,000	29,007

U.S. Treasury Notes/Bonds
1.50%, Due 6/30/2016	3,000	3,040
3.125%, Due 10/31/2016	3,000	3,119
0.875%, Due 1/31/2017	20,150	20,271
0.75%, Due 12/31/2017	2,800	2,794
1.375%, Due 9/30/2018	3,550	3,586
1.125%, Due 5/31/2019	5,000	4,973
1.25%, Due 2/29/2020	5,300	5,255
1.75%, Due 10/31/2020	5,200	5,249
2.00%, Due 11/15/2021	11,810	11,992
2.00%, Due 2/15/2022	14,015	14,219
1.625%, Due 11/15/2022	5,000	4,920
2.50%, Due 8/15/2023	5,600	5,846
2.375%, Due 8/15/2024	6,590	6,788
6.875%, Due 8/15/2025	580	840
5.25%, Due 11/15/2028	450	605
4.75%, Due 2/15/2037	630	861
4.50%, Due 8/15/2039	730	968
3.125%, Due 11/15/2041	6,445	6,944
2.875%, Due 5/15/2043	35,765	36,645
2.50%, Due 2/15/2045	23,235	22,073

		160,988

Total U.S. Treasury Obligations (Cost $186,711)		189,995

MUNICIPAL OBLIGATIONS - 0.30% (Cost $2,728)
Municipal Electric Authority of Georgia,

	Par Amount	Fair Value
	(000’s)	(000’s)
6.655%, Due 4/1/2057,	$2,630	$3,337

	Shares
SHORT-TERM INVESTMENTS - 6.69%
American Beacon U.S. Government Money Market Select Fund, Select ClassJ	5,000,000	5,000
JPMorgan U.S. Government Money Market Fund, Capital Class	70,306,713	70,307

Total Short-Term Investments (Cost $75,307)		75,307

TOTAL INVESTMENTS - 99.92% (Cost $977,668)		1,124,589
OTHER ASSETS, NET OF LIABILITIES - 0.08%		914

TOTAL NET ASSETS - 100.00%		$1,125,503

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	PLC - Public Limited Company.
D	MLP - Master Limited Partnership.
E	REIT - Real Estate Investment Trust.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,351 or 1.45% of net assets. The Fund has no right to demand registration of these securities.
G	LLC - Limited Liability Company.
H	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
I	LP - Limited Partnership.
J	The Fund is affiliated by having the same investment advisor.

See accompanying notes 16

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

Futures Contracts Open on April 30, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index June Futures	Long	566	June 2015	$58,832,870	$212,784

				$58,832,870	$212,784

See accompanying notes

17

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 93.12%
CONSUMER DISCRETIONARY - 15.43%
Auto Components - 3.56%
BorgWarner, Inc.	55,139	$3,264
Dana Holding Corp.	374,700	8,082
Delphi Automotive PLCA	100,200	8,317
LKQ Corp.B	97,837	2,648
TRW Automotive Holdings Corp.B	48,075	5,051

		27,362

Automobiles - 0.36%
Harley-Davidson, Inc.	48,621	2,733

Hotels, Restaurants & Leisure - 1.53%
Royal Caribbean Cruises Ltd.	106,700	7,262
SeaWorld Entertainment, Inc.	212,700	4,509

		11,771

Household Durables - 1.73%
Stanley Black & Decker, Inc.	134,750	13,300

Leisure Equipment & Products - 0.36%
Hasbro, Inc.	39,539	2,799

Media - 3.97%
Interpublic Group of Cos., Inc.	450,901	9,398
Meredith Corp.	58,000	3,018
News Corp., Class AB	588,625	9,289
News Corp., Class BB	76,075	1,184
Omnicom Group, Inc.	100,269	7,596

		30,485

Multiline Retail - 0.29%
Dollar General Corp.	30,668	2,230

Specialty Retail - 3.63%
American Eagle Outfitters, Inc.	139,213	2,215
Cabela’s, Inc.B	48,638	2,565
Hanesbrands, Inc.	274,000	8,516
L Brands, Inc.	94,400	8,436
Sally Beauty Holdings, Inc.B	33,300	1,039
Staples, Inc.	311,100	5,077

		27,848

Total Consumer Discretionary		118,528

CONSUMER STAPLES - 4.32%
Beverages - 0.75%
Coca-Cola Enterprises, Inc.	62,988	2,797
Molson Coors Brewing Co., Class B	40,319	2,964

		5,761

Food & Drug Retailing - 0.57%
Kroger Co.	26,380	1,818
Sysco Corp.	69,172	2,561

		4,379

Food Products - 1.24%
Darling Ingredients, Inc.B	220,706	3,015
Ingredion, Inc.	34,483	2,738
JM Smucker Co.	32,672	3,787

		9,540

Tobacco - 1.76%
Lorillard, Inc.	112,500	7,860
Reynolds American, Inc.	77,100	5,651

		13,511

Total Consumer Staples		33,191

	Shares	Fair Value
		(000’s)
ENERGY - 5.02%
Energy Equipment & Services - 1.77%
Baker Hughes, Inc.	104,950	$7,184
Superior Energy Services, Inc.	251,550	6,415

		13,599

Gas - Pipelines - 0.24%
Spectra Energy Corp.	50,184	1,869

Oil & Gas - 3.01%
EQT Corp.	31,862	2,866
Murphy Oil Corp.	264,475	12,593
Newfield Exploration Co.B	48,942	1,920
Oasis Petroleum, Inc.B	94,397	1,693
Pioneer Natural Resources Co.	15,200	2,626
Seadrill Ltd.C	103,900	1,360

		23,058

Total Energy		38,526

FINANCIALS - 26.44%
Banks - 8.16%
Blackstone Mortgage Trust, Inc., Class AD	110,914	3,408
Comerica, Inc.	111,925	5,306
Fifth Third Bancorp	463,372	9,267
First Niagara Financial Group, Inc.	436,600	3,971
Hancock Holding Co.	66,736	1,943
Investors Bancorp, Inc.	249,143	2,950
KeyCorp	374,875	5,417
New York Community Bancorp, Inc.	347,400	5,972
People’s United Financial, Inc.	398,100	6,015
Regions Financial Corp.	815,650	8,018
SunTrust Banks, Inc.	74,615	3,097
TCF Financial Corp.	166,824	2,612
Webster Financial Corp.	34,825	1,248
Zions Bancorporation	120,049	3,402

		62,626

Diversified Financials - 4.52%
Ameriprise Financial, Inc.	72,714	9,110
Capital One Financial Corp.	34,400	2,781
Discover Financial Services	119,900	6,951
E*Trade Financial Corp.B	97,611	2,810
Invesco Ltd.	101,500	4,204
SLM Corp.	501,800	5,113
Synovus Financial Corp.	136,325	3,771

		34,740

Insurance - 9.86%
Allstate Corp.	30,280	2,109
Assurant, Inc.	90,100	5,538
Axis Capital Holdings Ltd.	153,150	7,973
Genworth Financial, Inc., Class AB	352,100	3,095
Hanover Insurance Group, Inc.	45,240	3,102
Hartford Financial Services Group, Inc.	85,580	3,489
Primerica, Inc.	99,700	4,608
Progressive Corp.	281,650	7,509
Reinsurance Group of America, Inc.	24,920	2,283
Torchmark Corp.	138,905	7,794
Unum Group	99,688	3,405
Validus Holdings Ltd.	121,243	5,072
Voya Financial, Inc.	146,375	6,198
Willis Group Holdings PLCA	277,217	13,481

		75,656

See accompanying notes

18

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Real Estate - 3.90%
Alexandria Real Estate Equities, Inc.D	44,059	$4,070
American Campus Communities, Inc.D	83,568	3,354
Brixmor Property Group, Inc.D	125,711	2,948
Corporate Office Properties TrustD	91,500	2,415
Host Hotels & Resorts LPD E	477,292	9,613
Lamar Advertising Co., Class AD	129,950	7,532

		29,932

Total Financials		202,954

HEALTH CARE - 7.61%
Biotechnology - 0.27%
Charles River Laboratories International, Inc.B	30,410	2,103

Health Care Equipment & Supplies - 2.04%
Dentsply International, Inc.	43,195	2,203
Patterson Cos., Inc.	53,572	2,515
St. Jude Medical, Inc.	114,200	8,000
The Cooper Companies, Inc.	16,761	2,985

		15,703

Health Care Providers & Services - 5.30%
AmerisourceBergen Corp.	17,375	1,986
Cardinal Health, Inc.	85,000	7,169
Cigna Corp.	118,550	14,776
Omnicare, Inc.	102,600	9,027
Quest Diagnostics, Inc.	35,928	2,566
WellCare Health Plans, Inc.B	65,600	5,079

		40,603

Total Health Care		58,409

INDUSTRIALS - 13.50%
Aerospace & Defense - 1.16%
AerCap Holdings N.V.B	73,719	3,441
Spirit Aerosystems Holdings, Inc., Class AB	107,200	5,456

		8,897

Building Products - 2.07%
Masco Corp.	60,175	1,594
Owens Corning	370,245	14,314

		15,908

Commercial Services & Supplies - 0.79%
Clean Harbors, Inc.B	48,231	2,665
KAR Auction Services, Inc.	90,579	3,370

		6,035

Construction & Engineering - 1.28%
AECOM Technology Corp.B	231,664	7,312
Fluor Corp.	41,442	2,492

		9,804

Diversified Manufacturing - 0.49%
Eaton Corp., PLCA	55,300	3,801

Electrical Equipment - 0.87%
Brady Corp., Class A	135,400	3,606
Regal-Beloit Corp.	39,564	3,094

		6,700

Industrial Conglomerates - 1.26%
KBR, Inc.	554,625	9,689

Machinery - 5.17%
CNH Industrial N.V.C	441,700	3,852
Dover Corp.	37,331	2,827
Joy Global, Inc.	158,900	6,775

	Shares	Fair Value
		(000’s)
Parker Hannifin Corp.	84,863	$10,128
Pentair PLCA	15,782	981
SPX Corp.	83,000	6,391
Terex Corp.	189,950	5,216
Xylem, Inc.	95,961	3,552

		39,722

Marine - 0.41%
Golar LNG Ltd.	86,600	3,117

Total Industrials		103,673

INFORMATION TECHNOLOGY - 12.64%
Communications Equipment - 0.32%
Juniper Networks, Inc.	92,216	2,437

Electronic Equipment & Instruments - 3.76%
Arrow Electronics, Inc.	82,200	4,908
Avnet, Inc.	223,100	9,512
Diebold, Inc.	71,572	2,489
Flextronics International Ltd.B	614,575	7,083
Ingram Micro, Inc., Class AB	195,675	4,923

		28,915

Internet Software & Services - 0.92%
Equinix, Inc.D	16,201	4,146
InterActiveCorp	41,992	2,932

		7,078

IT Consulting & Services - 1.50%
Fidelity National Information Services, Inc.	52,136	3,258
Total System Services, Inc.	208,100	8,232

		11,490

Semiconductor Equipment & Products - 2.42%
Microchip Technology, Inc.C	213,049	10,152
ON Semiconductor Corp.B	730,350	8,414

		18,566

Software - 3.72%
CA, Inc.	223,700	7,107
Cadence Design Systems, Inc.B	213,287	3,978
Citrix Systems, Inc.B	54,085	3,632
Navient Corp.	370,100	7,232
Solera Holdings, Inc.	62,219	3,019
Synopsys, Inc.B	77,055	3,612

		28,580

Total Information Technology		97,066

MATERIALS - 3.54%
Chemicals - 1.88%
Albemarle Corp.	31,295	1,868
Cabot Corp.	62,306	2,663
FMC Corp.	167,819	9,953

		14,484

Construction Materials - 0.91%
CRH PLC, ADRA F	249,500	6,974

Containers & Packaging - 0.28%
Bemis Co., Inc.	47,133	2,121

Metals & Mining - 0.47%
Allegheny Technologies, Inc.	106,861	3,632

Total Materials		27,211

See accompanying notes

19

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
UTILITIES - 4.62%
Electric - 2.94%
CenterPoint Energy, Inc.	81,800	$1,715
Edison International	167,195	10,189
Great Plains Energy, Inc.	114,876	3,007
Pinnacle West Capital Corp.	73,100	4,474
Portland General Electric Co.	91,968	3,234

		22,619

Gas - 0.38%
AGL Resources, Inc.	58,378	2,935

Multi-Utilities - 1.30%
SCANA Corp.	47,261	2,504
Xcel Energy, Inc.	219,582	7,446

		9,950

Total Utilities		35,504

Total Common Stock (Cost $655,758)		715,062

SHORT-TERM INVESTMENTS - 6.58% (Cost $50,566)
JPMorgan U.S. Government Money Market Fund, Capital Class	50,566,251	50,566

SECURITIES LENDING COLLATERAL - 1.18%
American Beacon U.S. Government Money Market Select Fund, Select ClassG	2,256,441	2,256
DWS Government and Agency Securities Portfolio, Institutional Class	4,190,534	4,191

Total Securities Lending Collateral (Cost $6,447)		6,447

TOTAL INVESTMENTS - 100.88% (Cost $712,771)		772,075
LIABILITIES, NET OF OTHER ASSETS - (0.88%)		(4,152)

TOTAL NET ASSETS - 100.00%		$767,923

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	All or a portion of this security is on loan at April 30, 2015.
D	REIT - Real Estate Investment Trust.
E	LP - Limited Partnership.
F	ADR - American Depositary Receipt.
G	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on April 30, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 400 Midcap E Index June Futures	Long	319	June 2015	$47,738,350	$(975,078)

				$47,738,350	$(975,078)

See accompanying notes

20

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 102.03% (Cost $352)
JPMorgan U.S. Government Money Market Fund, Capital Class	352,302	$352

TOTAL INVESTMENTS - 102.03% (Cost $352)		352
LIABILITIES, NET OF OTHER ASSETS - (2.03%)		(7)

TOTAL NET ASSETS - 100.00%		$345

Percentages are stated as a percent of net assets.

See accompanying notes

21

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2015 (Unaudited) (in thousands except share and per share amounts)

	Balanced Fund	Mid-Cap Value Fund	Small Cap Value II Fund
Assets:
Investments in unaffiliated securities, at fair value A C	$1,119,589	$769,819		$352
Investments in affiliated securities, at fair value B	5,000	2,256		—
Cash	3,429	—		—
Deposit with brokers for futures contracts	2,677	2,124		—
Dividends and interest receivable	3,220	457		—
Receivable for investments sold	3,964	1,534		—
Receivable for fund shares sold	1,290	1,460		—
Receivable for tax reclaims	3	—		—
Receivable for expense reimbursement (Note 2)	—	—		5
Prepaid expenses	70	65		10

Total assets	1,139,242	777,715		367

Liabilities:
Payable for investments purchased	12,181	1,649		—
Payable for fund shares redeemed	489	616		—
Payable for variation margin from open futures contracts	589	514		—
Payable upon return of securities loaned	—	6,447		—
Management and investment advisory fees payable	135	298		2
Administrative service and service fees payable	228	238		2
Transfer agent fees payable	10	4		—
Custody and fund accounting fees payable	14	7		1
Professional fees payable	23	14		17
Trustee fees payable	10	—		—
Payable for prospectus and shareholder reports	51	4		—
Other liabilities	9	1		—

Total liabilities	13,739	9,792		22

Net Assets	$1,125,503	$767,923		$345

Analysis of Net Assets:
Paid-in-capital	948,858	691,393		(358)
Undistributed net investment income	4,120	1,723		—
Accumulated net realized gain	25,391	16,478		703
Unrealized appreciation of investments	146,922	59,304		—
Unrealized appreciation or (depreciation) of futures contracts	212	(975)		—

Net assets	$1,125,503	$767,923		$345

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	5,024,611	17,021,631		N/A

Y Class	2,838,815	3,991,350		N/A

Investor Class	11,421,485	19,447,988		27,823

Advisor Class	987,077	607,655		N/A

A Class	2,135,819	1,331,594		N/A

C Class	2,989,112	417,796		N/A

AMR Class	46,907,586	8,100,309		N/A

Net assets (not in thousands):
Institutional Class	$83,327,943	$256,218,098	$	N/A

Y Class	$47,201,527	$59,672,851	$	N/A

Investor Class	$171,671,270	$295,281,584		$345,149

Advisor Class	$15,578,419	$8,951,156	$	N/A

A Class	$32,043,691	$19,608,106	$	N/A

C Class	$45,334,170	$5,998,611	$	N/A

AMR Class	$730,345,965	$122,192,637	$	N/A

See accompanying notes

22

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2015 (Unaudited) (in thousands except share and per share amounts)

	Balanced Fund	Mid-Cap Value Fund	Small Cap Value II Fund
Net asset value, offering and redemption price per share:
Institutional Class	$16.58	$15.05	N/A

Y Class	$16.63	$14.95	N/A

Investor Class	$15.03	$15.18	$12.41

Advisor Class	$15.78	$14.73	N/A

A Class	$15.00	$14.73	N/A

A Class (offering price)	$15.92	$15.63	N/A

C Class	$15.17	$14.36	N/A

AMR Class	$15.57	$15.08	N/A

A Cost of investments in unaffiliated securities	$972,668	$710,515	$352
B Cost of investments in affiliated securities	$5,000	$2,256	$—
C Fair value of securities on loan	$—	$6,310	$—

See accompanying notes

23

American Beacon FundsSM

Statements of Operations

For the Six Months ended April 30, 2015 (Unaudited) (in thousands)

	Balanced Fund	Mid-Cap Value Fund	Small Cap Value II Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$7,691	$6,471	$30
Dividend income from affiliated securities	1	—	—
Interest income	4,960	—	—
Income derived from securities lending	—	15	—

Total investment income	12,652	6,486	30

Expenses:
Management and investment advisory fees (Note 2)	1,091	1,599	15
Administrative service fees (Note 2):
Institutional Class	118	320	—
Y Class	65	63	4
Investor Class	249	397	4
Advisor Class	23	13	—
A Class	42	28	—
C Class	58	8	—
AMR Class	174	30	—
Transfer agent fees:
Institutional Class	8	17	—
Y Class	1	1	—
Investor Class	6	6	1
Advisor Class	—	1	—
A Class	1	2	—
C Class	3	1	—
AMR Class	10	2	—
Custody and fund accounting fees	63	39	6
Professional fees	29	21	14
Registration fees and expenses	58	54	15
Service fees (Note 2):
Y Class	22	21	1
Investor Class	306	333	3
Advisor Class	19	11	—
A Class	21	14	—
C Class	29	4	—
Distribution fees (Note 2):
Advisor Class	19	11	—
A Class	35	24	—
C Class	192	27	—
Prospectus and shareholder report expenses	37	25	1
Trustee fees	25	12	—
Other expenses	36	17	3

Total expenses	2,740	3,101	67

Net fees waived and expenses reimbursed (Note 2)	—	—	(36)

Net expenses	2,740	3,101	31

Net investment income	9,912	3,385	(1)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	38,927	15,345	680
Commission recapture (Note 3)	3	25	—
Futures contracts	4,333	2,941	56
Change in net unrealized appreciation or (depreciation) of:
Investments	(9,489)	16,440	(439)
Futures contracts	(1,559)	(1,842)	(9)

Net gain from investments	32,215	32,909	288

Net increase in net assets resulting from operations	$42,127	$36,294	$287

A Foreign taxes	55	—	—

See accompanying notes

24

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Balanced Fund		Mid-Cap Value Fund		Small Cap Value II Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(unaudited)		(unaudited)		(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$9,912	$21,346	$3,385	$3,293	$(1)	$4
Net realized gain from investments, commission recapture, and futures contracts	43,263	59,222	18,311	18,169	736	1,023
Change in net unrealized appreciation or (depreciation) from investments and futures contracts	(11,048)	16,999	14,598	7,304	(448)	(417)

Net increase in net assets resulting from operations	42,127	97,567	36,294	28,766	287	610

Distributions to Shareholders:
Net investment income:
Institutional Class	(371)	(1,818)	(1,280)	(587)	—	—
Y Class	(200)	(648)	(221)	(23)	—	—
Investor Class	(706)	(3,347)	(1,552)	(182)	—	—
Advisor Class	(56)	(259)	(46)	(3)	—	—
A Class	(131)	(447)	(72)	(26)	—	—
C Class	(104)	(383)	—	(5)	—	—
AMR Class	(3,960)	(20,425)	(1,014)	(1,182)	—	—
Net realized gain from investments:
Institutional Class	(3,535)	(3,141)	(5,870)	(4,653)	—	—
Y Class	(1,914)	(717)	(997)	(177)	(590)	(305)
Investor Class	(8,247)	(6,218)	(7,616)	(1,505)	(458)	(128)
Advisor Class	(699)	(315)	(281)	(49)	—	—
A Class	(1,316)	(397)	(577)	(211)	—	—
C Class	(1,788)	(784)	(165)	(85)	—	—
AMR Class	(33,411)	(34,009)	(3,583)	(7,608)	—	—

Net distributions to shareholders	(56,438)	(72,908)	(23,274)	(16,296)	(1,048)	(433)

Capital Share Transactions:
Proceeds from sales of shares	151,917	228,070	197,745	492,087	640	5,023
Reinvestment of dividends and distributions	55,744	72,234	23,009	16,084	1,047	433
Cost of shares redeemed	(98,048)	(137,068)	(89,882)	(118,637)	(6,391)	(4,455)
Redemption fees	—	—	26	65	—	—

Net increase (decrease) in net assets from capital share transactions	109,613	163,236	130,898	389,599	(4,704)	1,001

Net increase (decrease) in net assets	95,302	187,895	143,918	402,069	(5,465)	1,178

Net Assets:
Beginning of period	1,030,201	842,306	624,005	221,936	5,810	4,632

End of Period *	$1,125,503	$1,030,201	$767,923	$624,005	$345	$5,810

* Includes undistributed (or overdistribution of) net investment income	$4,120	$(455)	$1,723	$2,593	$—	$2

See accompanying notes

25

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. As of April 30, 2015, the Trust consists of thirty-one active series, three of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon Balanced Fund, American Beacon Mid-Cap Value Fund, and American Beacon Small Cap Value II Fund. The remaining twenty-eight active series are reported in separate filings.

Effective April 30, 2015 American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30, the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

Class Disclosure

The Y Class of the Small Cap Value II Fund closed on April 28, 2015.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC.
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” which amends the criteria that define an investment company and clarifies the measurement guidance and requires new disclosures for investment companies. Under the ASU, an entity that is registered under the Investment Company Act of 1940 automatically qualifies as an investment company. The Funds adopted this ASU for the fiscal year ended October 31, 2015. Management has evaluated the implications of the ASU and determined that adoption thereof will not have a material impact on the financial statements.

26

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Funds are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds. Management fees paid by the Funds during the six months ended April 30, 2015 were as follows (in thousands):

	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts paid to Manager
Balanced	0.20%	$1,091	$825	$266
Mid-Cap Value	0.47%	1,599	1,429	170
Small Cap Value II	0.58%	15	14	1

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Mid-Cap Value Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. This fee is included in Income derived from securities lending and management and investment advisory fees on the Statements of Operations. During the six months ended April 30, 2015, securities lending fees paid to the Manager were $1,373.

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, A, and C Classes of the Funds and 0.05% of the average daily net assets of the AMR Class of each of the Funds.

Distribution Plans

The Funds, except for the Advisor, A, and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Funds’ shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

27

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively, the “Select Funds”). The Select Funds and the Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee up to 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2015, the Manager earned $1,572 from the Balanced and $5,949 from the Mid-Cap Value Funds’ investments in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended April 30, 2015, the Balanced Fund loaned on average $3,369,901 for 2 days at a rate of 0.74% with interest charges of $137. This amount is included as interest income on the Statements of Operations, herein. The Mid-Cap Value and Small Cap Value II Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded the Funds’ expense cap. For the period ended April 30, 2015, the Manager waived or reimbursed expenses as follows:

		Expense Cap
Fund	Class	11/1/14 to 2/28/15	3/1/15 to 4/30/15	Reimbursed or (Recovered) Expenses	Expiration
Small Cap Value II	Y	1.09%	1.09%	$18,372	2018
Small Cap Value II	Investor	1.37%	1.37%	17,238	2018

Of these amounts, $5,346 was receivable from the Manager at April 30, 2015 for the Small Cap Value II Fund. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses above will expire in 2018. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
Small Cap Value II	—	$71,068	2015
Small Cap Value II	—	69,350	2016
Small Cap Value II	—	68,906	2017

28

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Of the above amounts, $47,101 expired during the six months ended April 30, 2015 for the Small Cap Value II Fund. The Funds have not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2015, Foreside collected $17,611 and $1,129 for the Balanced and Mid-Cap Value Funds, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2015, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2015, CDSC fees of $4,502 and $280 were collected for the Balanced and Mid-Cap Value Funds, respectively.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available, are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

29

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

30

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended April 30, 2015, there were no transfers between levels. As of April 30, 2015, the investments were classified as described below (in thousands):

Balanced Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$633,735	$—	$—	$633,735
Preferred Stock	4,872	—	—	4,872
Corporate Obligations	—	123,806	—	123,806
Foreign Government Obligations	—	569	—	569
Asset-Backed Obligations	—	11,652	—	11,652
Commercial Mortgage-Backed Obligations	—	17,591	—	17,591
Collateralized Mortgage Obligations	—	352	—	352
U.S. Agency Mortgage-Backed Obligations	—	63,373	—	63,373
U.S. Treasury Obligations	—	189,995	—	189,995
Municipal Obligations	—	3,337	—	3,337
Short-Term Investments – Money Market Funds	75,307	—	—	75,307

Total Investments in Securities	$713,914	$410,675	$—	$1,124,589

Financial Derivative Instruments - Assets
Futures Contracts	$213	$—	$—	$213

Mid-Cap Value Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$715,062	$—	$—	$715,062
Short-Term Investments – Money Market Funds	50,566	—	—	50,566
Securities Lending Collateral invested in Money Market Funds	6,447	—	—	6,447

Total Investments in Securities	$772,075	$—	$—	$772,075

Financial Derivative Instruments - Liabilities
Futures Contracts	$(975)	$—	$—	$(975)

Small Cap Value II Fund(1)	Level 1	Level 2	Level 3	Total
Short-Term Investments – Money Market Funds	$352	$—	$—	$352

Total Investments in Securities	$352	$—	$—	$352

(1)	Refer to the Schedules of Investments for industry information.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Balanced Fund normally will be declared and paid quarterly. Dividends from net investment income of the Mid-Cap Value and Small Cap Value II Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

31

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The AMR Class of the Mid-Cap Value Fund imposes a 2% redemption fee on certain shares held for less than 180 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of each Fund pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

32

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended April 30, 2015 are disclosed in the Notes to the Schedule of Investments.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Balanced Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

33

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the

34

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

35

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation or depreciation until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended April 30, 2015, the Funds entered into future contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

Average Futures Contracts Outstanding
Fund	Six months ended April 30, 2015
Balanced	596
Mid-Cap Value	220
Small Cap Value II	3

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of April 30, 2015:

Statements of Assets and Liabilities	Derivative	Balanced	Mid-Cap Value	Small Cap Value II
Payable for variation margin from open futures contracts	Equity Contracts	$(589)	$(514)	$—
The effect of financial derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2015:
Statements of Operations
Net realized gain (loss) from futures contracts	Equity Contracts	4,333	2,941	56
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	(1,559)	(1,842)	(9)

(1)	See Note 3 in the Notes to Financial Statements for additional information.

36

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

6. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Funds, or, in the case of hedging positions, that the Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

37

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2015 (in thousands).

Balanced Fund

Offsetting of Financial Liabilities and Derivative Liabilities as of April 30, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts (1)	$(589)	$—	$(589)

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty as of April 30, 2015:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.(1)	$(589)	$—	$—	$(589)

38

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Mid Cap Value Fund

Offsetting of Financial Assets and Derivative Assets as of April 30, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Securities on Loan	$6,310	$—	$6,310

Offsetting of Financial Liabilities and Derivative Liabilities as of April 30, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts(1)	$(514)	$—	$(514)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2015:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(2)	Net Amount
Credit Suisse Securities USA	$1,810	$—	$(1,810)	$—
Goldman Sachs & Co. (1)	2,343	—	(2,857)	(514)
JPMorgan Clearing Corp.	1,320	—	(1,320)	—
MS Securities Services Inc.	322	—	(322)	—

Total	$5,795	$—	$(6,310)	$(514)

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.
(2)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $6,447 has been received in connection with securities lending transactions.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

39

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

The tax character of distributions paid were as follows (in thousands):

	Balanced		Mid-Cap Value		Small Cap Value II
	Six months ended April 30, 2015	Year Ended October 31, 2014	Six months ended April 30, 2015	Year Ended October 31, 2014	Six months ended April 30, 2015	Year Ended October 31, 2014
	(unaudited)		(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$728	$2,590	$2,004	$2,004	$—	$—
Y Class	394	824	389	77	67	103
Investor Class	1,539	4,877	2,836	640	52	43
Advisor Class	127	337	93	17	—	—
A Class	264	545	170	90	—	—
C Class	285	576	28	31	—	—
AMR Class	7,336	28,795	1,884	3,498	—	—
Long-Term Capital Gain
Institutional Class	3,177	2,368	2,593	3,237	—	—
Y Class	1,721	541	829	123	523	202
Investor Class	7,414	4,688	6,332	1,047	406	85
Advisor Class	628	238	234	34	—	—
A Class	1,183	299	479	147	—	—
C Class	1,607	591	137	59	—	—
AMR Class	30,035	25,639	5,266	5,292	—	—

Total distributions paid	$56,438	$72,908	$23,274	$16,296	$1,048	$433

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2015, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Balanced	Mid-Cap Value	Small Cap Value II
Cost basis of investments for federal income tax purposes	$993,702	$716,231	$352

Unrealized appreciation	150,276	79,226	—
Unrealized depreciation	(19,389)	(20,785)	—

Net unrealized appreciation	130,887	58,441	—

Undistributed ordinary income	7,035	4,615	—
Accumulated long-term gain	38,508	14,449	703
Other temporary differences	215	(975)	—

Distributable earnings or (deficits)	$176,645	$76,530	$703

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or depreciation are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain or (loss) on certain derivative instruments, reclassifications of income from real estate investment securities publicly traded partnerships, and book amortization of premium.

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, pay down reclasses, Section 732 basis adjustments, reclassifications of income from real estate investment securities and publicly traded partnerships, net operating loss adjustments, and dividend reclasses that have been reclassified as of April 30, 2015 (in thousands):

40

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

	Balanced	Mid-Cap Value	Small Cap Value II
Paid-in-capital	$—	$—	$—
Undistributed net investment income	191	(70)	(1)
Accumulated net realized gain (loss)	(191)	70	1
Unrealized appreciation or depreciation of investments and futures contracts	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Funds do not have capital loss carryforwards as of April 30, 2015.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2015 were as follows (in thousands):

	Balanced	Mid-Cap Value	Small Cap Value II
Purchases (excluding U.S. government securities)	$303,515	$176,424	$1,751
Sales and maturities (excluding U.S. government securities)	214,983	84,896	6,764
Purchases of U.S. government securities	129,923	—	—
Sales and maturities of U.S. government securities	65,559	—	—

A summary of the Funds’ direct transactions and security lending collateral transactions in the Select Funds for the six months ended April 30, 2015 is set forth below (in thousands):

	Type of Transaction	Affiliate	October 31, 2014 Shares/Fair Value	Purchases	Sales	April 30, 2015 Shares/Fair Value	Dividend Income
Balanced	Direct	USG Select Fund	$—	$8,000	$3,000	$5,000	$1
Mid-Cap Value	Securities Lending	USG Select Fund	11,720	33,422	42,886	2,256	N/A

9. Securities Lending

The Mid-Cap Value Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, as designated by the Manager.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10%, and 10%, respectively, of the income generated from securities lending.

41

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2015, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$6,310	$—	$6,447

Cash collateral is listed on the Mid-Cap Value Fund’s Schedule of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments, grossed up by the securities lending fees paid to the Manager, is included in Income derived from securities lending on the Statements of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statements of Assets and Liabilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

For the Six Months Ended April 30, 2015

	Institutional Class		Y Class		Investor Class		Advisor Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	933	$15,477	968	$16,081	2,768	$41,536	165	$2,579
Reinvestment of dividends	237	3,878	123	2,017	588	8,713	48	755
Shares redeemed	(578)	(9,557)	(397)	(6,572)	(2,765)	(41,562)	(143)	(2,267)

Net increase in shares outstanding	592	$9,798	694	$11,526	591	$8,687	70	$1,067

	A Class		C Class		AMR Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	672	$10,064	1,028	$15,571	3,293	$50,609
Reinvestment of dividends	92	1,355	111	1,655	2,438	37,371
Shares redeemed	(302)	(4,557)	(221)	(3,347)	(1,947)	(30,186)

Net increase in shares outstanding	462	$6,862	918	$13,879	3,784	$57,794

42

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

	Institutional Class		Y Class		Investor Class		Advisor Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,482	$82,064	2,207	$32,631	4,230	$63,813	219	$3,144
Redemption Fees	—	8	—	2	—	11	—	—
Reinvestment of dividends	476	6,980	82	1,190	619	9,156	22	327
Shares redeemed	(2,058)	(30,522)	(417)	(6,185)	(1,949)	(29,102)	(128)	(1,858)

Net increase in shares outstanding	3,900	$58,530	1,872	$27,638	2,900	$43,878	113	$1,613

	A Class		C Class		AMR Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	284	$4,141	77	$1,103	726	$10,848
Redemption Fees	—	1	—	—	—	5
Reinvestment of dividends	42	608	11	151	313	4,597
Shares redeemed	(265)	(3,835)	(33)	(454)	(1,204)	(17,926)

Net increase (decrease) in shares outstanding	61	$915	55	$800	(165)	$(2,476)

	Y Class		Investor Class
Small Cap Value II Fund (Closed)	Shares	Amount	Shares	Amount
Shares sold	3	$46	43	$594
Reinvestment of dividends	49	589	38	458
Shares redeemed	(278)	(3,467)	(230)	(2,924)

Net (decrease) in shares outstanding	(226)	$(2,832)	(149)	$(1,872)

For the Year Ended October 31, 2014

	Institutional Class		Y Class		Investor Class		Advisor Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,324	$21,700	1,870	$30,865	6,066	$91,828	708	$10,930
Reinvestment of dividends	305	4,907	80	1,290	630	9,233	37	574
Shares redeemed	(931)	(15,382)	(248)	(4,136)	(3,165)	(47,590)	(234)	(3,696)

Net increase in shares outstanding	698	$11,225	1,702	$28,019	3,531	$53,471	511	$7,808

	A Class		C Class		AMR Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,403	$20,947	1,419	$21,522	1,946	$30,278
Reinvestment of dividends	51	749	71	1,047	3,595	54,434
Shares redeemed	(200)	(3,016)	(184)	(2,787)	(3,905)	(60,461)

Net increase in shares outstanding	1,254	$18,680	1,306	$19,782	1,636	$24,251

	Institutional Class		Y Class		Investor Class		Advisor Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,719	$141,013	2,278	$32,808	17,353	$254,014	533	$7,626
Redemption Fees	—	22	—	2	—	14	—	—
Reinvestment of dividends	371	5,095	13	178	121	1,684	4	52
Shares redeemed	(2,008)	(28,892)	(369)	(5,306)	(2,161)	(31,317)	(94)	(1,309)

Net increase in shares outstanding	8,082	$117,238	1,922	$27,682	15,313	$224,395	443	$6,369

	A Class		C Class		AMR Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,224	$17,349	296	$4,083	2,431	$35,194
Redemption Fees	—	2	—	—	—	25
Reinvestment of dividends	16	214	5	71	640	8,790
Shares redeemed	(87)	(1,245)	(4)	(60)	(3,570)	(50,508)

Net increase (decrease) in shares outstanding	1,153	$16,320	297	$4,094	(499)	$(6,499)

43

American Beacon Funds

Notes to Financial Statements

April 30, 2015 (Unaudited)

	Y Class		Investor Class
Small Cap Value II Fund	Shares	Amount	Shares	Amount
Shares sold	344	$4,899	9	$124
Reinvestment of dividends	22	305	9	128
Shares redeemed	(301)	(4,307)	(10)	(148)

Net increase in shares outstanding	65	$897	8	$104

11. Subsequent Events

On April 8, 2015, the Manager announced the Board’s approval of a plan to liquidate and terminate the American Beacon Small Cap Value II Fund. On May 12, 2015, the Fund liquidated all remaining assets and terminated.

44

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45

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2015		Year Ended October 31,
			2014	2013	2012	2011	2010
	(unaudited)

Net asset value, beginning of period	$16.79		$16.31	$14.27	$12.89	$12.62	$11.83

Income from investment operations:
Net investment income	0.16		0.38	0.30	0.32	0.32	0.35
Net gains from investments (both realized and unrealized)	0.48		1.35	2.35	1.38	0.29	1.10

Total income from investment operations	0.64		1.73	2.65	1.70	0.61	1.45

Less distributions:
Dividends from net investment income	(0.07)		(0.42)	(0.30)	(0.32)	(0.34)	(0.66)
Distributions from net realized gains	(0.78)		(0.83)	(0.31)	—	—	—

Total distributions	(0.85)		(1.25)	(0.61)	(0.32)	(0.34)	(0.66)

Net asset value, end of period	$16.58		$16.79	$16.31	$14.27	$12.89	$12.62

Total return A	3.94	%B	11.15%	19.04%	13.23%	4.87%	12.47%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$83,328		$74,422	$60,916	$40,938	$30,962	$33,405
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.57	%C	0.58%	0.60%	0.59%	0.58%	0.58%
Expenses, net of reimbursements or recoupments	0.57	%C	0.58%	0.60%	0.59%	0.58%	0.58%
Net investment income, before reimbursements or recoupments	1.80	%C	2.24%	1.86%	2.27%	2.49%	2.67%
Net investment income, net of reimbursements or recoupments	1.80	%C	2.24%	1.86%	2.27%	2.49%	2.67%
Portfolio turnover rate	21	%B	34%	56%	58%	47%	40%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

46

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class
Six Months Ended April 30, 2015		Year Ended October 31,				March 1 to Oct. 31, 2010		Six Months Ended April 30, 2015		Year Ended October 31,
		2014	2013	2012	2011					2014	2013	2012	2011	2010
(unaudited)								(unaudited)

$16.83		$16.37	$14.32	$12.93	$12.78	$12.20		$15.31		$14.98	$13.16	$11.93	$11.66	$10.96

0.16		0.40	0.39	0.17	0.36	0.16		0.13		0.42	0.26	0.23	0.25	0.25
0.49		1.31	2.26	1.51	0.24	0.57		0.43		1.11	2.13	1.30	0.28	1.04

0.65		1.71	2.65	1.68	0.60	0.73		0.56		1.53	2.39	1.53	0.53	1.29

(0.07)		(0.42)	(0.29)	(0.29)	(0.45)	(0.15)		(0.06)		(0.37)	(0.26)	(0.30)	(0.26)	(0.59)
(0.78)		(0.83)	(0.31)	—	—	—		(0.78)		(0.83)	(0.31)	—	—	—

(0.85)		(1.25)	(0.60)	(0.29)	(0.45)	(0.15)		(0.84)		(1.20)	(0.57)	(0.30)	(0.26)	(0.59)

$16.63		$16.83	$16.37	$14.32	$12.93	$12.78		$15.03		$15.31	$14.98	$13.16	$11.93	$11.66

3.97	%B	10.98%	18.97%	13.04%	4.73%	5.99	%B	3.78	%B	10.75%	18.65%	12.86%	4.52%	12.06%

$47,202		$36,114	$7,263	$2,482	$401	$46		$171,671		$165,808	$109,337	$89,272	$83,657	$84,500

0.65	%C	0.67%	0.68%	0.69%	1.48%	0.68	%C	0.93	%C	0.92%	0.92%	0.92%	0.92%	0.93%
0.65	%C	0.68%	0.70%	0.69%	0.70%	0.68	%C	0.93	%C	0.92%	0.92%	0.92%	0.92%	0.93%
1.71	%C	2.01%	1.71%	2.08%	1.55%	2.54	%C	1.45	%C	1.84%	1.62%	1.95%	2.16%	2.34%
1.71	%C	2.01%	1.69%	2.08%	2.34%	2.54	%C	1.45	%C	1.84%	1.62%	1.95%	2.16%	2.34%
21	%B	34%	56%	58%	47%	40	%D	21	%B	34%	56%	58%	47%	40%

47

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2015		Year Ended October 31,
			2014	2013	2012	2011	2010
	(unaudited)

Net asset value, beginning of period	$16.04		$15.65	$13.73	$12.36	$12.11	$11.35

Income from investment operations:
Net investment income (loss)	0.10		0.18	(0.12)	0.42	0.41	0.32
Net gains from investments (both realized and unrealized)	0.48		1.39	2.60	1.14	0.11	1.01

Total income from investment operations	0.58		1.57	2.48	1.56	0.52	1.33

Less distributions:
Dividends from net investment income	(0.06)		(0.35)	(0.25)	(0.19)	(0.27)	(0.57)
Distributions from net realized gains	(0.78)		(0.83)	(0.31)	—	—	—

Total distributions	(0.84)		(1.18)	(0.56)	(0.19)	(0.27)	(0.57)

Net asset value, end of period	$15.78		$16.04	$15.65	$13.73	$12.36	$12.11

Total return A	3.69	%B	10.58%	18.52%	12.62%	4.33%	11.96%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$15,578		$14,706	$6,353	$2,507	$3,536	$6,127
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.06	%C	1.07%	1.07%	1.09%	1.09%	1.09%
Expenses, net of reimbursements or recoupments	1.06	%C	1.07%	1.07%	1.09%	1.09%	1.09%
Net investment income, before reimbursements or recoupments	1.32	%C	1.75%	1.32%	1.82%	2.01%	2.18%
Net investment income, net of reimbursements or recoupments	1.32	%C	1.75%	1.32%	1.82%	2.01%	2.18%
Portfolio turnover rate	21	%B	34%	56%	58%	47%	40%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

48

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class								C Class
Six Months Ended April 30, 2015		Year Ended October 31,				May 17 to Oct. 31, 2010		Six Months Ended April 30, 2015		Year Ended October 31,				Sept. 1 to Oct. 31, 2010
		2014	2013	2012	2011					2014	2013	2012	2011
(unaudited)								(unaudited)

$15.29		$14.97	$13.16	$12.06	$11.94	$11.50		$15.47		$15.13	$13.33	$12.13	$11.92	$11.32

0.12		0.33	0.22	0.33	0.38	0.02		0.08		0.21	0.17	0.15	0.20	0.01
0.43		1.18	2.14	1.17	0.14	0.43		0.44		1.20	2.11	1.29	0.22	0.59

0.55		1.51	2.36	1.50	0.52	0.45		0.52		1.41	2.28	1.44	0.42	0.60

(0.06)		(0.36)	(0.24)	(0.40)	(0.40)	(0.01)		(0.04)		(0.24)	(0.17)	(0.24)	(0.21)	—
(0.78)		(0.83)	(0.31)	—	—	—		(0.78)		(0.83)	(0.31)	—	—	—

(0.84)		(1.19)	(0.55)	(0.40)	(0.40)	(0.01)		(0.82)		(1.07)	(0.48)	(0.24)	(0.21)	—

$15.00		$15.29	$14.97	$13.16	$12.06	$11.94		$15.17		$15.47	$15.13	$13.33	$12.13	$11.92

3.72	%B	10.67%	18.45%	12.65%	4.37%	3.90	%B	3.43	%B	9.80%	17.50%	11.86%	3.56%	5.33	%B

$32,044		$25,579	$6,284	$3,127	$588	$47		$45,334		$32,045	$11,574	$3,579	$922	$1

0.96	%C	1.02%	1.10%	1.13%	1.59%	1.08	%C	1.71	%C	1.78%	1.84%	1.85%	2.34%	2.14	%C
0.96	%C	1.04%	1.10%	1.09%	1.10%	1.08	%C	1.71	%C	1.79%	1.85%	1.83%	1.82%	1.86	%C
1.41	%C	1.68%	1.31%	1.62%	1.47%	1.51	%C	0.66	%C	0.94%	0.51%	0.88%	0.66%	0.20	%C
1.41	%C	1.67%	1.30%	1.66%	1.95%	1.51	%C	0.66	%C	0.93%	0.50%	0.90%	1.18%	0.48	%C
21	%B	34%	56%	58%	47%	40	%D	21	%B	34%	56%	58%	47%	40	%D

49

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended April 30, 2015		Year Ended October 31,
			2014	2013	2012	2011	2010
	(unaudited)

Net asset value, beginning of period	$15.80		$15.44	$13.54	$12.27	$12.02	$11.31

Income from investment operations:
Net investment income	0.19		0.39	0.27	0.31	0.34	0.35
Net gains from investments (both realized and unrealized)	0.45		1.28	2.27	1.34	0.27	1.07

Total income from investment operations	0.64		1.67	2.54	1.65	0.61	1.42

Less distributions:
Dividends from net investment income	(0.09)		(0.48)	(0.33)	(0.38)	(0.36)	(0.71)
Distributions from net realized gains	(0.78)		(0.83)	(0.31)	—	—	—

Total distributions	(0.87)		(1.31)	(0.64)	(0.38)	(0.36)	(0.71)

Net asset value, end of period	$15.57		$15.80	$15.44	$13.54	$12.27	$12.02

Total return A	4.14	%B	11.40%	19.32%	13.55%	5.09%	12.84%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$730,346		$681,527	$640,579	$710,816	$734,927	$748,422
Ratios to average net assets:
Expenses, before reimbursements	0.30	%C	0.32%	0.33%	0.32%	0.33%	0.33%
Expenses, net of reimbursements	0.30	%C	0.32%	0.33%	0.32%	0.33%	0.33%
Net investment income, before reimbursements	2.07	%C	2.45%	2.29%	2.57%	2.75%	2.92%
Net investment income, net of reimbursements	2.07	%C	2.45%	2.29%	2.57%	2.75%	2.92%
Portfolio turnover rate	21	%B	34%	56%	58%	47%	40%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

50

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51

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2015		Year Ended October 31,
			2014	2013	2012	2011A	2010
	(unaudited)

Net asset value, beginning of period	$14.76		$14.33	$10.95	$9.73	$9.27	$7.57

Income from investment operations:
Net investment income (loss)	0.08		0.12	0.13	0.14	0.09	0.08
Net gains from investments (both realized and unrealized)	0.76		1.27	3.93	1.21	0.48	1.67

Total income from investment operations	0.84		1.39	4.06	1.35	0.57	1.75

Less distributions:
Dividends from net investment income	(0.10)		(0.11)	(0.20)	(0.13)	(0.11)	(0.05)
Distributions from net realized gains	(0.45)		(0.85)	(0.48)	—	—	—

Total distributions	(0.55)		(0.96)	(0.68)	(0.13)	(0.11)	(0.05)

Redemption fees added to beneficial interestsB	—		—	—	—	—	—

Net asset value, end of period	$15.05		$14.76	$14.33	$10.95	$9.73	$9.27

Total return C	5.75	%D	10.20%	39.18%	14.07%	6.08%	23.19%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$256,218		$193,635	$72,207	$34,208	$33,441	$2,778
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.84	%F	0.89%	0.99%	1.06%	1.10%	1.06%
Expenses, net of reimbursements or recoupments	0.84	%F	0.93%	0.98%	0.98%	0.97%	0.98%
Net investment income (loss), before reimbursements or recoupments	1.07	%F	0.92%	1.05%	1.17%	0.91%	0.90%
Net investment income, net of reimbursements or recoupments	1.07	%F	0.88%	1.06%	1.25%	1.04%	0.99%
Portfolio turnover rate	13	%D	24%	48%	87%	107%	40%

A	Lee Munder Capital Group, LLC was added as an investment manager to the Mid-Cap Value Fund on July 1, 2011.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Based on average shares outstanding.
F	Annualized.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

52

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class
Six Months Ended April 30, 2015		Year Ended October 31,				March 1 to Oct. 31, 2010		Six Months Ended April 30, 2015		Year Ended October 31,
		2014	2013	2012	2011A					2014	2013	2012	2011A		2010
(unaudited)								(unaudited)

$14.66		$14.25	$10.92	$9.72	$9.27	$8.48		$14.89		$14.47	$10.98	$9.71	$9.20		$7.54

0.08		0.18	0.17	0.13	0.08	0.06		0.07		0.16	0.23	0.34	(0.03	)E	0.06
0.76		1.19	3.86	1.21	0.48	0.73		0.76		1.21	3.83	1.00	0.63		1.65

0.84		1.37	4.03	1.34	0.56	0.79		0.83		1.37	4.06	1.34	0.60		1.71

(0.10)		(0.11)	(0.22)	(0.14)	(0.11)	—		(0.09)		(0.10)	(0.09)	(0.07)	(0.09)		(0.05)
(0.45)		(0.85)	(0.48)	—	—	—		(0.45)		(0.85)	(0.48)	—	—		—

(0.55)		(0.96)	(0.70)	(0.14)	(0.11)	—		(0.54)		(0.95)	(0.57)	(0.07)	(0.09)		(0.05)

—		—	—	—	—	—		—		—	—	—	—		—

$14.95		$14.66	$14.25	$10.92	$9.72	$9.27		$15.18		$14.89	$14.47	$10.98	$9.71		$9.20

5.80	%D	10.15%	38.99%	13.97%	5.98%	9.32	%D	5.65	%D	9.99%	38.69%	13.84%	6.49%		22.77%

$59,673		$31,075	$2,814	$516	$52	$1		$295,281		$246,405	$17,871	$4,157	$1,812		$35,223

0.93	%F	0.98%	1.11%	1.28%	11.62%	1.05	%F	1.08	%F	1.13%	1.25%	1.44%	1.32%		1.27%
0.93	%F	0.98%	1.08%	1.06%	1.06%	1.01	%F	1.08	%F	1.14%	1.23%	1.23%	1.23%		1.23%
0.98	%F	0.80%	0.79%	0.82%	(9.44)%	0.93	%F	0.85	%F	0.61%	0.68%	0.75%	1.33%		0.70%
0.98	%F	0.80%	0.82%	1.03%	1.12%	0.97	%F	0.85	%F	0.60%	0.70%	0.96%	1.42%		0.75%
13	%D	24%	48%	87%	107%	40	%G	13	%D	24%	48%	87%	107%		40%

53

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2015		Year Ended October 31,
			2014	2013	2012	2011A	2010
	(unaudited)

Net asset value, beginning of period	$14.46		$14.07	$10.81	$9.56	$9.12	$7.49

Income from investment operations:
Net investment income (loss)	0.04		0.11	0.11	0.05	0.07	0.07
Net gains from investments (both realized and unrealized)	0.75		1.17	3.83	1.23	0.45	1.61

Total income from investment operations	0.79		1.28	3.94	1.28	0.52	1.68

Less distributions:
Dividends from net investment income	(0.07)		(0.04)	(0.20)	(0.03)	(0.08)	(0.05)
Distributions from net realized gains	(0.45)		(0.85)	(0.48)	—	—	—

Total distributions	(0.52)		(0.89)	(0.68)	(0.03)	(0.08)	(0.05)

Redemption fees added to beneficial interestsB	—		—	—	—	—	—

Net asset value, end of period	$14.73		$14.46	$14.07	$10.81	$9.56	$9.12

Total return C	5.55	%D	9.58%	38.43%	13.44%	5.65%	22.53%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$8,951		$7,149	$728	$465	$37	$78
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.35	%E	1.40%	1.61%	1.99%	1.98%	1.55%
Expenses, net of reimbursements or recoupments	1.35	%E	1.46%	1.49%	1.48%	1.49%	1.44%
Net investment income (loss), before reimbursements or recoupments	0.58	%E	0.35%	0.46%	0.10%	0.21%	0.36%
Net investment income (loss), net of reimbursements or recoupments	0.58	%E	0.30%	0.58%	0.61%	0.69%	0.47%
Portfolio turnover rate	13	%D	24%	48%	87%	107%	40%

A	Lee Munder Capital Group, LLC was added as an investment manager to the Mid-Cap Value Fund on July 1, 2011.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

54

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class								C Class
Six Months Ended April 30, 2015		Year Ended October 31,				May 17 to Oct. 31, 2010		Six Months Ended April 30, 2015		Year Ended October 31,				Sept. 1 to Oct. 31, 2010
		2014	2013	2012	2011A					2014	2013	2012	2011A
(unaudited)								(unaudited)

$14.43		$14.09	$10.82	$9.61	$9.18	$9.00		$14.08		$13.81	$10.70	$9.56	$9.18	$8.30

0.05		0.13	0.14	0.09	0.11	0.01		0.00		0.08	0.11	0.06	0.05	(0.01)
0.76		1.16	3.80	1.20	0.40	0.17		0.73		1.09	3.67	1.15	0.38	0.89

0.81		1.29	3.94	1.29	0.51	0.18		0.73		1.17	3.78	1.21	0.43	0.88

(0.06)		(0.10)	(0.19)	(0.08)	(0.08)	—		—		(0.05)	(0.19)	(0.07)	(0.05)	—
(0.45)		(0.85)	(0.48)	—	—	—		(0.45)		(0.85)	(0.48)	—	—	—

(0.51)		(0.95)	(0.67)	(0.08)	(0.08)	—		(0.45)		(0.90)	(0.67)	(0.07)	(0.05)	—

—		—	—	—	—	—		—		—	—	—	—	—

$14.73		$14.43	$14.09	$10.82	$9.61	$9.18		$14.36		$14.08	$13.81	$10.70	$9.56	$9.18

5.65	%D	9.68%	38.39%	13.56%	5.49%	2.00	%D	5.24	%D	8.88%	37.32%	12.75%	4.64%	10.60	%D

$19,608		$18,345	$1,667	$264	$101	$18		$5,999		$5,104	$905	$254	$22	$1

1.24	%E	1.33%	1.48%	1.61%	3.44%	1.51	%E	2.01	%E	2.12%	2.25%	2.46%	19.14%	3.20	%E
1.24	%E	1.33%	1.49%	1.49%	1.48%	1.48	%E	2.01	%E	2.13%	2.24%	2.22%	2.24%	2.24	%E
0.70	%E	0.42%	0.44%	0.56%	(1.36)%	0.44	%E	(0.09	)%E	(0.33)%	(0.27)%	(0.40)%	(16.96)%	(1.32	)%E
0.70	%E	0.42%	0.43%	0.68%	0.60%	0.47	%E	(0.09	)%E	(0.34)%	(0.26)%	(0.15)%	(0.06)%	(0.36	)%E
13	%D	24%	48%	87%	107%	40	%F	13	%D	24%	48%	87%	107%	40	%F

55

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011A	2010
	(unaudited)
Net asset value, beginning of period	$14.80		$14.35	$10.96	$9.73	$9.27	$7.59

Income from investment operations:
Net investment income	0.11		0.18	0.15	0.24	0.15	0.10
Net gains from investments (both realized and unrealized)	0.75		1.25	3.94	1.14	0.43	1.66

Total income from investment operations	0.86		1.43	4.09	1.38	0.58	1.76

Less distributions:
Dividends from net investment income	(0.13)		(0.13)	(0.22)	(0.15)	(0.12)	(0.08)
Distributions from net realized gains	(0.45)		(0.85)	(0.48)	—	—	—

Total distributions	(0.58)		(0.98)	(0.70)	(0.15)	(0.12)	(0.08)

Redemption fees added to beneficial interestsB	—		—	—	—	—	—

Net asset value, end of period	$15.08		$14.80	$14.35	$10.96	$9.73	$9.27

Total return C	5.87	%D	10.53%	39.43%	14.34%	6.20%	23.28%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$122,193		$122,292	$125,744	$76,273	$56,963	$64,012
Ratios to average net assets:
Expenses, before reimbursements	0.58	%E	0.65%	0.73%	0.78%	0.83%	0.77%
Expenses, net of reimbursements	0.58	%E	0.65%	0.73%	0.78%	0.83%	0.77%
Net investment income, before reimbursements	1.37	%E	1.21%	1.32%	1.46%	1.34%	1.19%
Net investment income, net of reimbursements	1.37	%E	1.21%	1.32%	1.46%	1.34%	1.19%
Portfolio turnover rate	13	%D	24%	48%	87%	107%	40%

A	Lee Munder Capital Group, LLC was added as an investment manager to the Mid-Cap Value Fund on July 1, 2011.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

56

American Beacon Small Cap Value II FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six
	Months				Nov. 15
	Ended		Year Ended		to
	April 30,		October 31,		Oct. 31,
	2015		2014	2013	2012A
	(unaudited)
Net asset value, beginning of period	$14.36		$14.00	$10.67	$10.00

Income from investment operations:
Net investment income (loss)	(0.35)		(0.01)	0.01	0.01
Net gains on investments (both realized and unrealized)	1.00		1.13	3.52	0.67

Total income from investment operations	0.65		1.12	3.53	0.68

Less distributions:
Dividends from net investment income	—		—	(0.05)	(0.01)
Distributions from net realized gains	(2.60)		(0.76)	(0.15)	—

Total distributions	(2.60)		(0.76)	(0.20)	(0.01)

Net asset value, end of period	$12.41		$14.36	$14.00	$10.67

Total return B	5.23	%C	8.22%	33.55%	6.82	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$345		$2,536	$2,364	$1,640
Ratios to average net assets:
Expenses, before reimbursements	2.77	%D	2.28%	3.11%	4.80	%D
Expenses, net of reimbursements	1.37	%D	1.37%	1.37%	1.33	%D
Net investment (loss), before reimbursements	(1.58	)%D	(1.01)%	(1.68)%	(3.39	)%D
Net investment income (loss), net of reimbursements	(0.18	)%D	(0.10)%	0.06%	0.08	%D
Portfolio turnover rate	43	%C	107%	71%	82	%C,E

A	November 15, 2011 is the inception date of the Small Cap Value II Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 15, 2011 through October 31, 2012.

57

Results of Shareholder Meeting

(Unaudited)

Special meetings of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) were held on April 7 and April 28, 2015. The shareholders of the Balanced, Mid-Cap Value, and Small Cap Value II Funds (the “Funds”) approved a new investment management agreement between American Beacon Advisors, Inc. and the Funds. This proposal required a majority of shareholders of each Fund to achieve a quorum. The following are the results of the shareholder votes for this proposal:

Funds	For	Against	Abstain	Non-Voting
Balanced	785,874,263.69	1,269,741.04	1,852,167.45	192,389,890.64

Mid-Cap Value	305,511,000.55	698,760.67	1,370,575.27	101,028,297.64

Small Cap Value II	4,351,220.89	0	0	174,336.40

Special meetings of shareholders of the Trust were held on April 7 and April 28, 2015. The shareholders of the Trust approved the re-election of nine of the current Trustees to the Board of the American Beacon Trust and to elect two additional Trustees to the Board. This proposal required a majority of the shareholders of the Trust to achieve a quorum. The following are the results of the election of each Trustee:

Gilbert G. Alvarado
Affirmative	17,498,277,594.15
Withhold	242,060,281.87

Joseph B. Armes
Affirmative	17,495,833,591.04
Withhold	244,504,284.98

Gerard J. Arpey
Affirmative	17,502,516,555.24
Withhold	237,821,320.78

W. Humphrey Bogart
Affirmative	17,374,854,476.19
Withhold	365,483,399.83

Brenda A. Cline
Affirmative	17,504,753,521.13
Withhold	235,584,354.89

Eugene J. Duffy
Affirmative	17,272,913,641.26
Withhold	467,424,234.76

Thomas M. Dunning
Affirmative	17,494,495,630.88
Withhold	245,842,245.14

Alan D. Feld
Affirmative	15,741,742,569.13
Withhold	1,998,595,306.89

Richard A. Massman
Affirmative	17,494,285,443.12
Withhold	246,052,432.90

Barbara J. McKenna
Affirmative	17,278,477,252.86
Withhold	461,860,623.16

R. Gerald Turner
Affirmative	17,496,133,103.13
Withhold	244,204,772.89

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, and Advisor Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Balanced Fund, American Beacon Mid-Cap Value Fund, and American Beacon Small Cap Value II Fund are service marks of American Beacon Advisors, Inc.

SAR 4/15

American Beacon®
FUNDS

2015 SEMI-ANNUAL REPORT

APRIL 30, 2015

HIGH YIELD BOND FUND

RETIREMENT INCOME AND APPRECIATION FUND

INTERMEDIATE BOND FUND

SHORT-TERM BOND FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

S&P credit ratings for long-term obligations (or issuers thereof) are AAA, AA, A, BBB, BB, B, CCC, CC, C and D in decreasing order. For example, obligations rated AAA are judged to be of the highest quality, BBB to be of medium grade, CCC are judged to be speculative and obligations rated D are in default. Obligations rated in one of the four highest categories are considered to be investment grade while all other ratings are considered non-investment grade.

This may contain information obtained from third parties, including ratings from credit ratings agencies such as Standard & Poor’s. Reproduction and distribution of third-party content in any form is prohibited except with the prior written permission of the related third party. Third-party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD-PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD-PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS. Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes and should not be relied on as investment advice.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2015

Dear Shareholders,

Following fourth quarter 2014’s modest gains, fixed-income securities experienced mixed results and volatile trading in the first quarter of 2015. The European Central Bank’s (“ECB”) decision to adopt an asset purchase program similar to that of the U.S. Federal Reserve’s benefited the asset class. While purchasing U.S. obligations isn’t necessarily part of the ECB program, the decision did create ripples in the domestic fixed-income markets. In addition, U.S. Treasury obligations made gains due to markets viewing the lack of inflation as an indication that lower interest rates would remain in place longer than expected.

For the six months ended April 30, 2015:

•	American Beacon High Yield Bond Fund (Investor Class) returned -0.52%.

•	American Beacon Retirement Income and Appreciation Fund (Investor Class) returned 2.03%.

•	American Beacon Intermediate Bond Fund (Investor Class) returned 1.88%.

•	American Beacon Short-Term Bond Fund (Investor Class) returned 0.00%.

American Beacon Advisors is proud to offer a variety of funds that allow investors to take advantage of different asset classes. We identify and partner with experienced asset managers from across all asset classes to help protect our shareholders’ portfolios over the long term.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

American Beacon High Yield Bond FundSM

Performance Overview

April 30, 2015 (Unaudited)

The Investor Class of the High Yield Bond Fund (the “Fund”) returned -0.52% for the six months ended April 30, 2015 and trailed the JPMorgan Global High-Yield Index (the “Index”) return of 1.05%.

Total Returns for the Period ended 4/30/15

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,7)	(0.49)%	(0.88)%	7.08%	6.60%
Y Class (1,2,7)	(0.21)%	(0.68)%	6.95%	6.54%
Investor Class (1,7)	(0.52)%	(1.14)%	6.84%	6.36%
A Class with sales charge (1,4,7)	(5.15)%	(5.76)%	5.86%	5.86%
A Class without sales charge (1,4,7)	(0.47)%	(1.06)%	6.89%	6.38%
C Class with sales charge (1,5,7)	(1.83)%	(2.69)%	6.10%	5.99%
C Class without sales charge (1,5,7)	(0.83)%	(1.69)%	6.10%	5.99%
AMR Class (1,3,7)	(0.32)%	(0.57)%	7.40%	6.83%
JPMorgan Global High-Yield Index (6)	1.05%	2.12%	8.45%	8.46%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2013. Performance prior to waiving fees was lower than the actual returns shown since 2013. A portion of the fees charged to the Investor Class of the Fund has been waived since 2013. Performance prior to waiving fees was lower than the actual returns shown since 2013.
2.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/05 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/05. A portion of the fees charged to the Y Class of the Fund was waived from 2011 through 2013 and partially recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2011 through 2013.
3.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/05 up to 9/4/07, the inception date of the AMR Class, and the returns of the AMR Class since its inception. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in existence since 4/30/05.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 up to
5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/05. A portion of the fees charged to the A Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual return shown since 2010. The maximum sales charge for A Class is 4.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/05. A portion of the fees charged to the C Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The JPMorgan Global High-Yield Index (“JPMorgan Index”) is an unmanaged index of fixed income securities of domestic and foreign issuers with a maximum credit rating of BB+ or Ba1. Issues must be publicly registered or issued under Rule 144A under the Securities Act of 1933, with a minimum issue size of $75 million (par amount). A maximum of two issues per issuer are included in the JPMorgan Index. Convertible bonds, preferred stock, and floating-rate bonds are excluded from the JPMorgan Index. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and AMR Class shares was 0.88%, 0.94%, 1.11%, 1.24%, 2.00%, and 0.59%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s relative returns versus the Index were dragged down by security selection among the various economic sectors and credit quality categories. Also hindering the Fund’s returns, but to a lesser degree, were sector and credit quality allocations versus the Index.

From a sector issue selection standpoint, issue selections in the Energy and Manufacturing sectors had a negative impact on the Fund’s relative returns. The Fund’s holdings within these categories trailed those within the Index. This was slightly offset by positive issue selection within the Consumer and Telecom sectors.

                From a sector allocation perspective, the Fund’s overweight to the struggling Energy sector detracted from relative returns. The Energy sector was the worst performing sector for the six month period as it fell 3.7%.

American Beacon High Yield Bond FundSM

Performance Overview

April 30, 2015 (Unaudited)

From a credit quality perspective, issue selections in the B-rated credit group and the CCC-rated credit group negatively impacted the Fund’s relative returns.

From a credit quality allocation perspective, the Fund’s allocation to securities outside of the traditional high yield credit rating categories such as cash and BBB-rated securities detracted from returns.

The sub-advisors’ “bottom-up,” research intensive investment process, which focuses on companies with strong cash flow and fundamental credit strength, remains in place.

Top Ten Holdings (% Net Assets)

iHeartCommunications, Inc., 9.00%, Due 3/1/2021		0.8
Cenveo Corp., 11.50%, Due 5/15/2017		0.7
Radio One, Inc., 9.25%, Due 2/15/2020, 144A		0.7
Royal Bank of Scotland Group PLC, 6.125%, Due 12/15/2022		0.6
Wind Acquisition Finance S.A., 7.375%, Due 4/23/2021, 144A		0.6
ArcelorMittal, 6.00%, Due 3/1/2021		0.6
CSC Holdings LLC, 6.75%, Due 11/15/2021		0.6
Family Tree Escrow LLC, 5.75%, Due 3/1/2023, 144A		0.5
HD Supply, Inc., 7.50%, Due 7/15/2020		0.5
VPI Escrow Corp., 6.375%, Due 10/15/2020, 144A		0.5

Total Fund Holdings	489

Sector Weightings (% Fixed Income)

Service	31.6
Manufacturing	21.7
Energy	17.2
Telecommunications	11.4
Finance	8.6
Consumer	3.6
Utilities	3.0
Transportation	2.0
Equity	0.5
Gas	0.2
Convertible Obligations	0.2

Investments in high yield securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in small- and medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

American Beacon Retirement Income and Appreciation FundSM

Performance Overview

April 30, 2015 (Unaudited)

The Investor Class of the Retirement Income and Appreciation Fund (the “Fund”) returned 2.03% for the six months ended April 30, 2015. Its blended benchmark, consisting of 75% of the Barclays Capital Aggregate Index (the “Aggregate Index”) and 25% of the BofA Merrill Lynch All U.S. Convertibles Index (the “ML Index”) (combined the “Retirement Income and Appreciation Composite Index”), returned 2.55%.

Total Returns for the Period ended 4/30/15

	6 Months*	1 Year	5 Years	10 Years
Y Class (1,2,7)	2.19%	4.48%	5.03%	5.20%
Investor Class (1,7)	2.03%	4.11%	4.73%	5.06%
A Class with sales charge (1,3,7)	(0.96)%	1.07%	3.71%	4.54%
A Class without sales charge (1,3,7)	2.03%	4.14%	4.72%	5.05%
C Class with sales charge (1,4,7)	0.67%	2.35%	3.92%	4.65%
C Class without sales charge (1,4,7)	1.67%	3.35%	3.92%	4.65%
Retirement Income and Appreciation Composite Index (6)	2.55%	5.62%	5.87%	5.77%
Barclays Capital Aggregrate Index (5)	2.06%	4.46%	4.12%	4.75%
BofA Merrill Lynch All U.S. Convertibles Index (5)	3.91%	8.95%	10.85%	8.38%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/05 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/05. A portion of the fees charged to the Y Class has been waived since 2011. Performance prior to waiving fees was lower than the actual returns shown since 2011.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 up to 5/17/10, the inception date of the A Class and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/05. A portion of the fees charged to the A Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 2.50%.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 up to 9/1/10, the inception date of the C Class and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/05. A portion of the fees charged to the C Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
5.	The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The BofA Merrill Lynch All U.S. Convertibles Index is an unmanaged index of domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents. One cannot directly invest in an index.
6.	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and convertible securities, the returns of the Barclays Capital Aggregate Index and the BofA Merrill Lynch All U.S. Convertibles Index have been combined in a 75%/25% proportion.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Y, Investor, A and C Class shares was 0.91%, 1.16%, 1.21% and 1.96%, respectively. The expense ratio above may vary from the expense ratio presented in other sections of this report that is based on expenses incurred during the period covered by this report.

Approximately 75% of the Fund’s assets are allocated to American Beacon Advisors, Inc. (the “Manager”) and are primarily invested in income-producing, short- and intermediate-term investment grade bonds. The remaining 25% of the assets are managed by a sub-advisor that invests in securities including convertible and high yield bonds, convertible preferred stock, and equities in order to try to enhance the overall return of the Fund.

During the six-month period, the investment-grade portion of the Fund returned 2.26% before expenses, outperforming the 2.06% return for the Aggregate Index. This segment of the Fund’s outperformance is attributable to a combination of favorable sector, duration and credit quality allocations. Good security selection also added relative value.

American Beacon Retirement Income and Appreciation FundSM

Performance Overview

April 30, 2015 (Unaudited)

During the period, the portfolio’s overweight allocation in the Finance sector contributed to returns. An underweight position in Mortgage Backed Securities, as well as good security selection in this sector, added relative value. The portfolio’s exposure to U.S. Treasuries also proved beneficial.

The portfolio’s underweight allocation among the 3 to 5 year duration range and overweight position in the 7 to 10 year duration range, contributed to performance. Sector positioning in the various credit quality categories also enhanced returns. During the period, the portfolio’s overweight of A-rated bonds added relative value.

The remaining portion of the Fund, managed by the Fund’s sub-advisor, returned 3.31% before expenses. These results trailed the 3.91% return of the ML Index. This segment’s underperformance was attributable to less favorable security selection.

Security selection within the Health Care sector detracted approximately 55 basis points (0.55%) from performance. Securities held in the Financials sector also underperformed, detracting more than 60 basis points (0.60%). The Consumer Discretionary sector also lagged the ML Index. The aforementioned poor performance was somewhat offset by good security selection in the Information Technology sector which added approximately 45 basis points (0.45%) to the portfolio’s returns.

The Manager and the Fund’s sub-advisor remain focused on the Fund’s investment objectives of generating income and capital appreciation.

Top Ten Holdings (% Net Assets)

Ginnie Mae REMIC Trust, 3.20%, Due 11/16/2044		2.9
Freddie Mac Gold Pool, 3.50%, Due 6/1/2042		2.0
Ginnie Mae REMIC Trust, 2.17%, Due 4/16/2041		1.8
Ginnie Mae REMIC Trust, 1.45%, Due 4/16/2039		1.7
Fannie Mae Pool, 5.00%, Due 1/1/2041		1.4
Fannie Mae Pool, 3.00%, Due 6/1/2043		1.3
National Credit Union Administration, 0.625%, Due 3/11/2020		1.2
ING Bank N.V., 3.75%, Due 3/7/2017, 144A		1.1
Fannie Mae TBA, 3.50%, Due 5/13/2045		1.0
Bank of America Corp., 4.125%, Due 1/22/2024		1.0

Total Fund Holdings	237

Sector Allocation (% Equities)

Finance	33.2
Service	13.6
Energy	10.5
Utilities	8.9
Manufacturing	8.8
Consumer	6.8
Health Care	4.8
Information Technology	4.4
Consumer Discretionary	3.7
Telecommunications	2.9
Financials	2.4

Sector Allocation (% Fixed Income)

U.S. Treasury Notes/Bonds	20.9
Finance	17.8
Manufacturing	14.5
Mortgage-Backed Obligations	13.0
Service	10.5
CMBS	10.1
Telecommunications	3.3
Energy	3.1
Utilities	2.4
Consumer	1.5
Asset-Backed Obligations	1.3
Transportation	1.2
Collateralized Mortgage Obligations	0.4

The use of fixed-income securities entails interest rate and credit risks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

American Beacon Intermediate Bond FundSM

Performance Overview

April 30, 2015 (Unaudited)

The Investor Class of the Intermediate Bond Fund (the “Fund”) returned 1.88% for the six months ended April 30, 2015, trailing the Barclays Capital Aggregate Index (the “Index”) return of 2.06% for the same period.

Total Returns for the Period ended 4/30/15

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,7)	1.99%	4.10%	3.87%	4.78%
Y Class (1,2,7)	1.88%	3.81%	3.63%	4.65%
Investor Class (1,3,7)	1.88%	3.64%	3.41%	4.48%
A Class with sales charge (1,4,7)	(3.05)%	(1.38)%	2.24%	3.88%
A Class without sales charge (1,4,7)	1.82%	3.51%	3.23%	4.39%
C Class with sales charge (1,5,7)	0.33%	1.73%	2.51%	4.02%
C Class without sales charge (1,5,7)	1.33%	2.73%	2.51%	4.02%
Barclays Capital Agg. Index (6)	2.06%	4.46%	4.12%	4.75%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/05 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/05. A portion of the fees charged to the Y Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.
3.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/05 up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 4/30/05. A portion of the fees charged to the Investor Class of the Fund has been waived since 2009. Performance prior to waiving fees was lower than the actual returns shown since 2009.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/05 through 3/2/09, the Investor Class from 3/2/09 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/05. A portion of the fees charged to the A Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 4.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/05 through 3/2/09, the Investor Class from 3/2/09 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/05. A portion of the fees charged to the C Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.
6.	The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 0.33%, 0.71%, 0.91%, 1.00%, and 1.78%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that is based on expenses incurred during the period covered by this report.

Prior to the deduction of expenses, the Fund outperformed the Index as security selection added relative value. The Fund’s U.S. Treasury exposure and its Mortgage-Backed Securities holdings had a positive impact on performance, delivering higher returns versus the Index. However, the aforementioned good performance was slightly offset by the Fund’s positioning among the various sectors, which detracted from the Fund’s returns. Most of the poor performance related to sector allocation was due to the Fund’s overweight position in Asset-Backed Securities.

Positioning among the various credit quality categories benefited performance. Specifically, the Fund’s overweight allocation in the A-rated category added relative value.

Duration positioning during the period proved beneficial. Securities within the Fund with durations within the 1 to 3 and 3 to 5 year ranges outperformed the Index. The Fund’s overweight to securities within the 7 to 10 year range also added relative value.

The Fund’s investment managers remain focused on a conservative approach toward investing in the bond market and on issuer-specific opportunities.

American Beacon Intermediate Bond FundSM

Performance Overview

April 30, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)

Fannie Mae Pool, 3.00%, Due 6/1/2043		1.2
Fannie Mae TBA, 3.50%, Due 5/13/2045		1.2
Fannie Mae Pool, 4.50%, Due 4/1/2041		1.0
Fannie Mae Pool, 4.00%, Due 12/1/2040		0.9
Fannie Mae Pool, 3.00%, Due 8/1/2043		0.9
Freddie Mac Gold Pool, 3.00%, Due 7/1/2033		0.9
Ginnie Mae REMIC Trust, 2.17%, Due 4/16/2041		0.8
Freddie Mac Gold Pool, 3.50%, Due 6/1/2042		0.8
Ally Master Owner Trust, 1.21%, Due 6/15/2017		0.8
Ginnie Mae II Pool, 3.50%, Due 3/20/2045		0.7

Total Fund Holdings	393

Sector Weightings (% Fixed Income)

U.S. Treasury Notes/Bonds	25.7
Mortgage-Backed Obligations	23.5
Finance	15.7
Manufacturing	7.8
Commercial Mortgage Backed Obligations	5.9
Asset-Backed Obligations	5.2
Service	5.0
Energy	3.5
Telecommunications	3.0
Utilities	2.9
Consumer	1.0
Transportation	0.7
Collateralized Mortgage Obligations	0.1

The use of fixed-income securities entails interest rate and credit risks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

American Beacon Short-Term Bond FundSM

Performance Overview

April 30, 2015 (Unaudited)

The Investor Class of the Short-Term Bond Fund (the “Fund”), which has a net annual expense ratio of 0.79%, returned 0.00% for the six-month period ended April 30, 2015 and underperformed the BofA Merrill Lynch 1-3 Year Gov/Corp Index (the “Index”) return of 0.54%.

Total Returns for the Period ended 4/30/15

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,6)	0.34%	0.48%	1.32%	2.79%
Y Class (1,2,6)	0.08%	0.19%	1.13%	2.70%
Investor Class (1,6)	0.00%	0.04%	0.89%	2.34%
A Class with sales charge (1,3,6)	(2.45)%	(2.40)%	0.32%	2.06%
A Class without sales charge (1,3,6)	0.02%	0.06%	0.84%	2.32%
C Class with sales charge (1,4,6)	(1.33)%	(1.63)%	0.16%	1.97%
C Class without sales charge (1,4,6)	(0.33)%	(0.63)%	0.16%	1.97%
BofA Merrill Lynch 1-3 Yr. Gov./Corp. Index (5)	0.54%	1.04%	1.35%	2.90%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class of the Fund has been waived since 2005. Performance prior to waiving fees was lower than the actual returns shown since 2005.
2.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/05 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/05. A portion of the fees charged to the Y Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/05. A portion of the fees charged to the A Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 2.50%.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/05 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/05. A portion of the fees charged to the C Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.
5.	The BofA Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years. One cannot directly invest in an index.
6.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 0.38%, 0.73%, 0.91%, 1.05%, and 1.78%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund held overweight positions in the major credit sectors, including investment-grade Corporate and Asset-Backed securities, which outperformed as the economy improved. The Fund was also overweight Agency Mortgage-Backed securities which outperformed in response to investor demand for yield. The soft economic data from the first quarter of 2015 caused investors to question the durability of the recovery, but subsequent releases indicated a continued modest expansion.

The Fund’s duration position, however, led to its underperformance as the portfolio earned less yield than that of the Index. Interest rates were essentially flat at the short end of the yield curve during the period, as such the longer-dated securities outperformed. The Fund’s average duration was approximately 1.3 versus 1.9 for the Index.

Given the unusually low levels of interest rates, we have maintained a short duration to protect the Fund from an ultimate rise in rates. Assuming that economy continues to grow at its recent trajectory, Fed is expected to begin gradually raising interest rates in 3Q’15.

We will continue to look for opportunity in this low interest rate environment and strive to protect the Fund from volatility across the globe. We will maintain our conservative approach toward credit and interest rate risk and seek to outperform over the long term on a risk-adjusted basis.

American Beacon Short-Term Bond FundSM

Performance Overview

April 30, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)

Verizon Communications, Inc., 1.35%, Due 6/9/2017		3.1
Citibank Credit Card Issuance Trust, 1.32%, Due 9/7/2018		3.1
Bank America Corp., 3.625%, Due 3/17/2016		2.8
National Credit Union Administration, 0.674%, Due 1/8/2020		2.5
National Credit Union Administration, 0.625%, Due 3/11/2020		2.4
Deutsche Bank AG/London, 3.25%, Due 1/11/2016		2.3
Wells Fargo & Company, 3.676%, Due 6/15/2016		2.2
Daimler Finance North America LLC, 3.00%, Due 3/28/2016, 144A		2.2
JPMorgan Chase & Co., 3.45%, Due 3/1/2016		2.2
Chrysler Capital Auto Receivables Trust, 0.91%, Due 4/16/2018, 144A		2.1

Total Fund Holdings	62

Sector Weightings (% Fixed Income)

Finance	30.4
Asset-Backed Obligations	23.9
U.S. Treasury Notes/Bonds	18.7
Manufacturing	7.9
Service	7.5
Telecommunications	6.9
Commercial Mortgage Backed Securities	2.8
Consumer	1.2
Utilities	0.7

The use of fixed-income securities entails interest rate and credit risks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

American Beacon FundsSM

Fund Expenses

April 30, 2015 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Fund Expenses

April 30, 2015 (Unaudited)

High Yield Bond Fund

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15
Institutional Class
Actual	$1,000.00	$995.08	$4.30
Hypothetical **	$1,000.00	$1,020.48	$4.36

Y Class
Actual	$1,000.00	$997.88	$4.76
Hypothetical **	$1,000.00	$1,020.03	$4.81

Investor Class
Actual	$1,000.00	$994.80	$5.39
Hypothetical **	$1,000.00	$1,019.39	$5.46

A Class
Actual	$1,000.00	$995.29	$5.05
Hypothetical **	$1,000.00	$1,019.74	$5.11

C Class
Actual	$1,000.00	$991.71	$8.74
Hypothetical **	$1,000.00	$1,016.02	$8.85

AMR Class
Actual	$1,000.00	$996.82	$2.92
Hypothetical **	$1,000.00	$1,021.87	$2.96

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.87%, 0.96%, 1.09%, 1.02%, 1.77%, and 0.59% for the Institutional, Y, Investor, A, C, and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Retirement Income and Appreciation Fund

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15
Y Class
Actual	$1,000.00	$1,021.85	$4.01
Hypothetical **	$1,000.00	$1,020.83	$4.01

Investor Class
Actual	$1,000.00	$1,020.28	$5.71
Hypothetical **	$1,000.00	$1,019.14	$5.71

A Class
Actual	$1,000.00	$1,020.26	$5.21
Hypothetical **	$1,000.00	$1,019.64	$5.21

C Class
Actual	$1,000.00	$1,016.66	$9.30
Hypothetical **	$1,000.00	$1,015.57	$9.30

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.80%, 1.14%, 1.04%, and 1.86% for the Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Intermediate Bond Fund

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15
Institutional Class
Actual	$1,000.00	$1,019.91	$1.60
Hypothetical **	$1,000.00	$1,023.21	$1.61

Y Class
Actual	$1,000.00	$1,018.81	$3.25
Hypothetical **	$1,000.00	$1,021.57	$3.26

Investor Class
Actual	$1,000.00	$1,018.77	$3.95
Hypothetical **	$1,000.00	$1,020.88	$3.96

A Class
Actual	$1,000.00	$1,018.22	$4.45
Hypothetical **	$1,000.00	$1,020.38	$4.46

C Class
Actual	$1,000.00	$1,013.34	$8.14
Hypothetical **	$1,000.00	$1,016.71	$8.15

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.32%, 0.65%, 0.79%, 0.89%, and 1.63% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Short-Term Bond Fund

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15
Institutional Class
Actual	$1,000.00	$1,003.40	$1.69
Hypothetical **	$1,000.00	$1,023.11	$1.71

Y Class
Actual	$1,000.00	$1,000.80	$3.17
Hypothetical **	$1,000.00	$1,021.62	$3.21

Investor Class
Actual	$1,000.00	$1,000.03	$3.92
Hypothetical **	$1,000.00	$1,020.88	$3.96

A Class
Actual	$1,000.00	$1,000.23	$3.72
Hypothetical **	$1,000.00	$1,021.08	$3.76

C Class
Actual	$1,000.00	$996.74	$7.23
Hypothetical **	$1,000.00	$1,017.55	$7.30

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.34%, 0.64%, 0.79%, 0.75%, and 1.46% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 0.14%
FINANCIALS - 0.05%
Other Finance - 0.05%
iPayment, Inc.A C D	28,688	$92

MANUFACTURING - 0.02%
Other Manufacturing – 0.00%
Liberty Tire Recycling LLCA B C	13,053	—

Paper & Forest Products - 0.02%
Catalyst Paper Corp.C D	8,426	28

Total Manufacturing		28

MATERIALS - 0.00%
Paper & Forest Products - 0.00%
Verso Corp.C	1,132	2

SERVICE - 0.06%
Communications - 0.06%
Cengage Learning Holdings II Inc.C	1,154	29
Cengage Learning Holdings II LPE	3,169	80

Total Service		109

TRANSPORTATION - 0.01%
Other Transportation - 0.01%
CEVA Holding LLCA B C F	22	17

Total Common Stocks (Cost $404)		248

PREFERRED STOCKS - 0.30%
AGENCY- 0.03%
Federal Home Loan Mortgage Corporation - 0.03%
Federal Home Loan Mortgage Corp., 1.00%, Due 12/31/2049C F	10,000	50

FINANCE - 0.27%
Banks - 0.27%
Ally Financial, Inc., 7.00%, Due 12/31/2049G	93	95
Countrywide Capital V, 7.00%, Due 11/01/2036	15,000	384

Total Finance		479

Total Preferred Stocks (Cost $727)		529

CONVERTIBLE OBLIGATIONS - 0.15% (Cost $522)
Energy - 0.15%
Goodrich Petroleum Corp., 5.00%, Due 10/1/2032	435	257

CONVERTIBLE PREFERRED STOCKS - 0.02% (Cost $68)
TRANSPORTATION - 0.02%
Other Transportation - 0.02%
CEVA Holding LLC, Series A-2A B C	49	36

RIGHTS - 0.05%
TRANSPORTATION - 0.05%
Other Transportation - 0.02%
Horizon Lines, Inc., Exercise price $0.051, Expires 9/27/2036, Acquired 5/27/2008 – 5/10/2012, Cost $541A C L M	3,581,642	80

FINANCE - 0.00%
Other Finance - 0.00%
iPayment Holdings, Inc., Exercise price $0.40, Expires 12/29/22, Acquired 12/19/2012 – 01/15/2014, Cost $71A C G M	115,286	17

Total Rights (Cost $612)		97

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 94.78%
Consumer - 3.39%
American Achievement Corp., 10.875%, Due 4/15/2016G	$355	$352
Beverages & More, Inc., 10.00%, Due 11/15/2018G	350	349
CEDC Finance Corp International, Inc., 10.00%, Due 4/30/2018H	150	141
Cott Beverages, Inc.,
6.75%, Due 1/1/2020G	300	314
5.375%, Due 7/1/2022G	240	231
Dean Foods Co., 6.50%, Due 3/15/2023G	425	438
Diamond Foods, Inc., 7.00%, Due 3/15/2019G	380	393
ESAL GmbH, 6.25%, Due 2/5/2023G	200	198
First Quality Finance Co. Inc., 4.625%, Due 5/15/2021G	364	342
Innovation Ventures LLC, 9.50%, Due 8/15/2019B G	375	386
JBS Investments GmbH, 7.75%, Due 10/28/2020G	425	461
JBS USA LLC / JBS USA Finance, Inc.,
8.25%, Due 2/1/2020B G	300	319
7.25%, Due 6/1/2021B G	200	211
5.875%, Due 7/15/2024B G	275	281
Marfrig Overseas Ltd., 9.50%, Due 5/4/2020G	340	332
Motors Liquidation Co., 8.375%, Due 7/15/2049A F I	1,570	—
Post Holdings, Inc.,
6.75%, Due 12/1/2021G	200	202
7.375%, Due 2/15/2022	300	311
6.00%, Due 12/15/2022G	100	98
Revlon Consumer Products Corp., 5.75%, Due 2/15/2021	340	340
Spectrum Brands, Inc., 6.625%, Due 11/15/2022	260	278

		5,977

Energy - 16.41%
Antero Resources Finance Corp., 6.00%, Due 12/1/2020	315	322
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, Due 11/15/2022B G	215	224
Bonanza Creek Energy, Inc., 5.75%, Due 2/1/2023	330	321
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, Due 4/15/2022E	600	491
California Resources Corp.,
5.50%, Due 9/15/2021	200	190
6.00%, Due 11/15/2024G	355	334
Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, Due 4/15/2023E G	300	307
Carrizo Oil & Gas, Inc., 7.50%, Due 9/15/2020	260	274
CGG S.A., 6.50%, Due 6/1/2021	600	486
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	200	172
8.25%, Due 9/1/2021	100	81
7.625%, Due 11/15/2022	797	637
CHC Helicopter S.A.,
9.25%, Due 10/15/2020	405	353
9.375%, Due 6/1/2021	65	44
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	300	309
6.875%, Due 11/15/2020	480	492
6.125%, Due 2/15/2021	350	352
5.75%, Due 3/15/2023	400	391
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019	500	478
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, Due 4/1/2023E G	200	209
CSI Compressco LP / Compressco Finance, Inc., 7.25%, Due 8/15/2022E G	200	182
DCP Midstream LLC,
5.35%, Due 3/15/2020B G	55	54
4.75%, Due 9/30/2021B G	100	95
6.75%, Due 9/15/2037B G	90	89
DCP Midstream Operating LP, 3.875%, Due 3/15/2023E	510	469
Drill Rigs Holdings, Inc., 6.50%, Due 10/1/2017G	200	173
Energy Transfer Equity LP, 7.50%, Due 10/15/2020E	600	675
Energy XXI Gulf Coast, Inc.,
11.00%, Due 3/15/2020G	205	196
7.50%, Due 12/15/2021	200	83
6.875%, Due 3/15/2024G	100	40

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
EnQuest PLC, 7.00%, Due 4/15/2022G J	$200	$156
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, Due 5/1/2020B	105	112
EPL Oil & Gas, Inc., 8.25%, Due 2/15/2018	300	235
EV Energy Partner LP, 8.00%, Due 4/15/2019E	430	413
Gastar Exploration, Inc., 8.625%, Due 5/15/2018	495	467
Genesis Energy LP / Genesis Energy Finance Corp., 5.75%, Due 2/15/2021E	420	417
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019	500	270
Gulfport Energy Corp., 7.75%, Due 11/1/2020	200	211
Halcon Resources Corp.,
9.75%, Due 7/15/2020	100	82
8.875%, Due 5/15/2021	400	312
9.25%, Due 2/15/2022	100	78
Hercules Offshore, Inc., 7.50%, Due 10/1/2021G	515	155
Linn Energy LLC / Linn Energy Finance Corp.,
6.25%, Due 11/1/2019B	100	85
8.625%, Due 4/15/2020B	500	455
7.75%, Due 2/1/2021B K	315	271
6.50%, Due 9/15/2021B	100	82
Magnum Hunter Resources Corp., 9.75%, Due 5/15/2020	925	841
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, Due 12/1/2024B	355	367
Matador Resources Company, 6.875%, Due 4/15/2023G	55	56
Memorial Production Partners LP / Memorial Production Finance Corp.,
7.625%, Due 5/1/2021E	440	430
6.875%, Due 8/1/2022E G	300	281
Memorial Resource Development Corp., 5.875%, Due 7/1/2022G	200	194
Midstates Petroleum Co., Inc./Midstates Petroleum Co., LLC, 9.25%, Due 6/1/2021B	616	326
NGPL PipeCo LLC,
9.625%, Due 6/1/2019B G	545	561
7.768%, Due 12/15/2037B G	135	149
Northern Oil and Gas, Inc., 8.00%, Due 6/1/2020	250	240
Oasis Petroleum, Inc., 6.875%, Due 3/15/2022	230	234
Ocean Rig UDW, Inc., 7.25%, Due 4/1/2019G	400	269
Offshore Group Investment Ltd.,
7.50%, Due 11/1/2019	200	132
7.125%, Due 4/1/2023	300	192
Paragon Offshore PLC, 7.25%, Due 8/15/2024G J	375	156
Penn Virginia Corp., 8.50%, Due 5/1/2020	865	842
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 6.50%, Due 5/15/2021E	300	320
PetroQuest Energy, Inc., 10.00%, Due 9/1/2017B	215	187
QEP Resources, Inc.,
5.375%, Due 10/1/2022	300	304
5.25%, Due 5/1/2023	400	401
Quicksilver Resources, Inc., 7.00%, Due 6/21/2019G I	200	127
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, Due 3/1/2022E	200	224
4.50%, Due 11/1/2023E	70	72
Resolute Energy Corp., 8.50%, Due 5/1/2020	380	213
Rex Energy Corp., 8.875%, Due 12/1/2020	305	262
Rice Energy, Inc.,
6.25%, Due 5/1/2022	400	402
7.25%, Due 5/1/2023G	260	270
Rockies Express Pipeline LLC, 6.875%, Due 4/15/2040B G	730	796
Sabine Pass Liquefaction LLC,
5.625%, Due 2/1/2021B	825	843
6.25%, Due 3/15/2022B	320	336
5.625%, Due 4/15/2023B	300	303
5.75%, Due 5/15/2024B	475	480
Sabine Pass LNG LP, 7.50%, Due 11/30/2016E	295	315
Samson Investment Co., 9.75%, Due 2/15/2020	365	44
Sanchez Energy Corp.,
7.75%, Due 6/15/2021	400	417
6.125%, Due 1/15/2023	870	852
SandRidge Energy, Inc., 8.125%, Due 10/15/2022	475	323
Seven Generations Energy Ltd., 6.75%, Due 5/1/2023G	105	107

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Seventy Seven Energy, Inc., 6.50%, Due 7/15/2022	$405	$232
Talos Production LLC, 9.75%, Due 2/15/2018B G	375	323
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
6.375%, Due 8/1/2022E	240	253
5.25%, Due 5/1/2023E	155	158
Transocean, Inc., 3.00%, Due 10/15/2017	395	381
Triangle USA Petroleum Corp., 6.75%, Due 7/15/2022G	465	398
Ultra Petroleum Corp., 6.125%, Due 10/1/2024G	400	353
W&T Offshore, Inc., 8.50%, Due 6/15/2019	500	358
Western Refining Logistics LP / WNRL Finance Corp., 7.50%, Due 2/15/2023E G	265	276
Western Refining, Inc., 6.25%, Due 4/1/2021	235	237
Whiting Canadian Holding Co. ULC, 8.125%, Due 12/1/2019	205	218
Whiting Petroleum Corp., 5.00%, Due 3/15/2019	145	145
WPX Energy, Inc., 6.00%, Due 1/15/2022	420	412

		28,936

Finance - 8.25%
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 5.00%, Due 10/1/2021G	200	214
Ally Financial, Inc.,
4.125%, Due 2/13/2022	150	147
8.00%, Due 11/1/2031	220	276
Argos Merger Sub, Inc., 7.125%, Due 3/15/2023G	560	588
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC, 7.875%, Due 12/15/2020B G	325	335
Banco do Brasil SA/Cayman, 9.00%, Due 6/29/2049G	150	139
Bank of America Corp., 8.125%, Due 12/29/2049F	600	648
Bank One Capital III, 8.75%, Due 9/1/2030	275	403
CIT Group, Inc., 5.00%, Due 8/15/2022	800	824
Citigroup, Inc., 6.30%, Due 12/29/2049	600	607
Cogent Communications Finance, Inc., 5.625%, Due 4/15/2021G	355	351
Communications Sales & Leasing, Inc.,
6.00%, Due 4/15/2023G	140	141
8.25%, Due 10/15/2023G	150	154
E*Trade Financial Corp.,
5.375%, Due 11/15/2022	100	106
4.625%, Due 9/15/2023	200	204
Fly Leasing Ltd., 6.375%, Due 10/15/2021	225	226
Genworth Holdings, Inc.,
7.70%, Due 6/15/2020	275	298
6.50%, Due 6/15/2034	125	114
6.15%, Due 11/15/2066F	275	173
Geo Group, Inc., 5.125%, Due 4/1/2023	620	638
Goldman Sachs Group, Inc., 5.375%, Due 12/29/2049	295	295
Horizon Pharma Financing, Inc., 6.625%, Due 5/1/2023G	200	203
HUB International Ltd., 7.875%, Due 10/1/2021G	380	392
Intesa Sanpaolo S.p.A., 5.017%, Due 6/26/2024G	345	348
iStar Financial, Inc., 5.00%, Due 7/1/2019	470	468
JPMorgan Chase & Co., 6.00%, Due 12/31/2049	600	617
Navient Corp.,
8.45%, Due 6/15/2018B	100	112
5.50%, Due 1/15/2019	600	610
Neuberger Berman Group LLC / Neuberger Berman Finance Corp., 5.875%, Due 3/15/2022B G	400	431
OneMain Financial Holdings, Inc., 7.25%, Due 12/15/2021G	300	318
Popular, Inc., 7.00%, Due 7/1/2019	350	354
Provident Funding Associates LP / PFG Finance Corp., 6.75%, Due 6/15/2021E G	400	381
Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, Due 12/1/2021B G	470	481
ROC Finance LLC / ROC Finance 1 Corp., 12.125%, Due 9/1/2018B G	675	724
Royal Bank of Scotland Group PLC, 6.125%, Due 12/15/2022J	900	997
Stena AB, 7.00%, Due 2/1/2024G	200	192
Stena International S.A., 5.75%, Due 3/1/2024G	650	610
TMX Finance LLC / TitleMax Finance Corp., 8.50%, Due 9/15/2018B G	590	422

		14,541

Gas - 0.22%
NGL Energy Partners LP / NGL Energy Finance Corp., 5.125%, Due 7/15/2019E	400	393

Manufacturing - 20.73%
Advanced Micro Devices, Inc., 7.50%, Due 8/15/2022	850	697

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
AECOM Technology Corp., 5.75%, Due 10/15/2022G	$185	$191
Alcoa, Inc., 5.125%, Due 10/1/2024	330	356
Aleris International, Inc., 7.875%, Due 11/1/2020	300	310
Alpha Natural Resources, Inc., 7.50%, Due 8/1/2020G	220	80
ArcelorMittal,
6.25%, Due 3/1/2021F	1,000	1,045
7.00%, Due 2/25/2022F	355	386
Arch Coal, Inc., 8.00%, Due 1/15/2019G	270	112
Ardagh Finance Holdings S.A., 8.625%, Due 6/15/2019D G	275	294
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.,
6.25%, Due 1/31/2019G J	350	357
7.00%, Due 11/15/2020G J	106	108
6.75%, Due 1/31/2021G J	400	415
Axalta Coating Systems US Holdings Inc. / Axalta Coating Systems Dutch Holding B, 7.375%, Due 5/1/2021G	150	163
Axiall Corp., 4.875%, Due 5/15/2023	380	384
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018G	300	287
Beverage Packaging Holdings Luxembourg II SA, 6.00%, Due 6/15/2017G	345	349
Blackboard, Inc., 7.75%, Due 11/15/2019G	400	384
BMC Software Finance, Inc., 8.125%, Due 7/15/2021G	500	459
Bombardier, Inc., 7.50%, Due 3/15/2025G	300	297
Boxer Parent Company, Inc., 9.00%, Due 10/15/2019D G	425	349
Catalyst Paper Corp., 11.00%, Due 10/30/2017D	146	134
CDW LLC / CDW Finance Corp.,
5.00%, Due 9/1/2023B	130	134
5.50%, Due 12/1/2024B	145	154
Cemex Finance LLC,
9.375%, Due 10/12/2022B G	300	342
6.00%, Due 4/1/2024B G	200	205
Cemex SAB de CV,
5.70%, Due 1/11/2025G	200	200
6.125%, Due 5/5/2025G	200	205
CNH Industrial Capital LLC, 3.375%, Due 7/15/2019B G	45	44
CONSOL Energy, Inc.,
5.875%, Due 4/15/2022	100	92
8.00%, Due 4/1/2023G	400	406
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.125%, Due 7/15/2020B G	475	413
CPG Merger Sub LLC, 8.00%, Due 10/1/2021B G	365	382
Dell, Inc.,
6.50%, Due 4/15/2038	80	84
5.40%, Due 9/10/2040	320	297
Eagle Spinco, Inc., 4.625%, Due 2/15/2021	390	395
Eco Services Operations LLC / Eco Finance Corp., 8.50%, Due 11/1/2022B G	175	179
Eldorado Gold Corp., 6.125%, Due 12/15/2020G	600	590
FCA US LLC / CG Co-Issuer, Inc., 8.00%, Due 6/15/2019B	275	288
Fiat Chrysler Automobiles N.V.,
4.50%, Due 4/15/2020G	295	297
5.25%, Due 4/15/2023G	500	505
First Data Corp.,
8.25%, Due 1/15/2021G	700	741
11.75%, Due 8/15/2021	320	367
First Quantum Minerals Ltd.,
6.75%, Due 2/15/2020G	300	279
7.00%, Due 2/15/2021G	400	373
FMG Resources August 2006 Property Ltd.,
6.875%, Due 2/1/2018G	222	230
9.75%, Due 3/1/2022G	500	515
6.875%, Due 4/1/2022G	100	76
Gardner Denver, Inc., 6.875%, Due 8/15/2021G	585	544
Gates Global LLC / Gates Global Co., 6.00%, Due 7/15/2022B G	290	270
Gibraltar Industries, Inc., 6.25%, Due 2/1/2021	350	355
Goodyear Tire & Rubber Co., 6.50%, Due 3/1/2021	500	528
Griffon Corp., 5.25%, Due 3/1/2022	290	293
Horsehead Holding Corp., 10.50%, Due 6/1/2017G	200	217
INEOS Group Holdings S.A., 5.875%, Due 2/15/2019G	200	203

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Infor US, Inc., 6.50%, Due 5/15/2022G	$400	$411
K Hovnanian Enterprises, Inc.,
8.00%, Due 11/1/2019G	195	189
7.25%, Due 10/15/2020G	230	241
KB Home, 7.50%, Due 9/15/2022	500	523
Kratos Defense & Security Solutions, Inc., 7.00%, Due 5/15/2019	275	245
Liberty Tire Recycling LLC, 11.00%, Due 3/31/2021A B D G	334	267
Magnetation LLC / Mag Finance Corp., 11.00%, Due 5/15/2018B G	335	85
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018G I	200	10
Milacron LLC, 7.75%, Due 2/15/2021B G	315	328
Momentive Performance Materials, Inc., 3.88%, Due 10/24/2021	305	273
Murray Energy Corp., 11.25%, Due 4/15/2021G	200	204
Navistar International Corp., 8.25%, Due 11/1/2021	295	292
NCR Corp.,
5.875%, Due 12/15/2021	275	282
6.375%, Due 12/15/2023	345	363
New Gold, Inc., 6.25%, Due 11/15/2022G	170	168
Norbord, Inc., 6.25%, Due 4/15/2023G	275	278
Norske Skog Holding AS, 8.00%, Due 2/24/2021G	252	194
Nova Chemicals Corp., 5.00%, Due 5/1/2025G	195	205
Nuance Communications, Inc., 5.375%, Due 8/15/2020G	450	455
Nufarm Australia Ltd., 6.375%, Due 10/15/2019G	255	260
Owens-Brockway Glass Container, Inc., 5.00%, Due 1/15/2022G	300	308
Park Ohio Industries, Inc., 8.125%, Due 4/1/2021	490	524
Peabody Energy Corp.,
6.25%, Due 11/15/2021	400	240
10.00%, Due 3/15/2022G	405	342
Pittsburgh Glass Works LLC, 8.00%, Due 11/15/2018B G	191	202
Plastipak Holdings, Inc., 6.50%, Due 10/1/2021G	230	236
Platform Specialty Products Corp., 6.50%, Due 2/1/2022G	200	209
Polymer Group, Inc., 6.875%, Due 6/1/2019G	300	285
Rain CII Carbon LLC / CII Carbon Corp., 8.25%, Due 1/15/2021B G	300	278
Rayonier AM Products, Inc., 5.50%, Due 6/1/2024G	500	439
Reliance Intermediate Holdings LP, 6.50%, Due 4/1/2023B G	255	267
Rentech Nitrogen Partners LP, 6.50%, Due 4/15/2021E G	235	234
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
8.50%, Due 5/15/2018B	200	205
9.00%, Due 4/15/2019B	300	314
5.75%, Due 10/15/2020B	110	115
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.25%, Due 2/15/2021B	300	319
Rockwood Specialties Group, Inc., 4.625%, Due 10/15/2020	365	381
Shea Homes LP / Shea Homes Funding Corp., 5.875%, Due 4/1/2023E G	300	308
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, Due 5/1/2022G	425	425
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	625	783
Springs Industries, Inc., 6.25%, Due 6/1/2021	265	262
SRA International, Inc., 11.00%, Due 10/1/2019	200	212
Stackpole International Intermediate Co., 7.75%, Due 10/15/2021G	460	458
SunGard Availability Services Capital, Inc., 8.75%, Due 4/1/2022G	700	493
SunGard Data Systems, Inc., 6.625%, Due 11/1/2019	260	271
Taylor Morrison Communities Inc / Monarch Communities, Inc.,
5.25%, Due 4/15/2021G	445	446
5.875%, Due 4/15/2023G	485	496
5.625%, Due 3/1/2024G	300	297
Terex Corp., 6.00%, Due 5/15/2021	215	218
TPC Group, Inc., 8.75%, Due 12/15/2020G	800	763
TransDigm, Inc.,
7.50%, Due 7/15/2021	385	414
6.00%, Due 7/15/2022	475	478
6.50%, Due 7/15/2024	100	101
US Concrete, Inc., 8.50%, Due 12/1/2018	295	314
Verso Paper Holdings LLC / Verso Paper, Inc.,
11.75%, Due 1/15/2019B	1,099	791
Viasystems, Inc., 7.875%, Due 5/1/2019G	120	126
William Lyon Homes, Inc., 8.50%, Due 11/15/2020	345	374
Wolverine World Wide, Inc., 6.125%, Due 10/15/2020	265	282

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Xerium Technologies, Inc., 8.875%, Due 6/15/2018	$395	$410
ZF North America Capital, Inc., 4.75%, Due 4/29/2025G	300	301

		36,554

Service - 30.19%
New Red Finance, Inc., 6.00%, Due 4/1/2022G	400	413
24 Hour Holdings III LLC, 8.00%, Due 6/1/2022B G	300	266
Acadia Healthcare Co., Inc., 5.125%, Due 7/1/2022	325	324
ADT Corp., 4.875%, Due 7/15/2042	255	213
Ahern Rentals, Inc., 7.375%, Due 5/15/2023G	558	560
Alere, Inc., 6.50%, Due 6/15/2020	285	296
Amsurg Corp., 5.625%, Due 7/15/2022	300	305
Biomet, Inc., 6.50%, Due 10/1/2020	325	341
Bon-Ton Department Stores, Inc., 8.00%, Due 6/15/2021	375	313
Boyd Gaming Corp., 9.00%, Due 7/1/2020	455	491
Caesars Entertainment Operating Co., Inc.,
11.25%, Due 6/1/2017I	1,100	827
12.75%, Due 4/15/2018I	400	80
9.00%, Due 2/15/2020I	200	154
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, Due 10/1/2020B I	510	510
Carrols Restaurant Group, Inc., 8.00%, Due 5/1/2022G	600	623
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.25%, Due 9/30/2022B	600	600
5.125%, Due 5/1/2023B G	275	272
Cengage Learning Acquisitions, Inc., Escrow, 11.50%, Due 4/15/2020A G I	75	—
Cenveo Corp.,
11.50%, Due 5/15/2017	1,170	1,185
6.00%, Due 8/1/2019G	375	349
8.50%, Due 9/15/2022G	380	318
Chinos Intermediate Holdings A, Inc., 7.75%, Due 5/1/2019D G	105	90
CHS/Community Health Systems, Inc.,
8.00%, Due 11/15/2019	200	212
7.125%, Due 7/15/2020	300	322
5.125%, Due 8/1/2021	300	311
6.875%, Due 2/1/2022	535	567
Clean Harbors, Inc., 5.125%, Due 6/1/2021	275	281
Clear Channel Worldwide Holdings, Inc.,
7.625%, Due 3/15/2020	530	558
6.50%, Due 11/15/2022	525	550
Concordia Healthcare Corp., 7.00%, Due 4/15/2023G	200	203
Covanta Holding Corp., 5.875%, Due 3/1/2024	375	388
CSC Holdings LLC, 6.75%, Due 11/15/2021B	975	1,101
CST Brands, Inc., 5.00%, Due 5/1/2023	490	505
Cumulus Media Holdings, Inc., 7.75%, Due 5/1/2019	870	837
CyrusOne LP / CyrusOne Finance Corp., 6.375%, Due 11/15/2022E	330	348
DaVita HealthCare Partners, Inc., 5.75%, Due 8/15/2022	200	213
DISH DBS Corp.,
7.875%, Due 9/1/2019	230	260
5.875%, Due 7/15/2022	880	887
5.00%, Due 3/15/2023	200	190
5.875%, Due 11/15/2024	100	99
DPx Holdings BV, 7.50%, Due 2/1/2022G	220	231
DreamWorks Animation SKG, Inc., 6.875%, Due 8/15/2020G	600	600
Endo Finance LLC / Endo Finco, Inc., 5.375%, Due 1/15/2023B G	275	271
Endo Finance LLC / Endo Ltd / Endo Finco, Inc., 6.00%, Due 2/1/2025B G	465	477
Equinix, Inc.,
5.375%, Due 1/1/2022	270	280
5.375%, Due 4/1/2023	580	599
Family Tree Escrow LLC, 5.75%, Due 3/1/2023B G	905	950
Felcor Lodging LP, 5.625%, Due 3/1/2023E	275	286
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015B F G I K	800	4
Golden Nugget Escrow, Inc., 8.50%, Due 12/1/2021G	370	390
Gray Television, Inc., 7.50%, Due 10/1/2020	670	712
Guitar Center, Inc., 9.625%, Due 4/15/2020G	475	373

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
HCA, Inc.,
7.50%, Due 2/15/2022	$300	$351
5.875%, Due 3/15/2022	200	224
4.75%, Due 5/1/2023	350	368
5.875%, Due 5/1/2023	500	541
5.25%, Due 4/15/2025	100	108
Hertz Corp.,
6.75%, Due 4/15/2019	200	207
6.25%, Due 10/15/2022	400	414
iHeartCommunications, Inc.,
10.00%, Due 1/15/2018	795	696
9.00%, Due 3/1/2021	1,470	1,408
International Game Technology, Inc.,
6.25%, Due 2/15/2022G	325	321
6.50%, Due 2/15/2025G	700	678
iPayment, Inc., 9.50%, Due 12/15/2019G	334	311
Isle of Capri Casinos, Inc., 8.875%, Due 6/15/2020	270	296
Jaguar Holding Co. I, 9.375%, Due 10/15/2017D G	400	409
JC Penney Corp., Inc.,
7.95%, Due 4/1/2017	585	605
8.125%, Due 10/1/2019	325	325
JLL/Delta Dutch Pledgeco B.V., 8.75%, Due 5/1/2020G	225	227
Jo-Ann Stores Holdings, Inc., 9.75%, Due 10/15/2019D G	295	285
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, Due 11/1/2019	305	332
L Brands, Inc., 5.625%, Due 10/15/2023	235	262
Landry’s, Inc., 9.375%, Due 5/1/2020G	400	428
LBI Media, Inc.,
10.00%, Due 4/15/2019G	285	296
4.25%, Due 4/15/2020D G	345	357
Lee Enterprises, Inc., 9.50%, Due 3/15/2022G	515	528
LIN Television Corp., 5.875%, Due 11/15/2022G	280	288
Marina District Finance Co. Inc, 9.875%, Due 8/15/2018	325	339
McGraw-Hill Global Education Holdings LLC, 9.75%, Due 4/1/2021B	310	343
Men’s Wearhouse, Inc., 7.00%, Due 7/1/2022G	490	519
MGM Resorts International,
6.75%, Due 10/1/2020	335	361
6.625%, Due 12/15/2021	615	658
7.75%, Due 3/15/2022	375	421
Midcontinent Communications & Finance Corp., 6.25%, Due 8/1/2021G	490	510
Monitronics International, Inc., 9.125%, Due 4/1/2020	360	356
MTR Gaming Group, Inc., 11.50%, Due 8/1/2019D	295	318
NetFlix, Inc., 5.875%, Due 2/15/2025G	400	426
Nexstar Broadcasting, Inc.,
6.125%, Due 2/15/2022G	250	259
6.875%, Due 11/15/2020	735	779
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co B, Inc., 10.50%, Due 1/15/2020	500	528
Numericable-SFR SAS, 6.25%, Due 5/15/2024G	275	283
PF Chang’s China Bistro, Inc., 10.25%, Due 6/30/2020G	500	516
Pinnacle Entertainment, Inc., 7.75%, Due 4/1/2022	215	238
Quad/Graphics, Inc., 7.00%, Due 5/1/2022	400	385
Radio One, Inc., 9.25%, Due 2/15/2020G	1,275	1,204
Radio Systems Corp., 8.375%, Due 11/1/2019G	200	216
Rite Aid Corp., 6.125%, Due 4/1/2023G	160	166
Ruby Tuesday, Inc., 7.625%, Due 5/15/2020	300	306
Sabre GLBL, Inc., 5.375%, Due 4/15/2023G	400	408
Scientific Games International, Inc.,
6.625%, Due 5/15/2021G	390	285
7.00%, Due 1/1/2022G	700	729
10.00%, Due 12/1/2022G	670	621
Select Medical Corp., 6.375%, Due 6/1/2021	460	458
Serta Simmons Holdings LLC, 8.125%, Due 10/1/2020B G	425	451
Service Corp International, 7.50%, Due 4/1/2027	475	556
Sirius XM Radio, Inc.,
6.00%, Due 7/15/2024G	500	519

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
5.375%, Due 4/15/2025G	$380	$382
SiTV LLC / SiTV Finance, Inc., 10.375%, Due 7/1/2019B G	810	705
Sugarhouse HSP Gaming Prop Mezz LP, 6.375%, Due 6/1/2021E G	625	595
Tenet Healthcare Corp.,
5.00%, Due 3/1/2019G	300	298
8.125%, Due 4/1/2022	665	725
6.875%, Due 11/15/2031	250	234
United Rentals North America, Inc., 7.625%, Due 4/15/2022	305	336
Unitymedia KabelBW GmbH, 6.125%, Due 1/15/2025G	300	313
Universal Hospital Services, Inc., 7.625%, Due 8/15/2020	325	285
Univision Communications, Inc., 5.125%, Due 2/15/2025G	425	428
Valeant Pharmaceuticals International, Inc.,
7.50%, Due 7/15/2021G	200	217
5.625%, Due 12/1/2021G	350	359
5.50%, Due 3/1/2023G	100	101
5.875%, Due 5/15/2023G	525	539
Visant Corp., 10.00%, Due 10/1/2017	655	571
VPI Escrow Corp., 6.375%, Due 10/15/2020G	920	969
WMG Acquisition Corp.,
5.625%, Due 4/15/2022G	500	507
6.75%, Due 4/15/2022G	525	499
Wynn Macau Ltd., 5.25%, Due 10/15/2021G	200	188

		53,209

Telecommunications - 10.88%
Altice S.A.,
7.75%, Due 5/15/2022G	500	505
7.625%, Due 2/15/2025G	255	258
Avanti Communications Group PLC, 10.00%, Due 10/1/2019G L	375	356
Avaya, Inc.,
9.00%, Due 4/1/2019G	350	361
10.50%, Due 3/1/2021G	200	176
Brightstar Corp., 9.50%, Due 12/1/2016G	250	260
CenturyLink, Inc.,
5.80%, Due 3/15/2022	300	311
6.75%, Due 12/1/2023	300	325
Colombia Telecomunicaciones SA ESP, 8.50%, Due 12/29/2049G	300	309
CommScope, Inc.,
5.00%, Due 6/15/2021G	175	175
5.50%, Due 6/15/2024G	175	176
Digicel Group Ltd.,
8.25%, Due 9/30/2020G	300	309
7.125%, Due 4/1/2022G	500	473
Digicel Ltd., 6.00%, Due 4/15/2021G	200	194
EarthLink Holdings Corp.,
8.875%, Due 5/15/2019	255	265
7.375%, Due 6/1/2020	360	374
Frontier Communications Corp.,
8.50%, Due 4/15/2020	100	111
8.75%, Due 4/15/2022	100	110
7.875%, Due 1/15/2027	300	298
Hughes Satellite Systems Corp., 7.625%, Due 6/15/2021	300	335
Intelsat Jackson Holdings S.A.,
7.25%, Due 10/15/2020	300	309
7.50%, Due 4/1/2021	300	312
6.625%, Due 12/15/2022	610	602
Intelsat Luxembourg S.A., 7.75%, Due 6/1/2021	760	698
Level 3 Communications, Inc., 5.75%, Due 12/1/2022	265	272
Level 3 Financing, Inc.,
5.375%, Due 8/15/2022	280	286
5.125%, Due 5/1/2023	225	224
Millicom International Cellular S.A., 6.625%, Due 10/15/2021G	400	426
NII Capital Corp.,
10.00%, Due 8/15/2016I	600	263
7.625%, Due 4/1/2021I	390	117

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
NII International Telecom SCA, 7.875%, Due 8/15/2019G I	$305	$282
Nokia OYJ, 6.625%, Due 5/15/2039	575	687
Oi S.A., 5.75%, Due 2/10/2022G	200	168
Sprint Capital Corp., 8.75%, Due 3/15/2032	500	513
Sprint Corp.,
7.875%, Due 9/15/2023	670	673
7.125%, Due 6/15/2024	200	192
Sprint Nextel Corp.,
7.00%, Due 3/1/2020G	100	111
7.00%, Due 8/15/2020	570	579
11.50%, Due 11/15/2021	515	626
6.00%, Due 11/15/2022	600	567
Telecom Italia SpA, 5.303%, Due 5/30/2024G	565	595
T-Mobile USA, Inc.,
6.542%, Due 4/28/2020	100	105
6.633%, Due 4/28/2021	270	285
6.125%, Due 1/15/2022	300	309
6.50%, Due 1/15/2024	100	104
6.375%, Due 3/1/2025	100	103
Virgin Media Finance PLC, 6.375%, Due 4/15/2023G J	255	268
Virgin Media Secured Finance PLC,
5.50%, Due 1/15/2025G J	600	612
5.25%, Due 1/15/2026G	725	721
WaveDivision Escrow LLC / WaveDivision Escrow Corp., 8.125%, Due 9/1/2020B G	295	313
Wind Acquisition Finance S.A.,
4.75%, Due 7/15/2020G	300	300
7.375%, Due 4/23/2021G	1,020	1,044
Windstream Services LLC,
7.75%, Due 10/15/2020B	140	144
7.75%, Due 10/1/2021B	410	403
7.50%, Due 6/1/2022B	295	281

		19,175

Transportation - 1.87%
Eletson Holdings, 9.625%, Due 1/15/2022G	265	259
Florida East Coast Holdings Corp., 6.75%, Due 5/1/2019G	200	199
Global Ship Lease, Inc., 10.00%, Due 4/1/2019G	400	420
HD Supply, Inc., 7.50%, Due 7/15/2020	885	949
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, Due 2/15/2021E	665	658
Syncreon Group BV, 8.625%, Due 11/1/2021G	400	324
Watco Cos. LLC, 6.375%, Due 4/1/2023B G	475	482

		3,291

Utilities - 2.84%
AES Corp.,
3.262%, Due 6/1/2019F	205	205
5.50%, Due 4/15/2025	155	153
Calpine Corp.,
5.375%, Due 1/15/2023	190	192
5.75%, Due 1/15/2025	790	793
Dynegy, Inc., 7.625%, Due 11/1/2024G I	280	301
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.00%, Due 12/1/2020B I	575	30
GenOn Energy, Inc., 9.50%, Due 10/15/2018	390	405
Illinois Power Generating Co., 7.00%, Due 4/15/2018	345	334
InterGen N.V., 7.00%, Due 6/30/2023G	600	578
MPM Escrow LLC, 8.875%, Due 10/15/2020A B I	305	—
NRG Energy, Inc.,
7.875%, Due 5/15/2021	505	540
6.25%, Due 7/15/2022	515	534
6.25%, Due 5/1/2024	170	174
NRG Yield Operating LLC, 5.375%, Due 8/15/2024B G	300	311
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.50%, Due 10/1/2020B G I	700	460

		5,010

Total Corporate Obligations (Cost $174,354)		167,086

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 2.79% (Cost $4,921)
JPMorgan U.S. Government Money Market Fund, Capital Class	4,921,250	$4,921

TOTAL INVESTMENTS - 98.24% (Cost $181,608)		173,174
OTHER ASSETS, NET OF LIABILITIES - 1.76%		3,120

TOTAL NET ASSETS - 100.00%		$176,294

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $509 or 0.29% of net assets.
B	LLC - Limited Liability Company.
C	Non-income producing security.
D	PIK - Payment in Kind.
E	LP - Limited Partnership.
F	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $77,611 or 44.03% of net assets. The Fund has no right to demand registration of these securities.
H	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
I	In Default.
J	PLC - Public Limited Company.
K	Non-voting participating shares.
L	Illiquid.
M	Call.

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 1.05%
CONSUMER DISCRETIONARY- 0.26%
Household Durables - 0.26%
Lennar Corp., Class A	5,780	$265

FINANCIALS - 0.17%
Real Estate Investment Trusts - 0.17%
Health Care REIT, Inc., 6.50%, Due	2,680	171

HEALTH CARE - 0.32%
Pharmaceuticals - 0.32%
Mylan N.V.A	4,725	341

INFORMATION TECHNOLOGY - 0.30%
Computers & Peripherals - 0.30%
Apple, Inc.	2,485	311

Total Common Stocks (Cost $847)		1,088

PREFERRED STOCKS - 3.49%
CONSUMER - 0.47%
Consumer Products - 0.47%
Post Holdings, Inc., 5.25%, Due 6/1/2017	1,100	105
Tyson Foods, Inc., 4.75%, Due 7/15/2017	7,700	378

Total Consumer		483

ENERGY - 0.73%
Oil & Gas - 0.73%
Chesapeake Energy Corp., 5.75%, Due 12/31/2049B H	495	467
Southwestern Energy Co., 6.25%, Due 1/15/2018	4,750	282

Total Energy		749

FINANCE - 1.06%
Other Finance - 0.49%
AMG Capital Trust II, 5.15%, Due 10/15/2037	8,300	506

Real Estate Investment Trusts - 0.57%
American Tower Corp., 5.25%, Due 5/15/2017	3,360	349
Crown Castle International Corp., 4.50%, Due 11/1/2016	2,380	249

		598

MANUFACTURING - 0.61%
Aerospace & Defense - 0.23%
United Technologies Corp., 7.50%, Due 8/1/2015	4,105	241

Machinery - 0.38%
Stanley Black & Decker, Inc., 4.75%, Due 11/17/2015	2,850	390

UTILITIES - 0.62%
Electric - 0.62%
Dominion Resources, Inc., 6.38%, Due 7/1/2017	2,320	115
Exelon Corp., 6.50%, Due 6/1/2017	5,275	260
NextEra Energy, Inc., 5.80%, Due 9/1/2016	4,620	263

Total Utilities		638

Total Preferred Stocks (Cost $3,625)		3,605

	Par Amount
	(000s)
CONVERTIBLE PREFERRED STOCKS - 2.36%
FINANCE - 1.22%
Bank – 1.11%
Bank of America Corp., 7.25%, Due 12/31/2049	$440	510
Wells Fargo & Co., 7.50%, Due 12/31/2049	520	634

Total Banks		1,144

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Real Estate Investment Trusts - 0.11%
Weyerhaeuser Co., 6.38%, Due 7/1/2016	$2,220	$118

SERVICE - 0.94%
Other Service - 0.19%
Amsurg Corp., 5.25%, Due 7/1/2017	1,525	192

Pharmaceuticals - 0.75%
Actavis PLC, 5.50%, Due 3/1/2018D	775	776

TELECOMMUNICATIONS - 0.20%
Telecom - 0.20%
T-Mobile US, Inc., 5.50%, Due 12/15/2017	3,350	209

Total Convertible Preferred Stocks (Cost $2,453)		2,439

CONVERTIBLE OBLIGATIONS - 17.29%
Consumer - 0.27%
Jarden Corp.,
1.50%, Due 6/15/2019	100	138
1.125%, Due 3/15/2034	120	139

		277

Energy - 0.77%
SEACOR Holdings, Inc., 2.50%, Due 12/15/2027	245	254
Stone Energy Corp., 1.75%, Due 3/1/2017	109	102
Whiting Petroleum Corp., 1.25%, Due 4/1/2020B	370	441

		797

Finance - 2.05%
Anthem, Inc., 2.75%, Due 10/15/2042	415	836
Ares Capital Corp., 4.75%, Due 1/15/2018	480	504
MGIC Investment Corp., 2.00%, Due 4/1/2020	81	127
Molina Healthcare, Inc., 1.625%, Due 8/15/2044	240	284
Portfolio Recovery Associates, Inc., 3.00%, Due 8/1/2020	34	37
Spirit Realty Capital, Inc., 2.875%, Due 5/15/2019	220	217
Starwood Waypoint Residential Trust, 3.00%, Due 7/1/2019B	115	112

		2,117

Manufacturing - 8.33%
Citrix Systems, Inc., 0.50%, Due 4/15/2019B	340	361
Danaher Corp., %, Due 1/22/2021	150	356
Fiat Chrysler Automobiles N.V., 7.875%, Due 12/15/2016G	191	246
Intel Corp., 3.25%, Due 8/1/2039	315	513
InvenSense, Inc., 1.75%, Due 11/1/2018	225	217
Lam Research Corp., 0.50%, Due 5/15/2016	425	537
Medidata Solutions, Inc., 1.00%, Due 8/1/2018	167	196
Mentor Graphics Corp., 4.00%, Due 4/1/2031	90	113
Microchip Technology, Inc., 1.625%, Due 2/15/2025B	260	266
Micron Technology, Inc., 3.00%, Due 11/15/2043	475	537
NVIDIA Corp., 1.00%, Due 12/1/2018	505	618
ON Semiconductor Corp., 2.625%, Due 12/15/2026	220	273
Red Hat, Inc., 0.25%, Due 10/1/2019B	130	159
Rovi Corp., 0.50%, Due 3/1/2020B	260	252
Salesforce.com, Inc., 0.25%, Due 4/1/2018	660	825
SanDisk Corp., 0.50%, Due 10/15/2020	465	478
ServiceNow, Inc., %, Due 11/1/2018	162	194
Standard Pacific Corp., 1.25%, Due 8/1/2032	215	251
SunEdison, Inc., 0.25%, Due 1/15/2020B	280	315
SunPower Corp., 0.75%, Due 6/1/2018	205	291
Synchronoss Technologies, Inc., 0.75%, Due 8/15/2019	545	629
Tesla Motors, Inc.,
0.25%, Due 3/1/2019	120	113
1.25%, Due 3/1/2021	360	332

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000s)	(000’s)
Verint Systems, Inc., 1.50%, Due 6/1/2021	$230	$268
Workday, Inc., 0.75%, Due 7/15/2018	210	264

		8,604

Service - 5.71%
Acorda Therapeutics, Inc., 1.75%, Due 6/15/2021	215	211
AOL, Inc., 0.75%, Due 9/1/2019B	240	242
BioMarin Pharmaceutical, Inc.,
0.75%, Due 10/15/2018	156	213
1.50%, Due 10/15/2020	155	217
Cepheid, Inc., 1.25%, Due 2/1/2021	110	121
Depomed, Inc., 2.50%, Due 9/1/2021	129	181
Emergent Biosolutions, Inc., 2.875%, Due 1/15/2021	110	130
Euronet Worldwide, Inc., 1.50%, Due 10/1/2044B	130	142
Gilead Sciences, Inc., 1.625%, Due 5/1/2016	55	243
HealthSouth Corp., 2.00%, Due 12/1/2043	230	290
Hologic, Inc., 2.00%, Due 3/1/2042E	215	269
Horizon Pharma Investment Ltd., 2.50%, Due 3/15/2022B	200	249
Illumina, Inc.,
0.25%, Due 3/15/2016	55	121
0.01%, Due 6/15/2019B	125	140
0.50%, Due 6/15/2021B	115	133
Integra LifeSciences Holdings Corp., 1.625%, Due 12/15/2016	440	496
Isis Pharmaceuticals, Inc., 1.00%, Due 11/15/2021B	120	130
Liberty Interactive LLC, 0.75%, Due 3/30/2043C	200	290
Liberty Media Corp., 1.375%, Due 10/15/2023	250	250
LinkedIn Corp., 0.50%, Due 11/1/2019B	260	289
NuVasive, Inc., 2.75%, Due 7/1/2017	45	56
Priceline Group, Inc., 0.35%, Due 6/15/2020	560	661
Twitter, Inc.,
0.25%, Due 9/15/2019B	100	91
1.00%, Due 9/15/2021B	265	240
Wright Medical Group, Inc., 2.00%, Due 2/15/2020B	109	114
Yahoo, Inc., %, Due 12/1/2018	360	381

		5,900

Telecommunications - 0.14%
Palo Alto Networks, Inc., %, Due 7/1/2019B	100	144

Transportation - 0.02%
Hornbeck Offshore Services, Inc., 1.50%, Due 9/1/2019	29	24

Total Convertible Obligations (Cost $15,980)		17,863

CORPORATE OBLIGATIONS - 31.13%
Consumer - 1.11%
Altria Group, Inc., 4.75%, Due 5/5/2021	300	335
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	100	151
General Mills, Inc., 2.20%, Due 10/21/2019	550	554
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042B	100	110

		1,150

Energy - 1.47%
Apache Corp., 5.10%, Due 9/1/2040	130	136
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	275	329
Devon Energy Corp., 4.75%, Due 5/15/2042	300	312
EOG Resources, Inc., 2.50%, Due 2/1/2016	250	253
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	314
6.10%, Due 6/1/2040	140	173

		1,517

Finance - 14.01%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020C	250	289
American International Group, Inc.,
6.40%, Due 12/15/2020	107	128
4.875%, Due 6/1/2022	400	451

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000s)	(000’s)
Bank of America Corp.,
7.80%, Due 9/15/2016	$600	$650
4.125%, Due 1/22/2024	1,000	1,057
6.11%, Due 1/29/2037	275	324
Barclays Bank PLC, 3.75%, Due 5/15/2024D	700	727
BNP Paribas S.A., 3.60%, Due 2/23/2016	280	286
Citigroup, Inc., 8.50%, Due 5/22/2019	650	804
General Electric Capital Corp.,
5.625%, Due 5/1/2018	250	281
6.00%, Due 8/7/2019	300	350
5.50%, Due 1/8/2020	150	174
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	175	180
6.25%, Due 9/1/2017	350	387
6.00%, Due 6/15/2020	535	620
ING Bank N.V.,
5.125%, Due 5/1/2015B	300	300
3.75%, Due 3/7/2017B	1,100	1,149
JPMorgan Chase & Co.,
0.600%, Due 6/13/2016E	375	374
3.625%, Due 5/13/2024	600	618
5.50%, Due 10/15/2040	350	414
MetLife, Inc., 6.375%, Due 6/15/2034	400	530
Morgan Stanley,
7.30%, Due 5/13/2019	530	629
5.625%, Due 9/23/2019	150	170
National Australia Bank Ltd., 4.375%, Due 12/10/2020B	250	276
Nordea Bank AB, 4.875%, Due 1/27/2020B	250	281
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	250	301
4.60%, Due 5/15/2044	350	355
Simon Property Group LP, 3.375%, Due 10/1/2024F I	350	359
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	200	207
UBS AG, 5.875%, Due 12/20/2017	552	612
Wachovia Corp., 0.645%, Due 10/15/2016E	850	848
Wells Fargo & Co., 3.90%, Due 5/1/2045	350	339

		14,470

Manufacturing - 4.77%
American Honda Finance Corp., 3.875%, Due 9/21/2020B	250	269
BAE Systems Holdings, Inc., 3.80%, Due 10/7/2024B	350	366
Daimler Finance North America LLC, 2.25%, Due 9/3/2019B C	150	152
Dow Chemical Co., 4.125%, Due 11/15/2021	300	324
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017C	300	315
5.875%, Due 8/2/2021C	350	408
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	250	252
4.05%, Due 9/15/2022	350	367
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	200	201
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	334
Nissan Motor Acceptance Corp., 2.35%, Due 3/4/2019B	350	355
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	167
Oracle Corp., 3.25%, Due 5/15/2030	700	688
United Technologies Corp., 6.125%, Due 7/15/2038	150	196
Volkswagen Group of America Finance LLC, 2.45%, Due 11/20/2019B C	350	357
Xerox Corp., 2.95%, Due 3/15/2017	175	180

		4,931

Service - 3.78%
Alibaba Group Holding Ltd., 3.60%, Due 11/28/2024B	350	348
Bayer US Finance LLC, 2.375%, Due 10/8/2019B C	200	203
CBS Corp., 3.375%, Due 3/1/2022	300	305
Comcast Corp., 6.55%, Due 7/1/2039	400	533
Incyte Corp., 0.375%, Due 11/15/2018	75	144
McKesson Corp., 3.25%, Due 3/1/2016	140	143

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000s)	(000’s)
Medtronic, Inc., 3.50%, Due 3/15/2025B	$350	$362
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	125	137
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	125	137
4.30%, Due 11/23/2023	300	321
Time Warner, Inc.,
4.875%, Due 3/15/2020	150	168
4.75%, Due 3/29/2021	325	362
Viacom, Inc., 4.50%, Due 2/27/2042	350	320
Walgreens Boots Alliance, Inc., 3.80%, Due 11/18/2024	200	205
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	150	221

		3,909

Telecommunications - 2.79%
America Movil SAB de CV, 6.375%, Due 3/1/2035	275	338
AT&T, Inc.,
3.40%, Due 5/15/2025	150	148
4.35%, Due 6/15/2045	473	437
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042B	250	275
Orange S.A., 2.125%, Due 9/16/2015	125	126
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	340	375
6.90%, Due 4/15/2038	325	418
6.55%, Due 9/15/2043	250	313
Vodafone Group PLC, 6.15%, Due 2/27/2037D	375	452

		2,882

Transportation - 1.07%
Burlington Northern Santa Fe LLC,
5.75%, Due 5/1/2040C	140	172
5.15%, Due 9/1/2043C	300	349
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	280
CSX Corp., 5.50%, Due 4/15/2041	250	303

		1,104

Utilities - 2.13%
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	300	365
Dominion Resources, Inc., 4.70%, Due 12/1/2044	350	378
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	300	384
Pacific Gas & Electric Co., 4.30%, Due 3/15/2045	350	368
Progress Energy, Inc., 4.875%, Due 12/1/2019	350	391
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	300	313

		2,199

Total Corporate Obligations (Cost $29,531)		32,162

FOREIGN GOVERNMENT OBLIGATIONS - 0.52%
Energy - 0.52%
Petrobras Global Finance BV, 3.875%, Due 1/27/2016	200	200
Petroleos Mexicanos, 6.00%, Due 3/5/2020	300	341

Total Foreign Government Obligations (Cost $498)		541

ASSET-BACKED OBLIGATIONS - 1.20% (Cost $1,240)
National Credit Union Administration, 0.580%, Due 3/11/2020, 2011 R3 1AE	1,237	1,242

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.34% (Cost $350)
Freddie Mac (REMIC), 0.582%, Due 12/15/2040, 3891 DFE	350	352

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 9.08%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	19	19
5.634%, Due 4/10/2049, 2007-2 A2	33	33
Ginnie Mae REMIC Trust,
1.45%, Due 4/16/2039, 2013-45 AB	1,780	1,766
2.17%, Due 4/16/2041, 2012 44 A	1,831	1,858
3.20%, Due 11/16/2044, 2011-92 B	2,900	2,986

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000s)	(000’s)
GS Mortgage Securities Corp II,
3.849%, Due 12/10/2043, 2010-C2 A1B	$572	$584
3.645%, Due 3/10/2044, 2011-GC3 A2B	471	477
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.853%, Due 6/15/2043, 2010-C1 A1B	41	41
4.388%, Due 2/15/2046, 2011-C3 A3B	650	699
5.885%, Due 2/12/2049, 2007-CB19 A4	400	429
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	435	460
Wachovia Bank Commercial Mortgage Trust, 5.898%, Due 6/15/2049, 2007-C32 A2	31	31

Total Commercial Mortgage-Backed Obligations (Cost $9,217)		9,383

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.75%
Federal Home Loan Mortgage Corporation - 4.36%
5.00%, Due 2/1/2021	97	103
4.50%, Due 4/1/2021	98	103
5.00%, Due 9/1/2035	262	292
5.50%, Due 4/1/2037	65	74
5.00%, Due 3/1/2038	125	139
5.50%, Due 5/1/2038	95	107
4.00%, Due 1/1/2041	812	869
4.50%, Due 2/1/2041	714	780
3.50%, Due 6/1/2042	1,941	2,034

		4,501

Federal National Mortgage Association - 6.66%
3.50%, Due 1/1/2026	173	184
6.50%, Due 7/1/2032	74	87
5.50%, Due 6/1/2033	109	124
4.50%, Due 9/1/2034	63	70
5.50%, Due 12/1/2035	116	131
5.00%, Due 2/1/2036	94	104
5.50%, Due 4/1/2036	151	170
5.50%, Due 2/1/2037	95	108
6.00%, Due 9/1/2037	57	65
6.00%, Due 1/1/2038	74	85
4.50%, Due 1/1/2040	474	517
4.00%, Due 9/1/2040	389	417
4.00%, Due 1/1/2041	1,350	1,447
3.00%, Due 6/1/2043	1,362	1,389
3.00%, Due 8/1/2043	916	934
3.50%, Due 5/13/2045	1,000	1,048

		6,880

Government National Mortgage Association - 0.73%
6.00%, Due 2/15/2033	236	275
5.50%, Due 4/15/2033	246	283
5.00%, Due 5/15/2033	176	198

		756

Total U.S. Agency Mortgage-Backed Obligations (Cost $11,487)		12,137

U.S. TREASURY OBLIGATIONS - 18.74%
1.50%, Due 6/30/2016	1,500	1,520
1.00%, Due 10/31/2016	1,000	1,008
0.875%, Due 1/31/2017	1,000	1,006
0.75%, Due 12/31/2017	600	599
1.375%, Due 9/30/2018	1,000	1,010
1.125%, Due 5/31/2019	1,000	995
1.25%, Due 2/29/2020	3,000	2,974
1.75%, Due 10/31/2020	2,000	2,019
2.00%, Due 2/15/2022	1,500	1,522
1.625%, Due 11/15/2022	3,000	2,952

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000s)	(000’s)
2.50%, Due 8/15/2023	$2,000	$2,088
6.875%, Due 8/15/2025	250	362
5.25%, Due 11/15/2028	550	739
4.75%, Due 2/15/2037	420	574

Total U.S. Treasury Obligations (Cost $18,697)		19,368

	Shares
SHORT-TERM INVESTMENTS - 4.49% (Cost $4,639)
JPMorgan U.S. Government Money Market Fund, Capital Class	4,638,918	4,639

TOTAL INVESTMENTS - 101.44% (Cost $98,564)		104,819
LIABILITIES, NET OF OTHER ASSETS - (1.44%)		(1,495)

TOTAL NET ASSETS - 100.00%		$103,324

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $10,424 or 10.09% of net assets. The Fund has no right to demand registration of these securities.
C	LLC - Limited Liability Company.
D	PLC - Public Limited Company.
E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
F	LP - Limited Partnership.
G	Par Value represents units rather than shares.
H	Non-voting participating shares.
I	REIT – Real Estate Investment Trust.

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 37.92%
Consumer - 1.00%
Altria Group, Inc.,
4.75%, Due 5/5/2021	$390	$435
2.85%, Due 8/9/2022	650	647
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	175	266
Diageo Capital PLC, 1.50%, Due 5/11/2017A	1,075	1,085
General Mills, Inc., 2.20%, Due 10/21/2019	1,500	1,511
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042B	400	438

		4,382

Energy - 3.08%
Apache Corp., 5.10%, Due 9/1/2040	200	210
Buckeye Partners LP, 4.875%, Due 2/1/2021C	335	351
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	550	561
6.25%, Due 3/15/2038	360	430
ConocoPhillips, 6.65%, Due 7/15/2018	825	956
Devon Energy Corp., 4.75%, Due 5/15/2042	400	416
Enable Midstream Partners LP, 3.90%, Due 5/15/2024B C	520	502
Energy Transfer Partners LP, 4.65%, Due 6/1/2021C	500	537
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039D	390	464
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	431
Halliburton Co., 3.25%, Due 11/15/2021	895	933
Husky Energy, Inc., 3.95%, Due 4/15/2022	800	815
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	335	341
Phillips 66,
2.95%, Due 5/1/2017	555	574
4.30%, Due 4/1/2022	300	326
Plains All American Pipeline LP / PAA Finance Corp., 4.70%, Due 6/15/2044C	305	306
Schlumberger Investment S.A., 3.65%, Due 12/1/2023	1,115	1,178
Shell International Finance BV, 1.125%, Due 8/21/2017	1,335	1,339
Spectra Energy Partners LP, 4.60%, Due 6/15/2021C	235	257
Sunoco Logistics Partners Operations LP, 4.25%, Due 4/1/2024C	200	205
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	400	418
7.625%, Due 1/15/2039	650	920
6.10%, Due 6/1/2040	290	359
Williams Partners LP, 3.90%, Due 1/15/2025C	685	675

		13,504

Finance - 15.10%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020D	400	462
Aetna, Inc., 4.75%, Due 3/15/2044	515	581
American Express Co., 4.05%, Due 12/3/2042	528	509
American Express Credit Corp.,
1.30%, Due 7/29/2016	620	623
2.125%, Due 3/18/2019	900	907
American International Group, Inc.,
6.40%, Due 12/15/2020	311	373
4.875%, Due 6/1/2022	1,000	1,128
4.50%, Due 7/16/2044	455	471
Bank of America Corp.,
7.80%, Due 9/15/2016	700	758
2.60%, Due 1/15/2019	1,315	1,335
4.125%, Due 1/22/2024	2,500	2,643
4.00%, Due 4/1/2024	1,000	1,047
6.11%, Due 1/29/2037	360	424
5.00%, Due 1/21/2044	1,100	1,214
Bank of New York Mellon Corp.,
1.30%, Due 1/25/2018	995	994
2.20%, Due 3/4/2019	820	831
Barclays Bank PLC, 3.75%, Due 5/15/2024A	2,100	2,183
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018D	1,035	1,187
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	409

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Branch Banking & Trust Co., 1.45%, Due 10/3/2016	$935	$943
Capital One Financial Corp., 2.45%, Due 4/24/2019	670	676
Citigroup, Inc.,
4.45%, Due 1/10/2017	1,000	1,051
8.50%, Due 5/22/2019	1,650	2,042
2.50%, Due 7/29/2019	1,785	1,802
5.875%, Due 1/30/2042	500	616
CNA Financial Corp., 7.35%, Due 11/15/2019	480	574
ERP Operating LP, 3.00%, Due 4/15/2023C	290	289
General Electric Capital Corp.,
0.474%, Due 1/8/2016E	1,300	1,301
5.625%, Due 5/1/2018	375	422
6.00%, Due 8/7/2019	350	409
5.50%, Due 1/8/2020	800	926
5.30%, Due 2/11/2021	250	290
3.10%, Due 1/9/2023	1,060	1,098
5.875%, Due 1/14/2038	370	481
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	500	515
6.25%, Due 9/1/2017	1,100	1,215
5.95%, Due 1/18/2018	970	1,076
6.00%, Due 6/15/2020	990	1,147
5.75%, Due 1/24/2022	500	580
3.50%, Due 1/23/2025	325	325
Health Care REIT, Inc.,
4.125%, Due 4/1/2019F	350	374
5.25%, Due 1/15/2022 F	500	558
Humana, Inc., 3.15%, Due 12/1/2022	595	598
ING Bank N.V.,
5.125%, Due 5/1/2015B	250	250
3.75%, Due 3/7/2017B	1,500	1,566
JPMorgan Chase & Co.,
0.600%, Due 6/13/2016E	480	479
3.625%, Due 5/13/2024	1,900	1,956
3.875%, Due 9/10/2024	660	667
5.50%, Due 10/15/2040	1,000	1,184
KeyCorp, 5.10%, Due 3/24/2021	385	435
Liberty Mutual Group, Inc., 4.25%, Due 6/15/2023B	480	508
MetLife, Inc.,
6.375%, Due 6/15/2034	500	662
4.721%, Due 12/15/2044	600	659
Morgan Stanley,
7.30%, Due 5/13/2019	1,120	1,330
5.625%, Due 9/23/2019	600	679
2.65%, Due 1/27/2020	990	1,001
4.35%, Due 9/8/2026	665	677
National Australia Bank Ltd., 4.375%, Due 12/10/2020B	425	470
Nordea Bank AB, 4.875%, Due 1/27/2020B	450	506
PNC Funding Corp., 3.30%, Due 3/8/2022	620	646
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	450	542
4.60%, Due 5/15/2044	1,000	1,016
Simon Property Group LP,
2.20%, Due 2/1/2019C F	1,100	1,117
3.375%, Due 10/1/2024C F	1,000	1,025
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	725	752
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	800	826
Toronto Dominion Bank, 2.625%, Due 9/10/2018	1,015	1,047
Trinity Acquisition PLC, 4.625%, Due 8/15/2023A	320	335
UBS AG, 5.875%, Due 12/20/2017	1,163	1,289
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	460	459
3.95%, Due 10/15/2042	350	347
US Bancorp, 1.95%, Due 11/15/2018	1,660	1,685

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Ventas Realty LP, 5.70%, Due 9/30/2043C	$290	$338
Wachovia Corp.,
0.645%, Due 10/15/2016E	1,300	1,297
5.75%, Due 2/1/2018	950	1,059
Wells Fargo & Co.,
2.15%, Due 1/15/2019	465	471
3.90%, Due 5/1/2045	1,000	969
Westpac Banking Corp., 1.50%, Due 12/1/2017	660	663

		66,299

Manufacturing - 7.54%
ABB Finance USA, Inc., 2.875%, Due 5/8/2022	365	370
Altera Corp.,
1.75%, Due 5/15/2017	260	262
2.50%, Due 11/15/2018	255	260
American Honda Finance Corp.,
2.125%, Due 2/28/2017B	1,000	1,023
3.875%, Due 9/21/2020B	500	537
Apple, Inc., 2.40%, Due 5/3/2023	1,250	1,217
BAE Systems Holdings, Inc., 3.80%, Due 10/7/2024B	1,000	1,046
BHP Billiton Finance USA Ltd., 1.625%, Due 2/24/2017	435	439
Caterpillar Financial Services Corp., 1.625%, Due 6/1/2017	585	592
Cooper US, Inc., 3.875%, Due 12/15/2020	665	715
Cummins, Inc., 3.65%, Due 10/1/2023	290	308
Daimler Finance North America LLC, 2.25%, Due 9/3/2019B D	500	505
Delphi Corp., 4.15%, Due 3/15/2024	705	746
Dow Chemical Co.,
4.25%, Due 11/15/2020	515	562
4.125%, Due 11/15/2021	400	432
3.50%, Due 10/1/2024	600	610
Eaton Corp., PLC,
5.60%, Due 5/15/2018A	455	506
2.75%, Due 11/2/2022A	335	336
EMC Corp., 1.875%, Due 6/1/2018	930	940
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017D	700	734
5.875%, Due 8/2/2021D	600	701
General Electric Co., 5.25%, Due 12/6/2017	440	485
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	425	428
4.05%, Due 9/15/2022	350	367
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	500	503
Intel Corp., 3.30%, Due 10/1/2021	465	492
John Deere Capital Corp.,
1.05%, Due 10/11/2016	655	658
1.30%, Due 3/12/2018	550	551
Johnson Controls, Inc., 5.00%, Due 3/30/2020	480	534
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	535	594
L-3 Communications Corp., 3.95%, Due 5/28/2024	370	375
LYB International Finance BV, 4.00%, Due 7/15/2023	690	730
Microsoft Corp., 3.75%, Due 2/12/2045	665	630
Monsanto Co.,
1.15%, Due 6/30/2017	1,095	1,099
4.40%, Due 7/15/2044	725	741
Nissan Motor Acceptance Corp., 2.35%, Due 3/4/2019B	900	913
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	200	223
3.85%, Due 4/15/2045	710	673
Nucor Corp.,
4.125%, Due 9/15/2022	325	350
4.00%, Due 8/1/2023	325	340
Oracle Corp.,
2.25%, Due 10/8/2019	725	737
3.25%, Due 5/15/2030	2,000	1,967
4.30%, Due 7/8/2034	725	753

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
PACCAR Financial Corp.,
1.15%, Due 8/16/2016	$595	$599
2.20%, Due 9/15/2019	325	330
Pentair Finance S.A., 3.15%, Due 9/15/2022	485	479
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	480	490
2.125%, Due 7/18/2019	650	659
Tyco Electronics Group S.A., 6.55%, Due 10/1/2017	365	407
United Technologies Corp.,
1.80%, Due 6/1/2017	840	856
6.125%, Due 7/15/2038	600	782
Volkswagen Group of America Finance LLC, 2.45%, Due 11/20/2019B D	1,000	1,020
Xerox Corp., 2.95%, Due 3/15/2017	175	180
Xilinx, Inc., 2.125%, Due 3/15/2019	300	301

		33,087

Service - 4.83%
AbbVie, Inc.,
1.75%, Due 11/6/2017	525	528
2.90%, Due 11/6/2022	380	376
Actavis Funding SCS,
1.85%, Due 3/1/2017	235	237
4.55%, Due 3/15/2035	200	201
Alibaba Group Holding Ltd., 3.60%, Due 11/28/2024B	1,000	995
Baxter International, Inc., 1.85%, Due 6/15/2018	605	609
Bayer US Finance LLC, 2.375%, Due 10/8/2019B D	500	507
Becton Dickinson and Co.,
3.25%, Due 11/12/2020	480	498
3.875%, Due 5/15/2024	535	556
Cardinal Health, Inc., 3.20%, Due 3/15/2023	635	640
CBS Corp., 3.375%, Due 3/1/2022	1,000	1,016
Celgene Corp., 5.25%, Due 8/15/2043	310	350
Comcast Corp.,
5.875%, Due 2/15/2018	925	1,041
6.55%, Due 7/1/2039	800	1,066
DIRECTV Holdings LLC, 6.35%, Due 3/15/2040D	225	262
eBay, Inc., 1.35%, Due 7/15/2017	600	599
Genzyme Corp., 5.00%, Due 6/15/2020	270	309
GlaxoSmithKline Capital PLC, 1.50%, Due 5/8/2017A	1,090	1,102
Home Depot, Inc., 2.70%, Due 4/1/2023	330	334
Lowe’s Companies, Inc., 4.25%, Due 9/15/2044	330	349
MasterCard, Inc., 3.375%, Due 4/1/2024	575	602
McKesson Corp.,
3.25%, Due 3/1/2016	200	204
1.292%, Due 3/10/2017	370	371
3.796%, Due 3/15/2024	600	626
Medtronic, Inc.,
3.50%, Due 3/15/2025B	1,000	1,035
4.375%, Due 3/15/2035B	380	401
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	247
Sanofi,
1.25%, Due 4/10/2018	235	235
4.00%, Due 3/29/2021	395	433
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	225	247
4.30%, Due 11/23/2023	400	427
3.85%, Due 9/29/2024	600	613
Time Warner, Inc.,
4.875%, Due 3/15/2020	1,090	1,220
4.75%, Due 3/29/2021	350	390
Viacom, Inc., 4.50%, Due 2/27/2042	500	457
Walgreens Boots Alliance, Inc.,
2.70%, Due 11/18/2019	670	682
3.80%, Due 11/18/2024	500	513
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	589

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Zimmer Holdings, Inc., 3.55%, Due 4/1/2025	$340	$341

		21,208

Telecommunications - 2.85%
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	462
AT&T, Inc.,
2.45%, Due 6/30/2020	345	345
3.40%, Due 5/15/2025	500	495
4.50%, Due 5/15/2035	515	504
5.55%, Due 8/15/2041	1,000	1,087
4.35%, Due 6/15/2045	448	414
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042B	850	936
Orange S.A., 2.125%, Due 9/16/2015	225	226
Rogers Communications, Inc., 5.00%, Due 3/15/2044	790	851
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	780	859
3.50%, Due 11/1/2024	350	354
6.40%, Due 9/15/2033	900	1,095
6.90%, Due 4/15/2038	900	1,158
6.55%, Due 9/15/2043	850	1,064
Vodafone Group PLC,
1.50%, Due 2/19/2018A	1,060	1,060
6.15%, Due 2/27/2037A	1,310	1,578

		12,488

Transportation - 0.71%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030D	320	467
5.75%, Due 5/1/2040D	440	542
5.15%, Due 9/1/2043D	500	580
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	448
CSX Corp., 5.50%, Due 4/15/2041	425	516
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	336
Union Pacific Corp., 3.375%, Due 2/1/2035	260	246

		3,135

Utilities - 2.81%
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	426
4.625%, Due 12/1/2054	235	253
Delmarva Power & Light Co., 3.50%, Due 11/15/2023	510	538
Dominion Resources, Inc., 4.70%, Due 12/1/2044	1,000	1,081
Duke Energy Corp., 3.55%, Due 9/15/2021	820	868
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	476
Duke Energy Progress, Inc., 4.15%, Due 12/1/2044	535	568
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	1,000	1,279
National Rural Utilities Cooperative Finance Corp., 5.45%, Due 4/10/2017	505	546
Pacific Gas & Electric Co., 4.30%, Due 3/15/2045	1,000	1,051
Progress Energy, Inc.,
4.875%, Due 12/1/2019	450	502
4.40%, Due 1/15/2021	1,000	1,092
Sierra Pacific Power Co., 3.375%, Due 8/15/2023	295	308
Southern Co., 2.15%, Due 9/1/2019	450	453
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	800	836
Union Electric Co., 6.70%, Due 2/1/2019	510	601
Xcel Energy, Inc., 5.613%, Due 4/1/2017	1,321	1,435

		12,313

Total Corporate Obligations (Cost $159,177)		166,416

FOREIGN GOVERNMENT OBLIGATIONS - 0.27%
Energy - 0.27%
Petrobras Global Finance BV,
3.875%, Due 1/27/2016	300	300
5.375%, Due 1/27/2021	500	481
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	425

Total Foreign Government Obligations (Cost $1,187)		1,206

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED OBLIGATIONS - 4.95%
Ally Master Owner Trust, 1.21%, Due 6/15/2017, 2012 3 A2	$3,500	$3,503
American Express Credit Account Master Trust, 1.26%, Due 1/15/2020, 2014 2 A	850	854
AmeriCredit Automobile Receivables Trust, 1.15%, Due 6/10/2019, 2014 3 A3	960	960
Capital Auto Receivables Asset Trust, 1.09%, Due 3/20/2018, 2013-4 A3	980	980
Capital One Multi-Asset Execution Trust, 1.48%, Due 7/15/2020, 2014 A5 A	1,400	1,409
Citibank Credit Card Issuance Trust, 1.11%, Due 7/23/2018, 2013 A3 A3	800	804
Ford Credit Auto Lease Trust, 0.90%, Due 6/15/2017, 2014 A A4	440	440
Ford Credit Auto Owner Trust, 2.03%, Due 8/15/2020, 2015 A B	1,100	1,106
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,700	1,712
1.40%, Due 8/15/2019, 2014 4 A1	1,790	1,795
Hyundai Auto Receivables Trust, 0.79%, Due 7/16/2018, 2014 A A3	550	550
Mercedes Benz Auto Lease Trust,
0.76%, Due 7/15/2019, 2013 B A4	410	410
0.90%, Due 12/16/2019, 2014 A A4	1,405	1,406
National Credit Union Administration,
0.580%, Due 3/11/2020, 2011 R3 1AE	1,935	1,943
0.628%, Due 10/7/2020, 2010 R1 1AE	1,444	1,452
Nissan Master Owner Trust Receivables, 0.652%, Due 5/15/2017, 2012 A AE	1,700	1,700
Volkswagen Auto Lease Trust, 1.25%, Due 12/20/2017, 2015 A A3	705	707

Total Asset-Backed Obligations (Cost $21,673)		21,731

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.11% (Cost $467)
Freddie Mac (REMIC), 0.582%, Due 12/15/2040, 3891 DFE	467	469

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 5.71%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	27	27
5.634%, Due 4/10/2049, 2007-2 A2	44	44
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	790	828
5.54%, Due 9/11/2041, 2006-PW13 A4	1,165	1,213
Ginnie Mae REMIC Trust,
2.012%, Due 7/16/2035, 2011-144 AB	99	99
2.174%, Due 7/16/2038, 2011-147 A	2,512	2,519
1.45%, Due 4/16/2039, 2013-45 AB	2,671	2,649
2.586%, Due 9/16/2039, 2014-31 AB	1,453	1,477
2.17%, Due 4/16/2041, 2012 44 A	3,662	3,714
1.732%, Due 5/16/2042, 2012 70 A	2,628	2,636
2.70%, Due 4/16/2043, 2011-109 AB	1,595	1,626
2.543%, Due 9/16/2044, 2011-96 AC	38	38
3.20%, Due 11/16/2044, 2011-92 B	2,700	2,780
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1B	299	310
3.849%, Due 12/10/2043, 2010-C2 A1B	705	718
3.645%, Due 3/10/2044, 2011-GC3 A2B	471	477
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.853%, Due 6/15/2043, 2010-C1 A1B	56	56
4.388%, Due 2/15/2046, 2011-C3 A3B	800	861
5.885%, Due 2/12/2049, 2007-CB19 A4	550	590
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	935	976
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	531	562
Wachovia Bank Commercial Mortgage Trust, 5.898%, Due 6/15/2049, 2007-C32 A2	49	49
WF-RBS Commercial Mortgage Trust, 3.66%, Due 3/15/2047, 2014 C19 A3	770	819

Total Commercial Mortgage-Backed Obligations (Cost $24,676)		25,068

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 22.58%
Federal Home Loan Mortgage Corporation - 3.45%
4.50%, Due 3/1/2019	$54	$56
5.00%, Due 10/1/2020	145	155
3.50%, Due 9/1/2028	2,661	2,864
3.00%, Due 7/1/2033	3,847	3,973
5.00%, Due 8/1/2033	99	112
5.50%, Due 2/1/2034	133	151
6.00%, Due 8/1/2034	72	83
5.00%, Due 8/1/2035	53	60
5.00%, Due 9/1/2035	131	146
5.50%, Due 4/1/2037	65	74
5.00%, Due 3/1/2038	92	102
5.50%, Due 5/1/2038	119	134
5.50%, Due 6/1/2038	86	96
4.00%, Due 1/1/2041	766	821
4.50%, Due 2/1/2041	536	585
3.50%, Due 3/1/2042	721	756
3.50%, Due 6/1/2042	3,235	3,391
3.50%, Due 2/1/2043	1,522	1,596

		15,155

Federal National Mortgage Association - 14.62%
6.50%, Due 2/1/2017	13	13
5.00%, Due 12/1/2017	57	60
4.50%, Due 9/1/2018	145	152
4.00%, Due 8/1/2020	35	36
3.50%, Due 1/1/2026	208	221
4.00%, Due 5/1/2026	144	155
4.00%, Due 6/1/2026	1,681	1,810
3.00%, Due 8/1/2027	579	607
3.00%, Due 11/1/2027	1,102	1,159
3.50%, Due 1/1/2028	2,664	2,832
5.00%, Due 3/1/2034	133	149
4.50%, Due 4/1/2034	571	627
5.50%, Due 6/1/2034	83	94
4.50%, Due 9/1/2034	42	46
5.50%, Due 2/1/2035	145	165
5.00%, Due 5/1/2035	1,850	2,065
5.00%, Due 11/1/2035	112	125
5.50%, Due 12/1/2035	89	101
5.00%, Due 2/1/2036	94	104
5.50%, Due 4/1/2036	188	213
6.00%, Due 9/1/2036	35	41
6.50%, Due 12/1/2036	78	90
5.50%, Due 2/1/2037	95	108
6.00%, Due 9/1/2037	86	98
6.00%, Due 1/1/2038	118	135
5.50%, Due 3/1/2038	233	266
5.00%, Due 4/1/2038	88	98
5.50%, Due 6/1/2038	60	68
4.50%, Due 1/1/2040	1,053	1,150
5.00%, Due 5/1/2040	930	1,041
5.00%, Due 6/1/2040	1,265	1,415
4.00%, Due 9/1/2040	746	799
4.00%, Due 12/1/2040	3,619	3,882
4.00%, Due 1/1/2041	2,955	3,160
4.00%, Due 2/1/2041	1,789	1,927
5.00%, Due 3/1/2041	893	995
4.00%, Due 4/1/2041	840	916
4.50%, Due 4/1/2041	3,827	4,184
4.50%, Due 5/1/2041	577	631
4.50%, Due 8/1/2041	2,228	2,433
4.00%, Due 9/1/2041	1,932	2,072
4.50%, Due 10/1/2041	861	950

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
4.00%, Due 11/1/2041	$671	$719
5.00%, Due 3/1/2042	933	1,049
3.50%, Due 9/1/2042	864	906
4.00%, Due 11/1/2042	$302	$323
3.50%, Due 1/1/2043	924	969
4.50%, Due 1/1/2043	625	685
3.00%, Due 5/1/2043	1,809	1,845
3.00%, Due 6/1/2043	5,097	5,198
3.50%, Due 7/1/2043	739	776
3.00%, Due 8/1/2043	3,676	3,747
3.50%, Due 8/1/2044	2,242	2,351
4.00%, Due 9/1/2044	833	902
3.50%, Due 11/1/2044	2,147	2,252
3.50%, Due 5/13/2045G	5,000	5,239

		64,154

Government National Mortgage Association - 4.51%
6.50%, Due 3/15/2028	101	119
6.00%, Due 4/15/2031	116	135
4.50%, Due 5/15/2039	2,108	2,327
5.50%, Due 2/15/2040	385	435
4.50%, Due 6/15/2040	829	922
3.50%, Due 9/15/2041	1,552	1,639
3.50%, Due 3/15/2043	1,516	1,605
5.50%, Due 2/20/2034	123	141
4.50%, Due 10/20/2040	863	954
4.00%, Due 1/20/2045	1,982	2,138
4.00%, Due 2/20/2045	2,972	3,189
3.50%, Due 3/20/2045	3,030	3,223
3.50%, Due 5/20/2045	2,805	2,959

		19,786

Total U.S. Agency Mortgage-Backed Obligations (Cost $96,977)		99,094

U.S. TREASURY OBLIGATIONS - 24.55%

1.50%, Due 6/30/2016	6,500	6,587
3.125%, Due 10/31/2016	6,400	6,655
0.875%, Due 1/31/2017	10,240	10,302
0.75%, Due 12/31/2017	4,600	4,590
1.375%, Due 9/30/2018	4,450	4,495
1.125%, Due 5/31/2019	1,000	995
1.25%, Due 2/29/2020	6,600	6,544
1.75%, Due 10/31/2020	4,000	4,038
2.00%, Due 11/15/2021	10,940	11,108
2.00%, Due 2/15/2022	16,600	16,840
1.625%, Due 11/15/2022	9,100	8,954
2.50%, Due 8/15/2023	7,500	7,830
2.375%, Due 8/15/2024	4,155	4,280
6.875%, Due 8/15/2025	770	1,115
5.25%, Due 11/15/2028	750	1,008
4.75%, Due 2/15/2037	800	1,094
4.50%, Due 8/15/2039	1,700	2,253
3.125%, Due 11/15/2041	8,425	9,077

Total U.S. Treasury Obligations (Cost $104,054)		107,765

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 5.77% (Cost $25,326)
JPMorgan U.S. Government Money Market Fund, Capital Class	25,326,265	$25,326

TOTAL INVESTMENTS - 101.86% (Cost $433,537)		447,075
LIABILITIES, NET OF OTHER ASSETS - (1.86%)		(8,186)

TOTAL NET ASSETS - 100.00%		$438,889

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,580 or 3.55% of net assets. The Fund has no right to demand registration of these securities.
C	LP - Limited Partnership.
D	LLC - Limited Liability Company.
E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
F	REIT – Real Estate Investment Trust.
G	TBA – To Be Announced.

See accompanying notes

American Beacon Short-Term Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 54.40%
Consumer - 1.24%
Kellogg Co., 1.125%, Due 5/15/2015	$2,000	$2,000

Finance - 30.28%
ABN AMRO Bank N.V., 1.375%, Due 1/22/2016A	3,000	3,011
Bank America Corp., 3.625%, Due 3/17/2016	4,420	4,523
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, Due 9/9/2016A	3,000	3,016
Barclays Bank PLC, 5.00%, Due 9/22/2016B	995	1,049
Citigroup, Inc.,
1.237%, Due 7/25/2016C	1,000	1,005
0.937%, Due 11/15/2016C	1,000	1,002
0.805%, Due 3/10/2017C	1,000	999
Credit Suisse/New York NY, 1.70%, Due 4/27/2018	2,000	1,996
Danske Bank A/S, 3.875%, Due 4/14/2016A	3,000	3,081
Deutsche Bank AG/London, 3.25%, Due 1/11/2016	3,700	3,764
General Electric Capital Corp., 1.50%, Due 7/12/2016	3,000	3,031
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	1,000	1,031
3.625%, Due 2/7/2016	3,270	3,337
JPMorgan Chase & Co.,
3.45%, Due 3/1/2016	3,500	3,577
3.15%, Due 7/5/2016	2,273	2,331
Morgan Stanley,
3.45%, Due 11/2/2015	3,000	3,041
3.80%, Due 4/29/2016	3,000	3,087
Sumitomo Mitsui Banking Corp., 1.45%, Due 7/19/2016	2,350	2,362
Wells Fargo & Company, 3.676%, Due 6/15/2016C	3,500	3,614

		48,857

Manufacturing - 7.84%
American Honda Finance Corp., 1.00%, Due 8/11/2015A	2,000	2,004
Daimler Finance North America LLC, 3.00%, Due 3/28/2016A D	3,500	3,565
Ford Motor Credit Co. LLC, 4.25%, Due 2/3/2017D	1,000	1,049
Nissan Motor Acceptance Corp., 0.969%, Due 9/26/2016A C	3,000	3,018
Volkswagen International Finance N.V., 1.15%, Due 11/20/2015A	3,000	3,011

		12,647

Service - 7.47%
AbbVie, Inc., 1.20%, Due 11/6/2015	3,000	3,008
Alibaba Group Holding Ltd., 1.625%, Due 11/28/2017A	3,000	3,008
McKesson Corp., 0.95%, Due 12/4/2015	1,000	1,002
Medtronic, Inc., 1.50%, Due 3/15/2018A	2,000	2,012
Thomson Reuters Corp., 1.30%, Due 2/23/2017	1,000	1,000
Walgreens Boots Alliance, Inc., 1.75%, Due 11/17/2017	2,000	2,016

		12,046

Telecommunications - 6.85%
AT&T, Inc., 1.171%, Due 11/27/2018C	3,000	3,039
British Telecommunications PLC, 1.625%, Due 6/28/2016B	3,000	3,022
Verizon Communications, Inc., 1.35%, Due 6/9/2017	5,000	4,997

		11,058

Utilities - 0.72%
Dominion Resources, Inc., 1.95%, Due 8/15/2016	1,149	1,162

Total Corporate Obligations (Cost $87,541)		87,770

ASSET-BACKED OBLIGATIONS - 23.78%
Capital Auto Receivables Asset Trust,
0.92%, Due 9/20/2016, 2013-2 A2	1,162	1,162
1.32%, Due 6/20/2018, 2014 1 A3	3,000	3,011
Chrysler Capital Auto Receivables Trust, 0.91%, Due 4/16/2018, 2013-AA A3A	3,408	3,414
Citibank Credit Card Issuance Trust, 1.32%, Due 9/7/2018, 2013 A6 A6	5,000	5,036
Ford Credit Floorplan Master Owner Trust, 0.85%, Due 1/15/2018, 2013-1 A1	3,000	3,004
GE Equipment Transportation LLC, 0.62%, Due 7/25/2016, 2012-2 A3D	266	266
Golden Credit Card Trust, 0.612%, Due 9/15/2018, 2013-2A AA C	3,000	3,003
MMCA Auto Owner Trust, 1.21%, Due 12/16/2019, 2014 A A3A	2,955	2,962

See accompanying notes

American Beacon Short-Term Bond FundSM

Schedule of Investments

April 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
National Credit Union Administration,
0.624%, Due 1/8/2020, 2011 R1 1AC	$4,018	$4,041
0.578%, Due 2/6/2020, 2011 R2 1AC	1,100	1,105
0.580%, Due 3/11/2020, 2011 R3 1AC	3,836	3,850
1.84%, Due 10/7/2020, 2010-R1 2A	84	84
Synchrony Credit Card Master Note Trust, 1.61%, Due 11/15/2020, 2014 1 A	2,000	2,006
Toyota Auto Receivables Owner Trust, 0.93%, Due 7/16/2018, 2014 C A3	2,000	2,003
Volkswagen Auto Lease Trust, 0.84%, Due 7/20/2016, 2013 A A3	3,217	3,219
Volkswagen Auto Loan Enhanced Trust, 0.85%, Due 8/22/2016, 2012-1 A3	196	196

Total Asset-Backed Obligations (Cost $38,329)		38,362

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 2.76%
Banc of America Commercial Mortgage Trust, 5.634%, Due 4/10/2049, 2007-2 A2	41	41
Ginnie Mae REMIC Trust,
1.864%, Due 8/16/2031, 2010-141 A	31	31
2.45%, Due 7/16/2032, 2011-109 A	493	493
2.25%, Due 5/16/2033, 2011-92 A	772	773
2.25%, Due 8/16/2034, 2011-78 A	525	526
2.21%, Due 11/16/2034, 2011-16 A	300	300
2.21%, Due 12/16/2035, 2011-31 A	756	759
2.45%, Due 7/16/2038, 2011-49 A	1,434	1,457
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1A	75	75

Total Commercial Mortgage-Backed Obligations (Cost $4,473)		4,455

U.S. TREASURY OBLIGATIONS - 18.66%
0.875%, Due 11/30/2016	10,000	10,063
0.625%, Due 12/15/2016	20,000	20,040

Total U.S. Treasury Obligations (Cost $30,109)		30,103

	Shares
SHORT-TERM INVESTMENTS - 0.21% (Cost $331)
JPMorgan U.S. Government Money Market Fund, Capital Class	330,696	331

TOTAL INVESTMENTS - 99.81% (Cost $160,784)		161,021
OTHER ASSETS, NET OF LIABILITIES - 0.19%		314

TOTAL NET ASSETS - 100.00%		$161,335

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $35,180 or 21.81% of net assets. The Fund has no right to demand registration of these securities.
B	PLC - Public Limited Company.
C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
D	LLC - Limited Liability Company.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2015 (Unaudited) (in thousands except share and per share amounts)

	High Yield Bond Fund	Retirement Income and Appreciation Fund		Intermediate Bond Fund		Short-Term Bond Fund
Assets:
Investments in unaffiliated securities, at fair value A	$173,174		$104,819		$447,075		$161,021
Dividends and interest receivable	3,020		580		2,474		549
Receivable for investments sold	2,403		718		—		—
Receivable for fund shares sold	212		20		1,016		23
Receivable for tax reclaims	10		1		4		3
Receivable for expense reimbursement (Note 2)	2		—		—		1
Prepaid expenses	34		19		37		30

Total assets	178,855		106,157		450,606		161,627

Liabilities:
Payable for investments purchased	2,094		2,732		11,540		—
Payable for fund shares redeemed	343		7		28		217
Dividends payable	6		1		1		1
Management and investment advisory fees payable	60		27		71		26
Administrative service and service fees payable	20		31		18		11
Transfer agent fees payable	2		—		3		11
Custody and fund accounting fees payable	5		3		7		2
Professional fees payable	22		23		19		19
Trustee fees payable	3		1		5		2
Payable for prospectus and shareholder reports	6		7		25		2
Other liabilities	—		1		—		1

Total liabilities	2,561		2,833		11,717		292

Net Assets	$176,294		$103,324		$438,889		$161,335

Analysis of Net Assets:
Paid-in-capital	190,564		95,775		426,035		168,261
Overdistribution of net investment income	(809)		(225)		(369)		(287)
Accumulated net realized gain (loss)	(5,027)		1,519		(315)		(6,876)
Unrealized appreciation or (depreciation) of investments	(8,427)		6,255		13,538		237
Unrealized (depreciation) of currency transactions	(7)		—		—		—

Net assets	$176,294		$103,324		$438,889		$161,335

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	4,759,268		N/A		40,331,146		17,769,565

Y Class	106,121		90,174		22,587		103,876

Investor Class	585,977		9,236,487		117,589		554,764

A Class	161,451		102,494		39,671		105,429

C Class	222,505		184,378		35,924		126,284

AMR Class	14,566,526		N/A		N/A		N/A

Net assets (not in thousands):
Institutional Class	$41,142,031	$	N/A		$436,552,425		$153,631,152

Y Class	$921,019		$967,617		$245,540		$899,828

Investor Class	$5,070,321		$99,255,043		$1,272,073		$4,799,185

A Class	$1,398,441		$1,106,187		$429,176		$911,938

C Class	$1,926,109		$1,994,852		$389,175		$1,092,408

AMR Class	$125,835,856	$	N/A	$	N/A	$	N/A

Net asset value, offering and redemption price per share:
Institutional Class	$8.64		N/A		$10.82		$8.65

Y Class	$8.68		$10.73		$10.87		$8.66

Investor Class	$8.65		$10.75		$10.82		$8.65

A Class	$8.66		$10.79		$10.82		$8.65

A Class (offering price)	$9.09		$11.07		$11.36		$8.87

C Class	$8.66		$10.82		$10.83		$8.65

AMR Class	$8.64		N/A		N/A		N/A

A Cost of investments in unaffiliated securities	$181,608		$98,564		$433,537		$160,784

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the Six Months Ended April 30, 2015 (Unaudited) (in thousands)

	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$34	$132	$1	$—
Interest income	6,900	1,189	5,456	1,076
Other Income	44	—	—	—

Total investment income	6,978	1,321	5,457	1,076

Expenses:
Management and investment advisory fees (Note 2)	424	158	423	248
Administrative service fees (Note 2):
Institutional Class	109	—	105	60
Y Class	2	1	—	2
Investor Class	8	148	2	9
A Class	2	1	1	2
C Class	3	3	—	2
AMR Class	31	—	—	—
Transfer agent fees:
Institutional Class	20	—	7	10
Investor Class	1	2	1	1
AMR Class	3	—	—	—
Custody and fund accounting fees	24	10	28	15
Professional fees	23	22	24	22
Registration fees and expenses	38	31	36	41
Service fees (Note 2):
Y Class	—	—	—	1
Investor Class	7	186	2	7
A Class	1	—	—	1
C Class	1	2	—	1
Distribution fees (Note 2):
A Class	2	1	—	1
C Class	9	10	2	5
Prospectus and shareholder report expenses	22	4	29	14
Trustee fees	5	3	10	5
Other expenses	7	6	16	5

Total expenses	742	588	686	452

Net fees waived and expenses reimbursed (Note 2)	(11)	(1)	(1)	(6)

Net expenses	731	587	685	446

Net investment income	6,247	734	4,772	630

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(4,902)	1,781	650	—
Change in net unrealized appreciation or (depreciation) of:
Investments	(2,987)	(471)	3,167	(150)
Foreign currency transactions	(7)	—	—	—

Net gain (loss) from investments	(7,896)	1,310	3,817	(150)

Net increase (decrease) in net assets resulting from operations	$(1,649)	$2,044	$8,589	$480

A Foreign taxes	(7)	—	—	—

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	High Yield Bond Fund		Retirement Income and Appreciation Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(unaudited)		(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,247	$12,859	$734	$1,468
Net realized gain (loss) from investments	(4,902)	3,657	1,781	4,727
Change in net unrealized appreciation or (depreciation) from investments and foreign currency transactions	(2,994)	(8,008)	(471)	(1,361)

Net increase (decrease) in net assets resulting from operations	(1,649)	8,508	2,044	4,834

Distributions to Shareholders:
Net investment income:
Institutional Class	(2,280)	(4,444)	—	—
Y Class	(31)	(110)	(13)	(20)
Investor Class	(169)	(447)	(1,373)	(2,845)
A Class	(43)	(81)	(8)	(14)
C Class	(43)	(95)	(19)	(32)
AMR Class	(4,056)	(8,270)	—	—
Net realized gain from investments:
Institutional Class	(1,357)	(219)	—	—
Y Class	(19)	(7)	(24)	(20)
Investor Class	(100)	(26)	(3,365)	(4,225)
A Class	(23)	(4)	(16)	(18)
C Class	(28)	(7)	(64)	(63)
AMR Class	(2,077)	(464)	—	—

Net distributions to shareholders	(10,226)	(14,174)	(4,882)	(7,237)

Capital Share Transactions:
Proceeds from sales of shares	29,128	85,739	6,267	17,150
Reinvestment of dividends and distributions	10,150	13,951	4,864	7,203
Cost of shares redeemed	(73,747)	(80,199)	(7,794)	(52,515)
Redemption fees	(8)	31	—	—

Net increase (decrease) in net assets from capital share transactions	(34,477)	19,522	3,337	(28,162)

Net increase (decrease) in net assets	(46,352)	13,856	499	(30,565)

Net Assets:
Beginning of period	222,646	208,790	102,825	133,390

End of Period *	$176,294	$222,646	$103,324	$102,825

* Includes overdistribution of net investment income	$(809)	$(433)	$(225)	$(173)

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Intermediate Bond Fund		Short-Term Bond Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,772	$8,942	$631	$889
Net realized gain from investments	650	1,625	—	562
Change in net unrealized appreciation or (depreciation) from investments and foreign currency transactions	3,167	3,464	(150)	(234)

Net increase in net assets resulting from operations	8,589	14,031	481	1,217

Distributions to Shareholders:
Net investment income:
Institutional Class	(5,476)	(11,444)	(1,354)	(1,692)
Y Class	(3)	(4)	(5)	(10)
Investor Class	(14)	(42)	(20)	(52)
A Class	(4)	(9)	(4)	(10)
C Class	(2)	(6)	—	—
Net realized gain from investments:
Institutional Class	(1,286)	(447)	—	—
Y Class	(1)	—	—	—
Investor Class	(4)	(2)	—	—
A Class	(1)	(1)	—	—
C Class	(1)	(1)	—	—

Net distributions to shareholders	(6,792)	(11,956)	(1,383)	(1,764)

Capital Share Transactions:
Proceeds from sales of shares	37,685	125,929	37,721	197,178
Reinvestment of dividends and distributions	6,784	11,935	1,380	1,753
Cost of shares redeemed	(23,355)	(66,463)	(181,160)	(56,401)

Net increase (decrease) in net assets from capital share transactions	21,114	71,401	(142,059)	142,530

Net increase (decrease) in net assets	22,911	73,476	(142,961)	141,983

Net Assets:
Beginning of period	415,978	342,502	304,296	162,313

End of Period *	$438,889	$415,978	$161,335	$304,296

* Includes overdistribution of net investment income	$(369)	$(23)	$(287)	$(556)

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. As of April 30, 2015, the Trust consists of thirty-one active series, four of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond Fund and American Beacon Short-Term Bond Fund. The remaining twenty-seven active series are reported in separate filings.

Effective April 30, 2015 American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30 the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)

C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” which amends the criteria that define an investment company and clarifies the measurement guidance and requires new disclosures for investment companies. Under the ASU, an entity that is registered under the Investment Company Act of 1940 automatically qualifies as an investment company. The Funds adopted this ASU for the fiscal year ended October 31, 2015. Management has evaluated the implications of the ASU and determined that adoption thereof will not have a material impact on the financial statements.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the High Yield Bond, Retirement Income and Appreciation, and Intermediate Bond Funds are managed by one or more investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the High Yield Bond and Retirement Income and Appreciation Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. The Manager receives an annualized fee of 0.20% of the average daily net assets of the Intermediate Bond Fund and pays a portion of its fee to an investment advisor hired by the Manager to direct investment activities of a portion of the Fund. The Manager is one of the investment advisors of the Retirement Income and Appreciation Fund and receives an annualized fee of 0.15% on the portion of assets managed by the Manager. The Manager serves as the sole investment advisor to the Short-Term Bond Fund. Management fees paid during the six months ended April 30, 2015 were as follows (dollars in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts paid to Manager
High Yield Bond	0.41%	$424	$373	$51
Retirement Income and Appreciation	0.31%	158	132	26
Intermediate Bond	0.20%	423	158	265
Short-Term Bond	0.20%	248	—	248

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C Classes of each Fund and 0.05% of the average daily net assets of the AMR Class, except for the Institutional Class of the Intermediate Bond and Short-Term Bond Funds from which the Manager receives a fee of 0.05% of average daily net assets.

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of each A Class and 1.00% of the average daily net assets of each C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of each Fund.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. For the six months ended April 30, 2015 the Short-Term Bond Fund participated as a lender and loaned on average $501,252 for 11 days at an average rate of 0.74% and earned $111. This amount is included in interest income on the Statements of Operations.

Expense Reimbursement Plan

The Manager voluntarily and contractually agreed to reimburse the following Funds to the extent that total operating expenses exceeded the Fund’s expense cap. For the period ended April 30, 2015, the Manager reimbursed expenses as follows:

		Expense Caps
Fund	Class	11/1/14 to 2/28/15	3/1/15 to 4/30/15	Reimbursed or Recovered Expenses	Expiration of Reimbursements
High Yield Bond	Institutional*	0.87%	0.87%	$7,266	2018
High Yield Bond	Y	0.98%	N/A	(98)	2018
High Yield Bond	Investor	1.09%	1.09%	701	2018
High Yield Bond	A	1.02%	1.02%	1,596	2018
High Yield Bond	C	1.77%	1.77%	1,913	2018
Retirement Income and Appreciation	Y	0.80%	0.80%	309	2018
Retirement Income and Appreciation	A	1.04%	1.04%	426	2018
Retirement Income and Appreciation	C	1.86%	1.86%	614	2018
Intermediate Bond	Y	0.65%	0.65%	43	2018
Intermediate Bond	Investor	0.79%	0.79%	893	2018
Intermediate Bond	A	0.89%	0.89%	206	2018
Intermediate Bond	C	1.64%	1.64%	157	2018
Short-Term Bond	Y	0.64%	0.64%	299	2018
Short-Term Bond	Investor	0.79%	0.79%	2,777	2018
Short-Term Bond	A	0.75%	0.75%	1,315	2018
Short Term Bond	C	1.50%	1.50%	1,575	2018

*	Voluntary waiver.

Of these amounts, $1,533, $254, $237, and $1,058 was receivable from the Manager for the six months ended April 30, 2015 for the High Yield Bond, Retirement Income and Appreciation, Intermediate Bond, and Short-Term Bond Funds, respectively. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses listed above will expire in 2018. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
High Yield Bond	$—	$7,120	2015
High Yield Bond	98	20,279	2016
High Yield Bond	—	22,685	2017
Retirement Income and Appreciation	—	3,661	2015
Retirement Income and Appreciation	—	2,999	2016
Retirement Income and Appreciation	—	2,785	2017
Intermediate Bond	—	7,592	2015
Intermediate Bond	—	6,148	2016
Intermediate Bond	—	2,783	2017
Short-Term Bond	—	29,140	2015
Short-Term Bond	—	20,687	2016
Short-Term Bond	—	15,490	2017

During the six months ended April 30, 2015, the Manager recovered $98 from the Y Class of the High Yield Bond Fund expiring in 2016. The other Funds have not recorded a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2015, Foreside collected $731 and $896 for the High Yield Bond and Retirement Income and Appreciation Funds, respectively from the sale of Class A Shares.

A contingent deferred sales charge (“CDSC”) of 0.50% will be deducted with respect to Class A Shares for the Retirement Income and Appreciation and Short-Term Bond Funds on certain purchases of $250,000 and $1,000,000 for the High Yield Bond and Intermediate Bond Funds or more that are redeemed in whole or part within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2015, there were no CDSC fees collected for the Funds.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2015, CDSC fees of $590 were collected for the High Yield Bond Fund.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included below.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accredited Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Fund’s assets and liabilities. During the six months ended April 30, 2015, there were no transfers between levels. As of April 30, 2015, the investments were classified as described below (in thousands):

High Yield Bond*	Level 1	Level 2	Level 3	Total
Common Stocks	$139	$—	$109	$248
Preferred Stocks	529	—	—	529
Convertible Obligations	—	257	—	257
Convertible Preferred Stocks	—	—	36	36
Rights	—	80	17	97
Corporate Obligations	—	166,819	267	167,086
Short-Term Investments - Money Market Funds	4,921	—	—	4,921

Total Investments in Securities	$5,589	$167,156	$429	$173,174

Retirement Income and Appreciation*	Level 1	Level 2	Level 3	Total
Common Stock	$1,088	$—	$—	$1,088
Preferred Stocks	3,605	—	—	3,605
Convertible Preferred Stocks	2,439	—	—	2,439
Convertible Obligations	—	17,863	—	17,863
Corporate Obligations	—	32,162	—	32,162
Foreign Government Obligations	—	541	—	541
Asset-Backed Obligations	—	1,242	—	1,242
Collateralized Mortgage Obligations	—	352	—	352
Commercial Mortgage-Backed Obligations	—	9,383	—	9,383
U.S. Agency Mortgage-Backed Obligations	—	12,137	—	12,137
U.S. Treasury Obligations	—	19,368	—	19,368
Short-Term Investments - Money Market Funds	4,639	—	—	4,639

Total Investments in Securities	$11,771	$93,048	$—	$104,819

Intermediate Bond*	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$166,416	$—	$166,416
Foreign Government Obligations	—	1,206	—	1,206
Asset-Backed Obligations	—	21,731	—	21,731
Collateralized Mortgage Obligations	—	469	—	469
Commercial Mortgage-Backed Obligations	—	25,068	—	25,068
U.S. Agency Mortgage-Backed Obligations	—	99,094	—	99,094
U.S. Treasury Obligations	—	107,765	—	107,765
Short-Term Investments - Money Market Funds	25,326	—	—	25,326

Total Investments in Securities	$25,326	$421,749	$—	$447,075

Short-Term Bond*	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$87,770	$—	$87,770
Asset-Backed Obligations	—	38,362	—	38,362
Commercial Mortgage-Backed Obligations	—	4,455	—	4,455
U.S. Treasury Obligations	—	30,103	—	30,103
Short-Term Investments - Money Markets Funds	331	—	—	331

Total Investments in Securities	$331	$160,690	$—	$161,021

*	Refer to the Schedules of Investments for Sector and Industry information.

The following is a reconciliation of Level 3 assets of the High Yield Bond Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period (in thousands):

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

			Convertible
	Common		Preferred	Corporate
	Stocks	Rights	Stocks	Obligations	Totals
Balance as of October 31, 2014	$77	$—	$45	$—	$122
Realized gain (loss)	(67)	—	—	6	(61)
Change in unrealized appreciation or (depreciation)	19	(54)	(9)	(67)	(111)
Purchases	138	71	—	334	543
Sales	58	—	—	6	64
Transfer into Level 3	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—

Balance as of April 30, 2015	109	17	36	267	429

Change in unrealized at period end*	$19	$(54)	$(9)	$(67)	$(111)

	Rights	Corp	Common Stocks	Convertible Preferred Stock
Ending Balance as of 4/30/2015	$7	$267	$28	$36
Valuation Technique	Indicative bid quote	Financial Analysis	Indicative bid quote	Indicative bid quote
Unobservable Inputs	Broken quote	**	Broken quotes	Broken quotes
Input Value(s)	$ 0.15	$ 80	$ 3.20 - $750	$ 750

*	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statements of Operations.
**	Private company financial information.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Funds generally will be declared daily and paid monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. These amounts are reported with the net realized gains in the Fund’s Statement of Operations.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The High Yield Bond Fund imposes a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Fund pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

In-Kind Securities

Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended April 30, 2015 are disclosed in the Notes to the Schedules of Investments.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Retirement Income and Appreciation, Intermediate Bond and Short-Term Bond Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

5. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	High Yield Bond		Retirement Income and Appreciation
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$2,498	$4,444	$—	$—
Y Class	34	110	20	26
Investor Class	185	447	2,385	4,107
A Class	47	81	13	19
C Class	49	95	38	51
AMR Class	4,391	8,270	—	—
Long-term capital gain
Institutional Class	1,138	219	—	—
Y Class	16	7	18	14
Investor Class	84	26	2,352	2,963
A Class	19	4	11	13
C Class	23	7	45	44
AMR Class	1,742	464	—	—

Total distributions paid	$10,226	$14,174	$4,882	$7,237

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

	Intermediate Bond		Short-Term Bond
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$5,476	$11,444	$1,354	$1,692
Y Class	3	4	5	10
Investor Class	14	42	20	52
A Class	4	9	4	10
C Class	2	6	—	—
Long-term capital gains
Institutional Class	1,286	447	—	—
Y Class	1	—	—	—
Investor Class	4	2	—	—
A Class	1	1	—	—
C Class	1	1	—	—

Total distributions paid	$6,792	$11,956	$1,383	$1,764

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2015, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	High Yield Bond	Retirement Income and Appreciation	Intermediate Bond	Short-Term Bond
Cost basis of investments for federal income tax purposes	$182,810	$99,588	$436,465	$161,652

Unrealized appreciation	2,842	5,986	12,195	220
Unrealized depreciation	(12,477)	(755)	(1,585)	(851)

Net unrealized appreciation	(9,635)	5,231	10,610	(631)

Undistributed ordinary income	177	809	2,030	447
Accumulated long-term gain or (loss)	(4,806)	1,509	214	(6,742)
Other temporary differences	(6)	—	—	—

Distributable earnings or (deficits)	$(14,270)	$7,549	$12,854	$(6,926)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, book amortization for premiums, dividends payable and income adjustments associated with contingent payment debt instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, pay down reclasses, income adjustments associated with contingent payment debt instruments, and dividends that have been reclassified as of April 30, 2015 (in thousands):

	High Yield Bond	Retirement Income and Appreciation	Intermediate Bond	Short-Term Bond
Paid-in-capital	$1	$(372)	$—	$(466)
Undistributed net investment income	(1)	627	381	1,021
Accumulated net realized gain or (loss)	—	(255)	(381)	(555)
Unrealized appreciation or (depreciation) of investments	—	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Losses incurred that will be carried forward under the provisions of the Act for the six months ended April 30, 2015 are as follows (in thousands):

	Loss Carryforward Character
Fund	Short-Term	Long Term	Total
Short-Term Bond	$489	$1,055	$1,544

As of April 30, 2015 the capital loss carryforward positions prior to the provisions of RIC MOD that may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, are as follows (in thousands):

Fund	2016	2017	Total
Short-Term Bond	$5,198	$—	$5,198

The Short-Term Bond Fund had $467 of expired loss carryforward positions occurring prior to the provisions of the Act (in thousands).

6. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the year ended April 30, 2015 were as follows (in thousands):

	High Yield Bond	Retirement Income and Appreciation	Intermediate Bond	Short-Term Bond
Purchases (excluding U.S. government securities)	$64,935	$15,263	$70,225	$37,487
Sales and maturities (excluding U.S. government securities)	102,571	17,369	57,692	171,604
Purchases of U.S. government securities	—	—	12,533	14,202
Sales and maturities of U.S. government securities	—	1,508	13,925	144,115

7. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

For the Six months Ended April 30, 2015

	Institutional Class		Y Class		Investor Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,340	$11,585	51	$441	43	$367
Redemption Fees	—	(3)	—	—	—	(1)
Reinvestment of dividends	424	3,628	4	33	29	244
Shares redeemed	(6,103)	(52,103)	(76)	(653)	(217)	(1,867)

Net (decrease) in shares outstanding	(4,339)	$(36,893)	(21)	$(179)	(145)	$(1,257)

	A Class		C Class		AMR Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24	$212	65	$562	1,851	$15,961
Redemption Fees	—	—	—	—	—	(4)
Reinvestment of dividends	7	60	6	52	716	6,133
Shares redeemed	(35)	(300)	(42)	(357)	(2,136)	(18,467)

Net increase (decrease) in shares outstanding	(4)	$(28)	29	$257	431	$3,623

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

	Y Class		Investor Class		A Class
Retirement Income and Appreciation Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	(30)	$320	(441)	$4,755	(64)	$691
Reinvestment of dividends	(3)	34	(444)	4,734	(2)	21
Shares redeemed	9	(99)	669	(7,225)	4	(38)

Net increase (decrease) in shares outstanding	(24)	$255	(216)	$2,264	(62)	$674

	C Class
Retirement Income and Appreciation Fund	Shares	Amount
Shares sold	(45)	$501
Reinvestment of dividends	(7)	75
Shares redeemed	40	(432)

Net increase (decrease) in shares outstanding	(13)	$144

	Institutional Class		Y Class		Investor Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,430	$37,205	6	$64	15	$155
Reinvestment of dividends	624	6,761	—	2	2	18
Shares redeemed	(2,107)	(22,815)	(6)	(63)	(38)	(412)

Net increase (decrease) in shares outstanding	1,947	$21,151	—	$3	(21)	$(239)

	A Class		C Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	5	$55	19	$206
Reinvestment of dividends	—	2	—	1
Shares redeemed	(5)	(56)	(1)	(9)

Net increase in shares outstanding	—	$1	18	$198

	Institutional Class		Y Class		Investor Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,214	$36,506	57	$493	53	$457
Reinvestment of dividends	156	1,353	—	3	2	20
Shares redeemed	(20,457)	(176,973)	(83)	(722)	(336)	(2,915)

Net (decrease) in shares outstanding	(16,087)	$(139,114)	(26)	$(226)	(281)	$(2,438)

	A Class		C Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	7	$56	24	$209
Reinvestment of dividends	—	4	—	—
Shares redeemed	(54)	(467)	(9)	(83)

Net increase (decrease) in shares outstanding	(47)	$(407)	15	$126

For the Year Ended October 31, 2014

	Institutional Class		Y Class		Investor Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,639	$33,965	369	$3,453	191	$1,786
Redemption Fees	—	11	—	—	—	1
Reinvestment of dividends	490	4,563	8	71	47	441
Shares redeemed	(1,782)	(16,624)	(465)	(4,315)	(323)	(3,008)

Net increase (decrease) in shares outstanding	2,347	$21,915	(88)	$(791)	(85)	$(780)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2015 (Unaudited)

	A Class		C Class		AMR Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	127	$1,188	88	$821	4,757	$44,526
Redemption Fees	—	—	—	—	—	19
Reinvestment of dividends	8	78	7	64	938	8,734
Shares redeemed	(74)	(687)	(102)	(950)	(5,899)	(54,615)

Net increase (decrease) in shares outstanding	61	$579	(7)	$(65)	(204)	$(1,336)

	Y Class		Investor Class		A Class
Retirement Income and Appreciation Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24	$261	1,502	$16,482	1	$10
Reinvestment of dividends	3	39	655	7,057	2	28
Shares redeemed	(15)	(169)	(4,752)	(51,433)	(39)	(435)

Net increase (decrease) in shares outstanding	12	$131	(2,595)	$(27,894)	(36)	$(397)

	C Class
Retirement Income and Appreciation Fund	Shares	Amount
Shares sold	36	$397
Reinvestment of dividends	7	79
Shares redeemed	(43)	(478)

Net (decrease) in shares outstanding	—	$(2)

	Institutional Class		Y Class		Investor Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,706	$125,224	12	$134	48	$511
Reinvestment of dividends	1,113	11,884	—	1	4	42
Shares redeemed	(6,064)	(64,974)	(7)	(77)	(75)	(806)

Net increase (decrease) in shares outstanding	6,755	$72,134	5	$58	(23)	$(253)

	A Class		C Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	5	$51	1	$9
Reinvestment of dividends	—	3	—	5
Shares redeemed	(5)	(50)	(52)	(556)

Net increase (decrease) in shares outstanding	—	$4	(51)	$(542)

	Institutional Class		Y Class		Investor Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22,267	$193,284	113	$982	234	$2,029
Reinvestment of dividends	195	1,690	—	4	6	50
Shares redeemed	(5,901)	(51,348)	(118)	(1,025)	(265)	(2,302)

Net increase (decrease) in shares outstanding	16,561	$143,626	(5)	$(39)	(25)	$(223)

	A Class		C Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	49	$428	53	$455
Reinvestment of dividends	1	9	—	—
Shares redeemed	(159)	(1,380)	(40)	(346)

Net increase (decrease) in shares outstanding	(109)	$(943)	13	$109

American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014		2013		2012		2011A		2010
	(unaudited)

Net asset value, beginning of period	$9.11		$9.31		$9.10		$8.68		$9.05		$8.42

Income from investment operations:
Net investment income	0.22		0.55		0.58		0.67		0.71		0.75
Net gains (losses) from investments (both realized and unrealized)	(0.28)		(0.15)		0.21		0.42		(0.37)		0.63

Total income (loss) from investment operations	(0.06)		0.40		0.79		1.09		0.34		1.38

Less distributions:
Dividends from net investment income	(0.27)		(0.57)		(0.58)		(0.67)		(0.71)		(0.75)
Distributions from net realized gains	(0.14)		(0.03)		—		—		—		—

Total distributions	(0.41)		(0.60)		(0.58)		(0.67)		(0.71)		(0.75)

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$8.64		$9.11		$9.31		$9.10		$8.68		$9.05

Total return C	(0.49	)%D	4.30%		8.94%		13.12%		3.79%		17.17%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$41,142		$82,846		$628,376		$42,026		$41,093		$41,459
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.89	%E	0.87%		0.91%		0.93%		0.88%		0.79%
Expenses, net of reimbursements or recoupments	0.87	%E	0.85%		0.89%		0.93%		0.88%		0.79%
Net investment income (loss), before reimbursements or recoupments	5.93	%E	5.75%		6.25%		7.61%		7.90%		8.69%
Net investment income, net of reimbursements or recoupements	5.95	%E	5.77%		6.26%		7.62%		7.90%		8.69%
Portfolio turnover rate	33	%D	74%		82%		100%		149%		176%

A	PENN Capital Management Company, Inc. was added as an investment manager to the High Yield Bond Fund on September 15, 2011.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class												Investor Class
Six Months Ended April 30,		Year Ended October 31,								March 1 to Oct. 31, 2010		Six Months Ended April 30,		Year Ended October 31,
2015		2014		2013		2012		2011A				2015		2014		2013		2012		2011A		2010
(unaudited)												(unaudited)

$9.12		$9.32		$9.12		$8.69		$9.06		$8.63		$9.11		$9.31		$9.10		$8.68		$9.06		$8.42

0.24		0.51		0.58		0.64		0.68		0.50		0.24		0.52		0.56		0.65		0.69		0.73
(0.28)		(0.13)		0.20		0.43		(0.37)		0.43		(0.30)		(0.15)		0.21		0.42		(0.38)		0.64

(0.04)		0.38		0.78		1.07		0.31		0.93		(0.06)		0.37		0.77		1.07		0.31		1.37

(0.26)		(0.55)		(0.58)		(0.64)		(0.68)		(0.50)		(0.26)		(0.54)		(0.56)		(0.65)		(0.69)		(0.73)
(0.14)		(0.03)		—		—		—		—		(0.14)		(0.03)		—		—		—		—

(0.40)		(0.58)		(0.58)		(0.64)		(0.68)		(0.50)		(0.40)		(0.57)		(0.56)		(0.65)		(0.69)		(0.73)

0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

$8.68		$9.12		$9.32		$9.12		$8.69		$9.06		$8.65		$9.11		$9.31		$9.10		$8.68		$9.06

(0.21	)%D	4.16%		8.74%		12.74%		3.36%		11.17	%D	(0.52	)%D	4.03%		8.73%		12.86%		3.41%		17.00%

$921		$1,157		$2,005		$437		$11		$1		$5,070		$6,674		$7,609		$8,930		$7,560		$54,142

0.94	%E	0.93%		1.02%		1.13%		27.02%		0.82	%E	1.12	%E	1.10%		1.13%		1.16%		1.09%		1.04%
0.96	%E	0.95%		0.98%		1.01%		1.61%		0.82	%E	1.09	%E	1.09%		1.09%		1.16%		1.09%		1.04%
5.86	%E	5.70%		6.06%		7.08%		(18.29)%		8.53	%E	5.71	%E	5.56%		6.08%		7.37%		7.75%		8.48%
5.84	%E	5.67%		6.10%		7.20%		7.11%		8.53	%E	5.73	%E	5.57%		6.12%		7.37%		7.75%		8.48%
33	%D	74%		82%		100%		149%		176	%F	33	%D	74%		82%		100%		149%		176%

American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,								May 17 to Oct. 31,
	2015		2014		2013		2012		2011A		2010
	(unaudited)

Net asset value, beginning of period	$9.12		$9.32		$9.11		$8.69		$9.08		$8.67

Income from investment operations:
Net investment income	0.25		0.53		0.56		0.66		0.69		0.32
Net gains (losses) from investments (both realized and unrealized)	(0.31)		(0.16)		0.21		0.42		(0.39)		0.41

Total income (loss) from investment operations	(0.06)		0.37		0.77		1.08		0.30		0.73

Less distributions:
Dividends from net investment income	(0.26)		(0.54)		(0.56)		(0.66)		(0.69)		(0.32)
Distributions from net realized gains	(0.14)		(0.03)		—		—		—		—

Total distributions	(0.40)		(0.57)		(0.56)		(0.66)		(0.69)		(0.32)

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$8.66		$9.12		$9.32		$9.11		$8.69		$9.08

Total return C	(0.47	)%D	4.04%		8.72%		12.88%		3.31%		8.66	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,399		$1,506		$972		$678		$117		$40
Ratios to average net assets:
Expenses, before reimbursements	1.25	%E	1.30%		1.38%		1.46%		3.93%		1.30	%E
Expenses, net of reimbursements	1.02	%E	1.08%		1.12%		1.11%		1.11%		1.12	%E
Net investment income (loss), before reimbursements	5.57	%E	5.32%		5.78%		6.97%		4.74%		6.93	%E
Net investment income, net of reimbursements	5.80	%E	5.54%		6.04%		7.32%		7.56%		7.11	%E
Portfolio turnover rate	33	%D	74%		82%		100%		149%		176	%F

A	PENN Capital Management Company, Inc. was added as an investment manager to the High Yield Bond Fund on September 15, 2011.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

C Class												AMR Class
Six Months Ended April 30,		Year Ended October 31,								Sept. 1 to Oct. 31, 2010		Six Months Ended April 30,		Year Ended October 31,
2015		2014		2013		2012		2011A				2015		2014		2013		2012		2011A		2010
(unaudited)												(unaudited)

$9.11		$9.30		$9.09		$8.67		$9.05		$8.68		$9.11		$9.31		$9.10		$8.68		$9.06		$8.42

0.22		0.45		0.49		0.59		0.63		0.09		0.27		0.57		0.61		0.70		0.74		0.78
(0.31)		(0.15)		0.21		0.42		(0.39)		0.37		(0.32)		(0.15)		0.21		0.42		(0.38)		0.63

(0.09)		0.30		0.70		1.01		0.24		0.46		(0.05)		0.42		0.82		1.12		0.36		1.41

(0.22)		(0.46)		(0.49)		(0.59)		(0.62)		(0.09)		(0.28)		(0.59)		(0.61)		(0.70)		(0.74)		(0.77)
(0.14)		(0.03)		—		—		—		—		(0.14)		(0.03)		—		—		—		—

(0.36)		(0.49)		(0.49)		(0.59)		(0.62)		(0.09)		(0.42)		(0.62)		(0.61)		(0.70)		(0.74)		(0.77)

0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

$8.66		$9.11		$9.30		$9.09		$8.67		$9.05		$8.64		$9.11		$9.31		$9.10		$8.68		$9.06

(0.83	)%D	3.28%		7.90%		12.06%		2.67%		5.31	%D	(0.32	)%D	4.63%		9.25%		13.46%		3.96%		17.59%

$1,926		$1,756		$1,858		$2,262		$403		$37		$125,836		$128,707		$133,510		$86,030		$73,298		$89,992

1.99	%E	2.06%		2.12%		2.16%		3.15%		2.29	%E	0.59	%E	0.58%		0.61%		0.62%		0.60%		0.54%
1.77	%E	1.84%		1.87%		1.86%		1.85%		1.87	%E	0.59	%E	0.58%		0.61%		0.62%		0.60%		0.54%
4.79	%E	4.59%		5.11%		6.29%		5.53%		4.97	%E	6.24	%E	6.07%		6.55%		7.91%		8.18%		8.91%
5.01	%E	4.81%		5.36%		6.60%		6.82%		5.40	%E	6.24	%E	6.07%		6.55%		7.91%		8.18%		8.91%
33	%D	74%		82%		100%		149%		176	%F	33	%D	74%		82%		100%		149%		176%

.

American Beacon Retirement Income and Appreciation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,				March 1 to Oct. 31,
	2015		2014	2013	2012	2011	2010
	(unaudited)

Net asset value, beginning of period	$11.05		$11.19	$11.14	$10.83	$10.80	$10.31

Income from investment operations:
Net investment income	0.19		0.26	0.06	0.28	0.26	0.20
Net gains (losses) from investments (both realized and unrealized)	0.05		0.30	0.32	0.37	0.05	0.49

Total income from investment operations	0.24		0.56	0.38	0.65	0.31	0.69

Less distributions:
Dividends from net investment income	(0.18)		(0.33)	(0.26)	(0.28)	(0.28)	(0.20)
Distributions from net realized gains	(0.38)		(0.37)	(0.07)	(0.06)	—	—
Return of capital	—		—	—	—	—	—

Total distributions	(0.56)		(0.70)	(0.33)	(0.34)	(0.28)	(0.20)

Net asset value, end of period	$10.73		$11.05	$11.19	$11.14	$10.83	$10.80

Total return A	2.19	%B	5.19%	3.43%	6.10%	2.96%	6.78	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$968		$733	$608	$2,287	$539	$367
Ratios to average net assets:
Expenses, before reimbursements	0.88	%C	0.90%	0.83%	0.87%	1.80%	0.80	%C
Expenses, net of reimbursements	0.80	%C	0.80%	0.80%	0.81%	0.84%	0.80	%C
Net investment income, before reimbursements	1.72	%C	1.71%	1.95%	2.20%	1.45%	2.74	%C
Net investment income, net of reimbursements	1.79	%C	1.81%	1.99%	2.26%	2.41%	2.74	%C
Portfolio turnover rate	15	%B	50%	53%	42%	54%	51	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon Retirement Income and Appreciation FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class							A Class
Six Months Ended April 30,		Year Ended October 31,					Six Months Ended April 30,		Year Ended October 31,				May 17 to Oct. 31,
2015		2014	2013	2012	2011	2010	2015		2014	2013	2012	2011	2010
(unaudited)							(unaudited)

$11.06		$11.19	$11.14	$10.84	$10.81	$10.25	$11.10		$11.23	$11.17	$10.85	$10.81	$10.37

0.09		0.02	0.10	0.24	0.27	0.36	0.35		0.03	0.12	0.22	0.23	0.13
0.13		0.50	0.25	0.37	0.02	0.51	(0.13)		0.49	0.23	0.39	0.05	0.44

0.22		0.52	0.35	0.61	0.29	0.87	0.22		0.52	0.35	0.61	0.28	0.57

(0.15)		(0.28)	(0.23)	(0.25)	(0.26)	(0.31)	(0.15)		(0.28)	(0.22)	(0.23)	(0.24)	(0.13)
(0.38)		(0.37)	(0.07)	(0.06)	—	—	(0.38)		(0.37)	(0.07)	(0.06)	—	—
—		—	—	—	—	—	—		—	—	—	—	—

(0.53)		(0.65)	(0.30)	(0.31)	(0.26)	(0.31)	(0.53)		(0.65)	(0.29)	(0.29)	(0.24)	(0.13)

$10.75		$11.06	$11.19	$11.14	$10.84	$10.81	$10.79		$11.10	$11.23	$11.17	$10.85	$10.81

2.03	%B	4.86%	3.14%	5.75%	2.71%	8.60%	2.03	%B	4.83%	3.18%	5.78%	2.61%	5.52	%B

$99,255		$99,748	$130,013	$163,713	$147,415	$126,022	$1,106		$447	$851	$1,253	$770	$166

1.14	%C	1.15%	1.11%	1.12%	1.10%	1.08%	1.16	%C	1.27%	1.23%	1.28%	2.00%	1.20	%C
1.14	%C	1.15%	1.11%	1.12%	1.10%	1.08%	1.04	%C	1.13%	1.14%	1.14%	1.15%	1.14	%C
1.44	%C	1.42%	1.61%	1.98%	2.15%	2.79%	1.40	%C	1.30%	1.48%	1.82%	1.21%	2.03	%C
1.44	%C	1.42%	1.60%	1.98%	2.15%	2.79%	1.52	%C	1.44%	1.57%	1.95%	2.06%	2.10	%C
15	%B	50%	53%	42%	54%	51%	15	%B	50%	53%	42%	54%	51	%D

American Beacon Retirement Income and Appreciation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,				Sept. 1 to Oct. 31,
	2015		2014	2013	2012	2011	2010
	(unaudited)

Net asset value, beginning of period	$11.12		$11.24	$11.17	$10.85	$10.82	$10.61

Income from investment operations:
Net investment income	0.06		0.07	0.08	0.13	0.15	0.03
Net gains (losses) from investments (both realized and unrealized)	0.12		0.36	0.18	0.39	0.04	0.20

Total income from investment operations	0.18		0.43	0.26	0.52	19.00	0.23

Less distributions:
Dividends from net investment income	(0.10)		(0.18)	(0.12)	(0.14)	(0.16)	(0.02)
Distributions from net realized gains	(0.38)		(0.37)	(0.07)	(0.06)	—	—
Return of capital	—		—	—	—	—	—

Total distributions	(0.48)		(0.55)	(0.19)	(0.20)	(0.16)	(0.02)

Net asset value, end of period	$10.82		$11.12	$11.24	$11.17	$10.85	$10.82

Total return A	1.67	%B	4.01%	2.28%	4.87%	1.75%	2.19	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,995		$1,897	$1,918	$1,977	$1,587	$1,035
Ratios to average net assets:
Expenses, before reimbursements	1.92	%C	2.01%	1.99%	2.04%	1.99%	2.33	%C
Expenses, net of reimbursements	1.86	%C	1.94%	1.96%	1.97%	1.94%	1.96	%C
Net investment income, before reimbursements	0.67	%C	0.58%	0.71%	1.06%	1.25%	1.40	%C
Net investment income, net of reimbursements	0.73	%C	0.65%	0.75%	1.13%	1.30%	1.77	%C
Portfolio turnover rate	15	%B	50%	53%	42%	54%	51	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

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American Beacon Intermediate Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
	(unaudited)

Net asset value, beginning of period	$10.78		$10.73	$11.26	$10.99	$11.10	$10.69

Income from investment operations:
Net investment income (loss)	0.13		0.28	0.24	0.27	0.33	0.39
Net gains (losses) from investments (both realized and unrealized)	0.08		0.10	(0.36)	0.34	0.10	0.40

Total income (loss) from investment operations	0.21		0.38	(0.12)	0.61	0.43	0.79

Less distributions:
Dividends from net investment income	(0.14)		(0.32)	(0.28)	(0.29)	(0.35)	(0.38)
Distributions from net realized gains	(0.03)		(0.01)	(0.13)	(0.05)	(0.19)	—

Total distributions	(0.17)		(0.33)	(0.41)	(0.34)	(0.54)	(0.38)

Net asset value, end of period	$10.82		$10.78	$10.73	$11.26	$10.99	$11.10

Total return A	1.99	%B	3.66%	(1.04)%	5.59%	4.11%	7.56%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$436,553		$413,618	$339,416	$388,491	$275,234	$290,734
Ratios to average net assets:
Expenses, before reimbursements	0.32	%C	0.32%	0.33%	0.33%	0.35%	0.33%
Expenses, net of reimbursements	0.32	%C	0.32%	0.33%	0.33%	0.35%	0.33%
Net investment income, before reimbursements	2.26	%C	2.30%	2.30%	2.25%	3.12%	3.39%
Net investment income, net of reimbursements	2.26	%C	2.30%	2.30%	2.25%	3.12%	3.39%
Portfolio turnover rate	14	%B	41%	50%	144%	75%	96%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon Intermediate Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class
Six Months Ended April 30,		Year Ended October 31,				March 1 to Oct. 31, 2010		Six Months Ended April 30,		Year Ended October 31,
2015		2014	2013	2012	2011			2015		2014	2013	2012	2011	2010
(unaudited)								(unaudited)

$10.82		$10.77	$11.31	$11.03	$11.10	$10.69		$10.76		$10.71	$11.25	$10.97	$11.08	$10.68

0.11		0.32	(0.04)	0.26	0.27	0.23		0.01		0.14	(0.04)	0.22	0.29	0.33
0.09		0.02	(0.12)	0.32	0.17	0.41		0.19		0.18	(0.14)	0.35	0.10	0.41

0.20		0.34	(0.16)	0.58	0.44	0.64		0.20		0.32	(0.18)	0.57	0.39	0.74

(0.12)		(0.28)	(0.25)	(0.25)	(0.32)	(0.23)		(0.11)		(0.26)	(0.23)	(0.24)	(0.31)	(0.34)
(0.03)		(0.01)	(0.13)	(0.05)	(0.19)	—		(0.03)		(0.01)	(0.13)	(0.05)	(0.19)	—

(0.15)		(0.29)	(0.38)	(0.30)	(0.51)	(0.23)		(0.14)		(0.27)	(0.36)	(0.29)	(0.50)	(0.34)

$10.87		$10.82	$10.77	$11.31	$11.03	$11.10		$10.82		$10.76	$10.71	$11.25	$10.97	$11.08

1.88	%B	3.26%	(1.42)%	5.34%	4.19%	6.03	%B	1.88	%B	3.12%	(1.58)%	5.20%	3.65%	7.01%

$246		$241	$183	$113	$60	$382		$1,272		$1,504	$1,749	$11,011	$3,729	$3,829

0.68	%C	0.70%	0.67%	0.99%	0.73%	0.67	%C	0.92	%C	0.90%	0.87%	0.84%	0.86%	0.83%
0.65	%C	0.65%	0.65%	0.64%	0.65%	0.64	%C	0.79	%C	0.79%	0.79%	0.79%	0.79%	0.76%
1.89	%C	1.93%	1.91%	1.65%	2.74%	2.58	%C	1.66	%C	1.72%	1.74%	1.80%	2.59%	2.88%
1.93	%C	1.98%	1.93%	2.00%	2.82%	2.60	%C	1.79	%C	1.83%	1.82%	1.86%	2.66%	2.95%
14	%B	41%	50%	144%	75%	96	%D	14	%B	41%	50%	144%	75%	96%

American Beacon Intermediate Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,				May 17 to Oct. 31,
	2015		2014	2013	2012	2011	2010
	(unaudited)

Net asset value, beginning of period	$10.76		$10.71	$11.24	$10.96	$11.07	$10.74

Income from investment operations:
Net investment income (loss)	0.09		0.18	0.14	0.18	0.28	0.13
Net gains (losses) from investments (both realized and unrealized)	0.10		0.12	(0.33)	0.36	0.09	0.33

Total income (loss) from investment operations	0.19		0.30	(0.19)	0.54	0.37	0.46

Less distributions:
Dividends from net investment income	(0.10)		(0.24)	(0.21)	(0.21)	(0.29)	(0.13)
Distributions from net realized gains	(0.03)		(0.01)	(0.13)	(0.05)	(0.19)	—

Total distributions	(0.13)		(0.25)	(0.34)	(0.26)	(0.48)	(0.13)

Net asset value, end of period	$10.82		$10.76	$10.71	$11.24	$10.96	$11.07

Total return A	1.82	%B	2.92%	(1.69)%	4.99%	3.45%	4.31	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$429		$426	$420	$734	$584	$46
Ratios to average net assets:
Expenses, before reimbursements	0.99	%C	1.06%	1.11%	1.12%	1.13%	1.05	%C
Expenses, net of reimbursements	0.89	%C	0.96%	0.99%	0.99%	0.99%	0.95	%C
Net investment income, before reimbursements	1.59	%C	1.56%	1.52%	1.48%	2.31%	2.15	%C
Net investment income, net of reimbursements	1.69	%C	1.67%	1.64%	1.61%	2.46%	2.25	%C
Portfolio turnover rate	14	%B	41%	50%	144%	75%	96	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon Intermediate Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,				Sept. 1 to Oct. 31, 2010
	2015		2014	2013	2012	2011
	(unaudited)

Net asset value, beginning of period	$10.78		$10.71	$11.25	$10.97	$11.08	$11.05

Income from investment operations:
Net investment income (loss)	0.30		(0.25)	0.07	0.13	0.19	0.03
Net gains (losses) from investments (both realized and unrealized)	(0.16)		0.48	(0.35)	0.33	0.10	0.03

Total income (loss) from investment operations	0.14		0.23	(0.28)	0.46	0.29	0.06

Less distributions:
Dividends from net investment income	(0.06)		(0.15)	(0.13)	(0.13)	(0.21)	(0.03)
Distributions from net realized gains	(0.03)		(0.01)	(0.13)	(0.05)	(0.19)	—

Total distributions	(0.09)		(0.16)	(0.26)	(0.18)	(0.40)	(0.03)

Net asset value, end of period	$10.83		$10.78	$10.71	$11.25	$10.97	$11.08

Total return A	1.33	%B	2.24%	(2.51)%	4.21%	2.70%	0.56	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$389		$189	$734	$1,372	$286	$325
Ratios to average net assets:
Expenses, before reimbursements	1.74	%C	1.83%	1.94%	1.87%	1.86%	2.09	%C
Expenses, net of reimbursements	1.63	%C	1.73%	1.74%	1.73%	1.72%	1.74	%C
Net investment income, before reimbursements	0.83	%C	0.83%	0.69%	0.75%	1.61%	0.88	%C
Net investment income, net of reimbursements	0.93	%C	0.93%	0.89%	0.89%	1.75%	1.23	%C
Portfolio turnover rate	14	%B	41%	50%	144%	75%	96	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon Short-Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
	(unaudited)

Net asset value, beginning of period	$8.67		$8.70	$8.78	$8.71	$8.89	$8.83

Income from investment operations:
Net investment income (loss)	(0.29)		0.37	(0.09)	0.28	0.26	0.23
Net gains (losses) from investments (both realized and unrealized)	0.32		(0.30)	0.13	(0.05)	(0.25)	0.10

Total income (loss) from investment operations	0.03		0.07	0.04	0.23	0.01	0.33

Less distributions:
Dividends from net investment income	(0.05)		(0.10)	(0.12)	(0.16)	(0.19)	(0.27)
Distributions from net realized gains	—		—	—	—	—	—

Total distributions	(0.05)		(0.10)	(0.12)	(0.16)	(0.19)	(0.27)

Net asset value, end of period	$8.65		$8.67	$8.70	$8.78	$8.71	$8.89

Total return A	0.34	%B	0.83%	0.47%	2.72%	0.17%	3.78%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$153,631		$293,620	$150,509	$217,545	$156,937	$131,314
Ratios to average net assets:
Expenses, before reimbursements	0.34	%C	0.37%	0.38%	0.37%	0.37%	0.35%
Expenses, net of reimbursements	0.34	%C	0.37%	0.38%	0.37%	0.37%	0.35%
Net investment income (loss), before reimbursements	0.53	%C	0.60%	0.90%	1.50%	1.73%	2.27%
Net investment income (loss), net of reimbursements	0.53	%C	0.60%	0.90%	1.50%	1.73%	2.27%
Portfolio turnover rate	16	%B	53%	105%	18%	65%	60%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon Short-Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class
Six Months Ended April 30,		Year Ended October 31,				March 1 to Oct. 31, 2010		Six Months Ended April 30, 2015		Year Ended October 31,
2015		2014	2013	2012	2011					2014	2013	2012	2011	2010
(unaudited)								(unaudited)

$8.69		$8.72	$8.77	$8.73	$8.90	$8.84		$8.68		$8.70	$8.79	$8.72	$8.89	$8.84

(0.03)		0.03	0.13	0.10	0.15	0.15		(0.73)		(0.02)	(0.58)	(0.19)	0.14	0.08
0.04		0.02	(0.08)	0.11	(0.15)	0.08		0.73		0.07	0.58	0.39	(0.15)	0.21

0.01		0.05	0.05	0.21	—	0.23		0.00		0.05	0.00	0.20	(0.01)	0.29

(0.04)		(0.08)	(0.10)	(0.17)	(0.17)	(0.17)		(0.03)		(0.07)	(0.09)	(0.13)	(0.16)	(0.24)
—		—	—	—	—	—		—		—	—	—	—	—

(0.04)		(0.08)	(0.10)	(0.17)	(0.17)	(0.17)		(0.03)		(0.07)	(0.09)	(0.13)	(0.16)	(0.24)

$8.66		$8.69	$8.72	$8.77	$8.73	$8.90		$8.65		$8.68	$8.70	$8.79	$8.72	$8.89

0.08	%B	0.56%	0.56%	2.77%	0.04%	2.55	%B	0.00	%B	0.53%	0.03%	2.28%	(0.12)%	3.33%

$900		$1,130	$1,173	$272	$344	$51		$4,799		$7,255	$7,497	$14,203	$24,557	$23,175

0.69	%C	0.72%	0.72%	0.72%	1.43%	0.65	%C	0.89	%C	0.90%	0.90%	0.89%	0.90%	0.86%
0.64	%C	0.64%	0.63%	0.64%	0.60%	0.64	%C	0.79	%C	0.79%	0.79%	0.79%	0.78%	0.67%
0.18	%C	0.26%	0.58%	1.16%	0.57%	1.45	%C	(0.01	)%C	0.07%	0.39%	0.99%	1.18%	1.75%
0.23	%C	0.34%	0.66%	1.24%	1.40%	1.47	%C	0.09	%C	0.19%	0.50%	1.09%	1.30%	1.94%
16	%B	53%	105%	18%	65%	60	%D	16	%B	53%	105%	18%	65%	60%

American Beacon Short-Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,				May 17 to Oct. 31, 2010
	2015		2014	2013	2012	2011
	(unaudited)

Net asset value, beginning of period	$8.68		$8.70	$8.78	$8.71	$8.89	$8.84

Income from investment operations:
Net investment income (loss)	(0.11)		(0.07)	0.02	0.08	0.15	0.09
Net gains (losses) from investments (both realized and unrealized)	0.11		0.11	(0.02)	0.11	(0.18)	0.07

Total income (loss) from investment operations	0.00		0.04	0.00	0.19	(0.03)	0.16

Less distributions:
Dividends from net investment income	(0.03)		(0.06)	(0.08)	(0.12)	(0.15)	(0.11)
Distributions from net realized gains	—		—	—	—	—	—

Total distributions	(0.03)		(0.06)	(0.08)	(0.12)	(0.15)	(0.11)

Net asset value, end of period	$8.65		$8.68	$8.70	$8.78	$8.71	$8.89

Total return A	0.02	%B	0.52%	0.00%	2.22%	(0.33)%	(1.78	)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$912		$1,322	$2,271	$2,951	$3,428	$44
Ratios to average net assets:
Expenses, before reimbursements	1.00	%C	1.10%	1.13%	1.12%	1.38%	1.02	%C
Expenses, net of reimbursements	0.75	%C	0.82%	0.85%	0.85%	0.84%	0.81	%C
Net investment income (loss), before reimbursements	(0.12	)%C	(0.10)%	0.15%	0.75%	0.49%	0.49	%C
Net investment income (loss), net of reimbursements	0.14	%C	0.18%	0.43%	1.03%	1.03%	0.69	%C
Portfolio turnover rate	16	%B	53%	105%	18%	65%	60	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon Short-Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,				Sept. 1 to Oct. 31,
	2015		2014	2013	2012	2011	2010
	(unaudited)

Net asset value, beginning of period	$8.68		$8.70	$8.79	$8.72	$8.90	$8.88

Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)	0.03	0.02	0.12	(0.04)
Net gains (losses) from investments (both realized and unrealized)	(0.02)		0.01	(0.10)	0.11	(0.21)	0.08

Total income (loss) from investment operations	(0.03)		(0.02)	(0.07)	0.13	(0.09)	0.04

Less distributions:
Dividends from net investment income	0.00		0.00	(0.02)	(0.06)	(0.09)	(0.02)
Distributions from net realized gains	—		—	—	—	—	—

Total distributions	0.00		0.00	(0.02)	(0.06)	(0.09)	(0.02)

Net asset value, end of period	$8.65		$8.68	$8.70	$8.79	$8.72	$8.90

Total return A	(0.33	)%B	(0.19)%	(0.85)%	(1.46)%	1.00%	0.48	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,093		$969	$863	$377	$371	$1
Ratios to average net assets:
Expenses, before reimbursements	1.75	%C	1.84%	1.89%	1.90%	2.47%	2.28	%C
Expenses, net of reimbursements	1.46	%C	1.50%	1.60%	1.59%	1.55%	1.60	%C
Net investment income (loss), before reimbursements	(0.86	)%C	(0.85)%	(0.65)%	(0.03)%	(0.43)%	(3.57	)%C
Net investment income (loss), net of reimbursements	(0.57	)%C	(0.52)%	(0.36)%	0.28%	0.49%	(2.88	)%C
Portfolio turnover rate	16	%B	53%	105%	18%	65%	60	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

Results of Shareholder Meeting

(Unaudited)

Special meetings of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) were held on April 7 and April 28, 2015. The shareholders of the High Yield Bond, Retirement Income and Appreciation, Intermediate Bond, and Short-Term Bond Funds (the “Funds”) approved a new investment management agreement between American Beacon Advisors, Inc. and the Funds. This proposal required a majority of shareholders of each Fund to achieve a quorum. The following are the results of the shareholder votes for this proposal:

Funds	For	Against	Abstain	Non-Voting
High Yield Bond	139,702,324.27	363,481.29	998,635.09	71,804,736.72

Retirement Income and Appreciation Fund	88,356,773.62	122,298.16	110,091.44	15,347,160.00

Intermediate Bond	423,895,861.18	19,848.56	22,610.48	2,016,351.15

Short-Term Bond	225,614,812.58	148,951.69	103,110.14	10,637,861.15

Special meetings of shareholders of the Trust were held on April 7 and April 28, 2015. The shareholders of the Trust approved the re-election of nine of the current Trustees to the Board of the American Beacon Trust and to elect two additional Trustees to the Board. This proposal required a majority of the shareholders of the Trust to achieve a quorum. The following are the results of the election of each Trustee:

Gilbert G. Alvarado
Affirmative	17,498,277,594.15
Withhold	242,060,281.87

Joseph B. Armes
Affirmative	17,495,833,591.04
Withhold	244,504,284.98

Gerard J. Arpey
Affirmative	17,502,516,555.24
Withhold	237,821,320.78

W. Humphrey Bogart
Affirmative	17,374,854,476.19
Withhold	365,483,399.83

Brenda A. Cline
Affirmative	17,504,753,521.13
Withhold	235,584,354.89

Eugene J. Duffy
Affirmative	17,272,913,641.26
Withhold	467,424,234.76

Thomas M. Dunning
Affirmative	17,494,495,630.88
Withhold	245,842,245.14

Alan D. Feld
Affirmative	15,741,742,569.13
Withhold	1,998,595,306.89

Richard A. Massman
Affirmative	17,494,285,443.12
Withhold	246,052,432.90

Barbara J. McKenna
Affirmative	17,278,477,252.86
Withhold	461,860,623.16

R. Gerald Turner
Affirmative	17,496,133,103.13
Withhold	244,204,772.89

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond Fund and American Beacon Short-Term Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 4/15

ITEM 2.	CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds
Date: July 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds
Date: July 7, 2015

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds
Date: July 7, 2015